UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

HARTFORD SERIES FUND, INC. 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Series Fund, Inc.

This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent product information including the applicable sales, administrative and other charges.

American Funds Asset Allocation HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds Asset Allocation HLS Fund IB	23.40%	14.88%	6.94%
Barclays U.S. Aggregate Bond Index	-2.02%	4.44%	4.49%
S&P 500 Index	32.39%	17.94%	7.59%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 0.86% and the gross total annual operating expense ratio for Class IB shares was 1.26%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Asset Allocation HLS Fund returned 23.40% for the twelve-month period ended December 31, 2013, versus the returns of 32.39% for the S&P 500 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed the 19.17% average return of the Variable Products-Underlying Funds Lipper Mixed-Asset Target Allocation Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Asset Allocation HLS Fund is directly related to the performance of the American Funds Insurance Series – Asset Allocation Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Asset Allocation Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Asset Allocation HLS Fund’s financial statements.

2

American Funds Blue Chip Income and Growth HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds Blue Chip Income and Growth HLS Fund IB	32.55%	16.24%	6.50%
S&P 500 Index	32.39%	17.94%	7.59%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.00% and the gross total annual operating expense ratio for Class IB shares was 1.50%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Blue Chip Income and Growth HLS Fund returned 32.55% for the twelve-month period ended December 31, 2013, versus the return of 32.39% for the S&P 500 Index. The Fund outperformed the 31.34% average return of the Variable Products-Underlying Funds Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Blue Chip Income and Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Blue Chip Income and Growth HLS Fund’s financial statements.

3

American Funds Bond HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks to maximize current income and preservation of capital.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds Bond HLS Fund IB	-2.37%	5.27%	2.66%
Barclays U.S. Aggregate Bond Index	-2.02%	4.44%	4.49%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 0.93% and the gross total annual operating expense ratio for Class IB shares was 1.18%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Bond HLS Fund returned -2.37% for the twelve-month period ended December 31, 2013, versus the return of -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed the -1.87% average return of the Variable Products-Underlying Funds Lipper Intermediate Investment Grade Debt Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Bond HLS Fund is directly related to the performance of the American Funds Insurance Series – Bond Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Bond Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Bond HLS Fund’s financial statements.

4

American Funds Global Bond HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks a high level of total return over the long term.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds Global Bond HLS Fund IB	-3.03%	4.19%	3.41%
Barclays Global Aggregate Index	-2.60%	3.91%	3.47%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.13% and the gross total annual operating expense ratio for Class IB shares was 1.63%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Global Bond HLS Fund returned -3.03% for the twelve-month period ended December 31, 2013, versus the return of -2.60% for the Barclays Global Aggregate Index. The Fund underperformed the -2.05% average return of the Variable Products-Underlying Funds Lipper Global Income Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Bond HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Bond Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Bond Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Bond HLS Fund’s financial statements.

5

American Funds Global Growth and Income HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks growth of capital over time and current income.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds Global Growth and Income HLS Fund IB	22.16%	16.10%	4.41%
MSCI All Country World Index	23.44%	15.53%	3.98%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.17% and the gross total annual operating expense ratio for Class IB shares was 1.72%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Global Growth and Income HLS Fund returned 22.16% for the twelve-month period ended December 31, 2013, versus the return of 23.44% for the MSCI All Country World Index. The Fund underperformed the 26.58% average return of the Variable Products-Underlying Funds Lipper Global Multi-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Growth and Income HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Growth and Income Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Growth and Income Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Growth and Income HLS Fund’s financial statements.

6

American Funds Global Growth HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds Global Growth HLS Fund IB	28.77%	17.68%	6.71%
MSCI All Country World Index	23.44%	15.53%	3.98%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.14% and the gross total annual operating expense ratio for Class IB shares was 1.89%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Global Growth HLS Fund returned 28.77% for the twelve-month period ended December 31, 2013, versus the return of 23.44% for the MSCI All Country World Index. The Fund outperformed the 22.86% average return of the Variable Products-Underlying Funds Lipper Global Multi-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Growth HLS Fund’s financial statements.

7

American Funds Global Small Capitalization HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks growth of capital over time.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds Global Small Capitalization HLS Fund IB	27.89%	18.97%	3.49%
MSCI All Country World Small Cap Index	29.18%	21.20%	8.06%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.31% and the gross total annual operating expense ratio for Class IB shares was 1.86%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Global Small Capitalization HLS Fund returned 27.89% for the twelve-month period ended December 31, 2013, versus the return of 29.18% for the MSCI All Country World Small Cap Index. The Fund underperformed the 29.41% average return of the Variable Products-Underlying Funds Lipper Global Small/Mid-Cap Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Small Capitalization HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Small Capitalization Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Small Capitalization Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Small Capitalization HLS Fund’s financial statements.

8

American Funds Growth HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks growth of capital.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds Growth HLS Fund IB	29.78%	19.09%	6.23%
S&P 500 Index	32.39%	17.94%	7.59%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 0.89% and the gross total annual operating expense ratio for Class IB shares was 1.39%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Growth HLS Fund returned 29.78% for the twelve-month period ended December 31, 2013, versus the return of 32.39% for the S&P 500 Index. The Fund underperformed the 34.00% average return of the Variable Products-Underlying Funds Lipper Large-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Growth HLS Fund’s financial statements.

9

American Funds Growth-Income HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital and income over time.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds Growth-Income HLS Fund IB	33.14%	17.29%	6.69%
S&P 500 Index	32.39%	17.94%	7.59%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 0.83% and the gross total annual operating expense ratio for Class IB shares was 1.28%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds Growth-Income HLS Fund returned 33.14% for the twelve-month period ended December 31, 2013, versus the return of 32.39% for the S&P 500 Index. The Fund outperformed the 31.34% average return of the Variable Products-Underlying Funds Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Growth-Income HLS Fund is directly related to the performance of the American Funds Insurance Series – Growth-Income Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Growth-Income Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Growth-Income HLS Fund’s financial statements.

10

American Funds International HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital over time.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds International HLS Fund IB	21.23%	13.29%	2.28%
MSCI All Country World ex USA Index	15.78%	13.32%	1.03%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.08% and the gross total annual operating expense ratio for Class IB shares was 1.68%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds International HLS Fund returned 21.23% for the twelve-month period ended December 31, 2013, versus the return of 15.78% for the MSCI All Country World ex USA Index. The Fund outperformed the 19.87% average return of the Variable Products-Underlying Funds Lipper International Multi-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds International HLS Fund is directly related to the performance of the American Funds Insurance Series – International Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – International Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds International HLS Fund’s financial statements.

11

American Funds New World HLS Fund inception 4/30/2008

(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term capital appreciation.

Performance Overview 4/30/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1B.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	Since Inception▲
American Funds New World HLS Fund IB	11.06%	14.43%	2.93%
MSCI All Country World Index	23.44%	15.53%	3.98%
MSCI Emerging Markets Index	-2.27%	15.15%	-0.28%

▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.35% and the gross total annual operating expense ratio for Class IB shares was 2.20%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB shares of the American Funds New World HLS Fund returned 11.06% for the twelve-month period ended December 31, 2013, versus the returns of 23.44% for the MSCI All Country World Index and -2.27% for the MSCI Emerging Markets Index. The Fund outperformed the -0.14% average return of the Variable Products-Underlying Funds Lipper Emerging Markets Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds New World HLS Fund is directly related to the performance of the American Funds Insurance Series – New World Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – New World Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds New World HLS Fund’s financial statements.

12

American Funds Asset Allocation HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,800	American Funds Insurance Series - Asset Allocation Fund Class 1		$62,981

	Total investment companies
	(cost $50,114)		$62,981

	Total investments
	(cost $50,114) ▲	100.0%	$62,981
	Other assets and liabilities	—%	(20)
	Total net assets	100.0%	$62,961

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $50,435 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,546
Unrealized Depreciation	—
Net Unrealized Appreciation	$12,546

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$62,981
Total	$62,981

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,317	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$43,521

	Total investment companies
	(cost $31,861)		$43,521

	Total investments
	(cost $31,861) ▲	100.0%	$43,521
	Other assets and liabilities	—%	(19)
	Total net assets	100.0%	$43,502

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $32,455 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,066
Unrealized Depreciation	—
Net Unrealized Appreciation	$11,066

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$43,521
Total	$43,521

The accompanying notes are an integral part of these financial statements.

13

American Funds Bond HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
22,078	American Funds Insurance Series - Bond Fund Class 1		$236,895

	Total investment companies
	(cost $238,447)		$236,895

	Total investments
	(cost $238,447) ▲	100.0%	$236,895
	Other assets and liabilities	—%	(49)
	Total net assets	100.0%	$236,846

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $239,186 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(2,291)
Net Unrealized Depreciation	$(2,291)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$236,895
Total	$236,895

American Funds Global Bond HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.1%
1,433	American Funds Insurance Series - Global Bond Fund Class 1		$17,021

	Total investment companies
	(cost $17,560)		$17,021

	Total investments
	(cost $17,560) ▲	100.1%	$17,021
	Other assets and liabilities	(0.1)%	(14)
	Total net assets	100.0%	$17,007

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $17,571 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(550)
Net Unrealized Depreciation	$(550)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$17,021
Total	$17,021

The accompanying notes are an integral part of these financial statements.

14

American Funds Global Growth and Income HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
4,208	American Funds Insurance Series - Global Growth and Income Fund Class 1		$52,731

	Total investment companies
	(cost $35,301)		$52,731

	Total investments
	(cost $35,301) ▲	100.0%	$52,731
	Other assets and liabilities	—%	(19)
	Total net assets	100.0%	$52,712

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $36,974 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,757
Unrealized Depreciation	—
Net Unrealized Appreciation	$15,757

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$52,731
Total	$52,731

American Funds Global Growth HLS Fund
Schedule of Investments
December 31, 2013 (000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.1%
814	American Funds Insurance Series - Global Growth Fund Class 1		$24,524

	Total investment companies
	(cost $16,229)		$24,524

	Total investments
	(cost $16,229) ▲	100.1%	$24,524
	Other assets and liabilities	(0.1)%	(15)
	Total net assets	100.0%	$24,509

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $17,424 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation.	$7,100
Unrealized Depreciation	—
Net Unrealized Appreciation	$7,100

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$24,524
Total	$24,524

The accompanying notes are an integral part of these financial statements.

15

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,384	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$61,247

	Total investment companies
	(cost $43,306)		$61,247

	Total investments
	(cost $43,306) ▲	100.0%	$61,247
	Other assets and liabilities	—%	(23)
	Total net assets	100.0%	$61,224

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $45,340 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,907
Unrealized Depreciation	—
Net Unrealized Appreciation	$15,907

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$61,247
Total	$61,247

American Funds Growth HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
4,470	American Funds Insurance Series - Growth Fund Class 1		$351,084

	Total investment companies
	(cost $184,643)		$351,084

	Total investments
	(cost $184,643) ▲	100.0%	$351,084
	Other assets and liabilities	—%	(66)
	Total net assets	100.0%	$351,018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $193,787 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$157,297
Unrealized Depreciation	—
Net Unrealized Appreciation	$157,297

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$351,084
Total	$351,084

The accompanying notes are an integral part of these financial statements.

16

American Funds Growth-Income HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,898	American Funds Insurance Series - Growth-Income Fund Class 1		$197,730

	Total investment companies
	(cost $113,342)		$197,730

	Total investments
	(cost $113,342) ▲	100.0%	$197,730
	Other assets and liabilities	—%	(41)
	Total net assets	100.0%	$197,689

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $117,212 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$80,518
Unrealized Depreciation	—
Net Unrealized Appreciation	$80,518

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$197,730
Total	$197,730

American Funds International HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
10,671	American Funds Insurance Series - International Fund Class 1		$226,448

	Total investment companies
	(cost $165,370)		$226,448

	Total investments
	(cost $165,370) ▲	100.0%	$226,448
	Other assets and liabilities	—%	(48)
	Total net assets	100.0%	$226,400

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $171,216 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$55,232
Unrealized Depreciation	—
Net Unrealized Appreciation	$55,232

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$226,448
Total	$226,448

The accompanying notes are an integral part of these financial statements.

17

American Funds New World HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,368	American Funds Insurance Series - New World Fund Class 1		$34,321

	Total investment companies
	(cost $29,306)		$34,321

	Total investments
	(cost $29,306) ▲	100.0%	$34,321
	Other assets and liabilities	—%	(17)
	Total net assets	100.0%	$34,304

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $29,851 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,470
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,470

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At December 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$34,321
Total	$34,321

The accompanying notes are an integral part of these financial statements.

18

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19

Hartford Series Fund, Inc.
Statements of Assets and Liabilities
December 31, 2013
(000’s Omitted)

	American Funds Asset Allocation HLS Fund	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund
Assets:
Investments in underlying funds, at market value @	$62,981	$43,521	$236,895
Receivables:
Investment securities sold	8	5	166
Fund shares sold	—	—	—
Other assets	6	5	13
Total assets	62,995	43,531	237,074
Liabilities:
Payables:
Investment securities purchased	—	—	—
Fund shares redeemed	8	6	165
Investment management fees	9	7	26
Distribution fees	4	2	13
Accrued expenses	13	14	24
Total liabilities	34	29	228
Net assets	$62,961	$43,502	$236,846
Summary of Net Assets:
Capital stock and paid-in-capital	$37,382	$25,120	$230,028
Undistributed net investment income	672	648	3,495
Accumulated net realized gain	12,040	6,074	4,875
Unrealized appreciation (depreciation) of investments	12,867	11,660	(1,552)
Net assets	$62,961	$43,502	$236,846
Shares authorized	200,000	200,000	200,000
Par value	$0.001	$0.001	$0.001
Class IB: Net asset value per share	$12.63	$12.31	$9.75
Shares outstanding	4,986	3,535	24,304
Net assets	$62,961	$43,502	$236,846
@ Cost of investments in underlying funds	$50,114	$31,861	$238,447

The accompanying notes are an integral part of these financial statements.

20

American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund

$17,021	$52,731	$24,524	$61,247	$351,084	$197,730	$226,448	$34,321

2	30	9	35	197	110	176	—
—	—	—	—	—	—	—	3
2	6	4	7	39	20	30	6
17,025	52,767	24,537	61,289	351,320	197,860	226,654	34,330

—	—	—	—	—	—	—	3
2	30	9	35	197	110	176	—
3	9	6	11	58	30	42	8
1	3	1	3	19	11	12	2
12	13	12	16	28	20	24	13
18	55	28	65	302	171	254	26
$17,007	$52,712	$24,509	$61,224	$351,018	$197,689	$226,400	$34,304

$16,304	$19,617	$11,184	$39,058	$148,924	$92,128	$149,536	$22,922
13	1,526	196	171	2,087	1,910	2,228	330
1,229	14,139	4,834	4,054	33,566	19,263	13,558	6,037
(539)	17,430	8,295	17,941	166,441	84,388	61,078	5,015
$17,007	$52,712	$24,509	$61,224	$351,018	$197,689	$226,400	$34,304
200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
$0.001	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001
$9.66	$11.24	$12.56	$9.47	$13.09	$13.26	$10.27	$9.17
1,760	4,691	1,951	6,465	26,824	14,913	22,042	3,742
$17,007	$52,712	$24,509	$61,224	$351,018	$197,689	$226,400	$34,304
$17,560	$35,301	$16,229	$43,306	$184,643	$113,342	$165,370	$29,306

The accompanying notes are an integral part of these financial statements.

21

Hartford Series Fund, Inc.
Statements of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

	American Funds Asset Allocation HLS Fund	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund
Investment Income:
Dividends from underlying funds	$1,054	$893	$4,636
Total investment income	1,054	893	4,636

Expenses:
Investment management fees	451	323	1,047
Transfer agent fees	—	—	—
Distribution fees - Class IB	173	108	523
Custodian fees	—	—	—
Accounting services fees	7	4	21
Board of Directors' fees	2	2	6
Audit fees	11	10	12
Other expenses	15	13	55
Total expenses (before waivers)	659	460	1,664
Expense waivers	(277)	(215)	(523)
Total waivers	(277)	(215)	(523)
Total expenses, net	382	245	1,141
Net Investment Income (Loss)	672	648	3,495

Net Realized Gain on Investments:
Capital gain distribution received from underlying funds	—	—	2,111
Net realized gain on investments in underlying funds	13,871	7,073	3,601
Net Realized Gain on Investments	13,871	7,073	5,712

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation (depreciation) of investments in underlying funds	(131)	4,336	(13,611)
Net Gain (Loss) on Investments	13,740	11,409	(7,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,412	$12,057	$(4,404)

The accompanying notes are an integral part of these financial statements.

22

American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund

$—	$1,901	$358	$503	$3,979	$2,969	$3,469	$581
—	1,901	358	503	3,979	2,969	3,469	581

214	537	275	460	2,623	1,373	1,918	476
—	—	—	—	—	—	—	—
72	168	69	144	874	490	564	108
—	—	—	—	—	—	—	—
3	7	3	6	35	20	23	4
2	3	2	2	11	6	6	2
10	11	10	11	13	12	12	11
10	17	10	25	85	41	72	18
311	743	369	648	3,641	1,942	2,595	619
(143)	(369)	(207)	(316)	(1,749)	(883)	(1,354)	(368)
(143)	(369)	(207)	(316)	(1,749)	(883)	(1,354)	(368)
168	374	162	332	1,892	1,059	1,241	251
(168)	1,527	196	171	2,087	1,910	2,228	330

397	—	—	—	—	—	—	214
1,066	16,033	6,426	6,456	42,711	23,134	19,588	7,849
1,463	16,033	6,426	6,456	42,711	23,134	19,588	8,063

(2,614)	(4,586)	199	7,590	45,996	30,844	21,768	(4,486)
(1,151)	11,447	6,625	14,046	88,707	53,978	41,356	3,577
$(1,319)	$12,974	$6,821	$14,217	$90,794	$55,888	$43,584	$3,907

The accompanying notes are an integral part of these financial statements.

23

Hartford Series Fund, Inc.
Statements of Changes in Net Assets

(000’s Omitted)

	American Funds Asset Allocation HLS Fund		American Funds Blue Chip Income and Growth HLS Fund
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income (loss)	$672	$1,042	$648	$628
Net realized gain on investments	13,871	4,503	7,073	2,809
Net unrealized appreciation (depreciation) of investments	(131)	4,256	4,336	1,230
Net Increase (Decrease) in Net assets Resulting from Operations	14,412	9,801	12,057	4,667
Distributions to Shareholders:
From net investment income
Class IB	(1,042)	(1,026)	(628)	(467)
From net realized gain on investments
Class IB	(4,503)	(140)	(2,802)	(266)
Total distributions	(5,545)	(1,166)	(3,430)	(733)
Capital Share Transactions:
Class IB
Sold	24,495	10,741	12,319	14,324
Issued on reinvestment of distributions	5,545	1,166	3,430	733
Redeemed	(40,562)	(20,282)	(20,794)	(11,496)
Net increase (decrease) from capital share transactions	(10,522)	(8,375)	(5,045)	3,561
Net increase (decrease) in net assets	(1,655)	260	3,582	7,495
Net Assets:
Beginning of period	64,616	64,356	39,920	32,425
End of period	$62,961	$64,616	$43,502	$39,920
Undistributed (distribution in excess of)
net investment income	$672	$1,042	$648	$628
Shares:
Class IB
Sold	2,034	1,021	1,090	1,460
Issued on reinvestment of distributions	475	109	307	73
Redeemed	(3,375)	(1,912)	(1,811)	(1,160)
Total share activity	(866)	(782)	(414)	373

The accompanying notes are an integral part of these financial statements.

24

American Funds Bond HLS Fund		American Funds Global Bond HLS Fund		American Funds Global Growth and Income HLS Fund		American Funds Global Growth HLS Fund
For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

$3,495	$4,314	$(168)	$706	$1,527	$1,598	$196	$147
5,712	6,087	1,463	2,000	16,033	2,782	6,426	1,741
(13,611)	(428)	(2,614)	(311)	(4,586)	7,964	199	4,172
(4,404)	9,973	(1,319)	2,395	12,974	12,344	6,821	6,060

(4,314)	(5,360)	(888)	(1,092)	(1,598)	(1,976)	(147)	(313)

(5,996)	(4,400)	(1,720)	(825)	(986)	—	(1,740)	(324)
(10,310)	(9,760)	(2,608)	(1,917)	(2,584)	(1,976)	(1,887)	(637)

90,232	33,978	4,223	3,834	4,966	4,117	4,045	2,125
10,310	9,760	2,608	1,917	2,584	1,976	1,887	637
(47,990)	(43,146)	(24,090)	(12,388)	(40,155)	(20,173)	(15,412)	(8,449)
52,552	592	(17,259)	(6,637)	(32,605)	(14,080)	(9,480)	(5,687)
37,838	805	(21,186)	(6,159)	(22,215)	(3,712)	(4,546)	(264)

199,008	198,203	38,193	44,352	74,927	78,639	29,055	29,319
$236,846	$199,008	$17,007	$38,193	$52,712	$74,927	$24,509	$29,055

$3,495	$4,314	$13	$887	$1,526	$1,597	$196	$147

9,050	3,188	409	342	481	452	356	219
1,064	943	273	177	252	221	168	65
(4,730)	(4,046)	(2,362)	(1,105)	(3,865)	(2,235)	(1,352)	(861)
5,384	85	(1,680)	(586)	(3,132)	(1,562)	(828)	(577)

The accompanying notes are an integral part of these financial statements.

25

Hartford Series Fund, Inc.
Statements of Changes in Net Assets – (continued)

(000’s Omitted)

	American Funds Global Small Capitalization HLS Fund		American Funds Growth HLS Fund
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$171	$560	$2,087	$1,686
Net realized gain on investments	6,456	5,606	42,711	10,749
Net unrealized appreciation (depreciation) of investments	7,590	3,066	45,996	41,625
Net Increase in Net assets Resulting from Operations	14,217	9,232	90,794	54,060
Distributions to Shareholders:
From net investment income
Class IB	(560)	(648)	(1,685)	(1,117)
From net realized gain on investments
Class IB	(5,594)	(4,957)	(10,749)	(975)
Total distributions	(6,154)	(5,605)	(12,434)	(2,092)
Capital Share Transactions:
Class IB
Sold	11,979	3,154	31,235	33,586
Issued on reinvestment of distributions	6,154	5,605	12,434	2,092
Redeemed	(18,853)	(14,163)	(104,900)	(71,725)
Net decrease from capital share transactions	(720)	(5,404)	(61,231)	(36,047)
Net increase (decrease) in net assets	7,343	(1,777)	17,129	15,921
Net Assets:
Beginning of period	53,881	55,658	333,889	317,968
End of period	$61,224	$53,881	$351,018	$333,889
Undistributed (distribution in excess of)
net investment income	$171	$560	$2,087	$1,685
Shares:
Class IB
Sold	1,336	379	2,713	3,394
Issued on reinvestment of distributions	707	731	1,060	210
Redeemed	(2,081)	(1,717)	(8,886)	(7,202)
Total share activity	(38)	(607)	(5,113)	(3,598)

The accompanying notes are an integral part of these financial statements.

26

American Funds Growth-Income HLS Fund		American Funds International HLS Fund		American Funds New World HLS Fund
For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

$1,910	$2,338	$2,228	$2,543	$330	$325
23,134	3,072	19,588	4,308	8,063	4,944
30,844	22,943	21,768	28,881	(4,486)	3,202
55,888	28,353	43,584	35,732	3,907	8,471

(2,338)	(2,243)	(2,543)	(3,474)	(325)	(835)

(2,361)	—	(4,233)	—	(4,907)	(2,795)
(4,699)	(2,243)	(6,776)	(3,474)	(5,232)	(3,630)

27,350	25,921	19,705	20,802	5,406	6,030
4,699	2,243	6,776	3,474	5,232	3,630
(68,769)	(41,113)	(62,187)	(39,635)	(26,706)	(15,373)
(36,720)	(12,949)	(35,706)	(15,359)	(16,068)	(5,713)
14,469	13,161	1,102	16,899	(17,393)	(872)
183,220	170,059	225,298	208,399	51,697	52,569
$197,689	$183,220	$226,400	$225,298	$34,304	$51,697

$1,910	$2,338	$2,228	$2,543	$330	$325

2,387	2,678	2,147	2,601	591	658
397	226	733	432	610	417
(5,833)	(4,240)	(6,641)	(4,853)	(2,923)	(1,684)
(3,049)	(1,336)	(3,761)	(1,820)	(1,722)	(609)

The accompanying notes are an integral part of these financial statements.

27

Hartford Series Fund, Inc.
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

The Hartford HLS Funds serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end management investment company comprised of thirty portfolios, eleven portfolios of which are included in these financial statements (each a “Fund” or together the “Funds”). These eleven portfolios of the Company are Hartford Series Fund, Inc. (the “Company”) is an open-end management investment company comprised of thirty portfolios, eleven portfolios of which are included in these financial statements (each a “Fund” or together the “Funds”). These eleven portfolios of the Company are American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund is organized as a diversified open-end management investment The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund is organized as a diversified open-end management investment company, except for American Funds Global Bond HLS Fund, which is non-diversified.

Each Fund operates in the manner of a fund of funds, investing in shares of underlying mutual funds (the “Underlying Funds”). Each Underlying Fund is offered by American Funds Insurance Series, and is a registered open-end investment company. The Funds and their related Underlying Funds are listed below:

Fund	Underlying Fund
American Funds Asset Allocation HLS Fund	Asset Allocation Fund Class 1
American Funds Blue Chip Income and Growth HLS Fund	Blue Chip Income and Growth Fund Class 1
American Funds Bond HLS Fund	Bond Fund Class 1
American Funds Global Bond HLS Fund	Global Bond Fund Class 1
American Funds Global Growth and Income HLS Fund	Global Growth and Income Fund Class 1
American Funds Global Growth HLS Fund	Global Growth Fund Class 1
American Funds Global Small Capitalization HLS Fund	Global Small Capitalization Fund Class 1
American Funds Growth HLS Fund	Growth Fund Class 1
American Funds Growth-Income HLS Fund	Growth-Income Fund Class 1
American Funds International HLS Fund	International Fund Class 1
American Funds New World HLS Fund	New World Fund Class 1

The Underlying Funds’ accounting policies are outlined in the Underlying Funds’ shareholder report, which accompanies this report.

Class IB shares of the Funds are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution fees charged pursuant to a Distribution and Service Plan. The Distribution and Service Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Funds in the preparation of their financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect

28

the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of the Funds’ shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation – Investments in the Underlying Funds are valued at the respective NAV of each Underlying Fund as determined as of the NYSE Close on the Valuation Date. Valuation of investments held by the Underlying Funds is discussed in Notes to Financial Statements of the Underlying Funds, which are included in the Underlying Funds’ shareholder report, accompanying this report.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

During the year ended December 31, 2013, the Funds held no Level 3 securities, and therefore, no reconciliations of Level 3 securities are presented.

For additional information, refer to the investment valuation hierarchy level summary which follows the Schedule of Investments for each Fund.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period. During the year ended December 31, 2013, there were no transfers between different hierarchy levels.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Income and capital gain distributions from the Underlying Funds are accrued on the ex-dividend date.

d)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Funds’ shares are executed in accordance with the investment instructions of the contract holders. The NAV of each Fund’s shares is determined as of

29

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

the close of each business day of the Exchange. The NAV is determined for each Fund by dividing the Fund’s net assets by the number of shares outstanding. Orders for the purchase of a Fund’s shares received by an insurance company prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Funds. The policy of all the Funds is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments and short-term capital gain adjustments. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds’ capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Principal Risks:

The Funds are exposed to the risks of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to each Underlying Fund. The market values of the Underlying Funds may decline due to general market conditions which are not specifically related to a particular fund, such as real or perceived adverse economic conditions or adverse investor sentiment generally.

4.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Funds intend to continue to qualify as Regulated Investment Companies (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders and otherwise complying with the requirements of the IRC. The Funds have distributed substantially all of their income and capital gains in the prior year and each Fund intends to distribute substantially all of its income and gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain adjustments. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income (loss) or net realized gains (losses) were recorded by a Fund.

30

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Funds for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013			For the Year Ended December 31, 2012
	Ordinary Income	Long- Term Capital Gains(a)	Tax return of capital	Ordinary Income	Long- Term Capital Gains(a)	Tax return of capital
American Funds Asset Allocation HLS Fund	$1,042	$4,503	$—	$1,026	$140	$—
American Funds Blue Chip Income and Growth HLS Fund	628	2,802	—	467	266	—
American Funds Bond HLS Fund	4,314	5,996	—	5,360	4,400	—
American Funds Global Bond HLS Fund	888	1,720	—	1,092	825	—
American Funds Global Growth and Income HLS Fund	1,598	986	—	1,976	—	—
American Funds Global Growth HLS Fund	147	1,740	—	313	324	—
American Funds Global Small Capitalization HLS Fund	560	5,594	—	648	4,957	—
American Funds Growth HLS Fund	1,685	10,749	—	1,117	975	—
American Funds Growth-Income HLS Fund	2,338	2,361	—	2,243	—	—
American Funds International HLS Fund	2,543	4,233	—	3,474	—	—
American Funds New World HLS Fund	325	4,907	—	835	2,795	—

(a)	The Funds designate these distributions as long-term capital dividends per IRC code Sec. 852(b) (3) (C).

As of December 31, 2013, the components of distributable earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)@	Total Accumulated Earnings (Deficit)
American Funds Asset Allocation HLS Fund	$672	$12,361	$–	$12,546	$25,579
American Funds Blue Chip Income and Growth HLS Fund	648	6,668	–	11,066	18,382
American Funds Bond HLS Fund	3,495	5,614	–	(2,291)	6,818
American Funds Global Bond HLS Fund	13	1,240	–	(550)	703
American Funds Global Growth and Income HLS Fund	1,526	15,812	–	15,757	33,095
American Funds Global Growth HLS Fund	196	6,029	–	7,100	13,325
American Funds Global Small Capitalization HLS Fund	171	6,088	–	15,907	22,166
American Funds Growth HLS Fund	2,087	42,710	–	157,297	202,094
American Funds Growth-Income HLS Fund	1,910	23,133	–	80,518	105,561
American Funds International HLS Fund	2,228	19,404	–	55,232	76,864
American Funds New World HLS Fund	330	6,582	–	4,470	11,382

@	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses.

31

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

d)	Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for items such as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of a Fund’s distributable income may be shown in the accompanying Statement of Assets and Liabilities as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

	Net Investment Income (Loss)	Net Realized Gain (Loss)	Paid-in- Capital
American Funds Global Bond HLS Fund	$182	$(182)	$–

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Funds had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

f)	Accounting for Uncertainty in Income Taxes – The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Funds do not have an examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules have no effect on the Funds’ financial positions or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end December 31, 2013. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

5.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for each Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Funds.

32

The schedule below reflects the rates of compensation as a percentage of each Fund’s average daily net assets paid to the investment manager for investment management services rendered during the year ended December 31, 2013. The rates are accrued daily and paid monthly:

Fund	Annual Rate*
American Funds Asset Allocation HLS Fund	0.65%
American Funds Blue Chip Income and Growth HLS Fund	0.75%
American Funds Bond HLS Fund	0.50%
American Funds Global Bond HLS Fund	0.75%
American Funds Global Growth and Income HLS Fund	0.80%
American Funds Global Growth HLS Fund	1.00%
American Funds Global Small Capitalization HLS Fund	0.80%
American Funds Growth HLS Fund	0.75%
American Funds Growth-Income HLS Fund	0.70%
American Funds International HLS Fund	0.85%
American Funds New World HLS Fund	1.10%

*	The investment manager has entered into an agreement under which it will waive a portion of its investment management fee with respect to each Fund for as long as that Fund is invested in its corresponding Underlying Fund. The net investment management fee under the agreement with the investment manager, after giving effect to the waiver, is 0.25% of the average daily net assets for each Fund.

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Funds, HFMC provides accounting services to the Funds and receives monthly compensation of 0.01% of each Fund’s average daily net assets. These fees are accrued daily and paid monthly.

c)	Other Related Party Transactions – Certain officers of the Funds are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Funds’ Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Funds was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

d)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund.

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Funds’ principal underwriter and distributor. The Company, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of each Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

33

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

6.	Investment Transactions:

For the year ended December 31, 2013, aggregate purchases and sales of investments in Underlying Funds (excluding short-term investments) were as follows:

	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
American Funds Asset Allocation HLS Fund	$20,181	$35,567
American Funds Blue Chip Income and Growth HLS Fund	7,006	14,822
American Funds Bond HLS Fund	80,132	32,263
American Funds Global Bond HLS Fund	2,719	22,351
American Funds Global Growth and Income HLS Fund	2,616	36,272
American Funds Global Growth HLS Fund	1,792	12,955
American Funds Global Small Capitalization HLS Fund	6,325	13,015
American Funds Growth HLS Fund	9,436	80,992
American Funds Growth-Income HLS Fund	10,743	50,236
American Funds International HLS Fund	10,090	50,327
American Funds New World HLS Fund	2,722	23,470

7.	Line of Credit:

The Funds, along with several other Hartford funds, participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Funds did not have any borrowings under this facility.

8.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

34

9.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

35

Hartford Series Fund, Inc.
Financial Highlights

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Invest- ment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

American Funds Asset Allocation HLS Fund
For the Year Ended December 31, 2013
IB	$11.04	$0.12	$2.39	$2.51	$(0.17)	$(0.75)	$(0.92)	$12.63	23.40%	$62,961	0.95%	0.55%	0.97%

For the Year Ended December 31, 2012(D)
IB	9.70	0.19	1.34	1.53	(0.17)	(0.02)	(0.19)	11.04	15.80	64,616	0.95	0.55	1.56

For the Year Ended December 31, 2011(D)
IB	9.74	0.14	(0.05)	0.09	(0.13)	–	(0.13)	9.70	1.02	64,356	0.95	0.55	1.61

For the Year Ended December 31, 2010(D)
IB	8.85	0.14	0.91	1.05	(0.16)	–	(0.16)	9.74	12.13	58,326	0.95	0.55	1.73

For the Year Ended December 31, 2009
IB	7.31	0.18	1.53	1.71	(0.14)	(0.03)	(0.17)	8.85	23.59	48,568	0.95	0.55	2.33

American Funds Blue Chip Income and Growth HLS Fund
For the Year Ended December 31, 2013
IB	10.11	0.17	3.02	3.19	(0.18)	(0.81)	(0.99)	12.31	32.55	43,502	1.07	0.57	1.51

For the Year Ended December 31, 2012(D)
IB	9.07	0.15	1.07	1.22	(0.12)	(0.06)	(0.18)	10.11	13.53	39,920	1.07	0.57	1.67

For the Year Ended December 31, 2011(D)
IB	9.18	0.13	(0.24)	(0.11)	–	–	–	9.07	(1.19)	32,425	1.07	0.57	1.44

For the Year Ended December 31, 2010(D)
IB	8.44	0.12	0.86	0.98	(0.24)	–	(0.24)	9.18	11.98	34,030	1.07	0.57	1.48

For the Year Ended December 31, 2009

IB	6.74	0.15	1.68	1.83	(0.09)	(0.04)	(0.13)	8.44	27.46	29,030	1.07	0.57	2.06
American Funds Bond HLS Fund
For the Year Ended December 31, 2013
IB	10.52	0.17	(0.42)	(0.25)	(0.22)	(0.30)	(0.52)	9.75	(2.37)	236,846	0.79	0.54	1.67

For the Year Ended December 31, 2012(D)
IB	10.52	0.23	0.29	0.52	(0.29)	(0.23)	(0.52)	10.52	5.01	199,008	0.79	0.54	2.13

For the Year Ended December 31, 2011(D)
IB	10.21	0.29	0.30	0.59	(0.28)	–	(0.28)	10.52	5.84	198,203	0.79	0.54	2.57

For the Year Ended December 31, 2010(D)
IB	9.84	0.26	0.35	0.61	(0.24)	–	(0.24)	10.21	6.15	206,360	0.80	0.55	2.75

For the Year Ended December 31, 2009
IB	8.98	0.35	0.74	1.09	(0.23)	–	(0.23)	9.84	12.23	181,550	0.78	0.53	3.75

See Portfolio Turnover information at the conclusion of Financial Highlights.

36

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Invest- ment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

American Funds Global Bond HLS Fund
For the Year Ended December 31, 2013
IB	$11.10	$(0.06)	$(0.29)	$(0.35)	$(0.37)	$(0.72)	$(1.09)	$9.66	(3.03)%	$17,007	1.09%	0.59%	(0.59)%

For the Year Ended December 31, 2012(D)
IB	11.02	0.24	0.38	0.62	(0.31)	(0.23)	(0.54)	11.10	5.83	38,193	1.07	0.57	1.69

For the Year Ended December 31, 2011(D)
IB	10.86	0.23	0.24	0.47	(0.23)	(0.08)	(0.31)	11.02	4.28	44,352	1.06	0.56	2.56

For the Year Ended December 31, 2010(D)
IB	10.47	0.27	0.24	0.51	(0.11)	(0.01)	(0.12)	10.86	4.85	38,654	1.07	0.57	2.49

For the Year Ended December 31, 2009
IB	9.85	0.13	0.79	0.92	(0.30)	–	(0.30)	10.47	9.43	38,533	1.06	0.56	1.29

American Funds Global Growth and Income HLS Fund
For the Year Ended December 31, 2013
IB	9.58	0.24	1.84	2.08	(0.26)	(0.16)	(0.42)	11.24	22.16	52,712	1.11	0.56	2.28

For the Year Ended December 31, 2012(D)
IB	8.38	0.23	1.20	1.43	(0.23)	–	(0.23)	9.58	17.30	74,927	1.10	0.55	2.05

For the Year Ended December 31, 2011(D)
IB	9.06	0.22	(0.70)	(0.48)	(0.20)	–	(0.20)	8.38	(5.19)	78,639	1.09	0.54	2.30

For the Year Ended December 31, 2010(D)
IB	8.30	0.20	0.72	0.92	(0.16)	–	(0.16)	9.06	11.41	91,254	1.10	0.55	2.25

For the Year Ended December 31, 2009
IB	6.06	0.16	2.21	2.37	(0.13)	–	(0.13)	8.30	39.37	88,762	1.09	0.54	2.39

American Funds Global Growth HLS Fund
For the Year Ended December 31, 2013
IB	10.45	0.08	2.83	2.91	(0.06)	(0.74)	(0.80)	12.56	28.77	24,509	1.34	0.59	0.71

For the Year Ended December 31, 2012(D)
IB	8.74	0.06	1.86	1.92	(0.10)	(0.11)	(0.21)	10.45	22.19	29,055	1.33	0.58	0.48

For the Year Ended December 31, 2011(D)
IB	9.74	0.10	(0.99)	(0.89)	(0.11)	–	(0.11)	8.74	(9.18)	29,319	1.32	0.57	0.95

For the Year Ended December 31, 2010(D)
IB	8.83	0.10	0.89	0.99	(0.08)	–	(0.08)	9.74	11.41	34,245	1.32	0.57	1.17

For the Year Ended December 31, 2009
IB	6.40	0.09	2.57	2.66	(0.12)	(0.11)	(0.23)	8.83	41.78	30,457	1.32	0.57	1.24

See Portfolio Turnover information at the conclusion of Financial Highlights.

37

Hartford Series Fund, Inc.
Financial Highlights – (continued)

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Invest- ment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

American Funds Global Small Capitalization HLS Fund
For the Year Ended December 31, 2013
IB	$8.29	$0.03	$2.18	$2.21	$(0.09)	$(0.94)	$(1.03)	$9.47	27.89%	$61,224	1.13%	0.58%	0.30%

For the Year Ended December 31, 2012(D)
IB	7.83	0.10	1.23	1.33	(0.10)	(0.77)	(0.87)	8.29	17.85	53,881	1.11	0.56	0.99

For the Year Ended December 31, 2011(D)
IB	9.92	0.10	(2.01)	(1.91)	(0.13)	(0.05)	(0.18)	7.83	(19.40)	55,658	1.11	0.56	0.98

For the Year Ended December 31, 2010(D)
IB	8.13	0.11	1.68	1.79	–	–	–	9.92	22.06	74,999	1.12	0.57	1.35

For the Year Ended December 31, 2009
IB	5.10	–	3.08	3.08	–	(0.05)	(0.05)	8.13	60.77	61,519	1.10	0.55	0.02

American Funds Growth HLS Fund
For the Year Ended December 31, 2013
IB	10.45	0.07	3.00	3.07	(0.06)	(0.37)	(0.43)	13.09	29.78	351,018	1.04	0.54	0.60

For the Year Ended December 31, 2012(D)
IB	8.95	0.05	1.51	1.56	(0.03)	(0.03)	(0.06)	10.45	17.56	333,889	1.04	0.54	0.50

For the Year Ended December 31, 2011(D)
IB	9.38	0.03	(0.46)	(0.43)	–	–	–	8.95	(4.57)	317,968	1.04	0.54	0.33

For the Year Ended December 31, 2010(D)
IB	7.96	0.04	1.42	1.46	(0.04)	–	(0.04)	9.38	18.36	356,162	1.05	0.55	0.43

For the Year Ended December 31, 2009
IB	5.81	0.03	2.22	2.25	(0.03)	(0.07)	(0.10)	7.96	39.02	296,659	1.03	0.53	0.47

American Funds Growth-Income HLS Fund
For the Year Ended December 31, 2013
IB	10.20	0.11	3.23	3.34	(0.14)	(0.14)	(0.28)	13.26	33.14	197,689	0.99	0.54	0.97

For the Year Ended December 31, 2012(D)
IB	8.81	0.13	1.38	1.51	(0.12)	–	(0.12)	10.20	17.16	183,220	0.99	0.54	1.29

For the Year Ended December 31, 2011(D)
IB	9.00	0.12	(0.31)	(0.19)	–	–	–	8.81	(2.12)	170,059	0.98	0.53	1.26

For the Year Ended December 31, 2010(D)
IB	8.20	0.10	0.81	0.91	(0.11)	–	(0.11)	9.00	11.11	185,836	0.99	0.54	1.19

For the Year Ended December 31, 2009
IB	6.39	0.11	1.86	1.97	(0.11)	(0.05)	(0.16)	8.20	30.85	168,690	0.98	0.53	1.56

See Portfolio Turnover information at the conclusion of Financial Highlights.

38

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Invest- ment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

American Funds International HLS Fund
For the Year Ended December 31, 2013
IB	$8.73	$0.09	$1.74	$1.83	$(0.11)	$(0.18)	$(0.29)	$10.27	21.23%	$226,400	1.15%	0.55%	0.99%

For the Year Ended December 31, 2012(D)
IB	7.54	0.10	1.22	1.32	(0.13)	–	(0.13)	8.73	17.58	225,298	1.14	0.54	1.15

For the Year Ended December 31, 2011(D)
IB	8.96	0.13	(1.40)	(1.27)	(0.15)	–	(0.15)	7.54	(14.23)	208,399	1.14	0.54	1.52

For the Year Ended December 31, 2010(D)
IB	8.50	0.13	0.44	0.57	(0.08)	(0.03)	(0.11)	8.96	6.92	235,702	1.16	0.56	1.78

For the Year Ended December 31, 2009
IB	6.09	0.11	2.48	2.59	(0.11)	(0.07)	(0.18)	8.50	42.75	197,258	1.13	0.53	1.53

American Funds New World HLS Fund
For the Year Ended December 31, 2013
IB	9.46	0.07	0.89	0.96	(0.08)	(1.17)	(1.25)	9.17	11.06	34,304	1.43	0.58	0.77

For the Year Ended December 31, 2012(D)
IB	8.66	0.07	1.38	1.45	(0.15)	(0.50)	(0.65)	9.46	17.47	51,697	1.41	0.56	0.61

For the Year Ended December 31, 2011(D)
IB	10.24	0.15	(1.60)	(1.45)	(0.13)	–	(0.13)	8.66	(14.23)	52,569	1.41	0.56	1.33

For the Year Ended December 31, 2010(D)
IB	8.80	0.11	1.42	1.53	(0.09)	–	(0.09)	10.24	17.54	72,257	1.42	0.57	1.30

For the Year Ended December 31, 2009
IB	6.00	0.10	2.84	2.94	(0.08)	(0.06)	(0.14)	8.80	49.14	58,578	1.40	0.55	1.44

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not include expenses of the Underlying Funds.
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.

See Portfolio Turnover information at the conclusion of Financial Highlights.

39

Hartford Series Fund, Inc.
Financial Highlights – (continued)

	Portfolio Turnover Rate
	For the Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009

American Funds Asset Allocation HLS Fund	29%	14%	9%	11%	8%
American Funds Blue Chip Income and Growth HLS Fund	16	23	14	11	6
American Funds Bond HLS Fund	15	15	15	13	2
American Funds Global Bond HLS Fund	10	8	16	17	5
American Funds Global Growth and Income HLS Fund	4	5	5	8	3
American Funds Global Growth HLS Fund	7	4	11	11	12
American Funds Global Small Capitalization HLS Fund	11	4	11	16	10
American Funds Growth HLS Fund	3	4	5	7	3
American Funds Growth-Income HLS Fund	6	9	5	8	1
American Funds International HLS Fund	4	7	9	7	7
American Funds New World HLS Fund	6	8	9	12	8

40

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of Hartford Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund (eleven of the thirty portfolios constituting the Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios listed above of the Hartford Series Fund, Inc. at December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN
February 17, 2014

41

Hartford Series Fund, Inc.
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Funds pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Funds. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Funds’ Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Funds pay to The Hartford a portion of the Chief Compliance Officer’s compensation, but do not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

42

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

43

Hartford Series Fund, Inc.
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Hartford Series Fund, Inc.
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio*	Days in the current 1/2 year	Days in the full year
American Funds Asset Allocation HLS Fund
Class IB	$1,000.00	$1,120.70	$2.96	$1,000.00	$1,022.41	$2.83	0.55%	184	365
American Funds Blue Chip Income and Growth HLS Fund
Class IB	$1,000.00	$1,159.70	$3.13	$1,000.00	$1,022.30	$2.93	0.58%	184	365
American Funds Bond HLS Fund
Class IB	$1,000.00	$1,003.80	$2.77	$1,000.00	$1,022.44	$2.80	0.55%	184	365
American Funds Global Bond HLS Fund
Class IB	$1,000.00	$1,023.10	$3.15	$1,000.00	$1,022.09	$3.15	0.62%	184	365
American Funds Global Growth and Income HLS Fund
Class IB	$1,000.00	$1,139.50	$3.06	$1,000.00	$1,022.34	$2.90	0.57%	184	365
American Funds Global Growth HLS Fund
Class IB	$1,000.00	$1,200.20	$3.32	$1,000.00	$1,022.19	$3.05	0.60%	184	365
American Funds Global Small Capitalization HLS Fund
Class IB	$1,000.00	$1,175.60	$3.21	$1,000.00	$1,022.26	$2.98	0.58%	184	365
American Funds Growth HLS Fund
Class IB	$1,000.00	$1,179.50	$3.00	$1,000.00	$1,022.45	$2.78	0.55%	184	365
American Funds Growth-Income HLS Fund
Class IB	$1,000.00	$1,193.20	$3.02	$1,000.00	$1,022.46	$2.78	0.55%	184	365
American Funds International HLS Fund
Class IB	$1,000.00	$1,175.40	$3.06	$1,000.00	$1,022.39	$2.85	0.56%	184	365
American Funds New World HLS Fund
Class IB	$1,000.00	$1,139.60	$3.21	$1,000.00	$1,022.20	$3.04	0.60%	184	365

45

Hartford Series Fund, Inc.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory agreement. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for the Funds with Hartford Funds Management Company, LLC (“HFMC”) (the “Agreement”). Each Fund invests all of its assets directly in a corresponding portfolio of the American Funds Insurance Series (each a “Master Fund,” and collectively, the “Master Funds”) that is advised by Capital Research and Management Company (“CRMC”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from HFMC to questions posed to it on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreement at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Funds by HFMC and its affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreement.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreement with respect to each Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Funds’ contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Funds’ management fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the Agreement.

In determining whether to continue the Agreement for the Funds, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreement. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreement is provided below.

Nature, Extent, and Quality of Services Provided by HFMC

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Funds by HFMC. The Board considered, among other things, the terms of the Agreement and the range of services provided by HFMC. In this regard, the Board considered that because of the master-feeder structure, the portfolio management services provided by HFMC to each Fund are limited to selecting one of the Master Funds, investing a Fund’s assets in that Master Fund, and monitoring the Master Fund’s performance as an investment for each Fund. The Board also considered that certain administrative services, such as oversight of service providers, production of Fund registration statements and shareholder reports, and provision of information to the Board, are also provided by HFMC under the Agreement. The Board considered HFMC’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to each Fund. In addition, the Board considered the quality of HFMC’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning HFMC’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on HFMC’s compliance policies and procedures, compliance history, and a report from the Funds’ Chief Compliance Officer on HFMC’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted HFMC’s support of the Funds’ compliance control structure, particularly the resources devoted by HFMC in support of the Funds’ obligations pursuant to

46

Rule 38a-1 under the 1940 Act. The Board considered that HFMC or its affiliates are responsible for providing the Funds’ officers. In addition, the Board considered the nature and quality of the services provided to the Funds and their shareholders by HFMC’s affiliates. Further, the Board considered the possibility that at some point in the future, HFMC may recommend the withdrawal of one or more of the Funds from the master-feeder structure and the management of the Funds’ assets directly or through a sub-adviser.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by HFMC.

Performance of the Funds

The Board considered the investment performance of the Funds. In this regard, the Board reviewed the performance of each Fund over different time periods presented in the materials and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by HFMC concerning Fund performance, as well as information from Lipper comparing the investment performance of each Fund to an appropriate benchmark and universe of peer funds. The Board reviewed the performance of each Fund in light of each Fund’s objective of providing access to the corresponding Master Fund.

The Board noted that the performance of each Fund is based on the performance of the Fund’s corresponding Master Fund. The Board noted that CRMC uses a system of multiple portfolio counselors in managing the Master Funds’ assets. Under this approach, the portfolio of a Master Fund is divided into segments managed by individual portfolio counselors who decide how their respective segment will be invested within the limits provided by a Master Fund’s investment objective, policies and restrictions and subject to the oversight of CRMC’s investment committee.

In light of all the considerations noted above, the Board concluded that while there could be no guarantee of future results, the overall performance of the Funds and their corresponding Master Funds was satisfactory.

Costs of the Services and Profitability of HFMC

The Board reviewed information regarding HFMC’s costs to provide administrative services and certain advisory services to the Funds and the profitability to it and its affiliates from managing the Funds. The Board considered that HFMC offers a contractual management fee waiver on each of the Funds for as long as each Fund remains invested in a Master Fund. Under the waiver, HFMC retains a net contractual management fee of 0.25% of each Fund’s average daily net assets in order to compensate it for the administrative services and certain advisory services that HFMC provides each Fund under the Agreement. The Board noted that the future profitability of each Fund to HFMC would depend on the growth of assets under management. The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the Agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by HFMC and its affiliates from their relationships with the Funds would not be excessive.

Comparison of Fees and Expenses

The Board considered comparative information with respect to the management fees to be paid by each Fund to HFMC and the total expense ratios of each Fund. The Board noted that each Fund and its shareholders bears the fees and expenses of the Fund and the Master Fund in which it invests, with the result that each Fund’s expenses are generally higher than those of other mutual funds that invest directly in securities. The Board also considered that each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.

The Board reviewed written materials from Lipper providing comparative information about each Fund’s management fees and overall expense ratios relative to those of peer groups. While the Board recognized that comparisons between the Funds and peer

47

Hartford Series Fund, Inc.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business model and cost structure of HFMC, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of each Fund’s management fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to each Fund’s management fees and total operating expenses.

Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding HFMC’s realization of economies of scale with respect to the Funds and whether the fee levels reflect these economies of scale for the benefit of the Funds’ shareholders. In this regard, the Board took note that the management fee schedule for each Master Fund includes breakpoints that are designed to reduce the management fee rates as the Master Fund’s average daily net assets increase. Therefore, shareholders of the Funds are expected to receive an indirect benefit from economies of scale at the Master Fund level since the amount of the advisory fee a Fund pays CRMC should decrease as the corresponding Master Fund’s average daily net assets increase. The Board also took note that even if the amount of the advisory fee paid by a Fund decreases as a result of economies of scale at the Master Fund level, the amount of the Fund’s advisory fee retained by HFMC as a percentage of the Fund’s average daily net assets will not increase. Therefore, HFMC will not benefit from any economies of scale realized at the Master Fund level. Instead, any economies of scale at the Master Fund level will be passed on to the shareholders of the relevant Fund.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Funds’ shareholders.

Other Benefits

The Board considered other benefits to HFMC and its affiliates from its relationships with the Funds, including the role of the Funds in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HFMC receives fees for providing fund accounting and related services from the Funds. The Board considered information on profits to HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Funds’ transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Funds, and the Board reviewed information on the profitability of the Funds’ transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Funds were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Funds and receive compensation in that connection.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the Agreement for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

48

Hartford Series Fund, Inc.
Main Risks (Unaudited)

The main risks of investing in the Funds are described below. Each Fund is exposed to these risks through its investment in the corresponding Underlying Fund.

American Funds Asset Allocation HLS Fund 1,2,3,6,8,9,10,11,12

American Funds Blue Chip Income and Growth HLS Fund 4,6,7,9,11,12

American Funds Bond HLS Fund 2,3,6,8,9,10,11,12,13,16

American Funds Global Bond HLS Fund 2,3,5,6,8,9,10,11,12,14

American Funds Global Growth and Income HLS Fund 4,5,6,7,9,11,12

American Funds Global Growth HLS Fund 5,6,7,9,11,12

American Funds Global Small Capitalization HLS Fund 5,6,7,9,11,12,15

American Funds Growth HLS Fund 6,7,9,11,12

American Funds Growth-Income HLS Fund 4,6,7,9,11,12

American Funds International HLS Fund 5,6,7,9,11,12

American Funds New World HLS Fund 2,3,5,6,7,8,9,10,11,12,15

1.	Asset Allocation Risk - The risk that if the strategy of the Underlying Fund’s investment adviser for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

2.	Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

3.	Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

4.	Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

5.	Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

6.	Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

49

Hartford Series Fund, Inc.
Main Risks (Unaudited) ─ (continued)

7.	Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Underlying Fund’s investment adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Underlying Fund is out of favor, the Underlying Fund may underperform other equity funds that use different investing styles.

8.	Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

9.	Investment Strategy Risk - The investment strategy of the Underlying Fund’s investment adviser will influence performance significantly. If the strategy of the Underlying Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Underlying Fund’s investment objective will be achieved.

10.	Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

11.	Master-Feeder Structure Risk - Because it invests in the Underlying Fund, the Fund is also subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in an Underlying Fund. As shareholders of an Underlying Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Underlying Fund. Feeder funds with a greater pro rata ownership in an Underlying Fund could have effective voting control of the operations of the Underlying Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of an Underlying Fund borne by the remaining feeder fund shareholders, including the applicable fund.

12.	Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

13.	Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

14.	Non-Diversification Risk - The Underlying Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund. Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

50

15.	Small Cap Stock Risk – Small capitalization stocks may be more risky than stocks of larger companies. Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:
•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy increased transaction costs

16.	U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

51

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

AFHLSAR-13 2-14 113558-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD BALANCED HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Balanced HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Balanced HLS Fund inception 03/31/1983
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term total return.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Balanced IA	21.19%	15.10%	6.13%
Balanced IB	20.88%	14.81%	5.87%
Barclays Government/Credit Bond Index	-2.35%	4.40%	4.52%
S&P 500 Index	32.39%	17.94%	7.41%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.65% and 0.90%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Balanced HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
John C. Keogh	Karen H. Grimes, CFA
Senior Vice President and Fixed Income Portfolio Manager	Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Balanced HLS Fund returned 21.19% for the twelve-month period ended December 31, 2013, versus the Fund’s benchmarks, the Barclays Government/Credit Bond Index and the S&P 500 Index, which returned -2.35% and 32.39%, respectively, for the same period. The Fund outperformed the 19.17% average return of the Variable Products-Underlying Funds Lipper Mixed-Asset Target Allocation Growth Funds peer group, a group of funds that hold between 60%-80% in equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Why did the Fund perform this way?

U.S. equities reached another all-time high in December and finished 2013 with a gain of 32.4%, as measured by the S&P 500 Index, the Index’s best return since 1997. The rally in U.S. equities began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better-than-expected corporate earnings, a robust housing market, and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Markets Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another U.S. government shutdown in early 2014.

Equity markets, as measured by the S&P 500 Index, returned (+32%) during the period. Within the S&P 500 Index, Consumer Discretionary (+43%), Health Care (+41%), and Industrials (+41%) sectors posted the largest gains while Telecommunication Services (+12%), Utilities (+13%), and Energy (+25%) lagged the broader index.

The Barclays Government/Credit Bond Index returned -2.35% for the period. Signs of economic momentum and speculation over Fed tapering weighed on U.S. Treasury prices during the year; for the full year 2013, 5-, 10-, and 30-year Treasury yields rose 1.02%, 1.27%, and 1.02%, respectively. Many of the major fixed income sectors, with the exception of high yield and bank loans, posted negative absolute returns during the period due to the rise in yields. However, most sectors outperformed Treasuries on a duration-adjusted basis as credit spreads tightened.

The Fund has three primary levers to generate investment performance: equity investments, fixed income investments, and asset allocation among stocks, bonds, and cash. During the period, the equity and fixed income portions of the Fund outperformed their respective benchmarks. Asset allocation was the primary driver of benchmark-relative outperformance during the period as the Fund was generally overweight in equities and underweight in fixed income and cash relative to the benchmark.

Equity outperformance versus the benchmark was driven by sector allocation, which is a result of our bottom-up stock selection process. An underweight to Telecommunication Services and an overweight to Health Care aided results. This was partially offset by a frictional cash position which detracted in a rising equity environment. Overall security selection also contributed positively to relative returns, in part due to strong stock selection in the Financials and Industrials sectors.

Top contributors to relative performance of the equity portion of the Fund during the period were Celgene (Health Care), Vertex Pharmaceuticals (Health Care), and IBM (Information Technology). Shares of Celgene, a global biopharmaceutical company that engages in the discovery, development, and commercialization of therapies designed to treat cancer and immune-inflammatory related diseases, surged after management announced strong quarterly performance, beating consensus revenue and earnings estimates and raising its 2013 earnings-per-share (EPS) guidance. Vertex Pharmaceuticals, a biotech firm with a focus on cancer and neurodegenerative diseases, saw its shares surge after a Phase II study showed that its cystic fibrosis drug Kalydeco, combined with an experimental drug VX-661, significantly improved the lung function of patients. Software manufacturer IBM saw its shares fall after the company

3

Hartford Balanced HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

reported weaker-than-expected sales, in part due to a weak IT spending environment, disappointing results from the hardware business, and poor performance in China. Our underweight position in the company contributed to benchmark-relative results. Our positions in JPMorgan (Financials) and Google (Information Technology) also contributed positively to the Fund’s returns on an absolute basis.

Stocks that detracted the most from relative returns in the equity portion of the Fund during the period were Maxim Integrated Products (Information Technology), Mosaic (Materials), and Statoil (Energy). Shares of Maxim Integrated Products, a U.S.-based international supplier of quality analog and mixed signal semiconductors, lagged the market on concerns that its largest customer, Samsung, continues to experience disappointing commercial success with its high-end mobile products. Mosaic, one of the largest global fertilizer producers, saw its shares fall amid a deteriorating demand and pricing environment for phosphates and potash. Statoil is a Norway-based integrated energy company primarily engaged in oil and gas exploration and production. Shares fell amid falling oil and gas production and prices. Apple (Information Technology) and Coach (Consumer Discretionary) also detracted from the Fund’s returns on an absolute basis.

The fixed income portion of the Fund also outperformed its benchmark during the period. Security selection within the investment grade corporate bond sector, led by financials, was the primary driver of the outperformance. The portfolio’s short duration positioning was also a large contributor to benchmark-relative results, as rates increased over the period. Allocations to agency mortgage backed securities (MBS) pass-throughs and commercial mortgage backed securities (CMBS) also contributed to relative outperformance.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

While equities enjoyed strong gains during 2013, much of this was accomplished through multiple expansion. In 2014, we anticipate more balance with earnings growth becoming a more important driver. In the U.S., we continue to believe there will be positive gross domestic product (GDP) growth of about 3% as the fiscal drag reverses. We estimate that fiscal policies reduced GDP by 1.5% in 2013 (and some of these effects may linger in early 2014), but importantly, state and local governments now appear to be moving back to expansionary mode. The employment picture continues to improve and housing should remain constructive, in our view. Housing paused recently in part due to the uptick in mortgage rates but we believe it will reaccelerate in the spring selling season. While higher rates can be a hurdle to further recovery, they are still low historically and we believe early signs of wage growth should boost consumer confidence. The Fed is expected to remain accommodative throughout the year and we view the Fed’s decision to start unwinding quantitative easing as a healthy sign for the economy. We have been encouraged by recent data out of Europe that suggests Europe has stabilized. We believe the euro area economy could expand by 1 to 1.5% in 2014. We are watching France as an ongoing risk. France is Europe’s second largest economy and government policies have so far failed to revive growth as GDP is still contracting. Data out of Japan has been positive as Prime Minister Shinzo Abe’s bid to revitalize the economy appears to be rekindling growth after decades of economic malaise.

At the end of the period, our largest overweights relative to the benchmark in the equity portion of the Fund were in the Health Care and Information Technology sectors. Our largest underweights were in the Consumer Staples and Industrials sectors.

Within the fixed income portion of the Fund, we ended the period with a short duration posture. We continue to be positioned with a modest underweight to the Government sector, as we believe that there are more compelling opportunities in other sectors, such as agency MBS. Within investment grade corporates, we continue to focus on financials and communications issuers. Financial companies have de-leveraged significantly, and communications issuers have solid balance sheets, in our view. We also maintain an overweight to taxable municipals.

The equity and fixed income managers will continue to work collaboratively to make decisions regarding portfolio weights in stocks, bonds, and cash. As of December 31, 2013, the Fund’s equity exposure was at 69% compared to 60% in its benchmark, and at the upper end of the Fund’s 50-70% range.

4

Diversification by Security Type
as of December 31, 2013
Category	Percentage of Net Assets
Equity Securities
Common Stocks	68.9%
Total	68.9%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.3%
Corporate Bonds	11.1
Municipal Bonds	1.0
U.S. Government Agencies	2.7
U.S. Government Securities	14.1
Total	29.2%
Short-Term Investments	2.7%
Other Assets and Liabilities	(0.8)
Total	100.0%

Credit Exposure
as of December 31, 2013
Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.1%
Aa / AA	15.8
A	4.3
Baa / BBB	5.4
Ba / BB	0.1
Not Rated	0.5
Non-Debt Securities and Other Short-Term Instruments	71.6
Other Assets and Liabilities	(0.8)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

5

Hartford Balanced HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.9%
	Automobiles and Components - 0.6%
1,228	Ford Motor Co.	$18,948

	Banks - 3.8%
503	BB&T Corp.	18,769
474	PNC Financial Services Group, Inc.	36,759
1,445	Wells Fargo & Co.	65,610
		121,138
	Capital Goods - 4.4%
288	3M Co.	40,417
156	Boeing Co.	21,308
442	Ingersoll-Rand plc	27,252
472	PACCAR, Inc.	27,906
215	United Technologies Corp.	24,466
		141,349
	Consumer Durables and Apparel - 0.7%
159	PVH Corp.	21,682

	Diversified Financials - 6.7%
170	Ameriprise Financial, Inc.	19,599
107	BlackRock, Inc.	33,770
779	Citigroup, Inc.	40,581
142	Goldman Sachs Group, Inc.	25,183
704	Invesco Ltd.	25,616
1,144	JP Morgan Chase & Co.	66,900
		211,649
	Energy - 6.7%
313	Anadarko Petroleum Corp.	24,793
805	BG Group plc	17,314
401	BP plc ADR	19,513
257	Chevron Corp.	32,043
83	EOG Resources, Inc.	13,986
454	Exxon Mobil Corp.	45,928
499	Halliburton Co.	25,325
227	Occidental Petroleum Corp.	21,553
324	Southwestern Energy Co. ●	12,725
		213,180
	Food and Staples Retailing - 1.1%
498	CVS Caremark Corp.	35,651

	Food, Beverage and Tobacco - 3.4%
150	Anheuser-Busch InBev N.V. ADR	16,011
165	Diageo plc ADR	21,823
291	Kraft Foods Group, Inc.	15,692
395	Mondelez International, Inc.	13,933
216	Philip Morris International, Inc.	18,808
564	Unilever N.V. NY Shares ADR	22,695
		108,962
	Health Care Equipment and Services - 2.5%
323	Baxter International, Inc.	22,446
428	Covidien plc	29,136
385	UnitedHealth Group, Inc.	28,969
		80,551
	Insurance - 2.5%
502	American International Group, Inc.	25,638
759	Marsh & McLennan Cos., Inc.	36,696
490	Unum Group	17,199
		79,533
	Materials - 2.0%
558	Dow Chemical Co.	24,781
458	International Paper Co.	22,456
285	Nucor Corp.	15,209
		62,446
	Media - 3.1%
267	CBS Corp. Class B	17,003
555	Comcast Corp. Class A	28,818
525	Thomson Reuters Corp.	19,837
408	Walt Disney Co.	31,145
		96,803
	Pharmaceuticals, Biotechnology and Life Sciences - 9.7%
349	Agilent Technologies, Inc.	19,964
203	Amgen, Inc.	23,186
186	AstraZeneca plc ADR	11,025
371	Bristol-Myers Squibb Co.	19,703
181	Celgene Corp. ●	30,642
955	Daiichi Sankyo Co., Ltd.	17,453
282	Gilead Sciences, Inc. ●	21,193
131	Johnson & Johnson	11,969
1,016	Merck & Co., Inc.	50,829
128	Roche Holding AG	35,742
443	UCB S.A.	33,000
344	Vertex Pharmaceuticals, Inc. ●	25,535
274	Zoetis, Inc.	8,965
		309,206
	Retailing - 4.3%
11,702	Allstar Co. ⌂●†	25,390
56	AutoZone, Inc. ●	26,989
290	Kohl's Corp.	16,475
771	Lowe's Cos., Inc.	38,187
290	Nordstrom, Inc.	17,898
163	Tory Burch LLC ⌂†	12,615
		137,554
	Semiconductors and Semiconductor Equipment - 3.4%
537	Analog Devices, Inc.	27,362
1,067	Intel Corp.	27,701
1,001	Maxim Integrated Products, Inc.	27,925
541	Xilinx, Inc.	24,828
		107,816
	Software and Services - 6.4%
361	Accenture plc	29,650
447	eBay, Inc. ●	24,517
43	Google, Inc. ●	47,720
1,390	Microsoft Corp.	52,037
472	Oracle Corp.	18,055
1,333	Symantec Corp.	31,426
		203,405
	Technology Hardware and Equipment - 5.2%
105	Apple, Inc.	58,647
2,445	Cisco Systems, Inc.	54,895
1,308	EMC Corp.	32,898
236	Qualcomm, Inc.	17,490
		163,930
	Telecommunication Services - 0.5%
377	Vodafone Group plc ADR	14,810

	Transportation - 0.8%
182	FedEx Corp.	26,160

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.9% - (continued)
	Utilities - 1.1%
423	NextEra Energy, Inc.	$36,199

	Total common stocks
	(cost $1,487,838)	$2,190,972

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.3%
	Computer and Electronic Product Manufacturing - 0.1%
	SBA Tower Trust
$2,035	4.25%, 04/15/2015 ■Δ	$2,061

	Finance and Insurance - 0.2%
	Ally Master Owner Trust
4,885	1.54%, 09/15/2019	4,850
	Hilton USA Trust
1,765	2.66%, 11/05/2030 ■	1,747
	New Century Home Equity Loan Trust
8	0.74%, 03/25/2035 Δ	8
		6,605

	Total asset & commercial mortgage backed securities
	(cost $8,692)	$8,666

CORPORATE BONDS - 11.1%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,560	5.98%, 04/19/2022	$3,890
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	3,008
2,702	6.15%, 08/01/2022	3,093
		9,991
	Arts, Entertainment and Recreation - 0.7%
	CBS Corp.
3,760	3.38%, 03/01/2022	3,589
	Comcast Corp.
1,000	4.50%, 01/15/2043	903
1,740	4.65%, 07/15/2042	1,619
4,500	5.90%, 03/15/2016	4,970
	DirecTV Holdings LLC
3,310	6.38%, 03/01/2041	3,432
	Discovery Communications, Inc.
280	3.25%, 04/01/2023	260
325	4.88%, 04/01/2043	300
250	4.95%, 05/15/2042	232
	News America, Inc.
385	4.00%, 10/01/2023 ■	380
1,275	4.50%, 02/15/2021	1,367
	Time Warner Cable, Inc.
4,120	5.85%, 05/01/2017	4,494
	Viacom, Inc.
835	3.88%, 12/15/2021	830
		22,376
	Beverage and Tobacco Product Manufacturing - 0.5%
	Altria Group, Inc.
2,050	4.50%, 05/02/2043	1,811
2,445	4.75%, 05/05/2021	2,624
	Anheuser-Busch InBev Worldwide, Inc.
3,205	7.75%, 01/15/2019	4,002
	BAT International Finance plc
2,775	3.25%, 06/07/2022 ■	2,658
	Coca-Cola Co.
500	3.30%, 09/01/2021	501
	Coca-Cola FEMSA SAB CV
1,176	2.38%, 11/26/2018	1,167
1,300	3.88%, 11/26/2023	1,282
	Diageo Capital plc
1,925	2.63%, 04/29/2023	1,755
	Molson Coors Brewing Co.
60	2.00%, 05/01/2017	60
765	3.50%, 05/01/2022	751
495	5.00%, 05/01/2042	485
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	310
		17,406
	Couriers and Messengers - 0.0%
	FedEx Corp.
270	2.63%, 08/01/2022	244
405	2.70%, 04/15/2023	364
		608
	Finance and Insurance - 5.6%
	ACE INA Holdings, Inc.
700	5.88%, 06/15/2014	717
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,285
	American International Group, Inc.
925	4.13%, 02/15/2024	920
	Avalonbay Communities, Inc.
760	3.63%, 10/01/2020	768
	Bank of America Corp.
4,500	5.00%, 05/13/2021	4,917
200	7.38%, 05/15/2014	205
	Barclays Bank plc
2,150	2.38%, 01/13/2014	2,151
	BNP Paribas
2,075	2.40%, 12/12/2018	2,076
305	3.25%, 03/03/2023	289
	BP Capital Markets plc
140	3.99%, 09/26/2023	141
2,850	4.75%, 03/10/2019	3,177
	BPCE S.A.
1,865	2.50%, 12/10/2018	1,855
	Brandywine Operating Partnership L.P.
2,010	6.00%, 04/01/2016	2,192
	Capital One Bank
1,655	2.15%, 11/21/2018	1,646
	Capital One Financial Corp.
2,460	2.15%, 03/23/2015	2,501
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,825
	Citigroup, Inc.
1,000	4.95%, 11/07/2043	996
3,000	5.85%, 08/02/2016	3,339
2,700	6.13%, 05/15/2018	3,125
520	8.13%, 07/15/2039	729
	Credit Agricole S.A.
3,950	3.50%, 04/13/2015 ■	4,077

The accompanying notes are an integral part of these financial statements.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 11.1% - (continued)
	Finance and Insurance - 5.6% - (continued)
	Discover Financial Services, Inc.
$3,620	6.45%, 06/12/2017	$4,102
	Eaton Vance Corp.
614	6.50%, 10/02/2017	697
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,677
	Five Corners Funding TRS
1,440	4.42%, 11/15/2023 ■	1,419
	Ford Motor Credit Co. LLC
2,665	3.00%, 06/12/2017	2,770
	General Electric Capital Corp.
4,300	4.63%, 01/07/2021	4,689
5,000	5.88%, 01/14/2038	5,695
	Goldman Sachs Group, Inc.
6,000	5.63%, 01/15/2017	6,612
1,700	6.15%, 04/01/2018	1,949
2,590	6.25%, 02/01/2041	2,985
	HCP, Inc.
2,030	6.00%, 01/30/2017	2,275
	HSBC Holdings plc
3,010	6.10%, 01/14/2042	3,586
	ING Bank N.V.
5,200	3.75%, 03/07/2017 ■	5,477
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	7,302
	JP Morgan Chase & Co.
2,240	3.25%, 09/23/2022	2,146
2,000	4.95%, 03/25/2020	2,218
6,035	5.13%, 09/15/2014	6,218
1,080	5.40%, 01/06/2042	1,163
	Korea Finance Corp.
965	2.88%, 08/22/2018	971
	Liberty Mutual Group, Inc.
550	4.25%, 06/15/2023 ■	531
	Loews Corp.
835	2.63%, 05/15/2023	748
	Merrill Lynch & Co., Inc.
1,000	6.40%, 08/28/2017	1,153
6,000	6.88%, 04/25/2018	7,094
	MetLife, Inc.
1,210	4.88%, 11/13/2043	1,188
	Morgan Stanley
250	5.63%, 09/23/2019	284
	National City Corp.
4,250	6.88%, 05/15/2019	5,036
	Nordea Bank AB
1,790	3.70%, 11/13/2014 ■	1,840
	Postal Square L.P.
12,311	8.95%, 06/15/2022	15,964
	Prudential Financial, Inc.
3,000	5.50%, 03/15/2016	3,275
	Rabobank Netherlands
3,900	3.20%, 03/11/2015 ■	4,021
	Republic New York Capital I
500	7.75%, 11/15/2006	506
	Southern Capital Corp.
46	5.70%, 06/30/2022 ■	47
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,761
	Svenska Handelsbanken AB
2,900	4.88%, 06/10/2014 ■	2,957
	UBS AG Stamford
235	5.88%, 12/20/2017	270
	Wachovia Corp.
1,000	5.75%, 06/15/2017	1,141
	WEA Finance LLC
1,450	7.13%, 04/15/2018 ■	1,722
	Wellpoint, Inc.
421	3.30%, 01/15/2023	393
	Wells Fargo & Co.
10,344	4.48%, 01/16/2024 ■	10,297
		178,110
	Food Manufacturing - 0.4%
	ConAgra Foods, Inc.
265	1.90%, 01/25/2018	260
235	3.20%, 01/25/2023	218
	Kellogg Co.
3,900	4.00%, 12/15/2020	4,047
	Kraft Foods Group, Inc.
555	2.25%, 06/05/2017	562
535	3.50%, 06/06/2022	522
605	5.00%, 06/04/2042	596
	Mondelez International, Inc.
3,800	4.13%, 02/09/2016	4,029
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	3,960
		14,194
	Health Care and Social Assistance - 0.4%
	Amgen, Inc.
3,300	5.15%, 11/15/2041	3,288
	Catholic Health Initiatives
765	2.60%, 08/01/2018	767
	CVS Caremark Corp.
2,350	4.00%, 12/05/2023	2,345
	GlaxoSmithKline Capital, Inc.
2,370	2.80%, 03/18/2023	2,195
	Kaiser Foundation Hospitals
326	3.50%, 04/01/2022	309
640	4.88%, 04/01/2042	605
	McKesson Corp.
100	2.85%, 03/15/2023	90
	Merck & Co., Inc.
1,640	2.80%, 05/18/2023	1,518
630	4.15%, 05/18/2043	576
	Zoetis, Inc.
150	3.25%, 02/01/2023	141
180	4.70%, 02/01/2043	168
		12,002
	Information - 0.8%
	America Movil S.A.B. de C.V.
635	3.13%, 07/16/2022	586
530	4.38%, 07/16/2042	440
	AT&T, Inc.
2,510	6.80%, 05/15/2036	2,911
	Cox Communications, Inc.
1,325	4.50%, 06/30/2043 ■	1,068
255	4.70%, 12/15/2042 ■	214
	France Telecom S.A.
1,300	4.13%, 09/14/2021	1,316

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 11.1% - (continued)
	Information - 0.8% - (continued)
	Verizon Communications, Inc.
$2,415	3.50%, 11/01/2021	$2,398
4,795	4.50%, 09/15/2020	5,133
715	4.75%, 11/01/2041	669
3,590	6.40%, 09/15/2033	4,129
4,215	6.55%, 09/15/2043	4,931
		23,795
	Mining - 0.1%
	BHP Billiton Finance USA Ltd.
1,720	3.85%, 09/30/2023	1,727
	Rio Tinto Finance USA Ltd.
1,905	2.25%, 12/14/2018	1,896
		3,623
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
365	3.10%, 06/01/2022	357

	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,791

	Petroleum and Coal Products Manufacturing - 0.6%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,644
	EnCana Corp.
305	5.90%, 12/01/2017	346
	Gazprom Neft OAO via GPN Capital S.A.
1,100	4.38%, 09/19/2022 ■	1,008
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	477
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,239
	Schlumberger Investment S.A.
1,625	3.65%, 12/01/2023	1,611
	Shell International Finance B.V.
6,400	4.38%, 03/25/2020	7,016
	Statoil ASA
1,635	2.90%, 11/08/2020	1,624
		19,965
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,744

	Real Estate, Rental and Leasing - 0.2%
	ERAC USA Finance Co.
1,121	2.25%, 01/10/2014 ■	1,121
340	2.75%, 03/15/2017 ■	350
1,800	4.50%, 08/16/2021 ■	1,876
1,500	5.63%, 03/15/2042 ■	1,532
		4,879
	Retail Trade - 0.3%
	Amazon.com, Inc.
1,550	2.50%, 11/29/2022	1,397
	AutoZone, Inc.
900	3.13%, 07/15/2023	815
1,908	3.70%, 04/15/2022	1,841
	Kroger (The) Co.
620	3.30%, 01/15/2021	616
	Lowe's Cos., Inc.
3,400	4.63%, 04/15/2020	3,754
		8,423
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Procter & Gamble Co.
8,593	9.36%, 01/01/2021	10,957

	Transportation Equipment Manufacturing - 0.0%
	Kansas City Southern de Mexico S.A. de C.V.
175	2.35%, 05/15/2020	163

	Utilities - 0.5%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,151
	Indianapolis Power and Light
3,750	6.60%, 06/01/2037 ■	4,374
	Pacific Gas & Electric Co.
695	3.85%, 11/15/2023	692
435	5.13%, 11/15/2043	449
	Southern California Edison Co.
4,000	5.55%, 01/15/2037	4,418
		15,084
	Wholesale Trade - 0.0%
	Heineken N.V.
1,330	2.75%, 04/01/2023 ■	1,192
50	4.00%, 10/01/2042 ■	42
		1,234
	Total corporate bonds
	(cost $331,320)	$354,702

MUNICIPAL BONDS - 1.0%
	General Obligations - 0.2%
	California State GO, Taxable,
$1,235	7.55%, 04/01/2039	$1,598
	Chicago, IL, Metropolitan Water Reclamation GO,
685	5.72%, 12/01/2038	728
	Los Angeles, CA, USD GO,
4,300	5.75%, 07/01/2034	4,760
		7,086
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
1,935	6.58%, 05/15/2049	2,253

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,160

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist Joint Powers Agency,
2,870	2.61%, 03/15/2014	2,883
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,115
570	6.04%, 12/01/2029	648
		4,646

The accompanying notes are an integral part of these financial statements.

9

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 1.0% - (continued)
	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
$2,200	6.00%, 12/01/2044	$2,536

	Transportation - 0.4%
	Bay Area, CA, Toll Auth Bridge Rev,
3,100	6.26%, 04/01/2049	3,718
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,118
	Maryland State Transportation Auth,
1,350	5.89%, 07/01/2043	1,520
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,053
		11,409
	Utilities - Combined - 0.0%
	Utility Debt Securitization Auth, New York,
485	3.44%, 12/15/2025	478

	Total municipal bonds
	(cost $27,269)	$30,568

U.S. GOVERNMENT AGENCIES - 2.7%
	FHLMC - 2.2%
$116	2.28%, 04/01/2029 Δ	$121
50	4.00%, 03/01/2041	51
62,318	4.50%, 10/01/2023 - 11/01/2043 ☼	65,972
2,627	5.00%, 07/01/2028 - 05/01/2041	2,841
		68,985
	FNMA - 0.0%
84	4.85%, 02/01/2014	84
127	5.00%, 02/01/2019 - 04/01/2019	136
1	7.00%, 02/01/2029	1
		221
	GNMA - 0.5%
6,373	5.00%, 07/15/2037 - 10/15/2039	6,920
2,665	6.00%, 06/15/2024 - 06/15/2035	2,982
912	6.50%, 03/15/2026 - 02/15/2035	1,018
3,926	7.00%, 11/15/2031 - 11/15/2033	4,588
191	7.50%, 09/16/2035	222
760	8.00%, 09/15/2026 - 02/15/2031	834
24	9.00%, 07/20/2016 - 06/15/2022	24
		16,588
	Total U.S. government agencies
	(cost $84,876)	$85,794

U.S. GOVERNMENT SECURITIES - 14.1%
Other Direct Federal Obligations - 0.7%
	Tennessee Valley Authority - 0.7%
$22,300	4.38%, 06/15/2015	$23,569

U.S. Treasury Securities - 13.4%
	U.S. Treasury Bonds - 1.3%
20,211	2.88%, 05/15/2043 ╦	16,380
362	3.13%, 02/15/2043	309
22,000	4.38%, 02/15/2038 ‡	23,946
1,750	6.00%, 02/15/2026	2,234
		42,869
	U.S. Treasury Notes - 12.1%
82,000	0.25%, 09/30/2015 - 11/30/2015 ‡ ╦	81,872
6,850	0.38%, 06/30/2015 - 08/31/2015	6,864
8,300	0.63%, 05/31/2017	8,192
5,343	0.88%, 01/31/2017	5,348
11,800	1.00%, 09/30/2016 - 05/31/2018	11,688
123,200	1.25%, 10/31/2015 - 11/30/2018	124,861
36,835	1.38%, 09/30/2018	36,386
28,700	1.50%, 06/30/2016	29,361
5,300	2.00%, 04/30/2016	5,483
45,250	2.75%, 02/15/2019 - 11/15/2023	45,867
24,575	3.88%, 05/15/2018	27,086
		383,008
		425,877
	Total U.S. government securities
	(cost $440,394)	$449,446

	Total long-term investments
	(cost $2,380,389)	$3,120,148

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $4,291, collateralized by GNMA 4.00%, 2043, value of $4,377)
$4,291	0.005%, 12/31/2013	$4,291
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $4,123, collateralized by
FNMA 1.58% - 4.50%, 2020 - 2043, U.S.
Treasury Note 0.25% - 4.00%, 2015 -
	2020, value of $4,206)
4,123	0.01%, 12/31/2013	4,123
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $14,603, collateralized by
FHLMC 3.00% - 5.00%, 2019 - 2043,
FNMA 0.76% - 6.00%, 2016 - 2043,
GNMA 1.50% - 5.25%, 2028 - 2043,
	value of $14,895)
14,603	0.02%, 12/31/2013	14,603
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $13,170, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $13,433)
13,170	0.01%, 12/31/2013	13,170
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $23,697,
collateralized by U.S. Treasury Bond
3.88% - 8.13%, 2021 - 2040, U.S.
Treasury Note 0.25% - 3.38%, 2014 -
	2020, value of $24,171)
23,697	0.01%, 12/31/2013	23,697

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.7% - (continued)
Repurchase Agreements - 2.7% - (continued)
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $7,700, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $7,854)
$7,700	0.01%, 12/31/2013		$7,700
TD Securities TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $18,485, collateralized by
FFCB 0.20% - 0.50%, 2015 - 2016,
FHLMC  0.38% - 5.25%, 2014 - 2042,
FNMA 0.50% - 7.13%, 2014 -
	2043, value of $18,855)
18,485	0.01%, 12/31/2013		18,485
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $158, collateralized by U.S. Treasury Note 2.13%, 2015, value of $162)
158	0.01%, 12/31/2013		158
			86,227
	Total short-term investments
	(cost $86,227)		$86,227

	Total investments
	(cost $2,466,616) ▲	100.8%	$3,206,375
	Other assets and liabilities	(0.8)%	(23,996)
	Total net assets	100.0%	$3,182,379

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $2,479,538 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$748,312
Unrealized Depreciation	(21,475)
Net Unrealized Appreciation	$726,837

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At December 31, 2013, the aggregate value of these securities was $38,005, which represents 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at December 31, 2013.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $74,605, which represents 2.3% of total net assets.

The accompanying notes are an integral part of these financial statements.

11

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	$6,915
11/2013	163	Tory Burch LLC	$12,794

At December 31, 2013, the aggregate value of these securities was $38,005, which represents 1.2% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $40,119 at December 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Securities Sold Short Outstanding at December 31, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
GNMA, 5.00%	$5,000	01/15/2040	$5,419	$4

At December 31, 2013, the aggregate value of these securities represents 0.2% of total net assets.

Credit Default Swap Contracts Outstanding at December 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Sell protection:
CMBX.NA.AAA.6	DEUT	$1,815	0.50%	05/11/63	$(88)	$(46)	$42
CMBX.NA.AAA.6	JPM	6,500	0.50%	05/11/63	(254)	(164)	90
CMBX.NA.AAA.6	MSC	1,170	0.50%	05/11/63	(56)	(30)	26
Total					$(398)	$(240)	$158

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

12

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Municipal Bond Abbreviations: - (continued)
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

13

Hartford Balanced HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$8,666	$–	$8,658	$8
Common Stocks ‡	2,190,972	2,049,458	103,509	38,005
Corporate Bonds	354,702	–	331,708	22,994
Municipal Bonds	30,568	–	30,568	–
U.S. Government Agencies	85,794	–	85,794	–
U.S. Government Securities	449,446	21,767	427,679	–
Short-Term Investments	86,227	–	86,227	–
Total	$3,206,375	$2,071,225	$1,074,143	$61,007
Credit Default Swaps *	158	–	158	–
Total	$158	$–	$158	$–
Liabilities:
Securities Sold Short	$5,419	$–	$5,419	$–
Total	$5,419	$–	$5,419	$–

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$8	$—	$ —	*	$—	$—	$—	$—	$—	$8
Common Stocks	24,542	8,513	2,668	†	—	12,794	(10,512)	—	—	38,005
Corporate Bonds	25,415	(98)	(1,002	)‡	(104)	—	(1,217)	—	—	22,994
Total	$49,965	$8,415	$1,666		$(104)	$12,794	$(11,729)	$—	$—	$61,007

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 rounds to zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $8,709.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $(1,002).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

14

Hartford Balanced HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $2,466,616)	$3,206,375
Cash	—
Unrealized appreciation on OTC swap contracts	158
Receivables:
Investment securities sold	24,169
Fund shares sold	66
Dividends and interest	9,599
Total assets	3,240,367
Liabilities:
Securities sold short, at market value (proceeds $5,423)	5,419
Payables:
Investment securities purchased	49,595
Fund shares redeemed	1,946
Investment management fees	427
Distribution fees	22
Accrued expenses	181
OTC swap premiums received	398
Total liabilities	57,988
Net assets	$3,182,379
Summary of Net Assets:
Capital stock and paid-in-capital	$3,128,629
Undistributed net investment income	10,106
Accumulated net realized loss	(696,299)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	739,943
Net assets	$3,182,379
Shares authorized	9,500,000
Par value	$0.001
Class IA: Net asset value per share	$25.11
Shares outstanding	110,804
Net assets	$2,782,698
Class IB: Net asset value per share	$25.44
Shares outstanding	15,708
Net assets	$399,681

The accompanying notes are an integral part of these financial statements.

15

Hartford Balanced HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$48,749
Interest	28,832
Less: Foreign tax withheld	(689)
Total investment income, net	76,892

Expenses:
Investment management fees	19,733
Transfer agent fees	1
Distribution fees - Class IB	1,018
Custodian fees	22
Accounting services fees	514
Board of Directors' fees	84
Audit fees	35
Other expenses	449
Total expenses (before fees paid indirectly)	21,856
Commission recapture	(11)
Custodian fee offset	—
Total fees paid indirectly	(11)
Total expenses, net	21,845
Net Investment Income	55,047

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	249,429
Net realized loss on securities sold short	(54)
Net realized gain on futures	2
Net realized gain on swap contracts	17
Net realized gain on foreign currency contracts	199
Net realized loss on other foreign currency transactions	(222)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	249,371

Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation of investments	311,313
Net unrealized appreciation of securities sold short	17
Net unrealized appreciation of swap contracts	158
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	2
Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	311,490
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	560,861
Net Increase in Net Assets Resulting from Operations	$615,908

The accompanying notes are an integral part of these financial statements.

16

Hartford Balanced HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$55,047	$65,371
Net realized gain on investments, other financial instruments and foreign currency transactions	249,371	166,748
Net unrealized appreciation of investments, other financial instruments and foreign currency transactions	311,490	152,137
Net Increase in Net Assets Resulting from Operations	615,908	384,256
Distributions to Shareholders:
From net investment income
Class IA	(40,827)	(82,214)
Class IB	(4,827)	(10,942)
Total distributions	(45,654)	(93,156)
Capital Share Transactions:
Class IA
Sold	66,768	50,211
Issued on reinvestment of distributions	40,827	82,214
Redeemed	(576,929)	(589,901)
Total capital share transactions	(469,334)	(457,476)
Class IB
Sold	32,394	19,586
Issued on reinvestment of distributions	4,827	10,942
Redeemed	(116,032)	(118,840)
Total capital share transactions	(78,811)	(88,312)
Net decrease from capital share transactions	(548,145)	(545,788)
Net Increase (Decrease) in Net Assets	22,109	(254,688)
Net Assets:
Beginning of period	3,160,270	3,414,958
End of period	$3,182,379	$3,160,270
Undistributed (distribution in excess of) net investment income	$10,106	$664
Shares:
Class IA
Sold	2,884	2,405
Issued on reinvestment of distributions	1,648	3,914
Redeemed	(24,684)	(28,367)
Total share activity	(20,152)	(22,048)
Class IB
Sold	1,370	928
Issued on reinvestment of distributions	192	514
Redeemed	(4,918)	(5,664)
Total share activity	(3,356)	(4,222)

The accompanying notes are an integral part of these financial statements.

17

Hartford Balanced HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Balanced HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

18

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

19

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

20

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations, as applicable.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

21

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of December 31, 2013.

In connection with the Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although the Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, the Fund realizes a gain or loss. In a TBA roll transaction, the Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

22

The Fund may enter into “dollar rolls” in which the Fund sells securities and contracts with the same counterparty to repurchase substantially similar securities (for example, same issuer, coupon and maturity) on a specified future date at an agreed upon price. The Fund gives up the right to receive interest paid on the investments sold. The Fund would benefit to the extent of any differences between the price received for the security and the lower forward price for the future purchase. Dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. The Fund records dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions are excluded from the Fund’s portfolio turnover rate. The Fund had open dollar roll transactions as of December 31, 2013.

d)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of December 31, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of December 31, 2013.

23

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

b)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. As of December 31, 2013, the Fund had no outstanding futures contracts.

c)	Swap Contracts – The Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

The Fund’s maximum risk of loss from credit risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker

24

to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to credit risk. The Fund is still exposed to the credit risk of the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to all of its participants through the use of mandatory margin requirements, daily cash settlements, and other procedures designed to protect counterparties utilizing the clearinghouse. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on asset backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund, as shown on the Schedule of Investments, had outstanding credit default swap contracts as of December 31, 2013.

d)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on OTC swap contracts	$—	$—	$158	$—	$—	$—	$158
Total	$—	$—	$158	$—	$—	$—	$158

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

25

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on futures	$2	$—	$—	$—	$—	$—	$2
Net realized gain on swap contracts	—	—	17	—	—	—	17
Net realized gain on foreign currency contracts	—	199	—	—	—	—	199
Total	$2	$199	$17	$—	$—	$—	$218

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of swap contracts	$—	$—	$158	$—	$—	$—	$158
Total	$—	$—	$158	$—	$—	$—	$158

e)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Liabilities and Derivative Liabilities as of December 31, 2013:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than $0)
Description
OTC swap contracts at market value	$240	$—	$277	$—
Total subject to a master netting or similar arrangement	$240	$—	$277	$—

* Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.

5.	Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by

26

the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$45,654	$93,156

27

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$10,106
Accumulated Capital and Other Losses*	(683,377)
Unrealized Appreciation†	727,021
Total Accumulated Earnings	$53,750

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$49
Accumulated Net Realized Gain (Loss)	(49)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$683,377
Total	$683,377

During the year ended December 31, 2013, the Fund utilized $242,056 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

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The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.6800%
On next $250 million	0.6550%
On next $500 million	0.6450%
On next $4 billion	0.5950%
On next $5 billion	0.5925%
Over $10 billion	0.5900%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.014%
Over $10 billion	0.012%

Effective January 1, 2014, the new accounting services fees schedule based on the Fund’s average daily net assets is as follows:

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.013%
Over $10 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

29

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.65%
Class IB	0.90

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $3. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$877,872
Sales Proceeds Excluding U.S. Government Obligations	1,453,788
Cost of Purchases for U.S. Government Obligations	530,953
Sales Proceeds for U.S. Government Obligations	508,236

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on

30

the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

31

Hartford Balanced HLS Fund
Financial Highlights

	— Selected Per-Share Data(A) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$21.03	$0.41	$4.04	$4.45	$(0.37)	$–	$(0.37)	$25.11	21.19%	$2,782,698	0.65%	0.65%	1.75%
IB	21.30	0.35	4.10	4.45	(0.31)	–	(0.31)	25.44	20.88	399,681	0.90	0.90	1.50

For the Year Ended December 31, 2012 (D)
IA	$19.34	$0.47	$1.85	$2.32	$(0.63)	$–	$(0.63)	$21.03	12.02%	$2,754,114	0.65%	0.65%	1.98%
IB	19.58	0.43	1.86	2.29	(0.57)	–	(0.57)	21.30	11.74	406,156	0.90	0.90	1.73

For the Year Ended December 31, 2011 (D)
IA	$19.32	$0.41	$(0.06)	$0.35	$(0.33)	$–	$(0.33)	$19.34	1.86%	$2,959,019	0.64%	0.64%	1.84%
IB	19.55	0.36	(0.05)	0.31	(0.28)	–	(0.28)	19.58	1.61	455,939	0.89	0.89	1.59

For the Year Ended December 31, 2010
IA	$17.47	$0.30	$1.82	$2.12	$(0.27)	$–	$(0.27)	$19.32	12.14%	$3,539,983	0.65%	0.65%	1.68%
IB	17.68	0.26	1.83	2.09	(0.22)	–	(0.22)	19.55	11.86	556,169	0.90	0.90	1.43

For the Year Ended December 31, 2009 (D)
IA	$13.69	$0.36	$3.78	$4.14	$(0.36)	$–	$(0.36)	$17.47	30.29%	$3,607,929	0.65%	0.65%	2.15%
IB	13.85	0.32	3.83	4.15	(0.32)	–	(0.32)	17.68	29.96	578,338	0.90	0.90	1.90

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.

	Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	31%
For the Year Ended December 31, 2012	28
For the Year Ended December 31, 2011	34
For the Year Ended December 31, 2010	65	(A)
For the Year Ended December 31, 2009	73

(A)	During the year ended December 31, 2010, the Fund incurred $204.5 million in purchases associated with the transition of assets from Hartford Global Advisers HLS Fund, which merged into the Fund on March 19, 2010. These purchases were excluded from the portfolio turnover calculation.
32

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Balanced HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Balanced HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

33

Hartford Balanced HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

34

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

35

Hartford Balanced HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36

Hartford Balanced HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,104.60	$3.43	$1,000.00	$1,021.94	$3.30	0.65%	184	365
Class IB	$1,000.00	$1,103.20	$4.76	$1,000.00	$1,020.68	$4.57	0.90%	184	365

37

Hartford Balanced HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Balanced HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

38

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 2nd quintile for the 3-year period and the 1st quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 5-year periods and in line with its benchmark for the 3-year period.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

39

Hartford Balanced HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile of its expense group.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

40

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

41

Hartford Balanced HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Asset Allocation Strategy Risk: The portfolio manager’s asset allocation strategy may not always work as intended, and asset allocation does not guarantee better performance or reduce the risk of investment loss.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early).

Mortgage-Backed Securities Risk: Mortgage-backed securities are subject to interest rate risk, credit risk, prepayment risk, extension risk, and the risk that an investment’s value may be reduced or become worthless if it receives interest or income payments only after other investments in the same pool.

42

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-B13 2-14 115336 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD CAPITAL APPRECIATION HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Capital Appreciation HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Capital Appreciation HLS Fund inception 04/02/1984
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Capital Appreciation IA	39.08%	19.87%	9.73%
Capital Appreciation IB	38.72%	19.57%	9.45%
Russell 3000 Index	33.55%	18.71%	7.88%
S&P 500 Index	32.39%	17.94%	7.41%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.67% and 0.92%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Capital Appreciation HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Saul J. Pannell, CFA	Kent M. Stahl, CFA	Peter I. Higgins, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Director, Investments and Risk Managment	Senior Vice President and Equity Portfolio Manager
Paul E. Marrkand, CFA	Nicolas M. Choumenkovitch	Donald J. Kilbride
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager
Stephen Mortimer	David W. Palmer, CFA	Francis J. Boggan, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager
Gregg R. Thomas, CFA*
Vice President and Director, Risk Management

*Appointed as a Portfolio Manager for the Fund as of 2013.

How did the Fund perform?

The Class IA shares of the Hartford Capital Appreciation HLS Fund returned 39.08% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the Russell 3000 Index, which returned 33.55% for the same period. The Fund also outperformed the 32.47% average return of the Variable Products-Underlying Funds Lipper Multi-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities reached another all-time high in December and finished 2013 with a gain of 33.6%, as measured by the Russell 3000 Index. The rally in U.S. equities began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better-than-expected corporate earnings, a robust housing market, and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another U.S. government shutdown in early 2014.

Within the Russell 3000 Index, all ten sectors posted positive gains. Consumer Discretionary (+45%), Health Care (+43%) and Industrials (+42%) led the index higher while Telecommunication Services (+15%), Utilities (+15%) and Materials (+24%) lagged on a relative basis.

The Fund outperformed its benchmark primarily as a result of strong stock selection in the Financials, Information Technology, and Consumer Discretionary sectors. Stock selection was weaker within the Materials and Energy sectors. Sector allocation, a result of our bottom-up security selection process, also contributed to relative performance. In particular, an overweight allocation to Consumer Discretionary and an underweight to Utilities were additive.

The top contributors to relative and absolute performance during the quarter included Best Buy (Consumer Discretionary), Micron Technology (Information Technology) and Gilead Sciences (Health Care). Shares of Best Buy, a U.S.-based electronics retailer, rose during the period on strong earnings that beat consensus expectations. Shares of Micron Technology, a semiconductor manufacturer specializing in NAND Flash, DRAM, and NOR Flash memory devices, rose after a fire at a competitor’s factory in China increased the likelihood of improving DRAM and NAND prices in an already supply-constrained environment. Shares of Gilead Sciences, a biopharmaceutical company, moved higher based on strong sales for the firm’s antiviral drug franchise.

The largest detractors from relative returns were Barrick Gold (Materials), Cobalt International Energy (Energy), and Teva Pharmaceuticals (Health Care). Barrick Gold, a Canada-based gold exploration and mining company, saw shares decline as the spot price of gold continued to deteriorate and miners reduced earnings forecasts. Shares of Cobalt International

3

Hartford Capital Appreciation HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

Energy, an offshore energy explorer, fell as a result of disappointing well test results at the company's Lontra well off the coast of Angola. Shares of Teva Pharmaceuticals, an Israel-based pharmaceutical company, declined after the unexpected announcement that CEO Jeremy Levin was stepping down. Positions in Apple (Information Technology) and JC Penney (Consumer Discretionary) were also significant detractors from absolute performance.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

In the U.S., we continue to expect positive gross domestic product (GDP) growth of about 3% for 2014 as the fiscal drag reverses. We estimate that fiscal policies reduced GDP by 1.5% in 2013 (and some of these effects may linger in early 2014), but importantly state and local governments now appear to be moving back to expansionary mode. The employment picture continues to improve and housing should remain constructive, in our view. Housing paused recently in part due to the uptick in mortgage rates but we believe it will reaccelerate in the spring selling season. While higher interest rates can be a hurdle to further recovery, they are still low historically and early signs of wage growth should boost consumer confidence. The Fed is expected to remain accommodative throughout the year and we view the Fed’s decision to start unwinding quantitative easing as a healthy sign for the economy.

We have been encouraged by recent data out of Europe that suggests Europe has stabilized. We are watching France as an ongoing risk. France is Europe’s second largest economy and government policies have so far failed to revive growth as GDP is still contracting. Data out of Japan has been positive as Prime Minister Shinzo Abe’s bid to revitalize the economy appears to be rekindling growth after decades of economic malaise.

As a result of our bottom-up investment process, at the end of the period the Fund was most overweight in the Consumer Discretionary, Industrials, and Health Care sectors relative to the benchmark. The Fund was most underweight in the Consumer Staples and Utilities sectors at the end of the period relative to the benchmark.

Diversification by Sector

as of December 31, 2013

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	18.0%
Consumer Staples	5.5
Energy	7.4
Financials	16.1
Health Care	13.3
Industrials	13.0
Information Technology	18.1
Materials	3.8
Services	1.0
Utilities	1.0
Total	97.2%
Fixed Income Securities
Energy	0.0%
Total	0.0%
Purchased Options	0.0
Short-Term Investments	2.3
Other Assets and Liabilities	0.5
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2%
	Automobiles and Components - 3.0%
2,344	Brilliance China Automotive Holdings, Ltd.	$3,829
341	Dana Holding Corp.	6,690
6,199	Ford Motor Co.	95,649
225	General Motors Co. ●	9,200
1,817	Goodyear (The) Tire & Rubber Co.	43,329
198	Harley-Davidson, Inc.	13,734
38	Hyundai Motor Co., Ltd. ●	8,421
1,762	Isuzu Motors Ltd.	10,990
96	Tenneco Automotive, Inc. ●	5,449
549	TRW Automotive Holdings Corp. ●	40,809
		238,100
	Banks - 4.6%
2,512	Banco Bilbao Vizcaya Argentaria S.A.	31,071
134	BNP Paribas	10,460
233	Erste Group Bank AG	8,114
2,199	Grupo Financiero Banorte S.A.B. de C.V.	15,390
1,078	ICICI Bank Ltd.	19,271
1,144	Kasikornbank PCL	5,468
10,891	Mitsubishi UFJ Financial Group, Inc.	72,307
1,050	PNC Financial Services Group, Inc.	81,453
199	Societe Generale Class A	11,600
2,046	Standard Chartered plc	46,206
1,548	Wells Fargo & Co.	70,264
		371,604
	Capital Goods - 7.7%
68	3M Co.	9,531
234	AGCO Corp.	13,874
202	AMETEK, Inc.	10,655
289	Armstrong World Industries, Inc. ●	16,630
173	Assa Abloy Ab	9,170
197	Belden, Inc.	13,898
309	Cummins, Inc.	43,503
99	DigitalGlobe, Inc. ●	4,072
202	Eaton Corp. plc	15,340
196	Emerson Electric Co.	13,725
177	Flowserve Corp.	13,931
586	HD Supply Holdings, Inc. ●	14,060
1,190	KBR, Inc.	37,949
144	Lockheed Martin Corp.	21,385
180	Northrop Grumman Corp.	20,633
478	Okuma Corp.	5,275
1,405	Owens Corning, Inc. ●	57,232
68	Pall Corp.	5,783
207	Parker-Hannifin Corp.	26,620
132	Polypore International, Inc. ●	5,140
1,215	Rexel S.A.	31,886
2,401	Rolls-Royce Holdings plc	50,777
666	Safran S.A.	46,337
108	Schneider Electric S.A.	9,409
72	Siemens AG	9,906
40	Siemens AG ADR	5,598
31	SMC Corp. of America	7,887
75	Stanley Black & Decker, Inc.	6,051
227	Textron, Inc.	8,356
151	Titan International, Inc.	2,710
19	TransDigm Group, Inc.	3,092
236	United Technologies Corp.	26,847
142	Wabtec Corp.	10,573
343	WESCO International, Inc. ●	31,206
527	Westport Innovations, Inc. ●	10,337
		619,378
	Commercial and Professional Services - 1.2%
525	ADT (The) Corp.	21,255
70	Clean Harbors, Inc. ●	4,221
252	Edenred	8,449
122	Equifax, Inc. ●	8,394
455	Herman Miller, Inc.	13,426
47	IHS, Inc. ●	5,642
301	Knoll, Inc.	5,513
656	Nielsen Holdings N.V.	30,097
		96,997
	Consumer Durables and Apparel - 2.4%
722	D.R. Horton, Inc. ●	16,106
312	Electrolux AB Series B ☼	8,161
473	Fifth & Pacific Cos., Inc. ●	15,171
107	Fossil Group, Inc. ●	12,840
295	Lennar Corp.	11,683
146	Lululemon Athletica, Inc. ●	8,627
588	Mattel, Inc.	27,977
2,452	Pulte Group, Inc.	49,948
212	PVH Corp.	28,839
340	Vera Bradley, Inc. ●	8,179
41	Whirlpool Corp.	6,471
		194,002
	Consumer Services - 2.4%
289	American Public Education, Inc. ●	12,580
230	Bloomin' Brands, Inc. ●	5,528
28	Buffalo Wild Wings, Inc. ●	4,175
494	Compass Group plc	7,929
260	Grand Canyon Education, Inc. ●	11,323
271	ITT Educational Services, Inc. ●	9,101
79	Life Time Fitness, Inc. ●	3,732
279	McDonald's Corp.	27,080
179	Melco PBL Entertainment Ltd. ADR ●	7,028
1,275	MGM China Holdings Ltd.	5,457
135	Outerwall, Inc. ●	9,066
41	Panera Bread Co. Class A ●	7,269
187	Tim Hortons, Inc.	10,890
808	Wyndham Worldwide Corp.	59,556
1,571	Wynn Macau Ltd.	7,140
		187,854
	Diversified Financials - 6.5%
445	Ameriprise Financial, Inc.	51,213
21	Artisan Partners Asset Management, Inc.	1,377
278	Banca Generali S.p.A. ☼	8,615
887	Bank of America Corp.	13,810
178	BlackRock, Inc.	56,434
1,109	Citigroup, Inc.	57,814
359	Credit Suisse Group AG	11,068
186	IntercontinentalExchange Group, Inc.	41,724
306	Invesco Ltd.	11,129
191	Japan Exchange Group, Inc.	5,429
2,213	JP Morgan Chase & Co.	129,400
750	Julius Baer Group Ltd. ☼	36,056
190	LPL Financial Holdings, Inc.	8,921
1,121	Nomura Holdings, Inc.	8,661
134	Northern Trust Corp.	8,281
1,444	ORIX Corp.	25,372

The accompanying notes are an integral part of these financial statements.

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Diversified Financials - 6.5% - (continued)
21	Partners Group	$5,601
448	Platform Acquisition ⌂●†	5,639
75	Solar Cayman Ltd. ⌂■●†	5
544	UBS AG ADR	10,465
292	Waddell & Reed Financial, Inc. Class A	19,034
256	Wisdomtree Investment, Inc. ●	4,541
		520,589
	Energy - 7.4%
360	Anadarko Petroleum Corp.	28,562
271	Atwood Oceanics, Inc. ●	14,475
132	Baker Hughes, Inc.	7,317
2,587	BG Group plc	55,679
1,344	BP plc	10,892
1,528	BP plc ADR	74,268
517	Cameco Corp.	10,733
159	Cameron International Corp. ●	9,493
440	Canadian Natural Resources Ltd. ADR	14,900
119	Chevron Corp.	14,805
33,034	China Petroleum & Chemical Corp. Class H	27,105
2,039	Cobalt International Energy, Inc. ●	33,547
138	Continental Resources, Inc. ●	15,471
229	Exxon Mobil Corp.	23,225
714	Halliburton Co.	36,259
4,665	JX Holdings, Inc.	24,024
3,364	Karoon Gas Australia Ltd. ●	13,097
739	McDermott International, Inc. ●	6,772
210	National Oilwell Varco, Inc.	16,692
206	Newfield Exploration Co. ●	5,077
80	Occidental Petroleum Corp.	7,604
120	Patterson-UTI Energy, Inc.	3,047
195	Pioneer Natural Resources Co.	35,940
356	QEP Resources, Inc.	10,902
69	Range Resources Corp.	5,847
509	Southwestern Energy Co. ●	20,028
173	Statoil ASA	4,212
351	Suncor Energy, Inc.	12,317
374	Superior Energy Services, Inc. ●	9,963
108	Transocean, Inc.	5,319
1,650	Trican Well Service Ltd.	20,157
171	Valero Energy Corp.	8,632
147	Whiting Petroleum Corp. ●	9,067
		595,428
	Food and Staples Retailing - 1.4%
1,180	CVS Caremark Corp.	84,460
163	Seven & I Holdings Co., Ltd.	6,490
146	Wal-Mart Stores, Inc.	11,512
104	Whole Foods Market, Inc.	6,019
		108,481
	Food, Beverage and Tobacco - 3.6%
580	Anheuser-Busch InBev N.V.	61,663
332	Anheuser-Busch InBev N.V. ADR	35,293
154	British American Tobacco plc	8,253
87	Bunge Ltd. Finance Corp.	7,176
641	Diageo Capital plc	21,231
277	Green Mountain Coffee Roasters, Inc. ●	20,921
381	Imperial Tobacco Group plc	14,761
322	Kraft Foods Group, Inc.	17,343
16,741	LT Group, Inc.	5,847
635	Maple Leaf Foods, Inc.	10,044
148	Molson Coors Brewing Co.	8,324
922	Mondelez International, Inc.	32,548
147	Monster Beverage Corp. ●	9,989
66	Nutreco Holding N.V.	3,259
92	Philip Morris International, Inc.	8,027
1,330	Treasury Wine Estates Ltd.	5,736
251	Unilever N.V. NY Shares ADR	10,090
267	WhiteWave Foods Co. Class A ●	6,123
		286,628
	Health Care Equipment and Services - 3.3%
1,425	Aetna, Inc.	97,730
520	Cardinal Health, Inc.	34,757
9,068	CareView Communications, Inc. ●†	3,160
147	Catamaran Corp. ●	6,962
144	CIGNA Corp.	12,613
413	Covidien plc	28,132
145	Dexcom, Inc. ●	5,135
29	Envision Healthcare Holdings ●	1,018
19	Heartware International, Inc. ●	1,807
500	Medtronic, Inc.	28,690
164	St. Jude Medical, Inc.	10,182
97	Team Health Holdings ●	4,421
154	Universal Health Services, Inc. Class B	12,546
167	Wellpoint, Inc.	15,401
		262,554
	Household and Personal Products - 0.5%
281	Coty, Inc.	4,292
122	Estee Lauder Co., Inc.	9,206
904	Svenska Cellulosa AB Class B	27,861
		41,359
	Insurance - 4.4%
196	ACE Ltd.	20,289
682	Aflac, Inc. ‡	45,549
2,223	AIA Group Ltd.	11,189
2,023	American International Group, Inc.	103,257
634	Assicurazioni Generali S.p.A.	14,889
575	Assured Guaranty Ltd.	13,574
480	AXA S.A.	13,378
2,888	China Pacific Insurance Co., Ltd.	11,362
248	Delta Lloyd N.V.	6,157
253	Lincoln National Corp.	13,056
383	Marsh & McLennan Cos., Inc.	18,544
459	MetLife, Inc.	24,737
184	Reinsurance Group of America, Inc.	14,259
58	Swiss Re Ltd.	5,376
506	Tokio Marine Holdings, Inc.	16,950
403	XL Group plc	12,842
25	Zurich Financial Services AG	7,340
		352,748
	Materials - 3.8%
76	Air Liquide	10,718
124	Akzo Nobel N.V.	9,592
1,180	Allied Nevada Gold Corp. ●	4,191
1,538	AuRico Gold, Inc.	5,627
144	Ball Corp.	7,449
1,876	Barrick Gold Corp.	33,080
374	Cabot Corp.	19,199
113	Celanese Corp.	6,244
2,014	Continental Gold Ltd. ●	6,410

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Materials - 3.8% - (continued)
214	Dow Chemical Co.	$9,522
135	Ecolab, Inc.	14,106
10	Givaudan	13,678
289	International Paper Co.	14,188
2,646	Ivanhoe Mines Ltd. PIPE ⌂●†	4,534
765	JSR Corp. ☼	14,827
569	Louisiana-Pacific Corp. ●	10,536
151	Methanex Corp. ADR	8,936
3,837	Mitsui Chemicals, Inc.	9,278
61	Monsanto Co.	7,085
388	Norbord, Inc.	12,381
16	OCI Co., Ltd. ●	2,914
216	Praxair, Inc.	28,081
167	Reliance Steel & Aluminum	12,652
55	Rock Tenn Co. Class A	5,781
2,782	Turquoise Hill Resources Ltd. ●	9,181
2,782	Turquoise Hill Resources Rights	2,671
131	Vulcan Materials Co.	7,765
92	Wacker Chemie AG	10,180
		300,806
	Media - 2.4%
208	CBS Corp. Class B	13,266
74	DirecTV ●	5,140
59	DISH Network Corp. ●	3,415
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
130	Imax Corp. ●	3,823
3,147	Interpublic Group of Cos., Inc.	55,706
375	Omnicom Group, Inc.	27,892
112	Publicis Groupe	10,229
130	Time Warner Cable, Inc.	17,642
601	Time Warner, Inc.	41,931
727	WPP plc	16,653
		195,697
	Pharmaceuticals, Biotechnology and Life Sciences - 10.0%
49	Actavis plc ●	8,238
123	Actelion Ltd.	10,397
121	Alkermes plc ●	4,936
372	Almirall S.A.	6,067
264	Amgen, Inc.	30,121
1,760	Arena Pharmaceuticals, Inc. ●	10,298
93	Astellas Pharma, Inc.	5,520
214	AstraZeneca plc	12,677
787	AstraZeneca plc ADR	46,716
30	Biogen Idec, Inc. ●	8,379
1,838	Bristol-Myers Squibb Co.	97,709
153	Celgene Corp. ●	25,860
66	Covance, Inc. ●	5,782
549	Daiichi Sankyo Co., Ltd.	10,044
253	Eli Lilly & Co.	12,886
1,961	Gilead Sciences, Inc. ●	147,368
396	Johnson & Johnson	36,257
111	Medivation, Inc. ●	7,077
2,191	Merck & Co., Inc.	109,676
62	Ono Pharmaceutical Co., Ltd.	5,449
219	Portola Pharmaceuticals, Inc. ●	5,637
44	Regeneron Pharmaceuticals, Inc. ●	12,123
238	Roche Holding AG	66,599
51	Salix Pharmaceuticals Ltd. ●	4,565
1,339	Teva Pharmaceutical Industries Ltd. ADR	53,663
4,359	TherapeuticsMD, Inc. ●	22,710
278	Vertex Pharmaceuticals, Inc. ●	20,685
267	Zoetis, Inc.	8,718
		796,157
	Real Estate - 0.6%
94	AvalonBay Communities, Inc. REIT	11,057
67	Boston Properties, Inc. REIT	6,682
320	Host Hotels & Resorts, Inc. REIT	6,214
116	Plum Creek Timber Co., Inc. REIT	5,395
258	Realogy Holdings Corp. ●	12,775
171	Weyerhaeuser Co. REIT	5,389
34	Zillow, Inc. ●	2,774
		50,286
	Retailing - 6.8%
26	Abercrombie & Fitch Co. Class A	848
40	Advance Automotive Parts, Inc.	4,454
446	Aeropostale, Inc. ●	4,051
8,452	Allstar Co. ⌂●†	18,338
99	AutoZone, Inc. ●	47,173
1,815	Best Buy Co., Inc.	72,381
149	Conns, Inc. ●	11,738
133	Dick's Sporting Goods, Inc.	7,720
241	Dollar Tree, Inc. ●	13,578
72	Dollarama, Inc.	5,960
500	Francescas Holding Corp. ●	9,206
315	GameStop Corp. Class A	15,510
2,580	Groupon, Inc. ●	30,372
164	Home Depot, Inc.	13,489
182	HomeAway, Inc. ●	7,461
12,299	Intime Retail Group Co., Ltd.	12,821
940	Kingfisher plc	6,004
108	L Brands, Inc.	6,692
695	Liberty Media - Interactive A ●	20,387
965	Lowe's Cos., Inc.	47,807
62	Lumber Liquidators Holdings, Inc. ●	6,332
763	Marks & Spencer Group plc	5,481
20	Netflix, Inc. ●	7,222
1,172	Office Depot, Inc. ●	6,199
211	Pier 1 Imports, Inc.	4,881
37	Priceline.com, Inc. ●	43,557
458	Rakuten, Inc.	6,835
94	Restoration Hardware Holdings, Inc. ●	6,300
70	Ross Stores, Inc.	5,227
69	Ryohin Keikaku Co., Ltd.	7,479
186	Start Today Co., Ltd.	4,634
254	Tile Shop Holdings, Inc. ●	4,584
740	TJX Cos., Inc.	47,168
281	Tory Burch LLC ⌂†	21,677
110	TripAdvisor, Inc. ●	9,113
		542,679
	Semiconductors and Semiconductor Equipment - 5.0%
329	Altera Corp.	10,708
293	Analog Devices, Inc.	14,919
24,353	GCL-Poly Energy Holdings Ltd. ●	7,572
2,325	GT Advanced Technologies, Inc. ●	20,271
253	Hynix Semiconductor, Inc. ●	8,852
2,414	Intel Corp.	62,678
630	Maxim Integrated Products, Inc.	17,575
4,888	Micron Technology, Inc. ●	106,356

The accompanying notes are an integral part of these financial statements.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Semiconductors and Semiconductor Equipment - 5.0% - (continued)
1,213	NXP Semiconductors N.V. ●	$55,711
12	Samsung Electronics Co., Ltd.	16,009
679	Skyworks Solutions, Inc. ●	19,385
616	Sumco Corp.	5,430
3,408	SunEdison, Inc. ●	44,471
208	Xilinx, Inc.	9,570
		399,507
	Software and Services - 9.2%
155	Accenture plc	12,730
3,192	Activision Blizzard, Inc.	56,917
751	Akamai Technologies, Inc. ●	35,413
1,049	Amadeus IT Holding S.A. Class A	44,955
471	Angie's List, Inc. ●	7,142
258	Autodesk, Inc. ●	12,988
169	Automatic Data Processing, Inc.	13,678
303	Booz Allen Hamilton Holding Corp.	5,809
482	Cadence Design Systems, Inc. ●	6,755
130	Capital Gemini S.A.	8,785
339	Check Point Software Technologies Ltd. ADR ●	21,888
185	Cognizant Technology Solutions Corp. ●	18,726
87	Concur Technologies, Inc. ●	8,971
49	Demandware, Inc. ●	3,160
252	DeNa Co., Ltd.	5,320
208	Dropbox, Inc. ⌂●†	2,470
171	eBay, Inc. ●	9,389
218	Facebook, Inc. ●	11,898
103	Fleetmatics Group Ltd. ●	4,445
1,821	Genpact Ltd. ●	33,450
189	Global Payments, Inc.	12,309
58	Google, Inc. ●	65,414
112	Heartland Payment Systems, Inc.	5,588
290	IAC/InterActiveCorp.	19,896
180	iGate Corp. ●	7,214
31	LinkedIn Corp. Class A ●	6,737
3,288	Microsoft Corp.	123,067
1	NetSuite, Inc. ●	98
69	Open Text Corp.	6,310
48	Opentable, Inc. ●	3,786
1,308	Oracle Corp.	50,055
130	Salesforce.com, Inc. ●	7,191
55	ServiceNow, Inc. ●	3,059
550	Symantec Corp.	12,975
34	Tableau Software, Inc. ●	2,370
113	Trulia, Inc. ●	3,976
593	UbiSoft Entertainment S.A. ●	8,398
22	Visa, Inc.	4,797
502	Web.com Group, Inc. ●	15,946
1,251	Yahoo!, Inc. ●	50,599
		734,674
	Technology Hardware and Equipment - 3.9%
72	Apple, Inc.	40,350
204	CDW Corp. of Delaware	4,761
4,318	Cisco Systems, Inc.	96,928
2,867	EMC Corp.	72,098
323	Fusion-io, Inc. ●	2,882
480	Hewlett-Packard Co.	13,426
389	JDS Uniphase Corp. ●	5,052
194	Largan Precision Co., Ltd.	7,942
88	Mobileye N.V. ⌂●†	3,404
319	NetApp, Inc.	13,107
75	Palo Alto Networks, Inc. ●	4,336
4,179	ParkerVision, Inc. ●	19,013
153	Qualcomm, Inc.	11,348
169	SanDisk Corp.	11,946
506	Xerox Corp.	6,157
		312,750
	Telecommunication Services - 1.0%
461	Hellenic Telecommunications Organization S.A.	6,137
702	Intelsat S.A. ●	15,817
308	KDDI Corp.	18,995
2,000	Portugal Telecom SGPS S.A.	8,707
235	Telenor ASA	5,621
151	T-Mobile US, Inc.	5,084
267	Verizon Communications, Inc.	13,140
1,395	Vodafone Group plc	5,493
		78,994
	Transportation - 4.1%
85	FedEx Corp.	12,149
2,743	Hertz Global Holdings, Inc. ●	78,510
5,343	JetBlue Airways Corp. ●	45,679
122	Kansas City Southern	15,148
597	Knight Transportation, Inc.	10,943
95	Norfolk Southern Corp.	8,800
118	Spirit Airlines, Inc. ●	5,346
2,703	United Continental Holdings, Inc. ●	102,249
456	United Parcel Service, Inc. Class B	47,880
		326,704
	Utilities - 1.0%
13,434	China Longyuan Power Group Corp.	17,325
156	Entergy Corp.	9,868
409	National Grid plc	5,355
261	NRG Energy, Inc.	7,482
533	Power Grid Corp. of India Ltd.	861
1,633	Snam S.p.A.	9,129
323	UGI Corp.	13,378
689	Xcel Energy, Inc.	19,255
		82,653
	Total common stocks
	(cost $6,218,428)	$7,696,629

PREFERRED STOCKS - 1.0%
	Automobiles and Components - 0.4%
116	Volkswagen AG N.V.	$32,736

	Media - 0.6%
875	ProSieben Sat.1 Media AG	43,465

	Total preferred stocks
	(cost $65,018)	$76,201

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount			Market Value ╪
WARRANTS - 0.0%
	Diversified Financials - 0.0%
198	Platform Acquisition ⌂†		$147

	Total warrants
	(cost $2)		$147

EXCHANGE TRADED FUNDS - 0.0%
	Other Investment Pools and Funds - 0.0%
19	S&P 500 Depositary Receipt		$3,416

	Total exchange traded funds
	(cost $3,374)		$3,416

CORPORATE BONDS - 0.0%
	Petroleum and Coal Products Manufacturing - 0.0%
	Cobalt International Energy, Inc.
$371	2.63%, 12/01/2019 ۞		$328

	Total corporate bonds
	(cost $327)		$328

Contracts			Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
Equity Contracts - 0.0%
	Cognizant Technology Solutions Corp. Option
1	Expiration: 01/18/2014, Exercise Price: $70.00		$—

	Total put options purchased
	(cost $361)		$—

	Total long-term investments
	(cost $6,287,510)		$7,776,721

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $9,179, collateralized by GNMA 4.00%, 2043, value of $9,363)
$9,179	0.005%, 12/31/2013		$9,179
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $8,819, collateralized by
FNMA 1.58% - 4.50%, 2020 - 2043, U.S.
Treasury Note 0.25% - 4.00%, 2015 -
	2020, value of $8,996)
8,819	0.01%, 12/31/2013		8,819
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $31,235, collateralized by
FHLMC 3.00% - 5.00%, 2019 - 2043,
FNMA 0.76% - 6.00%, 2016 - 2043,
GNMA 1.50% - 5.25%, 2028 - 2043, value
	of $31,859)
31,235	0.02%, 12/31/2013		31,235
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $28,170, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $28,733)
28,170	0.01%, 12/31/2013		28,170
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $50,688,
collateralized by U.S. Treasury Bond
3.88% - 8.13%, 2021 - 2040, U.S.
Treasury Note 0.25% - 3.38%, 2014 -
	2020, value of $51,702)
50,688	0.01%, 12/31/2013		50,688
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $16,470, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $16,799)
16,470	0.01%, 12/31/2013		16,470
TD Securities TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $39,539, collateralized by
FFCB 0.20% - 0.50%, 2015 - 2016,
FHLMC  0.38% - 5.25%, 2014 - 2042,
FNMA 0.50% - 7.13%, 2014 -
	2043, value of $40,330)
39,539	0.01%, 12/31/2013		39,539
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $338, collateralized by U.S. Treasury Note 2.13%, 2015, value of $346)
338	0.01%, 12/31/2013		338
			184,438
	Total short-term investments
	(cost $184,438)		$184,438

	Total investments
	(cost $6,471,948) ▲	99.5%	$7,961,159
	Other assets and liabilities	0.5%	37,653
	Total net assets	100.0%	$7,998,812

The accompanying notes are an integral part of these financial statements.

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $6,531,432 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,613,178
Unrealized Depreciation	(183,451)
Net Unrealized Appreciation	$1,429,727

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At December 31, 2013, the aggregate value of these securities was $59,374, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	$4,994
05/2012	208	Dropbox, Inc.	1,885
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
09/2013	2,646	Ivanhoe Mines Ltd. PIPE	5,132
08/2013	88	Mobileye N.V.	3,055
05/2013 - 10/2013	448	Platform Acquisition	4,506
05/2013	198	Platform Acquisition Warrants	2
03/2007	75	Solar Cayman Ltd. - 144A	22
11/2013	281	Tory Burch LLC	21,985

At December 31, 2013, the aggregate value of these securities was $56,214, which represents 0.7% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,010 at December 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

The accompanying notes are an integral part of these financial statements.

10

Foreign Currency Contracts Outstanding at December 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	01/02/2014	DEUT	$634	$635	$1
CAD	Buy	01/06/2014	SSG	24	24	–
CHF	Buy	01/03/2014	JPM	1,398	1,393	(5)
EUR	Buy	01/03/2014	GSC	41	41	–
EUR	Buy	01/02/2014	UBS	1,980	1,978	(2)
EUR	Buy	01/03/2014	UBS	59	59	–
JPY	Buy	01/06/2014	BCLY	992	987	(5)
JPY	Sell	01/06/2014	BCLY	1,980	1,970	10
JPY	Sell	12/03/2014	BCLY	64,734	62,806	1,928
JPY	Sell	12/03/2014	BOA	31,750	30,777	973
JPY	Sell	12/03/2014	CBK	31,738	30,777	961
JPY	Sell	12/03/2014	DEUT	5,955	5,891	64
JPY	Sell	01/08/2014	UBS	135	135	–
SEK	Buy	01/03/2014	BCLY	24	24	–
TWD	Sell	01/02/2014	JPM	552	554	(2)
						$3,923

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
JPY	Japanese Yen
SEK	Swedish Krona
TWD	Taiwan Dollar

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

11

Hartford Capital Appreciation HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$238,100	$214,860	$23,240	$–
Banks	371,604	167,107	204,497	–
Capital Goods	619,378	448,731	170,647	–
Commercial and Professional Services	96,997	88,548	8,449	–
Consumer Durables and Apparel	194,002	185,841	8,161	–
Consumer Services	187,854	167,328	20,526	–
Diversified Financials	520,589	419,744	95,201	5,644
Energy	595,428	460,419	135,009	–
Food and Staples Retailing	108,481	101,991	6,490	–
Food, Beverage and Tobacco	286,628	165,878	120,750	–
Health Care Equipment and Services	262,554	262,554	–	–
Household and Personal Products	41,359	13,498	27,861	–
Insurance	352,748	266,107	86,641	–
Materials	300,806	225,085	71,187	4,534
Media	195,697	168,815	26,882	–
Pharmaceuticals, Biotechnology and Life Sciences	796,157	679,404	116,753	–
Real Estate	50,286	50,286	–	–
Retailing	542,679	459,410	43,254	40,015
Semiconductors and Semiconductor Equipment	399,507	361,644	37,863	–
Software and Services	734,674	664,746	67,458	2,470
Technology Hardware and Equipment	312,750	301,404	7,942	3,404
Telecommunication Services	78,994	34,041	44,953	–
Transportation	326,704	326,704	–	–
Utilities	82,653	49,983	32,670	–
Total	7,696,629	6,284,128	1,356,434	56,067
Corporate Bonds	328	–	328	–
Exchange Traded Funds	3,416	3,416	–	–
Preferred Stocks	76,201	–	76,201	–
Put Options Purchased	–	–	–	–
Warrants	147	–	–	147
Short-Term Investments	184,438	–	184,438	–
Total	$7,961,159	$6,287,544	$1,617,401	$56,214
Foreign Currency Contracts*	3,937	–	3,937	–
Total	$3,937	$–	$3,937	$–
Liabilities:
Foreign Currency Contracts*	14	–	14	–
Total	$14	$–	$14	$–

♦	For the year ended December 31, 2013, investments valued at $16,496 were transferred from Level 1 to Level 2, and investments valued at $16,367 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

12

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013
Assets:
Common Stocks	$34,559	$22,054	$(7,936	)*	$—	$34,827	$(27,437)	$—	$—	$56,067
Warrants	—	—	145	†	—	4	(2)	—	—	147
Total	$34,559	$22,054	$(7,791)		$—	$34,831	$(27,439)	$—	$—	$56,214

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $7,698.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $145.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

13

Hartford Capital Appreciation HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $6,471,948)	$7,961,159
Cash	6,660
Foreign currency on deposit with custodian (cost $87)	87
Unrealized appreciation on foreign currency contracts	3,937
Receivables:
Investment securities sold	46,159
Fund shares sold	1,759
Dividends and interest	6,056
Other assets	—
Total assets	8,025,817
Liabilities:
Unrealized depreciation on foreign currency contracts	14
Payables:
Investment securities purchased	19,609
Fund shares redeemed	5,674
Investment management fees	1,098
Distribution fees	53
Accrued expenses	557
Total liabilities	27,005
Net assets	$7,998,812
Summary of Net Assets:
Capital stock and paid-in-capital	$5,541,617
Undistributed net investment income	6,200
Accumulated net realized gain	957,795
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	1,493,200
Net assets	$7,998,812
Shares authorized	5,000,000
Par value	$0.001
Class IA: Net asset value per share	$59.65
Shares outstanding	117,836
Net assets	$7,029,201
Class IB: Net asset value per share	$59.18
Shares outstanding	16,384
Net assets	$969,611

The accompanying notes are an integral part of these financial statements.

14

Hartford Capital Appreciation HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$127,843
Interest	104
Less: Foreign tax withheld	(4,459)
Total investment income, net	123,488

Expenses:
Investment management fees	50,473
Transfer agent fees	6
Distribution fees - Class IB	2,318
Custodian fees	180
Accounting services fees	1,381
Board of Directors' fees	215
Audit fees	108
Other expenses	1,115
Total expenses (before fees paid indirectly)	55,796
Commission recapture	(334)
Custodian fee offset	—
Total fees paid indirectly	(334)
Total expenses, net	55,462
Net Investment Income	68,026

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	1,564,958
Net realized loss on purchased options	(1,138)
Net realized gain on futures	194
Net realized gain on foreign currency contracts	26,556
Net realized loss on other foreign currency transactions	(1,299)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	1,589,271

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	984,567
Net unrealized depreciation of purchased options	(361)
Net unrealized appreciation of foreign currency contracts	206
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	74
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	984,486
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	2,573,757
Net Increase in Net Assets Resulting from Operations	$2,641,783

The accompanying notes are an integral part of these financial statements.

15

Hartford Capital Appreciation HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$68,026	$111,091
Net realized gain on investments, other financial instruments and foreign currency transactions	1,589,271	526,059
Net unrealized appreciation of investments and foreign currency transactions	984,486	921,257
Net Increase in Net Assets Resulting from Operations	2,641,783	1,558,407
Distributions to Shareholders:
From net investment income
Class IA	(59,301)	(113,065)
Class IB	(6,059)	(10,365)
Total from net investment income	(65,360)	(123,430)
From net realized gain on investments
Class IA	(17,709)	—
Class IB	(2,473)	—
Total from net realized gain on investments	(20,182)	—
Total distributions	(85,542)	(123,430)
Capital Share Transactions:
Class IA
Sold	232,572	251,349
Issued on reinvestment of distributions	77,010	113,065
Redeemed	(3,293,542)	(2,056,141)
Total capital share transactions	(2,983,960)	(1,691,727)
Class IB
Sold	67,775	60,463
Issued on reinvestment of distributions	8,532	10,365
Redeemed	(275,086)	(460,000)
Total capital share transactions	(198,779)	(389,172)
Net decrease from capital share transactions	(3,182,739)	(2,080,899)
Net Decrease in Net Assets	(626,498)	(645,922)
Net Assets:
Beginning of period	8,625,310	9,271,232
End of period	$7,998,812	$8,625,310
Undistributed (distribution in excess of)
net investment income	$6,200	$(2,150)
Shares:
Class IA
Sold	4,446	6,122
Issued on reinvestment of distributions	1,320	2,632
Redeemed	(66,631)	(49,673)
Total share activity	(60,865)	(40,919)
Class IB
Sold	1,338	1,472
Issued on reinvestment of distributions	147	243
Redeemed	(5,413)	(11,267)
Total share activity	(3,928)	(9,552)

The accompanying notes are an integral part of these financial statements.

16

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Capital Appreciation HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair

17

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

18

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or

19

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

20

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of December 31, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

21

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of December 31, 2013.

b)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. As of December 31, 2013, the Fund had no outstanding futures contracts.

c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund, as shown on the Schedule of Investments, had outstanding purchased options

22

contracts as of December 31, 2013. The Fund had no outstanding written options contracts as of December 31, 2013. There were no transactions involving written options contracts during the year ended December 31, 2013.

d)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$—	$—	$—	$—
Unrealized appreciation on foreign currency contracts	—	3,937	—	—	—	—	3,937
Total	$—	$3,937	$—	$—	$—	$—	$3,937

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$14	$—	$—	$—	$—	$14
Total	$—	$14	$—	$—	$—	$—	$14

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on purchased options	$—	$—	$—	$(1,138)	$—	$—	$(1,138)
Net realized gain on futures	—	—	—	194	—	—	194
Net realized gain on foreign currency contracts	—	26,556	—	—	—	—	26,556
Total	$—	$26,556	$—	$(944)	$—	$—	$25,612

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of investments in purchased options	$—	$—	$—	$(361)	$—	$—	$(361)
Net change in unrealized appreciation of foreign currency contracts	—	206	—	—	—	—	206
Total	$—	$206	$—	$(361)	$—	$—	$(155)

e)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

23

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

Offsetting of Financial Assets and Derivative Assets as of December 31, 2013:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than $0)
Description
Unrealized appreciation on foreign currency contracts	$3,926	$—	$—	$3,926
Total subject to a master netting or similar arrangement	$3,926	$—	$—	$3,926

* Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

Certain derivatives held by the Fund, as of December 31, 2013, are not subject to a master netting arrangement and are excluded from the table above.

5.	Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within

24

an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$85,542	$123,430

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$371,714
Undistributed Long-Term Capital Gain	655,691
Unrealized Appreciation*	1,429,790
Total Accumulated Earnings	$2,457,195

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

25

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$5,684
Accumulated Net Realized Gain (Loss)	(4,701)
Capital Stock and Paid-in-Capital	(983)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

During the year ended December 31, 2013, the Fund utilized $435,246 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

26

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

Effective January 1, 2014, the new accounting services fees schedule based on the Fund’s average daily net assets is as follows:

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.014%
Over $10 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.67%
Class IB	0.92

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves

27

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $8. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	45.66%	45.30%

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$6,769,996
Sales Proceeds Excluding U.S. Government Obligations	10,016,452

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

28

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

29

Hartford Capital Appreciation HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─											─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(C)	Ratio of Expenses to Average Net Assets After Adjustments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets
For the Year Ended December 31, 2013
IA	$43.37	$0.45	$16.49	$16.94	$(0.51)		$(0.15)	$(0.66)	$59.65	39.08%		$7,029,201	0.67%	0.67%	0.88%
IB	43.05	0.32	16.33	16.65	(0.37)		(0.15)	(0.52)	59.18	38.72		969,611	0.92	0.92	0.63

For the Year Ended December 31, 2012 (D)
IA	$37.20	$0.57	$6.24	$6.81	$(0.64)		$–	$(0.64)	$43.37	18.34%		$7,750,924	0.67%	0.67%	1.24%
IB	36.90	0.52	6.14	6.66	(0.51)		–	(0.51)	43.05	18.04		874,386	0.92	0.92	0.99

For the Year Ended December 31, 2011 (D)
IA	$42.36	$0.37	$(5.20)	$(4.83)	$(0.33)		$–	$(0.33)	$37.20	(11.41)%		$8,169,178	0.67%	0.67%	0.95%
IB	42.00	0.32	(5.20)	(4.88)	(0.22)		–	(0.22)	36.90	(11.62)		1,102,054	0.92	0.92	0.71

For the Year Ended December 31, 2010 (D)
IA	$36.63	$0.30	$5.72	$6.02	$(0.29	)(E)	$–	$(0.29)	$42.36	16.50%		$8,889,906	0.67%	0.67%	0.77%
IB	36.32	0.21	5.66	5.87	(0.19	)(E)	–	(0.19)	42.00	16.21		1,522,218	0.92	0.92	0.52

For the Year Ended December 31, 2009 (D)
IA	$25.34	$0.31	$11.27	$11.58	$(0.29)		$–	$(0.29)	$36.63	45.67	%(F)	$8,410,214	0.68%	0.68%	1.03%
IB	25.14	0.25	11.14	11.39	(0.21)		–	(0.21)	36.32	45.30	(F)	1,595,912	0.93	0.93	0.79

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	The impact of Distributions from Capital was ($0.03).
(F)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	86%
For the Year Ended December 31, 2012	142
For the Year Ended December 31, 2011	113
For the Year Ended December 31, 2010	95
For the Year Ended December 31, 2009	128

30

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Capital Appreciation HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Capital Appreciation HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

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Hartford Capital Appreciation HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

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William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

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Hartford Capital Appreciation HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Hartford Capital Appreciation HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,189.70	$3.70	$1,000.00	$1,021.83	$3.42	0.67%	184	365
Class IB	$1,000.00	$1,188.20	$5.08	$1,000.00	$1,020.56	$4.69	0.92%	184	365

35

Hartford Capital Appreciation HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Capital Appreciation HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

36

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team. The Board considered that, in response to questions raised concerning the Fund’s performance, HFMC stated that it has confidence in the Fund’s portfolio management team and investment strategy.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and

37

Hartford Capital Appreciation HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee was in the 4th quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the

38

effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

39

Hartford Capital Appreciation HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Small/Mid-cap Stock Risk: Small- and mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Asset Allocation Strategy Risk: The portfolio manager’s asset allocation strategy may not always work as intended, and asset allocation does not guarantee better performance or reduce the risk of investment loss.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

40

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-CA13 2-14 115337 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD DISCIPLINED EQUITY HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Disciplined Equity HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Disciplined Equity HLS Fund inception 05/29/1998
(sub-advised by Wellington Management Company, LLP)

Investment objective - Seeks growth of capital.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1A. Growth results in classes other than Class 1A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Disciplined Equity IA	35.82%	18.28%	7.41%
Disciplined Equity IB	35.47%	17.99%	7.15%
S&P 500 Index	32.39%	17.94%	7.41%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.75% and 1.00%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Disciplined Equity HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Manager
Mammen Chally, CFA
Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Disciplined Equity HLS Fund returned 35.82% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the S&P 500 Index, which returned 32.39% for the same period. The Fund also outperformed the 31.34% average return of the Variable Products-Underlying Funds Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities reached another all-time high in December and finished 2013 with a gain of 32.4%, as measured by the S&P 500 Index, the Index’s best return since 1997. The rally in U.S. equities began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better-than-expected corporate earnings, a robust housing market, and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another US government shutdown in early 2014.

Overall equity market performance was positive for the period across all market capitalizations: large cap (+32%), mid caps (+34%) and small cap equities (+39%) all rose significantly as represented by the S&P 500, S&P 400 MidCap, and Russell 2000 Indices, respectively. During the twelve-month period all ten sectors within the S&P 500 Index posted positive returns, led by Consumer Discretionary (+43%), Health Care (+42%), and Industrials (+41%).

The Fund outperformed its benchmark primarily due to positive stock selection, which was strongest in the Health Care, Financials, and Industrials sectors. This performance was partially offset by weaker security selection in Energy, Information Technology, and Materials. Allocation among sectors, a residual of the bottom-up stock selection process, also contributed to benchmark-relative outperformance due mainly to an overweight to the Health Care sector and an underweight to the Telecommunication Services sector.

The largest contributors to benchmark-relative performance were Towers Watson (Industrials), Gilead Sciences (Health Care), and Actavis (Health Care). Shares of Towers Watson, a global professional services company, surged after the firm posted better-than-expected quarterly earnings and management offered solid guidance for the 2013 fiscal year. Biopharmaceutical company Gilead Sciences saw its shares rise after reporting strong quarterly results that were driven by growing sales of the firm's antiviral drug franchise. Shares of specialty pharmaceutical company Actavis rose after Valeant Pharmaceuticals initiated merger discussions with the company. Management rejected the offer but completed a merger agreement with Warner-Chilcott. Google (Information Technology) also contributed to relative performance.

The largest detractors from benchmark-relative performance were Cobalt International Energy (Energy), Teradata (Information Technology), and Eli Lilly (Health Care). Shares of Cobalt International Energy, an offshore energy explorer, fell as a result of disappointing well test results at the company’s Lontra well off the coast of Angola. Shares of Teradata, a U.S.-based provider of analytic data and business applications, fell amid investors’ fears of increasing competition and declining pricing power. Additionally, the company preannounced a revenue shortfall citing weak demand in emerging markets. Biopharmaceutical company Eli Lilly saw its shares underperform following some disappointing developments in its pipeline, including a failed phase 2 clinical trial for its experimental Alzheimer’s treatment. Newmont Mining (Materials) also detracted on an absolute basis.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We believe the U.S. economy is poised for continued moderate growth, which is in-line with consensus expectations

3

Hartford Disciplined Equity HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

at this point. In our opinion, real gross domestic product (GDP) and Institute of Supply Management (ISM) manufacturing data both point to a fairly healthy outlook. We believe housing remains constructive, and the employment picture is grudgingly improving. We are also encouraged by rising levels of capacity utilization, which we believe will lead to increased capital expenditures in 2014 and benefit corporate earnings in future years. We believe the fiscal drag from last year should abate on a year-over-year basis and the Fed is likely to remain accommodative with a zero interest rate policy through 2014 and only modestly taper bond buying throughout the year. We believe that disruption related to the Affordable Care Act (Obama Care), rising interest rates, and only average valuation support, given the strong equity market this past year, are the biggest domestic risks.

Despite the strong run in equity markets and the more than 35% return in the Fund in 2013, we continue to find attractively valued stocks with the characteristics we seek. We are optimistic about the outlook for the U.S. economy and for equity markets, and we continue to monitor policy decisions and economic trends that may impact our holdings. We remain consistent in adhering to our disciplined portfolio construction process that is designed to allow us to assess risk, weight individual positions accordingly, and in the process build a portfolio that focuses largely on stock selection for generating benchmark relative outperformance. Based on individual stock decisions, the Fund ended the period most overweight to the Health Care, Industrials, and Consumer Staples sectors, and most underweight to Energy, Information Technology, and Telecommunication Services relative to the S&P 500 Index, the Fund’s benchmark.

Diversification by Sector

as of December 31, 2013

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.0%
Consumer Staples	10.2
Energy	8.2
Financials	15.1
Health Care	18.3
Industrials	12.0
Information Technology	16.8
Materials	2.7
Services	1.3
Utilities	2.2
Total	98.8%
Short-Term Investments	0.9
Other Assets and Liabilities	0.3
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Disciplined Equity HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8%
	Banks - 4.3%
88	Ocwen Financial Corp. ●	$4,897
161	PNC Financial Services Group, Inc.	12,487
389	Wells Fargo & Co.	17,668
157	Zions Bancorporation	4,695
		39,747
	Capital Goods - 8.1%
145	AMETEK, Inc.	7,613
94	Boeing Co.	12,847
102	Dover Corp.	9,874
112	Eaton Corp. plc	8,554
126	Illinois Tool Works, Inc.	10,596
40	TransDigm Group, Inc.	6,417
167	United Technologies Corp.	19,037
		74,938
	Commercial and Professional Services - 3.2%
132	Equifax, Inc. ●	9,098
84	Quintiles Transnational Holdings ●	3,909
74	Towers Watson & Co.	9,401
107	Verisk Analytics, Inc. ●	7,012
		29,420
	Consumer Durables and Apparel - 1.3%
90	PVH Corp.	12,247

	Consumer Services - 1.3%
129	McDonald's Corp.	12,474

	Diversified Financials - 6.1%
95	Ameriprise Financial, Inc.	10,931
23	BlackRock, Inc.	7,396
253	Citigroup, Inc.	13,195
294	JP Morgan Chase & Co.	17,208
253	Morgan Stanley	7,943
		56,673
	Energy - 8.2%
117	Anadarko Petroleum Corp.	9,278
224	Chesapeake Energy Corp.	6,070
144	Chevron Corp.	17,931
286	Cobalt International Energy, Inc. ●	4,706
144	Exxon Mobil Corp.	14,546
133	Halliburton Co.	6,735
78	National Oilwell Varco, Inc.	6,173
160	Newfield Exploration Co. ●	3,931
89	Phillips 66	6,894
		76,264
	Food and Staples Retailing - 4.1%
93	Costco Wholesale Corp.	11,089
202	CVS Caremark Corp.	14,470
217	Walgreen Co.	12,473
		38,032
	Food, Beverage and Tobacco - 5.5%
240	Altria Group, Inc.	9,220
86	Constellation Brands, Inc. Class A ●	6,067
191	Hillshire (The) Brands Co.	6,386
149	Monster Beverage Corp. ●	10,102
150	Philip Morris International, Inc.	13,104
269	WhiteWave Foods Co. Class A ●	6,170
		51,049
	Health Care Equipment and Services - 4.7%
101	Covidien plc	6,860
139	Envision Healthcare Holdings ●	4,925
72	McKesson Corp.	11,645
151	UnitedHealth Group, Inc.	11,354
92	Zimmer Holdings, Inc.	8,572
		43,356
	Household and Personal Products - 0.6%
372	Coty, Inc.	5,675

	Insurance - 4.1%
77	ACE Ltd.	7,938
202	American International Group, Inc.	10,286
138	Aon plc	11,543
96	Prudential Financial, Inc.	8,828
		38,595
	Materials - 2.7%
169	Crown Holdings, Inc. ●	7,539
239	Dow Chemical Co.	10,602
38	Sherwin-Williams Co.	7,012
		25,153
	Media - 2.6%
219	Time Warner, Inc.	15,297
102	Viacom, Inc. Class B	8,943
		24,240
	Pharmaceuticals, Biotechnology and Life Sciences - 13.6%
71	Actavis plc ●	11,943
36	Biogen Idec, Inc. ●	9,993
224	Bristol-Myers Squibb Co.	11,905
112	Cubist Pharmaceuticals, Inc. ●	7,745
201	Eli Lilly & Co.	10,229
233	Forest Laboratories, Inc. ●	13,979
264	Gilead Sciences, Inc. ●	19,830
384	Merck & Co., Inc.	19,197
313	Pfizer, Inc.	9,576
25	Regeneron Pharmaceuticals, Inc. ●	6,749
54	Salix Pharmaceuticals Ltd. ●	4,897
		126,043
	Real Estate - 0.6%
283	American Capital Agency Corp.	5,459

	Retailing - 6.8%
35	Amazon.com, Inc. ●Θ	13,866
209	Dollar Tree, Inc. ●	11,818
290	Lowe's Cos., Inc.	14,345
145	Ross Stores, Inc.	10,866
200	TJX Cos., Inc.	12,718
		63,613
	Software and Services - 12.7%
148	Accenture plc	12,160
153	Automatic Data Processing, Inc.	12,372
73	Cognizant Technology Solutions Corp. ●	7,356
127	eBay, Inc. ●Ø	6,954
448	Genpact Ltd. ●	8,231
17	Google, Inc. ●	19,489
126	Intuit, Inc.	9,579
14	Mastercard, Inc.	11,563
325	Oracle Corp.	12,422
148	VeriSign, Inc. ●	8,825
215	Yahoo!, Inc. ●	8,697
		117,648

The accompanying notes are an integral part of these financial statements.

5

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	Technology Hardware and Equipment - 4.1%
53	Apple, Inc.		$29,826
376	Cisco Systems, Inc.		8,442
			38,268
	Telecommunication Services - 1.3%
337	AT&T, Inc.		11,840

	Transportation - 0.7%
233	Hertz Global Holdings, Inc. ●Θ		6,680

	Utilities - 2.2%
170	American Electric Power Co., Inc.		7,965
76	NextEra Energy, Inc.		6,471
90	NRG Energy, Inc.		2,577
70	Pinnacle West Capital Corp.		3,702
			20,715
	Total common stocks
	(cost $595,347)		$918,129

	Total long-term investments (cost $595,347)		$918,129

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $435, collateralized by GNMA 4.00%, 2043, value of $443)
$435	0.005%, 12/31/2013		$435
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $418, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$426)
418	0.01%, 12/31/2013		418
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $1,479, collateralized by
FHLMC 3.00% - 5.00%, 2019 - 2043,
FNMA 0.76% - 6.00%, 2016 - 2043,
GNMA 1.50% - 5.25%, 2028 - 2043, value
	of $1,509)
1,479	0.02%, 12/31/2013		1,479
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $1,334, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $1,361)
1,334	0.01%, 12/31/2013		1,334
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $2,400,
collateralized by U.S. Treasury Bond 3.88%
- 8.13%, 2021 - 2040, U.S. Treasury Note
0.25% - 3.38%, 2014 - 2020, value of
	$2,448)
2,400	0.01%, 12/31/2013		2,400
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $780, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $796)
$780	0.01%, 12/31/2013		780
TD Securities TriParty Repurchase Agreement
(maturing on 01/02/2014 in the amount of
$1,872, collateralized by FFCB 0.20% -
0.50%, 2015 - 2016, FHLMC  0.38% -
5.25%, 2014 - 2042, FNMA 0.50% - 7.13%,
	2014 - 2043, value of $1,910)
1,872	0.01%, 12/31/2013		1,872
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $16, collateralized by U.S. Treasury Note 2.13%, 2015, value of $16)
16	0.01%, 12/31/2013		16
			8,734
	Total short-term investments
	(cost $8,734)		$8,734

	Total investments
	(cost $604,081) ▲	99.7%	$926,863
	Other assets and liabilities	0.3%	2,834
	Total net assets	100.0%	$929,697

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $603,894 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$329,188
Unrealized Depreciation	(6,219)
Net Unrealized Appreciation	$322,969

●	Non-income producing.

Θ	At December 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at December 31, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Amazon.com Option	Equity	$395.00	01/18/2014	25	$28	$26	$(2)
Hertz Global Option	Equity	$27.00	01/18/2014	370	72	13	(59)
					$100	$39	$(61)

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Ø	At December 31, 2013, this security, or a portion of this security, and cash of $2,923 collateralized the written put options in the table below:

Written Put Options Outstanding at December 31, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Newfield Exploration Option	Equity	$22.50	01/18/2014	366	$4	$9	$5
Walgreen Co. Option	Equity	$52.50	01/18/2014	162	2	9	7
					$6	$18	$12

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Disciplined Equity HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$918,129	$918,129	$–	$–
Short-Term Investments	8,734	–	8,734	–
Total	$926,863	$918,129	$8,734	$–
Liabilities:
Written Options	106	106	–	–
Total	$106	$106	$–	$–

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Disciplined Equity HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $604,081)	$926,863
Cash	2,924	*
Receivables:
Fund shares sold	40
Dividends and interest	976
Total assets	930,803
Liabilities:
Payables:
Investment securities purchased	24
Fund shares redeemed	733
Investment management fees	146
Distribution fees	6
Accrued expenses	91
Written options (proceeds $57)	106
Total liabilities	1,106
Net assets	$929,697
Summary of Net Assets:
Capital stock and paid-in-capital	$607,660
Undistributed net investment income	377
Accumulated net realized loss	(1,073)
Unrealized appreciation of investments	322,733
Net assets	$929,697
Shares authorized	3,500,000
Par value	$0.001
Class IA: Net asset value per share	$18.36
Shares outstanding	44,169
Net assets	$811,099
Class IB: Net asset value per share	$18.27
Shares outstanding	6,490
Net assets	$118,598

*	Cash of $2,923 was designated to cover open put options written at December 31, 2013.

The accompanying notes are an integral part of these financial statements.

9

Hartford Disciplined Equity HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$17,079
Interest	4
Total investment income, net	17,083

Expenses:
Investment management fees	6,693
Transfer agent fees	1
Distribution fees - Class IB	296
Custodian fees	8
Accounting services fees	112
Board of Directors' fees	25
Audit fees	19
Other expenses	217
Total expenses (before fees paid indirectly)	7,371
Commission recapture	(5)
Custodian fee offset	—
Total fees paid indirectly	(5)
Total expenses, net	7,366
Net Investment Income	9,717

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	138,607
Net realized gain on written options	639
Net Realized Gain on Investments and Other Financial Instruments	139,246

Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	136,650
Net unrealized depreciation of written options	(79)
Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments	136,571
Net Gain on Investments and Other Financial Instruments	275,817
Net Increase in Net Assets Resulting from Operations	$285,534

The accompanying notes are an integral part of these financial statements.

10

Hartford Disciplined Equity HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$9,717	$13,907
Net realized gain on investments and other financial instruments	139,246	95,446
Net unrealized appreciation of investments and other financial instruments	136,571	52,037
Net Increase in Net Assets Resulting from Operations	285,534	161,390
Distributions to Shareholders:
From net investment income
Class IA	(7,372)	(12,461)
Class IB	(797)	(1,507)
Total distributions	(8,169)	(13,968)
Capital Share Transactions:
Class IA
Sold	57,246	32,537
Issued on reinvestment of distributions	7,372	12,461
Redeemed	(293,919)	(227,233)
Total capital share transactions	(229,301)	(182,235)
Class IB
Sold	9,794	9,132
Issued on reinvestment of distributions	797	1,507
Redeemed	(43,219)	(43,293)
Total capital share transactions	(32,628)	(32,654)
Net decrease from capital share transactions	(261,929)	(214,889)
Net Increase (Decrease) in Net Assets	15,436	(67,467)
Net Assets:
Beginning of period	914,261	981,728
End of period	$929,697	$914,261
Undistributed (distribution in excess of)
net investment income	$377	$—
Shares:
Class IA
Sold	3,665	2,498
Issued on reinvestment of distributions	408	918
Redeemed	(18,406)	(17,242)
Total share activity	(14,333)	(13,826)
Class IB
Sold	624	705
Issued on reinvestment of distributions	44	111
Redeemed	(2,729)	(3,301)
Total share activity	(2,061)	(2,485)

The accompanying notes are an integral part of these financial statements.

11

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Disciplined Equity HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the

13

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

14

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s

15

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund had no outstanding purchased options contracts as of December 31, 2013. The Fund, as shown on the Schedule of Investments, had outstanding written options contracts as of December 31, 2013. Transactions involving written options contracts during the year ended December 31, 2013, are summarized below:

	Options Contract Activity During the Year Ended December 31, 2013
Call Options Written During the Year	Number of Contracts*	Premium Amounts
Beginning of the year	1,364	$80
Written	7,735	621
Expired	(5,414)	(393)
Closed	(1,962)	(200)
Exercised	(1,328)	(69)
End of year	395	$39

Put Options Written During the Year	Number of Contracts*	Premium Amounts
Beginning of the year	755	$58
Written	11,118	720
Expired	(9,103)	(527)
Closed	(2,242)	(233)
Exercised	—	—
End of year	528	$18

*	The number of contracts does not omit 000's.

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Liabilities:
Written options, market value	$—	$—	$—	$106	$—	$—	$106
Total	$—	$—	$—	$106	$—	$—	$106

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

16

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on written options	$—	$—	$—	$639	$—	$—	$639
Total	$—	$—	$—	$639	$—	$—	$639

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of written options	$—	$—	$—	$(79)	$—	$—	$(79)
Total	$—	$—	$—	$(79)	$—	$—	$(79)

The derivatives held by the Fund as of December 31, 2013 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

17

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$8,169	$13,968

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$377
Accumulated Capital and Other Losses*	(1,260)
Unrealized Appreciation†	322,920
Total Accumulated Earnings	$322,037

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(1,171)
Accumulated Net Realized Gain (Loss)	1,171

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$1,260
Total	$1,260

During the year ended December 31, 2013, the Fund utilized $139,515 of prior year capital loss carryforwards.

18

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

19

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.76%
Class IB	1.01

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	25.64%	25.32%

20

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$208,070
Sales Proceeds Excluding U.S. Government Obligations	470,764

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

21

Hartford Disciplined Equity HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(C)	Ratio of Expenses to Average Net Assets After Adjustments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$13.64	$0.17	$4.72	$4.89	$(0.17)	$–	$(0.17)	$18.36	35.82%		$811,099	0.76%	0.76%	1.07%
IB	13.58	0.13	4.68	4.81	(0.12)	–	(0.12)	18.27	35.47		118,598	1.01	1.01	0.82

For the Year Ended December 31, 2012 (D)
IA	$11.78	$0.22	$1.86	$2.08	$(0.22)	$–	$(0.22)	$13.64	17.62%		$798,148	0.75%	0.75%	1.45%
IB	11.73	0.18	1.85	2.03	(0.18)	–	(0.18)	13.58	17.33		116,113	1.00	1.00	1.20

For the Year Ended December 31, 2011 (D)
IA	$11.79	$0.14	$(0.01)	$0.13	$(0.14)	$–	$(0.14)	$11.78	1.15%		$852,312	0.74%	0.74%	1.06%
IB	11.73	0.11	–	0.11	(0.11)	–	(0.11)	11.73	0.90		129,416	0.99	0.99	0.81

For the Year Ended December 31, 2010 (D)
IA	$10.47	$0.15	$1.32	$1.47	$(0.15)	$–	$(0.15)	$11.79	14.04%		$1,022,321	0.75%	0.75%	1.35%
IB	10.42	0.13	1.30	1.43	(0.12)	–	(0.12)	11.73	13.76		159,898	1.00	1.00	1.10

For the Year Ended December 31, 2009 (D)
IA	$8.46	$0.15	$2.01	$2.16	$(0.15)	$–	$(0.15)	$10.47	25.65	%(E)	$1,008,875	0.75%	0.75%	1.56%
IB	8.41	0.13	2.00	2.13	(0.12)	–	(0.12)	10.42	25.33	(E)	173,063	1.00	1.00	1.31

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	23%
For the Year Ended December 31, 2012	34
For the Year Ended December 31, 2011	44
For the Year Ended December 31, 2010	44
For the Year Ended December 31, 2009	59

22

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Disciplined Equity HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Disciplined Equity HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN
February 17, 2014

23

Hartford Disciplined Equity HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

24

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

25

Hartford Disciplined Equity HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Disciplined Equity HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,186.70	$4.20	$1,000.00	$1,021.37	$3.88	0.76%	184	365
Class IB	$1,000.00	$1,185.10	$5.57	$1,000.00	$1,020.11	$5.15	1.01%	184	365

27

Hartford Disciplined Equity HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Disciplined Equity HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

28

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio manager, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio manager, the number of accounts managed by the portfolio manager, and the Sub-adviser’s method for compensating the portfolio manager.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and the 1st quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

29

Hartford Disciplined Equity HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee and actual management fee were in the 4th quintile of its expense group, while its total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

30

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

31

Hartford Disciplined Equity HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

Quantitative Analysis Risk: The Fund uses quantitative analysis in its securities selection; securities selected by this method may perform differently from the broader stock market.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

32

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-DE13 2-14 115338 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD DIVIDEND AND GROWTH HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Dividend and Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Dividend and Growth HLS Fund inception 03/09/1994
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks a high level of current income consistent with growth of capital.

Performance Overview 12/31/03 – 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class 1A. Growth results in classes other than Class 1A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Dividend and Growth IA	31.92%	16.47%	8.43%
Dividend and Growth IB	31.58%	16.18%	8.16%
Russell 1000 Value Index	32.53%	16.67%	7.58%
S&P 500 Index	32.39%	17.94%	7.41%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.67% and 0.92%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Dividend and Growth HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Edward P. Bousa, CFA	Donald J. Kilbride	Matthew G. Baker
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Dividend and Growth HLS Fund returned 31.92% for the twelve-month period ended December 31, 2013, modestly underperforming the Fund’s benchmark, the S&P 500 Index, which returned 32.39% for the same period. The Fund outperformed the 27.90% average return of the Variable Products-Underlying Funds Lipper Equity Income Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The rally in U.S. equities began on the first trading day of 2013 after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better-than-expected corporate earnings, a robust housing market, and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another U.S. government shutdown in early 2014.

Overall equity market performance was positive for the period across all market capitalizations: large cap equities (+32%), small caps (+39%), and mid caps (+34%) all rose as represented by the S&P 500, Russell 2000, and S&P 400 MidCap Indices, respectively. During the twelve-month period, all ten sectors within the S&P 500 Index posted positive returns, led by Consumer Discretionary (+43%), Health Care (+42%), and Industrials (+41%).

The Fund’s performance relative to the S&P 500 Index was driven primarily by stock selection. Security selection within Financials, Industrials, and Utilities contributed positively to relative performance, while selection within Health Care, Energy, and Materials lagged on a relative basis. Our overweight position to Health Care, and underweight to Information Technology, positively contributed to relative performance, while an underweight to Consumer Discretionary and an overweight to Utilities lagged on a relative basis. A modest cash position detracted in an upward trending market.

The Fund’s top detractors from benchmark-relative returns were Barrick Gold (Materials), Google (Information Technology), and Eli Lilly (Health Care). Shares of Barrick Gold, a Canada-based gold exploration and mining company, fell as investors feared that rising costs, primarily higher costs to extract gold, would continue to cause Barrick’s incremental returns to be challenged. Downward pressure on gold prices due to the strong dollar also weighed on the stock. We eliminated our position during the period. Shares of Google, a U.S.-based leading internet search provider, rose amid strong earnings, due in part to a 26% year-over-year increase in paid clicks (ad volume). Not owning the stock weighed on relative performance during the period. Eli Lilly, a U.S.-based global pharmaceutical company, underperformed as foreign exchange, weakness in the animal health division, and disappointing pipeline developments weighed on the stock. JC Penney (Consumer Discretionary) and EnCana (Energy) also detracted from absolute returns.

The Fund’s top contributors to benchmark-relative performance during the period were Apple (Information Technology), Prudential (Financials), and Ameriprise Financial (Financials). Shares of Apple, a designer, manufacturer, and retailer of a range of interconnected computing devices and personal electronic products, underperformed as the company had mixed results during the period. Apple missed revenue expectations and issued disappointing earnings guidance early in the period, but posted strong earnings due to robust iPhone sales and promising growth in China later in the period. Our underweight position in the stock contributed to relative performance during the period. Shares of Prudential, an insurance services firm, increased on strong and improved quality of earnings, driven by higher stock prices and higher long term interests rates. Shares of Ameriprise Financial, a diversified financial services company, outperformed after the company posted strong quarterly earnings that exceeded consensus expectations.

3

Hartford Dividend and Growth HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

Wells Fargo (Financials) and JPMorgan Chase (Financials) were among the top contributors to absolute performance.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We believe the U.S. economy is poised for continued moderate growth, which is in line with consensus expectations at this point. Real gross domestic product (GDP) and Institute of Supply Management (ISM) manufacturing data both appear to point to a fairly healthy outlook, housing remains constructive, and the employment picture is steadily improving. We believe the fiscal drag from last year should abate on a year over year basis and we believe the Fed is likely to remain accommodative with a zero interest rate policy through 2014 and only modest tapering of bond buying throughout the year. Disruption related to the Affordable Care Act, rising interest rates, and only average valuation support given the strong equity market this past year are the biggest domestic obstacles, in our opinion. At the end of the period, the Fund retained an overweight position in Financials, particularly large cap U.S. banks. In our view, rising interest rates should prove beneficial for longer-term profitability. The Fund remained underweight in Consumer Discretionary and Information Technology, relative to the benchmark.

Diversification by Sector
as of December 31, 2013

Percentage of
Sector	Net Assets
Equity Securities
Consumer Discretionary	8.2%
Consumer Staples	7.1
Energy	10.3
Financials	20.8
Health Care	16.5
Industrials	13.5
Information Technology	14.4
Materials	1.9
Services	2.5
Utilities	3.4
Total	98.6%
Short-Term Investments	1.5
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles and Components - 1.2%
3,468	Ford Motor Co.	$53,518

	Banks - 7.1%
121	Bank of Nova Scotia	7,550
1,017	PNC Financial Services Group, Inc.	78,903
831	US Bancorp	33,552
4,193	Wells Fargo & Co.	190,349
		310,354
	Capital Goods - 8.1%
214	Boeing Co.	29,198
130	Caterpillar, Inc.	11,762
393	Deere & Co.	35,857
454	Eaton Corp. plc	34,539
299	Emerson Electric Co.	20,951
67	General Dynamics Corp.	6,412
2,480	General Electric Co.	69,506
511	Honeywell International, Inc.	46,651
444	Raytheon Co.	40,270
263	Siemens AG ADR	36,475
644	Textron, Inc.	23,676
		355,297
	Commercial and Professional Services - 1.0%
641	Equifax, Inc.	44,267

	Diversified Financials - 7.1%
461	Ameriprise Financial, Inc.	53,091
1,639	Bank of America Corp.	25,523
192	BlackRock, Inc.	60,617
915	Citigroup, Inc.	47,701
2,103	JP Morgan Chase & Co.	122,969
		309,901
	Energy - 10.3%
674	Anadarko Petroleum Corp.	53,428
1,095	BP plc ADR	53,223
865	Chevron Corp.	108,103
1,055	Exxon Mobil Corp.	106,789
423	Halliburton Co.	21,469
222	Occidental Petroleum Corp.	21,088
410	Phillips 66	31,613
348	Schlumberger Ltd.	31,324
641	Suncor Energy, Inc.	22,456
		449,493
	Food and Staples Retailing - 2.5%
1,035	CVS Caremark Corp.	74,062
441	Wal-Mart Stores, Inc.	34,710
		108,772
	Food, Beverage and Tobacco - 3.5%
140	Anheuser-Busch InBev N.V. ADR	14,862
624	Kraft Foods Group, Inc.	33,641
618	Mondelez International, Inc.	21,805
500	Philip Morris International, Inc.	43,595
1,025	Unilever N.V. Class NY ADR	41,243
		155,146
	Health Care Equipment and Services - 3.9%
898	Cardinal Health, Inc.	59,987
1,222	Medtronic, Inc.	70,115
510	UnitedHealth Group, Inc.	38,418
		168,520
	Household and Personal Products - 1.1%
609	Procter & Gamble Co.	49,615

	Insurance - 6.6%
785	ACE Ltd.	81,264
330	Aflac, Inc.	22,071
593	Marsh & McLennan Cos., Inc.	28,667
655	MetLife, Inc.	35,301
756	Principal Financial Group, Inc.	37,284
892	Prudential Financial, Inc.	82,226
		286,813
	Materials - 1.9%
1,044	Dow Chemical Co.	46,337
690	Goldcorp, Inc.	14,944
456	International Paper Co.	22,348
		83,629
	Media - 5.5%
1,718	Comcast Corp. Class A	89,291
505	Omnicom Group, Inc.	37,570
1,002	Time Warner, Inc.	69,868
575	Walt Disney Co.	43,958
		240,687
	Pharmaceuticals, Biotechnology and Life Sciences - 12.6%
988	AstraZeneca plc ADR	58,671
894	Bristol-Myers Squibb Co.	47,492
1,277	Eli Lilly & Co.	65,109
1,059	Johnson & Johnson	96,999
2,869	Merck & Co., Inc.	143,594
2,613	Pfizer, Inc.	80,024
731	Teva Pharmaceutical Industries Ltd. ADR	29,297
934	Zoetis, Inc.	30,517
		551,703
	Retailing - 1.5%
1,078	Lowe's Cos., Inc.	53,406
211	Target Corp.	13,379
		66,785
	Semiconductors and Semiconductor Equipment - 3.0%
494	Broadcom Corp. Class A	14,635
2,430	Intel Corp.	63,096
1,213	Texas Instruments, Inc.	53,279
		131,010
	Software and Services - 7.5%
674	Accenture plc	55,396
881	eBay, Inc. ●	48,340
318	IBM Corp.	59,737
3,056	Microsoft Corp.	114,396
755	Oracle Corp.	28,904
944	Symantec Corp.	22,269
		329,042
	Technology Hardware and Equipment - 3.9%
97	Apple, Inc.	54,231
2,180	Cisco Systems, Inc.	48,950
1,045	EMC Corp.	26,289
213	Qualcomm, Inc.	15,817
2,256	Xerox Corp.	27,456
		172,743
	Telecommunication Services - 2.5%
2,261	Verizon Communications, Inc.	111,095

The accompanying notes are an integral part of these financial statements.

5

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

			Market Value ╪
Shares or Principal Amount
COMMON STOCKS - 98.6% - (continued)
	Transportation - 4.4%
1,132	CSX Corp.		$32,563
1,388	Delta Air Lines, Inc.		38,137
389	FedEx Corp.		55,965
635	United Parcel Service, Inc. Class B		66,689
			193,354
	Utilities - 3.4%
912	Dominion Resources, Inc.		58,997
960	Exelon Corp.		26,284
573	NextEra Energy, Inc.		49,098
455	NRG Energy, Inc.		13,071
			147,450
	Total common stocks
	(cost $2,905,496)		$4,319,194

	Total long-term investments
	(cost $2,905,496)		$4,319,194

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $3,292, collateralized by GNMA 4.00%, 2043, value of $3,358)
$3,292	0.005%, 12/31/2013		$3,292
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $3,163, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$3,226)
3,163	0.01%, 12/31/2013		3,163
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $11,203, collateralized by
FHLMC 3.00% - 5.00%, 2019 - 2043,
FNMA 0.76% - 6.00%, 2016 - 2043,
GNMA 1.50% - 5.25%, 2028 - 2043, value
	of $11,427)
11,203	0.02%, 12/31/2013		11,203
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $10,104, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $10,306)
10,104	0.01%, 12/31/2013		10,104
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $18,181,
collateralized by U.S. Treasury Bond
3.88% - 8.13%, 2021 - 2040, U.S. Treasury
Note 0.25% - 3.38%, 2014 - 2020, value of
	$18,544)
18,181	0.01%, 12/31/2013		18,181
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $5,907, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 – 2017, value of $6,025)
5,907	0.01%, 12/31/2013		5,907
TD Securities TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $14,182, collateralized by FFCB
0.20% - 0.50%, 2015 - 2016,
FHLMC  0.38% - 5.25%, 2014 - 2042,
FNMA 0.50% - 7.13%, 2014 - 2043,  value
	of $14,465)
14,182	0.01%, 12/31/2013		14,182
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $121, collateralized by U.S. Treasury Note 2.13%, 2015, value of $124)
121	0.01%, 12/31/2013		121
			66,153
	Total short-term investments
	(cost $66,153)		$66,153

	Total investments
	(cost $2,971,649) ▲	100.1%	$4,385,347
	Other assets and liabilities	(0.1)%	(3,413)
	Total net assets	100.0%	$4,381,934

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $2,975,694 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,432,383
Unrealized Depreciation	(22,730)
Net Unrealized Appreciation	$1,409,653

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Dividend and Growth HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,319,194	$4,319,194	$—	$—
Short-Term Investments	66,153	—	66,153	—
Total	$4,385,347	$4,319,194	$66,153	$—

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Dividend and Growth HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $2,971,649)	$4,385,347
Cash	9
Receivables:
Fund shares sold	213
Dividends and interest	6,359
Total assets	4,391,928
Liabilities:
Payables:
Investment securities purchased	5,203
Fund shares redeemed	3,921
Investment management fees	616
Distribution fees	34
Accrued expenses	220
Total liabilities	9,994
Net assets	$4,381,934
Summary of Net Assets:
Capital stock and paid-in-capital	$2,492,430
Undistributed net investment income	2,679
Accumulated net realized gain	473,127
Unrealized appreciation of investments	1,413,698
Net assets	$4,381,934
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$27.05
Shares outstanding	139,016
Net assets	$3,760,183
Class IB: Net asset value per share	$26.99
Shares outstanding	23,036
Net assets	$621,751

The accompanying notes are an integral part of these financial statements.

9

Hartford Dividend and Growth HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$112,777
Interest	43
Less: Foreign tax withheld	(609)
Total investment income, net	112,211

Expenses:
Investment management fees	28,345
Transfer agent fees	5
Distribution fees - Class IB	1,537
Custodian fees	16
Accounting services fees	530
Board of Directors' fees	116
Audit fees	57
Other expenses	532
Total expenses (before fees paid indirectly)	31,138
Commission recapture	(43)
Custodian fee offset	—
Total fees paid indirectly	(43)
Total expenses, net	31,095
Net Investment Income	81,116

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	504,604
Net realized gain on foreign currency contracts	—
Net realized gain on other foreign currency transactions	2
Net Realized Gain on Investments and Foreign Currency Transactions	504,606

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	630,298
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	—
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	630,298
Net Gain on Investments and Foreign Currency Transactions	1,134,904
Net Increase in Net Assets Resulting from Operations	$1,216,020

The accompanying notes are an integral part of these financial statements.

10

Hartford Dividend and Growth HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$81,116	$93,878
Net realized gain on investments and foreign currency transactions	504,606	237,302
Net unrealized appreciation of investments	630,298	243,080
Net Increase in Net Assets Resulting from Operations	1,216,020	574,260
Distributions to Shareholders:
From net investment income
Class IA	(69,768)	(83,992)
Class IB	(10,132)	(12,015)
Total from net investment income	(79,900)	(96,007)
From net realized gain on investments
Class IA	(100,606)	—
Class IB	(16,432)	—
Total from net realized gain on investments	(117,038)	—
Total distributions	(196,938)	(96,007)
Capital Share Transactions:
Class IA
Sold	143,649	108,142
Issued on reinvestment of distributions	170,374	83,992
Redeemed	(1,089,386)	(794,723)
Total capital share transactions	(775,363)	(602,589)
Class IB
Sold	57,875	52,210
Issued on reinvestment of distributions	26,564	12,015
Redeemed	(193,494)	(202,695)
Total capital share transactions	(109,055)	(138,470)
Net decrease from capital share transactions	(884,418)	(741,059)
Net Increase (Decrease) in Net Assets	134,664	(262,806)
Net Assets:
Beginning of period	4,247,270	4,510,076
End of period	$4,381,934	$4,247,270
Undistributed (distribution in excess of)
net investment income	$2,679	$1,559
Shares:
Class IA
Sold	5,815	5,191
Issued on reinvestment of distributions	6,547	3,923
Redeemed	(43,794)	(37,859)
Total share activity	(31,432)	(28,745)
Class IB
Sold	2,348	2,507
Issued on reinvestment of distributions	1,025	562
Redeemed	(7,843)	(9,685)
Total share activity	(4,470)	(6,616)

The accompanying notes are an integral part of these financial statements.

11

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Dividend and Growth HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using

12

market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource,

13

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income

14

and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

4.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United

15

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

5.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$79,900	$96,007
Long-Term Capital Gains*	117,038	—

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC Sec. 852(b)(3)(C).

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$52,045
Undistributed Long-Term Capital Gain	427,806
Unrealized Appreciation*	1,409,653
Total Accumulated Earnings	$1,889,504

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization

16

of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(96)
Accumulated Net Realized Gain (Loss)	96

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

17

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.67%
Class IB	0.92

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used

18

to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $4. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	24.67%	24.36%

7.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$1,068,394
Sales Proceeds Excluding U.S. Government Obligations	2,072,241

8.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

9.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

19

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

10.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

20

Hartford Dividend and Growth HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets
For the Year Ended December 31, 2013
IA	$21.46	$0.46	$6.33	$6.79	$(0.51)	$(0.69)	$(1.20)	$27.05	31.92%		$3,760,183	0.67%	0.67%	1.88%
IB	21.42	0.40	6.31	6.71	(0.45)	(0.69)	(1.14)	26.99	31.58		621,751	0.92	0.92	1.62

For the Year Ended December 31, 2012 (D)
IA	$19.34	$0.49	$2.13	$2.62	$(0.50)	$—	$(0.50)	$21.46	13.59%		$3,658,076	0.67%	0.67%	2.13%
IB	19.30	0.45	2.11	2.56	(0.44)	—	(0.44)	21.42	13.31		589,194	0.92	0.92	1.88

For the Year Ended December 31, 2011 (D)
IA	$19.50	$0.42	$(0.16)	$0.26	$(0.42)	$—	$(0.42)	$19.34	1.32%		$3,851,657	0.67%	0.67%	1.98%
IB	19.46	0.36	(0.16)	0.20	(0.36)	—	(0.36)	19.30	1.06		658,419	0.92	0.92	1.73

For the Year Ended December 31, 2010 (D)
IA	$17.55	$0.35	$1.96	$2.31	$(0.36)	$—	$(0.36)	$19.50	13.21%		$4,409,787	0.68%	0.68%	1.87%
IB	17.51	0.32	1.94	2.26	(0.31)	—	(0.31)	19.46	12.93		756,001	0.93	0.93	1.62

For the Year Ended December 31, 2009 (D)
IA	$14.37	$0.35	$3.19	$3.54	$(0.36)	$—	$(0.36)	$17.55	24.68	%(E)	$4,247,031	0.69%	0.69%	2.24%
IB	14.34	0.33	3.16	3.49	(0.32)	—	(0.32)	17.51	24.36	(E)	815,752	0.94	0.94	2.00

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	25%
For the Year Ended December 31, 2012	20
For the Year Ended December 31, 2011	24
For the Year Ended December 31, 2010	32
For the Year Ended December 31, 2009	34

21

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Dividend and Growth HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Dividend and Growth HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

22

Hartford Dividend and Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

23

Hartford Dividend and Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

24

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

Hartford Dividend and Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,145.10	$3.63	$1,000.00	$1,021.82	$3.43	0.67%	184	365
Class IB	$1,000.00	$1,143.60	$4.98	$1,000.00	$1,020.56	$4.70	0.92%	184	365

26

Hartford Dividend and Growth HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Dividend and Growth HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

27

Hartford Dividend and Growth HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1- and 3-year periods and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period, below its benchmark for the 3-year period and in line with its benchmark for the 5-year period. The Board considered that, in response to questions raised concerning the Fund’s performance, HFMC stated that it has confidence in the Fund’s portfolio management team and investment strategy.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

28

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee and actual management fee were in the 2nd quintile of its expense group, while its total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information

29

Hartford Dividend and Growth HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

30

Hartford Dividend and Growth HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

Dividend Paying Security Investment Risk: Dividends are not guaranteed and are subject to change. Dividend paying securities as a group can fall out of favor with the market, causing the Fund to underperform.

31

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-DG13 2-14 113538-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD GLOBAL GROWTH HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Global Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Global Growth HLS Fund inception 09/30/1998
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investments in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Global Growth IA	36.30%	17.55%	6.42%
Global Growth IB	35.90%	17.25%	6.15%
MSCI World Growth Index	27.20%	16.70%	7.57%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.82% and 1.07%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Global Growth HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Matthew D. Hudson, CFA	John A. Boselli, CFA
Vice President and Equity Portfolio Manager	Director and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Global Growth HLS Fund returned 36.30% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the MSCI World Growth Index, which returned 27.20% for the same period. The Fund also outperformed the 24.49% average return of the Variable Products-Underlying Funds Lipper Global Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities returned 27.20% for the 12-month period ended December 31, 2013, as measured by the MSCI World Growth Index. Starting in the first quarter, global equities surged as solid corporate earnings results and favorable global liquidity dynamics lifted enthusiasm for stocks. Further monetary easing by the Bank of Japan and a steadily improving U.S. economy also fueled the rally, which continued at a more modest pace in the second quarter. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another U.S. government shutdown in early 2014.

For the annual period, growth stocks (+27.20%) modestly underperformed value stocks (+27.52%) as measured by the MSCI World Growth Index and the MSCI World Value Index, respectively. Within the MSCI World Growth Index, all ten sectors posted positive returns. Telecommunication Services (+55%), Health Care (41%) and Consumer Discretionary (+40%) sectors gained the most, while the Materials (+0.2%), Utilities (+7%), and Energy (+17%) sectors lagged on a relative basis.

The Fund’s outperformance versus its benchmark was primarily due to broad-based, strong security selection, particularly in the Health Care, Consumer Discretionary, and Information Technology sectors. This more than offset unfavorable selection in the Utilities and Energy sectors. Sector allocation, a residual of our bottom-up stock selection process, contributed to relative returns, primarily due to an underweight to the Materials and Consumer Staples sectors and an overweight to the Health Care sector. A small cash position detracted in an upward trending market environment.

Top contributors to relative performance included Gilead Sciences (Health Care), Sands China (Consumer Discretionary) and Priceline.com (Consumer Discretionary). Shares of U.S.-based Gilead Sciences, a biopharmaceutical company, moved higher as quarterly results were driven by growing sales of the firm’s antiviral drug franchise and pipeline momentum continued to build. Shares of Sands China, a Hong Kong-listed casino in Macau, and a subsidiary of Las Vegas Sands, posted strong third quarter 2013 results, which were driven by strong gaming performance and increased hotel occupancy. This was received favorably by the market. Shares of U.S.-based Priceline.com, a global leader in online travel reservations, outperformed after the company posted solid quarterly earnings as it continued to gain share across all geographies. In addition, Google (Information Technology) and Celegene (Health Care) were among top contributors during the period.

The top detractors from the Fund’s relative performance were Samsung Electronics (Information Technology), Cobalt International Energy (Energy), and Teradata (Information Technology). Shares of South Korea-based global electronics company Samsung, declined during the period due to concerns regarding increased competition in the handsets market and the belief amongst investors that the company is underestimating the local competition, primarily based in China. Shares of Cobalt International Energy, a U.S.-based offshore energy explorer, declined during the period due to disappointing well test results at the company's Lontra well off the coast of Angola. Higher gas content and lower oil content could mean that the asset will be less profitable than initially expected. Shares of Teradata, a U.S.-based provider of analytic data solutions, declined after management preannounced a revenue shortfall due to weak demand in emerging markets. Top absolute detractors also included SABESP (Utilities).

3

Hartford Global Growth HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

Please note, derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

Looking forward, we see signs of recovery and growth in Europe’s economy. We are looking for opportunities among European companies whose valuations do not yet appear to reflect the accelerating economic recovery. We have a generally favorable outlook for Japan, as Prime Minister Shinzo Abe’s policies begin to be implemented in an attempt to jumpstart the economy and stop the cycle of deflation with a focus on rising wages. In addition, Japan was also victorious in securing the 2020 Summer Olympics, which we believe may further stimulate development. We remain optimistic, but also are closely watching the effects of the slated consumption tax hike for April 1, 2014. In the aggregate, emerging markets continue to falter in our opinion. We have seen increasing cases of political unrest and market volatility. We believe as the U.S. dollar strengthens, emerging market currencies are weakening, causing inflation and creating a loss of purchasing power by consumers in these markets. This is one of the reasons we are underweight consumer staples as emerging markets consumption was one of their main growth drivers. Outside of specific stocks, we remain on the sidelines in emerging markets overall.

One exception is China, which concluded its Third Plenum proposing some potentially game-changing economic reforms, like the easing of the one child policy and a commitment to streamline the role of the government. If implemented, in time we believe these reforms might help sustain a high level of gross domestic product (GDP) growth. We are on the lookout for opportunities that may emerge based on actions taken.

Our focus remains on stock selection that is driven by bottom-up, fundamental research, diligent meetings with the managements of leading companies globally, and leveraging the deep research capabilities of our firm. As always, we invest in companies that we believe have improving fundamentals and catalysts that we think will lead to accelerating earnings growth above consensus expectations.

At the end of the period, the Fund’s largest overweights were to Financials, Information Technology, and Consumer Discretionary, while the Fund remained underweight to Consumer Staples, Industrials, and Materials, relative to the benchmark.

Diversification by Country

as of December 31, 2013

Percentage of
Country	Net Assets
Austria	0.6%
Belgium	1.5
Canada	0.6
China	1.7
Denmark	0.8
France	2.3
Germany	3.1
Hong Kong	2.5
Ireland	1.1
Italy	0.3
Japan	4.8
Mexico	0.6
Netherlands	1.0
Sweden	0.9
Switzerland	5.5
Taiwan	0.5
United Kingdom	5.3
United States	65.4
Short-Term Investments	0.9
Other Assets and Liabilities	0.6
Total	100.0%

4

Hartford Global Growth HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.1%
	Automobiles and Components - 0.5%
252	Nissan Motor Co., Ltd.	$2,115

	Banks - 3.8%
582	Barclays Bank plc ADR	2,631
45	BNP Paribas	3,535
76	Erste Group Bank AG	2,632
417	Mitsubishi UFJ Financial Group, Inc.	2,769
46	Ocwen Financial Corp. ●	2,571
33	PNC Financial Services Group, Inc.	2,597
		16,735
	Capital Goods - 6.1%
18	Boeing Co.	2,395
27	Honeywell International, Inc.	2,472
450	Mitsubishi Heavy Industries Ltd.	2,787
21	Parker-Hannifin Corp.	2,638
134	Rolls-Royce Holdings plc	2,840
59	Safran S.A.	4,122
27	Schneider Electric S.A.	2,399
85	SKF AB Class B	2,234
10	SMC Corp. of America	2,429
28	Wabco Holdings, Inc. ●	2,606
		26,922
	Commercial and Professional Services - 1.3%
50	Equifax, Inc. ●	3,459
125	Experian plc	2,301
		5,760
	Consumer Durables and Apparel - 3.7%
19	Adidas AG	2,450
34	Compagnie Financiere Richemont S.A.	3,394
41	Lululemon Athletica, Inc. ●	2,432
62	Pandora A/S	3,379
169	Prada S.p.A.	1,507
150	Pulte Group, Inc.	3,065
		16,227
	Consumer Services - 5.4%
159	Compass Group plc	2,554
42	Ctrip.com International Ltd. ADR ●	2,094
133	Galaxy Entertainment Group Ltd. ●	1,196
111	MGM Resorts International ●	2,604
860	Sands China Ltd.	7,050
28	Starbucks Corp.	2,184
44	Whitbread plc	2,721
47	Wyndham Worldwide Corp.	3,459
		23,862
	Diversified Financials - 11.7%
13	Affiliated Managers Group, Inc. ●	2,746
65	American Express Co.	5,872
32	Ameriprise Financial, Inc.	3,703
17	BlackRock, Inc.	5,370
64	Discover Financial Services, Inc.	3,572
62	Franklin Resources, Inc.	3,554
23	IntercontinentalExchange Group, Inc.	5,226
61	JP Morgan Chase & Co.	3,551
114	Julius Baer Group Ltd.	5,490
47	Moody's Corp.	3,653
59	Nasdaq OMX Group, Inc.	2,363
12	Partners Group	3,131
95	SEI Investments Co.	3,282
		51,513
	Energy - 2.6%
25	Anadarko Petroleum Corp.	1,997
99	Cobalt International Energy, Inc. ●	1,635
14	EOG Resources, Inc.	2,274
50	Halliburton Co.	2,528
31	Schlumberger Ltd.	2,821
		11,255
	Food and Staples Retailing - 2.1%
93	CVS Caremark Corp.	6,687
64	Seven & I Holdings Co., Ltd.	2,546
		9,233
	Food, Beverage and Tobacco - 4.0%
38	Anheuser-Busch InBev N.V.	4,014
108	Diageo Capital plc	3,588
47	Green Mountain Coffee Roasters, Inc. ●	3,587
98	Japan Tobacco, Inc.	3,179
45	Monster Beverage Corp. ●	3,026
		17,394
	Health Care Equipment and Services - 1.5%
29	Aetna, Inc.	2,013
41	Medtronic, Inc.	2,347
24	Zimmer Holdings, Inc.	2,255
		6,615
	Insurance - 4.6%
37	Aflac, Inc.	2,472
578	AIA Group Ltd.	2,910
121	American International Group, Inc.	6,153
151	Prudential plc	3,384
251	St. James's Place Capital plc	3,030
67	Tokio Marine Holdings, Inc.	2,235
		20,184
	Materials - 1.7%
216	Cemex S.A.B. de C.V. ADR ●	2,554
31	HeidelbergCement AG	2,356
209	James Hardie Industries plc	2,430
		7,340
	Media - 5.5%
52	Comcast Corp. Class A	2,721
47	DirecTV ●	3,247
151	Interpublic Group of Cos., Inc.	2,671
33	Scripps Networks Interactive Class A	2,869
528	Sirius XM Holdings, Inc. ●	1,843
170	Twenty-First Century Fox, Inc.	5,975
34	Walt Disney Co.	2,626
108	WPP plc	2,479
		24,431
	Pharmaceuticals, Biotechnology and Life Sciences - 13.2%
27	Actelion Ltd.	2,304
36	Amgen, Inc.	4,153
15	Biogen Idec, Inc. ●	4,196
119	Bristol-Myers Squibb Co.	6,317
44	Celgene Corp. ●	7,423
133	Gilead Sciences, Inc. ●	10,024
60	Merck & Co., Inc.	2,981
58	Mylan, Inc. ●	2,534
11	Regeneron Pharmaceuticals, Inc. ●	2,954
35	Roche Holding AG	9,935
36	UCB S.A.	2,693
33	Vertex Pharmaceuticals, Inc. ●	2,448
		57,962

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Growth HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.1% - (continued)
	Real Estate - 0.6%
31	American Tower Corp. REIT	$2,460

	Retailing - 4.9%
6	Amazon.com, Inc. ●	2,409
45	GameStop Corp. Class A	2,215
141	Lowe's Cos., Inc.	6,988
33	PetSmart, Inc.	2,415
7	Priceline.com, Inc. ●	7,608
		21,635
	Semiconductors and Semiconductor Equipment - 2.7%
47	ASML Holding N.V.	4,402
242	Infineon Technologies AG	2,580
139	MediaTek, Inc.	2,065
122	Micron Technology, Inc. ●	2,653
		11,700
	Software and Services - 15.9%
46	Accenture plc	3,772
139	Activision Blizzard, Inc.	2,481
55	Akamai Technologies, Inc. ●	2,586
11	Alliance Data Systems Corp. ●	2,923
54	Amdocs Ltd.	2,243
41	Automatic Data Processing, Inc.	3,328
32	Cognizant Technology Solutions Corp. ●	3,188
118	eBay, Inc. ●	6,485
60	Facebook, Inc. ●	3,257
127	Genpact Ltd. ●	2,334
11	Google, Inc. ●	12,226
11	LinkedIn Corp. Class A ●	2,400
6	Mastercard, Inc.	4,811
42	Salesforce.com, Inc. ●	2,310
23	Splunk, Inc. ●	1,575
43	Tencent Holdings Ltd.	2,734
93	Vantiv, Inc. ●	3,041
23	Visa, Inc.	5,039
80	Yahoo!, Inc. ●	3,232
		69,965
	Technology Hardware and Equipment - 3.6%
4	Apple, Inc.	2,143
433	Hitachi Ltd.	3,282
102	Juniper Networks, Inc. ●	2,301
2,240	Lenovo Group Ltd.	2,731
51	Qualcomm, Inc.	3,787
149	Telefonaktiebolaget LM Ericsson Class B	1,823
		16,067
	Telecommunication Services - 0.7%
94	T-Mobile US, Inc.	3,173

	Transportation - 1.0%
77	Delta Air Lines, Inc.	2,122
17	FedEx Corp.	2,480
		4,602
	Total common stocks
	(cost $303,861)	$427,150

PREFERRED STOCKS - 1.4%
	Automobiles and Components - 0.7%
10	Volkswagen AG N.V.	$2,934

	Media - 0.7%
64	ProSieben Sat.1 Media AG	3,197

	Total preferred stocks
	(cost $4,675)	$6,131

	Total long-term investments
	(cost $308,536)	$433,281

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $196, collateralized by GNMA 4.00%, 2043, value of $200)
$196	0.005%, 12/31/2013	$196
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $188, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$192)
188	0.01%, 12/31/2013	188
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $666, collateralized by FHLMC
3.00% - 5.00%, 2019 - 2043, FNMA 0.76%
- 6.00%, 2016 - 2043, GNMA 1.50% -
	5.25%, 2028 - 2043, value of $679)
666	0.02%, 12/31/2013	666
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $601, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $613)
601	0.01%, 12/31/2013	601
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $1,081,
collateralized by U.S. Treasury Bond 3.88%
- 8.13%, 2021 - 2040, U.S. Treasury Note
0.25% - 3.38%, 2014 - 2020, value of
	$1,103)
1,081	0.01%, 12/31/2013	1,081
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $351, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $358)
351	0.01%, 12/31/2013	351
TD Securities TriParty Repurchase Agreement
(maturing on 01/02/2014 in the amount of
$843, collateralized by FFCB 0.20% -
0.50%, 2015 - 2016, FHLMC  0.38% -
5.25%, 2014 - 2042, FNMA 0.50% - 7.13%,
	2014 - 2043, value of $860)
843	0.01%, 12/31/2013	843

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.9% - (continued)
Repurchase Agreements - 0.9% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $7, collateralized by U.S. Treasury Note 2.13%, 2015, value of $7)
$7	0.01%, 12/31/2013		$7
			3,933
	Total short-term investments
	(cost $3,933)		$3,933

	Total investments
	(cost $312,469) ▲	99.4%	$437,214
	Other assets and liabilities	0.6%	2,695
	Total net assets	100.0%	$439,909

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $313,512 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$126,716
Unrealized Depreciation	(3,014)
Net Unrealized Appreciation	$123,702

●	Non-income producing.

Foreign Currency Contracts Outstanding at December 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	01/06/2014	JPM	$36	$36	$–
CHF	Sell	01/06/2014	GSC	102	101	1
EUR	Sell	01/03/2014	GSC	275	274	1
EUR	Sell	01/07/2014	GSC	39	39	–
GBP	Sell	01/02/2014	BCLY	425	426	(1)
GBP	Sell	01/03/2014	GSC	127	127	–
HKD	Sell	01/03/2014	BCLY	134	134	–
SEK	Sell	01/07/2014	GSC	59	59	–
						$1

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Growth HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Growth HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$2,115	$–	$2,115	$–
Banks	16,735	5,168	11,567	–
Capital Goods	26,922	10,111	16,811	–
Commercial and Professional Services	5,760	3,459	2,301	–
Consumer Durables and Apparel	16,227	5,497	10,730	–
Consumer Services	23,862	10,341	13,521	–
Diversified Financials	51,513	46,023	5,490	–
Energy	11,255	11,255	–	–
Food and Staples Retailing	9,233	6,687	2,546	–
Food, Beverage and Tobacco	17,394	6,613	10,781	–
Health Care Equipment and Services	6,615	6,615	–	–
Insurance	20,184	8,625	11,559	–
Materials	7,340	2,554	4,786	–
Media	24,431	21,952	2,479	–
Pharmaceuticals, Biotechnology and Life Sciences	57,962	43,030	14,932	–
Real Estate	2,460	2,460	–	–
Retailing	21,635	21,635	–	–
Semiconductors and Semiconductor Equipment	11,700	2,653	9,047	–
Software and Services	69,965	67,231	2,734	–
Technology Hardware and Equipment	16,067	8,231	7,836	–
Telecommunication Services	3,173	3,173	–	–
Transportation	4,602	4,602	–	–
Total	427,150	297,915	129,235	–
Preferred Stocks	6,131	–	6,131	–
Short-Term Investments	3,933	–	3,933	–
Total	$437,214	$297,915	$139,299	$–
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the year ended December 31, 2013, investments valued at $5,050 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Growth HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $312,469)	$437,214
Cash	—
Foreign currency on deposit with custodian (cost $—)	—
Unrealized appreciation on foreign currency contracts	2
Receivables:
Investment securities sold	3,083
Fund shares sold	—
Dividends and interest	452
Total assets	440,751
Liabilities:
Unrealized depreciation on foreign currency contracts	1
Payables:
Investment securities purchased	256
Fund shares redeemed	442
Investment management fees	72
Distribution fees	4
Accrued expenses	67
Total liabilities	842
Net assets	$439,909
Summary of Net Assets:
Capital stock and paid-in-capital	$372,922
Undistributed net investment income	2,048
Accumulated net realized loss	(59,816)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	124,755
Net assets	$439,909
Shares authorized	3,400,000
Par value	$0.001
Class IA: Net asset value per share	$22.33
Shares outstanding	16,129
Net assets	$360,086
Class IB: Net asset value per share	$22.16
Shares outstanding	3,602
Net assets	$79,823

The accompanying notes are an integral part of these financial statements.

10

Hartford Global Growth HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$6,189
Interest	4
Less: Foreign tax withheld	(445)
Total investment income, net	5,748

Expenses:
Investment management fees	3,144
Transfer agent fees	1
Distribution fees - Class IB	196
Custodian fees	20
Accounting services fees	58
Board of Directors' fees	11
Audit fees	17
Other expenses	160
Total expenses (before fees paid indirectly)	3,607
Commission recapture	(12)
Custodian fee offset	—
Total fees paid indirectly	(12)
Total expenses, net	3,595
Net Investment Income	2,153

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	64,310
Net realized loss on foreign currency contracts	(57)
Net realized loss on other foreign currency transactions	(13)
Net Realized Gain on Investments and Foreign Currency Transactions	64,240

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	62,254
Net unrealized appreciation of foreign currency contracts	1
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(6)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	62,249
Net Gain on Investments and Foreign Currency Transactions	126,489
Net Increase in Net Assets Resulting from Operations	$128,642

The accompanying notes are an integral part of these financial statements.

11

Hartford Global Growth HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$2,153	$3,002
Net realized gain on investments and foreign currency transactions	64,240	53,493
Net unrealized appreciation of investments and foreign currency transactions	62,249	36,058
Net Increase in Net Assets Resulting from Operations	128,642	92,553
Distributions to Shareholders:
From net investment income
Class IA	(2,480)	(2,003)
Class IB	(371)	(201)
Total distributions	(2,851)	(2,204)
Capital Share Transactions:
Class IA
Sold	16,538	18,835
Issued on reinvestment of distributions	2,480	2,003
Redeemed	(82,410)	(125,314)
Total capital share transactions	(63,392)	(104,476)
Class IB
Sold	8,653	8,583
Issued on reinvestment of distributions	371	201
Redeemed	(30,109)	(31,213)
Total capital share transactions	(21,085)	(22,429)
Net decrease from capital share transactions	(84,477)	(126,905)
Net Increase (Decrease) in Net Assets	41,314	(36,556)
Net Assets:
Beginning of period	398,595	435,151
End of period	$439,909	$398,595
Undistributed (distribution in excess of)
net investment income	$2,048	$2,850
Shares:
Class IA
Sold	869	1,247
Issued on reinvestment of distributions	125	129
Redeemed	(4,338)	(8,150)
Total share activity	(3,344)	(6,774)
Class IB
Sold	458	574
Issued on reinvestment of distributions	19	13
Redeemed	(1,589)	(2,035)
Total share activity	(1,112)	(1,448)

The accompanying notes are an integral part of these financial statements.

12

Hartford Global Growth HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Global Growth HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s portfolio managers are Matthew D. Hudson (51.62%) and John A. Boselli (48.38%). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The

13

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including

14

the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

15

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the

16

customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of December 31, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of December 31, 2013.

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$2	$—	$—	$—	$—	$2
Total	$—	$2	$—	$—	$—	$—	$2

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1	$—	$—	$—	$—	$1
Total	$—	$1	$—	$—	$—	$—	$1

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

17

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(57)	$—	$—	$—	$—	$(57)
Total	$—	$(57)	$—	$—	$—	$—	$(57)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$1	$—	$—	$—	$—	$1
Total	$—	$1	$—	$—	$—	$—	$1

The derivatives held by the Fund as of December 31, 2013 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives

18

and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$2,851	$2,204

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$2,048
Accumulated Capital and Other Losses*	(58,773)
Unrealized Appreciation†	123,712
Total Accumulated Earnings	$66,987

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(104)
Accumulated Net Realized Gain (Loss)	104

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

19

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$58,773
Total	$58,773

During the year ended December 31, 2013, the Fund utilized $63,706 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

20

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.014%
On next $5 billion	0.012%
Over $10 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.82%
Class IB	1.07

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

21

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.04%	0.04%
Total Return Excluding Payment from Affiliate	35.59%	35.26%

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$291,178
Sales Proceeds Excluding U.S. Government Obligations	376,721

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

22

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

13.	Subsequent Events:

At a meeting held on February 5, 2014, the Board of Directors of Hartford Series Fund, Inc. approved an Agreement and Plan of Reorganization relating to the reorganization of Hartford Global Research HLS Fund, a series of Hartford Series Fund, Inc., into the Fund. The Reorganization does not require shareholder approval. The Reorganization is expected to occur on or about June 23, 2014.

23

Hartford Global Growth HLS Fund
Financial Highlights

	─Selected Per-Share Data(A) ─										─Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$16.50	$0.11	$5.86	$5.97	$(0.14)	$–	$(0.14)	$22.33	36.30%		$360,086	0.82%	0.82%	0.56%
IB	16.38	0.06	5.81	5.87	(0.09)	–	(0.09)	22.16	35.90		79,823	1.07	1.07	0.32

For the Year Ended December 31, 2012 (D)
IA	$13.45	$0.14	$3.00	$3.14	$(0.09)	$–	$(0.09)	$16.50	23.41%		$321,371	0.82%	0.82%	0.73%
IB	13.34	0.09	2.99	3.08	(0.04)	–	(0.04)	16.38	23.10		77,224	1.07	1.07	0.47

For the Year Ended December 31, 2011 (D)
IA	$15.62	$0.08	$(2.24)	$(2.16)	$(0.01)	$–	$(0.01)	$13.45	(13.89)%		$352,947	0.80%	0.80%	0.46%
IB	15.53	0.04	(2.23)	(2.19)	–	–	–	13.34	(14.10)		82,204	1.05	1.05	0.22

For the Year Ended December 31, 2010 (D)
IA	$13.71	$0.04	$1.91	$1.95	$(0.04)	$–	$(0.04)	$15.62	14.25%		$484,754	0.81%	0.81%	0.28%
IB	13.64	–	1.90	1.90	(0.01)	–	(0.01)	15.53	13.96		118,824	1.06	1.06	0.03

For the Year Ended December 31, 2009 (D)
IA	$10.17	$0.08	$3.55	$3.63	$(0.09)	$–	$(0.09)	$13.71	35.64	%(E)	$488,720	0.81%	0.81%	0.67%
IB	10.12	0.05	3.53	3.58	(0.06)	–	(0.06)	13.64	35.31	(E)	126,320	1.06	1.06	0.42

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	71%
For the Year Ended December 31, 2012	108
For the Year Ended December 31, 2011	57
For the Year Ended December 31, 2010	62
For the Year Ended December 31, 2009	70

24

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Global Growth HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Global Growth HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

25

Hartford Global Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

26

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

27

Hartford Global Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Global Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,222.80	$4.60	$1,000.00	$1,021.07	$4.18	0.82%	184	365
Class IB	$1,000.00	$1,220.80	$5.99	$1,000.00	$1,019.81	$5.45	1.07%	184	365

29

Hartford Global Growth HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Global Growth HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting,

30

monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1- and 3-year periods and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period, in line with its benchmark for the 3-year period and below its benchmark for the 5-year period. The Board noted changes to the Fund’s portfolio management team in 2012. The Board considered that, in response to questions raised concerning the Fund’s performance, HFMC stated that it has confidence in the Fund’s portfolio management team and investment strategy.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

31

Hartford Global Growth HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee was in the 5th quintile of its expense group, while its actual management fee was in the 4th quintile and its total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information

32

provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

33

Hartford Global Growth HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Growth Investing Risk: Growth investments can be volatile, and may fail to increase earnings or grow as quickly as anticipated. Growth-style investing falls in and out of favor, which may result in periods of underperformance.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

34

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-GG13 2-14 115539-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD GLOBAL RESEARCH HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Global Research HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

1

Hartford Global Research HLS Fund inception 01/31/2008
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 1/31/08 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to difference in the expenses charged to those shae classes.

Average Annual Total Returns (as of 12/31/13) (1) (2)

	1 Year	5 Years	Since Inception▲
Global Research IA	29.01%	17.97%	6.10%
Global Research IB	28.65%	17.67%	5.83%
MSCI All Country World Index	23.44%	15.53%	4.58%

▲	Inception: 01/31/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of more than 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 1.04% and 1.29%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Global Research HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Cheryl M. Duckworth, CFA	Mark D. Mandel, CFA*
Senior Vice President and Associate Director of Global Industry Research	Director and Director of Global Industry Research

* Mr. Mandel supervises a team of global industry analysts that manage the Fund. Mr. Mandel is not involved in day-to-day management of the Fund.

How did the Fund perform?

The Class IA shares of the Hartford Global Research HLS Fund returned 29.01% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the MSCI All Country World Index, which returned 23.44% for the same period. The Fund also outperformed the 26.58% average return of the Variable Products-Underlying Funds Lipper Global Multi-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities returned 23.4% for the twelve-month period ended December 31, 2013, as measured by the MSCI All Country World Index. Starting in the first quarter, global equities surged as solid corporate earnings results and favorable global liquidity dynamics lifted enthusiasm for stocks. Further monetary easing by the Bank of Japan and a steadily improving U.S. economy also fueled the rally, which continued at a more modest pace in the second quarter. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another U.S. government shutdown in early 2014.

Nine of the ten sectors in the MSCI All Country World Index posted positive returns during the period. Health Care (+37%), Consumer Discretionary (+37%), and Industrials (+30%) increased the most while Materials (-0.2%) and Utilities (12%) lagged on a relative basis.

The Fund’s outperformance versus the benchmark was driven by positive security selection in all ten of the sectors. Selection was strongest in the Industrials, Health Care, and Information Technology sectors. Sector allocation, a result of the bottom-up stock selection process, also contributed modestly to the Fund’s performance, largely due to an overweight to Consumer Discretionary and an underweight to Materials. A modest cash position detracted in an upward trending market environment.

Top contributors to benchmark-relative performance during the period included Delta Airlines (Industrials), Apple (Information Technology), and FireEye (Information Technology). Shares of Delta Airlines, a U.S.-based air line carrier, rose during the first half of the period, benefitting from continued effectiveness in managing capacity and industry consolidation; shares continued to rise in the latter half of the period on strong third quarter results with solid earnings and operating profit improvement. Our underweight in consumer electronics manufacturer Apple contributed to benchmark-relative performance. The stock fell during the period as investors feared that the company may face near term pressure due to increasing competition, slowing growth rates, and compressing margins. Additionally, some investors were disappointed that Apple did not price the iPhone 5c lower to gain more traction in emerging markets. Shares of FireEye, a technology firm that helps companies fend off cyber-attacks, rose following the company’s initial public offering. Top absolute contributors during the period also included Amazon (Consumer Discretionary) and Lorillard (Consumer Staples).

The largest detractors from benchmark-relative returns were AirAsia (Industrials), Banco Santander Brasil (Financials), and Standard Chartered (Financials). Shares of low-cost airline AirAsia declined on market concern about excess capacity growth in their home market of Malaysia, as well as foreign exchange losses on dollar denominated aircraft debt. Shares of Banco Santander, a Brazil-based bank, fell during the period after the company underperformed and was forced to lay off employees. Shares of UK-based global bank Standard Chartered declined following the departures of its long-serving finance director and head of consumer banking. Additionally, the company announced that it would miss its profit targets following a $1 billion write-off against its struggling South Korean operations. Whitehaven Coal (Energy) also detracted from performance on an absolute basis.

3

Hartford Global Research HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

In Health Care, we believe that there will be significant developments in the nascent field of immunoncology. We continue to find interesting investment opportunities in immunotherapy and its potential to treat cancer. Within biotechnology, we are discovering smaller cap companies that appear increasingly attractive. Elsewhere in Health Care, we believe that the environment is favorable for generic drug price increases along with steady volume growth, which is creating a sustainable tailwind for retail drugstores, wholesalers and other companies in the pharmaceutical supply chain.

In Energy, we believe that the overall sector will be challenged due to supply increases and slowing oil demand from emerging markets. We also believe that investor sentiment towards the exploration and production (E&P) sector has improved dramatically with higher oil prices and we have begun to pare back our risk exposure.

In the Materials sector, we expect the metals and mining industry to continue to be challenged in 2014, with supply growing faster than demand and prices falling to marginal cost points. Our stock selection favors other subsectors within materials, container packaging and paper products, which continue to benefit from strong pricing power and a period of strong demand.

Within Industrials, we continue to have a positive view of the airline industry based on the general view that industry consolidation will continue to create value for many stakeholders.

The Fund ended the period most overweight in the Consumer Discretionary, Consumer Staples, and Industrials sectors and most underweight in the Financials, Energy, and Telecommunication Services sectors relative to the MSCI All Country World Index. The Fund’s largest absolute weightings were also in the Consumer Discretionary, Consumer Staples, and Industrials sectors.

Diversification by Country

as of December 31, 2013

Percentage of
Country	Net Assets
Australia	2.0%
Austria	0.2
Belgium	2.3
Brazil	1.4
British Virgin Islands	0.3
Canada	4.6
Cayman Islands	0.1
China	1.1
Cyprus	0.0
Denmark	0.6
Finland	0.2
France	4.8
Germany	2.0
Greece	0.2
Hong Kong	1.2
India	0.7
Ireland	0.2
Israel	0.6
Italy	0.7
Japan	4.4
Kenya	0.0
Luxembourg	0.6
Malaysia	0.4
Mexico	0.1
Netherlands	2.4
Norway	1.4
Panama	0.1
Papua New Guinea	0.0
Philippines	0.2
Poland	0.1
Portugal	0.1
Singapore	0.0
South Korea	1.8
Spain	0.7
Sweden	0.5
Switzerland	2.0
Taiwan	0.4
Thailand	0.1
Turkey	0.4
United Kingdom	8.3
United States	51.0
Short-Term Investments	1.9
Other Assets and Liabilities	(0.1)
Total	100.0%

4

Hartford Global Research HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4%
	Automobiles and Components - 1.5%
3	Bayerische Motoren Werke (BMW) AG	$305
16	Ford Motor Co.	245
30	Nissan Motor Co., Ltd.	254
6	Toyota Motor Corp.	370
		1,174
	Banks - 9.3%
37	Banco ABC Brasil S.A.	199
14	Banco Bilbao Vizcaya Argentaria S.A.	172
22	Banco Santander Brasil S.A.	131
6	BNP Paribas	493
12	BS Financial Group, Inc. ●	187
6	Canadian Imperial Bank of Commerce	529
2	Citizens & Northern Corp.	31
9	Concentradora Fibra Hotelera	15
21	Credit Agricole S.A.	272
14	DGB Financial Group, Inc. ●	225
29	DNB ASA	520
6	Erste Group Bank AG	197
7	First National Financial Corp.	142
4	Genworth MI Canada, Inc.	145
1	Gronlandsbanken	78
3	Hana Financial Holdings	140
7	Home Capital Group, Inc.	542
20	HSBC Holdings plc	221
20	Itau Unibanco Banco Multiplo S.A. ADR	274
7	KBC Groep N.V.	422
35	Metropolitan Bank & Trust Co. ☼	60
12	Mizrahi Tefahot Bank Ltd.	153
6	National Bank of Canada	498
3	Shinhan Financial Group Co., Ltd. ●	139
8	Societe Generale Class A	481
28	Spar Nord Bank A/S ●	254
14	SpareBank 1 SR Bank ASA	144
26	Standard Chartered plc	579
254	Turkiye Sinai Kalkinma Bankasi A.S.	216
		7,459
	Capital Goods - 7.7%
1	AGCO Corp.	81
2	Airbus Group N.V.	125
4	AMETEK, Inc.	185
–	Arcam AB ●	40
13	BAE Systems plc	94
10	Balfour Beatty plc	48
2	Boeing Co.	259
1	Brenntag AG	182
1	Carlisle Cos., Inc.	42
2	Caterpillar, Inc.	142
4	Colfax Corp. ●	274
5	Compagnie De Saint-Gobain	258
–	Curtis-Wright Corp.	22
3	Danaher Corp.	260
1	Dover Corp.	107
2	Eaton Corp. plc	158
–	Esterline Technologies Corp. ●	24
20	General Electric Co.	568
7	GrafTech International Ltd. ●	77
2	Honeywell International, Inc.	222
3	IDEX Corp.	193
3	Illinois Tool Works, Inc.	235
2	Ingersoll-Rand plc	149
7	KBR, Inc.	224
1	Lockheed Martin Corp.	147
10	Luxfer Holdings plc	199
–	Moog, Inc. Class A ●	23
–	Northrop Grumman Corp.	33
3	Pentair Ltd.	254
–	Precision Castparts Corp.	74
1	Raytheon Co.	119
6	Rexel S.A.	163
7	Rolls-Royce Holdings plc	143
5	Russel Metals, Inc.	136
1	Safran S.A.	89
38	Sinopec Engineering (Group) Co., Ltd.	56
3	United Technologies Corp.	304
2	Vallourec S.A.	106
3	Vinci S.A.	212
2	WESCO International, Inc. ●	142
		6,169
	Commercial and Professional Services - 0.7%
4	ADT (The) Corp.	178
1	Equifax, Inc. ●	57
2	Huron Consulting Group, Inc. ●	136
2	Nielsen Holdings N.V.	79
3	Quintiles Transnational Holdings ●	126
7	Transfield Services Ltd.	6
		582
	Consumer Durables and Apparel - 2.2%
1	Adidas AG	141
7	Coway Co., Ltd.	441
3	Fifth & Pacific Cos., Inc. ●	97
3	Lululemon Athletica, Inc. ●	151
1	LVMH Moet Hennessy Louis Vuitton S.A.	205
3	NIKE, Inc. Class B	253
–	Pulte Group, Inc.	5
1	PVH Corp.	88
1	Ralph Lauren Corp.	99
67	Samsonite International S.A.	203
106	Sunny Optical Technology Group	103
		1,786
	Consumer Services - 1.0%
1	Churchill Downs, Inc.	48
23	Domino's Pizza Enterprises Ltd.	332
–	Extended Stay America, Inc. ●	5
1	Melia Hotels International S.A.	8
17	MGM China Holdings Ltd.	73
2	Norwegian Cruise Line Holdings Ltd. ●	77
–	Panera Bread Co. Class A ●	72
6	Sands China Ltd.	50
–	Starwood Hotels & Resorts, Inc.	30
–	Vail Resorts, Inc.	10
–	Whitbread plc	28
–	Wyndham Worldwide Corp.	34
		767
	Diversified Financials - 4.0%
9	ARA Asset Management	13
99	Asia Sermkij Leasing plc	49
16	Atlas Mara Co-Nvest Ltd. ●	196
22	CETIP S.A. - Mercados Organizado	228

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Research HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Diversified Financials - 4.0% - (continued)
67	Challenger Financial Services Group Ltd.	$370
8	Citigroup, Inc.	391
10	EFG International AG ●	150
23	ING Groep N.V. ●	327
6	JP Morgan Chase & Co.	332
10	Julius Baer Group Ltd.	472
22	Mitsubishi UFJ Lease & Finance Co., Ltd. ☼	137
29	UBS AG	553
		3,218
	Energy - 8.2%
2	Anadarko Petroleum Corp.	140
2	Apache Corp.	162
3	Athlon Energy, Inc. ●	98
73	Beach Energy Ltd.	93
23	BG Group plc	485
42	BP plc	344
4	BP plc ADR	208
24	Buru Energy Ltd. ●	37
20	Cairn Energy plc ●	89
3	Canadian Natural Resources Ltd. ADR	92
3	Chevron Corp.	421
32	CNOOC Ltd.	60
5	Cobalt International Energy, Inc. ●	75
3	Consol Energy, Inc.	121
1	Dril-Quip, Inc. ●	63
7	Enbridge, Inc.	293
5	EnCana Corp. ADR	94
1	EOG Resources, Inc.	202
1	Eurasia Drilling Co., Ltd. §	66
3	Exxon Mobil Corp.	341
7	Galp Energia SGPS S.A.	114
3	Halliburton Co.	167
5	Imperial Oil Ltd.	202
11	Karoon Gas Australia Ltd. ●	43
39	Kunlun Energy Co., Ltd.	70
1	Marathon Petroleum Corp.	107
5	MEG Energy Corp. ●	138
1	National Oilwell Varco, Inc.	90
100	New Standard Energy Ltd. ●	11
14	Oil Search Ltd.	99
18	Ophilr Energy plc ●	99
6	Patterson-UTI Energy, Inc.	155
80	PetroChina Co., Ltd.	88
8	Petroleo Brasileiro S.A. ADR	113
3	Phillips 66	243
1	Pioneer Natural Resources Co.	242
34	Polskie Gornictwo Naftowe I	57
6	Reliance Industries Ltd.	81
4	Repsol S.A.	105
4	Repsol S.A. - Rights ●	3
2	Royal Dutch Shell plc	69
5	Santos Ltd.	64
1	Schlumberger Ltd.	106
3	Southwestern Energy Co. ●	117
6	Statoil ASA	142
2	Superior Energy Services, Inc. ●	47
–	Technip S.A.	23
2	Tourmaline Oil Corp. ●	70
9	Trican Well Service Ltd.	114
7	Tullow Oil plc	94
		6,557
	Food and Staples Retailing - 1.5%
6	Carrefour S.A.	247
2	Costco Wholesale Corp.	259
1	CVS Caremark Corp.	103
5	Seven & I Holdings Co., Ltd.	219
3	Walgreen Co.	146
7	Woolworths Ltd.	202
		1,176
	Food, Beverage and Tobacco - 8.3%
10	Altria Group, Inc.	403
10	Anheuser-Busch InBev N.V.	1,105
6	British American Tobacco plc	322
34	Diageo Capital plc	1,111
13	Hillshire (The) Brands Co.	432
9	Imperial Tobacco Group plc	337
39	ITC Ltd.	205
10	Lorillard, Inc.	522
31	Mondelez International, Inc.	1,081
7	Monster Beverage Corp. ●	441
6	New Britain Palm Oil Ltd.	39
2	Philip Morris International, Inc.	182
51	Treasury Wine Estates Ltd.	221
5	Unilever N.V.	182
2	United Spirits Ltd.	105
		6,688
	Health Care Equipment and Services - 3.2%
1	Abbott Laboratories	52
1	Aetna, Inc.	85
3	Al Noor Hospitals Group ●	43
8	Boston Scientific Corp. ●	99
1	Cardinal Health, Inc.	87
1	Cie Generale d'Optique Essilor International S.A.	77
2	CIGNA Corp.	158
1	Community Health Systems, Inc. ●	23
3	Covidien plc	202
1	Envision Healthcare Holdings ●	46
4	HCA Holdings, Inc. ●	198
1	Hologic, Inc. ●	26
–	M3, Inc.	115
2	McKesson Corp.	253
3	Medtronic, Inc.	178
7	NMC Health plc	51
3	Olympus Corp.	83
50	Phoenix Healthcare Group Co., Ltd. ●	80
6	Smith & Nephew plc	89
1	St. Jude Medical, Inc.	90
2	Stryker Corp.	119
–	Sysmex Corp.	18
3	UnitedHealth Group, Inc.	242
–	Universal Health Services, Inc. Class B	5
1	Zimmer Holdings, Inc.	112
		2,531
	Household and Personal Products - 0.5%
2	Beiersdorf AG	165
3	Colgate-Palmolive Co.	175
–	Coty, Inc.	5

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Household and Personal Products - 0.5% - (continued)
31	Jyothy Laboratories Ltd.	$95
		440
	Insurance - 2.5%
3	Ageas	141
15	AXA S.A.	428
18	Delta Lloyd N.V.	438
74	Direct Line Insurance Group plc	307
7	Sony Financial Holdings, Inc.	129
20	Storebrand ASA	124
13	XL Group plc	399
		1,966
	Materials - 5.1%
2	Akzo Nobel N.V.	155
2	Allegheny Technologies, Inc.	80
4	Anglo American plc	84
3	ArcelorMittal ADR	56
4	Asahi Kasei Corp.	29
10	AuRico Gold, Inc.	37
5	AZ Electronic Materials S.A.	34
3	Ball Corp.	139
3	Billerud	34
2	Boise Cascade Co. ●	55
1	Cabot Corp.	48
1	Celanese Corp.	58
54	China Shanshui Cement Group	23
12	Constellium N.V. ●	269
2	Crown Holdings, Inc. ●	91
4	Dow Chemical Co.	199
7	EcoSynthetix, Inc. ●	18
62	Fosun International	61
11	Graphic Packaging Holding Co. ●	102
2	HeidelbergCement AG	137
128	Huabao International Holdings Ltd.	71
2	International Paper Co.	100
4	JSR Corp.	82
3	Lafarge S.A.	199
1	Lanxess	68
2	Louisiana-Pacific Corp. ●	40
2	LyondellBasell Industries Class A	167
1	MeadWestvaco Corp.	19
2	Methanex Corp. ADR	114
7	Mitsubishi Chemical Holdings	30
368	Mongolian Mining Corp. ●	49
1	Monsanto Co.	172
1	Mosaic Co.	29
14	Nine Dragons Paper Holdings	13
3	Nippon Shokubai Co., Ltd.	31
8	NuFarm Ltd.	32
5	Omnova Solutions, Inc. ●	49
17	Osisko Mining Corp. ●	74
3	Owens-Illinois, Inc. ●	90
51	Platinum Group Metals Ltd. ●	61
1	Posco ADR	79
6	Rexam plc	49
2	Rio Tinto plc	110
–	Sherwin-Williams Co.	91
1	Shin-Etsu Chemical Co., Ltd.	60
4	Smurfit Kappa Group plc	98
10	Synthomer plc	43
2	Tikkurila Oyj	58
8	Ube Industries Ltd.	17
1	Umicore S.A.	64
5	Universal Stainless & Alloy Products, Inc. ●	172
–	Westlake Chemical Corp.	34
		4,074
	Media - 4.7%
10	British Sky Broadcasting Group plc	139
2	Charter Communications, Inc. ●	217
4	Comcast Corp. Class A	225
3	Comcast Corp. Special Class A	158
3	CyberAgent, Inc. ☼	110
3	Dentsu, Inc.	102
2	DirecTV ●	151
2	DreamWorks Animation SKG, Inc. ●	74
2	Fuji Media Holdings, Inc.	41
7	Havas S.A.	60
1	Imax Corp. ●	29
6	Interpublic Group of Cos., Inc.	108
1	Liberty Global plc ●	109
18	Megacable Holdings - CPO	60
11	Pandora Media, Inc. ●	295
10	Reed Elsevier Capital, Inc.	149
4	SES Global	132
3	SES Global S.A.	96
3	Thomson Reuters Corp.	96
3	Time Warner Cable, Inc.	375
4	Time Warner, Inc.	302
3	TV Asahi Corp.	61
9	TVA S.A.	46
6	United Business Media Ltd.	67
8	Walt Disney Co.	606
		3,808
	Pharmaceuticals, Biotechnology and Life Sciences - 7.2%
1	Acorda Therapeutics, Inc. ●	30
1	Actavis plc ●	162
1	Actelion Ltd.	53
1	Agilent Technologies, Inc.	61
1	Algeta ASA ●	83
5	Alkermes plc ●	220
3	Almirall S.A.	44
1	Alnylam Pharmaceuticals, Inc. ●	54
16	Arena Pharmaceuticals, Inc. ●	95
1	Astellas Pharma, Inc.	78
3	AstraZeneca plc ADR	168
2	Auxilium Pharmaceuticals, Inc. ●	38
1	Biogen Idec, Inc. ●	183
11	Bristol-Myers Squibb Co.	587
1	Celgene Corp. ●	154
1	Covance, Inc. ●	64
1	Cubist Pharmaceuticals, Inc. ●	61
6	Daiichi Sankyo Co., Ltd.	103
2	Eisai Co., Ltd.	81
7	Eli Lilly & Co.	342
12	Exelixis, Inc. ●	72
5	Forest Laboratories, Inc. ●	293
5	Gilead Sciences, Inc. ●	382
2	H. Lundbeck A/S	49
2	Immunogen, Inc. ●	25
1	Incyte Corp. ●	66
2	Ironwood Pharmaceuticals, Inc. ●	23

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Research HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 7.2% - (continued)
2	Johnson & Johnson	$140
3	Medicines Co. ●	108
9	Merck & Co., Inc.	428
2	Mylan, Inc. ●	66
4	NPS Pharmaceuticals, Inc. ●	128
1	Ono Pharmaceutical Co., Ltd.	54
2	Regeneron Pharmaceuticals, Inc. ●	440
1	Roche Holding AG	141
–	Salix Pharmaceuticals Ltd. ●	17
1	Seattle Genetics, Inc. ●	55
8	Shionogi & Co., Ltd.	184
6	Teva Pharmaceutical Industries Ltd. ADR	247
2	UCB S.A.	131
1	Vertex Pharmaceuticals, Inc. ●	85
		5,795
	Real Estate - 2.0%
–	Acadia Realty Trust REIT	9
–	Alexander & Baldwin, Inc.	16
1	American Assets Trust, Inc. REIT	19
–	American Tower Corp. REIT	25
–	AvalonBay Communities, Inc. REIT	44
16	Ayala Land, Inc.	9
15	Beni Stabili S.p.A.	10
3	Big Yellow Group REIT	23
–	Boston Properties, Inc. REIT	30
–	Camden Property Trust REIT	15
2	Cheung Kong Holdings Ltd.	37
5	Corporacion Inmobiliaria Vesta S. de RL de C.V.	10
1	Cousins Properties, Inc. REIT	15
–	Daito Trust Construction Co., Ltd.	34
1	DDR Corp. REIT	17
1	Derwent London plc REIT	38
1	Deutsche Annington Immobile ●	18
–	Deutsche Wohnen A.G.	9
16	Dexus Property Group REIT	15
1	Douglas Emmett, Inc. REIT	29
–	EastGroup Properties, Inc. REIT	19
1	Equity Lifestyle Properties, Inc. REIT	24
–	Essex Property Trust, Inc. REIT	46
1	EuroBank Properties REIT ●	13
–	Extra Space Storage, Inc. REIT	14
2	Fastighets AB Balder ●	16
1	First Industrial Realty Trust, Inc. REIT	20
2	Forest City Enterprises, Inc. REIT ●	32
1	Gagfah S.A. ●	18
3	General Growth Properties, Inc. REIT	53
8	Goodman Group REIT	34
2	Hammerson plc REIT	19
1	Health Care, Inc. REIT	44
6	Hibernia REIT ●	10
2	Host Hotels & Resorts, Inc. REIT	30
6	Hysan Development Co., Ltd.	27
–	Industrial & Infrastructure Fund Investment Corp. REIT	33
–	Japan Logistics Fund REIT	42
1	Kennedy-Wilson Holdings, Inc.	11
–	Kilroy Realty Corp. REIT	12
2	Land Securities Group plc REIT	36
6	Link (The) REIT	30
4	Londonmetric Property plc	9
19	Mirvac Group REIT	28
4	Mitsubishi Estate Co., Ltd.	107
3	Mitsui Fudosan Co., Ltd.	93
–	Public Storage REIT	45
1	Rayonier, Inc. REIT	21
–	RLJ Lodging Trust REIT	10
39	Robinsons Land Corp.	18
–	Simon Property Group, Inc. REIT	73
–	SL Green Realty Corp. REIT	36
2	Sun Hung Kai Properties Ltd.	30
–	Taubman Centers, Inc. REIT	18
–	Unibail Rodamco REIT	62
3	Unite Group plc	22
–	Wereldhave N.V. REIT	12
3	Westfield Group REIT	31
1	Wihlborgs Fastigheter A.B.	18
		1,638
	Retailing - 6.3%
3	Amazon.com, Inc. ●	1,135
–	AutoZone, Inc. ●	148
5	Best Buy Co., Inc.	210
4	Dollar Tree, Inc. ●	201
2	DSW, Inc.	66
2	Five Below, Inc. ●	82
3	GNC Holdings, Inc.	147
5	Hennes & Mauritz Ab	240
2	HSN, Inc.	124
91	Intime Retail Group Co., Ltd.	95
3	Kohl's Corp.	159
10	Lowe's Cos., Inc.	519
26	Marks & Spencer Group plc	189
10	Moncler S.p.A. ●	217
–	Netflix, Inc. ●	38
1	PetSmart, Inc.	87
4	Pier 1 Imports, Inc.	93
–	Priceline.com, Inc. ●	329
19	Rakuten, Inc.	285
1	Ross Stores, Inc.	112
1	Ryohin Keikaku Co., Ltd.	108
3	TJX Cos., Inc.	207
1	TripAdvisor, Inc. ●	96
10	World Duty Free S.p.A. ●☼	127
		5,014
	Semiconductors and Semiconductor Equipment - 1.6%
4	ASM Pacific Technology Ltd.	35
1	ASML Holding N.V.	114
3	Broadcom Corp. Class A	86
4	First Solar, Inc. ●	215
4	Hynix Semiconductor, Inc. ●	134
1	International Rectifier Corp. ●	20
2	Maxim Integrated Products, Inc.	49
1	Montage Technology Group Ltd. ●	10
9	NXP Semiconductors N.V. ●	426
1	Silicon Laboratories, Inc. ●	48

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Semiconductors and Semiconductor Equipment - 1.6% - (continued)
46	Taiwan Semiconductor Manufacturing Co., Ltd.	$162
		1,299
	Software and Services - 6.6%
3	Accenture plc	266
9	Activision Blizzard, Inc. ‡	163
4	Akamai Technologies, Inc. ●	170
1	Alliance Data Systems Corp. ●‡	228
3	Autodesk, Inc. ●	161
2	Automatic Data Processing, Inc.	156
1	CACI International, Inc. Class A ●	40
6	Cadence Design Systems, Inc. ●	86
3	Cognizant Technology Solutions Corp. ●	344
4	Dropbox, Inc. ⌂●†	48
10	eBay, Inc. ●	545
6	Facebook, Inc. ●	322
8	Genpact Ltd. ●	141
1	Google, Inc. ●	897
3	Heartland Payment Systems, Inc.	137
21	Higher One Holdings, Inc. ●	202
1	LinkedIn Corp. Class A ●	170
5	Mavenir Systems, Inc. ●	59
1	Micros Systems, Inc. ●	37
3	Oracle Corp.	112
4	Sumisho Computer Systems Corp. ☼	112
2	Tencent Holdings Ltd.	115
–	Twitter, Inc. ●	30
2	Visa, Inc.	401
–	WEX, Inc. ●	31
7	Yahoo!, Inc. ●	299
		5,272
	Technology Hardware and Equipment - 3.5%
23	AAC Technologies Holdings, Inc.	110
13	Advantech Co., Ltd.	93
1	Allegion plc ●	36
2	Apple, Inc.	875
3	Calix, Inc. ●	33
11	Delta Electronics, Inc.	63
10	EMC Corp.	251
1	F5 Networks, Inc. ●	57
9	Juniper Networks, Inc. ●	197
1	National Instruments Corp.	24
3	Palo Alto Networks, Inc. ●	179
–	QIWI plc ADR	13
9	Qualcomm, Inc.	680
1	Rogers Corp. ●	74
1	Stratasys Ltd. ●	91
		2,776
	Telecommunication Services - 2.9%
26	Axiata Group Berhad	55
1	BCE, Inc.	57
48	Bezeq Israeli Telecommunication Corp., Ltd.	82
11	Bharti Airtel Ltd.	57
13	China Mobile Ltd.	133
3	Deutsche Telekom AG	58
3	Elisa Oyj	77
10	Hellenic Telecommunications Organization S.A.	139
20	Idea Cellular Ltd.	54
4	Intelsat S.A. ●	81
1	KDDI Corp.	83
18	Koninklijke (Royal) KPN N.V.	60
3	Nippon Telegraph & Telephone Corp. ADR	88
1	Philippine Long Distance Telephone Co. ADR	49
250	Safaricom Ltd.	31
2	SK Telecom Co., Ltd. ADR	59
–	Swisscom AG ☼	91
9	Telefonica Deutschland Holdings	72
5	Telefonica S.A.	81
6	Telenor ASA	144
8	Telia Ab	63
2	Telus Corp.	59
7	T-Mobile US, Inc.	243
5	Turkcell Iletisim Hizmetleri A.S. ADR ●	71
79	Vodafone Group plc	310
		2,297
	Transportation - 3.2%
18	Air France ●	192
397	AirAsia Berhad	267
68	AirAsia X Berhad ●	21
13	American Airlines Group, Inc. ●	327
3	Avianca Holdings S.A. ADR ●	48
8	Covenant Transport ●	65
11	Delta Air Lines, Inc.	310
2	DSV A/S ☼	77
3	FedEx Corp.	361
–	Flughafen Zuerich AG	130
1	Genesee & Wyoming, Inc. Class A ●	134
3	J.B. Hunt Transport Services, Inc.	228
1	Kansas City Southern	96
1	Norfolk Southern Corp.	93
5	United Continental Holdings, Inc. ●	184
		2,533
	Utilities - 3.7%
2	Alliant Energy Corp.	102
7	Cheung Kong Infrastructure Holdings Ltd.	47
8	Cia de Saneamento Basico do Estado de Sao Paulo	91
2	Dominion Resources, Inc.	156
3	Duke Energy Corp.	220
7	E.On SE	120
2	Endesa S.A.	80
39	Enel Green Power S.p.A.	97
4	ENN Energy Holdings Ltd.	27
6	GDF Suez	139
145	Guangdong Investment Ltd.	142
9	Iberdrola S.A.	59
16	National Grid plc	206
5	NextEra Energy, Inc.	441
3	Northeast Utilities	146
4	NRG Yield, Inc.	156
5	OGE Energy Corp.	172
16	Osaka Gas Co., Ltd.	63
5	Pattern Energy Group, Inc.	145
1	PG&E Corp.	45
13	Snam S.p.A.	73
8	Suez Environment S.A.	136

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Research HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Utilities - 3.7% - (continued)
16	Tokyo Gas Co., Ltd.		$78
			2,941
	Total common stocks
	(cost $64,262)		$77,960

PREFERRED STOCKS - 0.8%
	Automobiles and Components - 0.4%
1	Volkswagen AG N.V.		$308

	Software and Services - 0.3%
7	FireEye, Inc. ⌂●†		280

	Utilities - 0.1%
4	Cia Paranaense de Energie		52

	Total preferred stocks
	(cost $342)		$640

WARRANTS - 0.0%
	Diversified Financials - 0.0%
16	Atlas Mara Co-Nvest Ltd. †		$10

	Total warrants
	(cost $–)		$10

	Total long-term investments
	(cost $64,604)		$78,610

SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $77, collateralized by GNMA 4.00%, 2043, value of $79)
$77	0.005%, 12/31/2013		$77
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $74, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$75)
74	0.01%, 12/31/2013		74
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $262, collateralized by FHLMC
3.00% - 5.00%, 2019 - 2043, FNMA 0.76%
- 6.00%, 2016 - 2043, GNMA 1.50% -
	5.25%, 2028 - 2043, value of $267)
262	0.02%, 12/31/2013		262
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $236, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $241)
236	0.01%, 12/31/2013		236
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $425,
collateralized by U.S. Treasury Bond 3.88%
- 8.13%, 2021 - 2040, U.S. Treasury Note
	0.25% - 3.38%, 2014 - 2020, value of $434)
425	0.01%, 12/31/2013		425
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $138, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $141)
138	0.01%, 12/31/2013		138
TD Securities TriParty Repurchase Agreement
(maturing on 01/02/2014 in the amount of
$332, collateralized by FFCB 0.20% -
0.50%, 2015 - 2016, FHLMC  0.38% -
5.25%, 2014 - 2042, FNMA 0.50% - 7.13%,
	2014 - 2043, value of $338)
332	0.01%, 12/31/2013		332
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $3, collateralized by U.S. Treasury Note 2.13%, 2015, value of $3)
3	0.01%, 12/31/2013		3
			1,547
	Total short-term investments
	(cost $1,547)		$1,547

	Total investments
	(cost $66,151) ▲	100.1%	$80,157
	Other assets and liabilities	(0.1)%	(69)
	Total net assets	100.0%	$80,088

The accompanying notes are an integral part of these financial statements.

10

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $66,878 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,988
Unrealized Depreciation	(1,709)
Net Unrealized Appreciation	$13,279

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At December 31, 2013, the aggregate value of these securities was $338, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $66, which represents 0.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	4	Dropbox, Inc.	$36
12/2012	7	FireEye, Inc. Preferred	71

At December 31, 2013, the aggregate value of these securities was $328, which represents 0.4% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $310 at December 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

The accompanying notes are an integral part of these financial statements.

11

Hartford Global Research HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Foreign Currency Contracts Outstanding at December 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	01/06/2014	JPM	$14	$14	$–
BRL	Sell	01/02/2014	JPM	3	3	–
CAD	Buy	01/02/2014	BOA	9	9	–
CAD	Buy	01/06/2014	SSG	3	3	–
CAD	Sell	01/03/2014	DEUT	4	4	–
CHF	Buy	01/03/2014	JPM	29	29	–
DKK	Buy	01/03/2014	BCLY	53	53	–
EUR	Buy	01/03/2014	GSC	2	2	–
EUR	Buy	01/02/2014	MSC	36	36	–
EUR	Buy	01/02/2014	UBS	15	15	–
EUR	Sell	01/02/2014	MSC	1	1	–
EUR	Sell	01/02/2014	UBS	5	5	–
EUR	Sell	01/03/2014	UBS	36	36	–
EUR	Sell	01/06/2014	UBS	30	30	–
GBP	Sell	01/02/2014	BCLY	1	1	–
GBP	Sell	01/06/2014	BCLY	15	15	–
GBP	Sell	01/03/2014	GSC	20	20	–
HKD	Buy	01/03/2014	BCLY	24	24	–
HKD	Buy	01/03/2014	BCLY	13	13	–
HKD	Buy	01/03/2014	JPM	20	20	–
JPY	Buy	01/06/2014	BCLY	90	89	(1)
JPY	Buy	01/07/2014	DEUT	18	18	–
JPY	Sell	03/20/2014	DEUT	146	142	4
JPY	Sell	01/08/2014	UBS	135	135	–
MYR	Buy	01/03/2014	JPM	21	21	–
						$3

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

12

Hartford Global Research HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,174	$245	$929	$–
Banks	7,459	2,838	4,621	–
Capital Goods	6,169	4,653	1,516	–
Commercial and Professional Services	582	576	6	–
Consumer Durables and Apparel	1,786	693	1,093	–
Consumer Services	767	276	491	–
Diversified Financials	3,218	1,297	1,921	–
Energy	6,557	4,301	2,256	–
Food and Staples Retailing	1,176	508	668	–
Food, Beverage and Tobacco	6,688	3,100	3,588	–
Health Care Equipment and Services	2,531	2,149	382	–
Household and Personal Products	440	180	260	–
Insurance	1,966	706	1,260	–
Materials	4,074	2,501	1,573	–
Media	3,808	3,076	732	–
Pharmaceuticals, Biotechnology and Life Sciences	5,795	4,926	869	–
Real Estate	1,638	797	841	–
Retailing	5,014	4,097	917	–
Semiconductors and Semiconductor Equipment	1,299	1,003	296	–
Software and Services	5,272	4,997	227	48
Technology Hardware and Equipment	2,776	2,510	266	–
Telecommunication Services	2,297	815	1,482	–
Transportation	2,533	1,846	687	–
Utilities	2,941	1,674	1,267	–
Total	77,960	49,764	28,148	48
Preferred Stocks	640	52	308	280
Warrants	10	10	–	–
Short-Term Investments	1,547	–	1,547	–
Total	$80,157	$49,826	$30,003	$328
Foreign Currency Contracts*	4	–	4	–
Total	$4	$–	$4	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the year ended December 31, 2013, investments valued at $957 were transferred from Level 1 to Level 2, and investments valued at $389 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

13

Hartford Global Research HLS Fund
Investment Valuation Hierarchy Level Summary – (continued)
December 31, 2013
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of December 31, 2013
Assets:
Common Stocks	$37	$1	$13	†	$—	$—	$(2)	$—	$(1)	$48
Preferred Stocks	64	—	216	‡	—	—	—	—	—	280
Total	$101	$1	$229		$—	$—	$(2)	$—	$(1)	$328

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $13.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $216.

The accompanying notes are an integral part of these financial statements.

14

Hartford Global Research HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $66,151)	$80,157
Cash	63
Foreign currency on deposit with custodian (cost $18)	18
Unrealized appreciation on foreign currency contracts	4
Receivables:
Investment securities sold	758
Fund shares sold	51
Dividends and interest	103
Total assets	81,154
Liabilities:
Unrealized depreciation on foreign currency contracts	1
Payables:
Investment securities purchased	955
Fund shares redeemed	69
Investment management fees	16
Distribution fees	1
Accrued expenses	24
Total liabilities	1,066
Net assets	$80,088
Summary of Net Assets:
Capital stock and paid-in-capital	$68,287
Undistributed net investment income	711
Accumulated net realized loss	(2,920)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	14,010
Net assets	$80,088
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$13.41
Shares outstanding	4,241
Net assets	$56,870
Class IB: Net asset value per share	$13.36
Shares outstanding	1,738
Net assets	$23,218

The accompanying notes are an integral part of these financial statements.

15

Hartford Global Research HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$1,667
Interest	1
Less: Foreign tax withheld	(110)
Total investment income, net	1,558

Expenses:
Investment management fees	696
Transfer agent fees	1
Distribution fees - Class IB	57
Custodian fees	9
Accounting services fees	14
Board of Directors' fees	3
Audit fees	34
Other expenses	23
Total expenses (before fees paid indirectly)	837
Commission recapture	(2)
Custodian fee offset	—
Total fees paid indirectly	(2)
Total expenses, net	835
Net Investment Income	723

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	11,778
Net realized gain on futures	7
Net realized gain on foreign currency contracts	55
Net realized gain on other foreign currency transactions	34
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	11,874

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	7,067
Net unrealized depreciation of foreign currency contracts	(38)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	—
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	7,029
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	18,903
Net Increase in Net Assets Resulting from Operations	$19,626

The accompanying notes are an integral part of these financial statements.

16

Hartford Global Research HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$723	$980
Net realized gain on investments, other financial instruments and foreign currency transactions	11,874	3,819
Net unrealized appreciation of investments	7,029	8,656
Net Increase in Net Assets Resulting from Operations	19,626	13,455
Distributions to Shareholders:
From net investment income
Class IA	(828)	(627)
Class IB	(278)	(228)
Total distributions	(1,106)	(855)
Capital Share Transactions:
Class IA
Sold	11,848	10,859
Issued on reinvestment of distributions	828	627
Redeemed	(21,597)	(20,019)
Total capital share transactions	(8,921)	(8,533)
Class IB
Sold	4,730	5,524
Issued on reinvestment of distributions	278	228
Redeemed	(10,413)	(12,440)
Total capital share transactions	(5,405)	(6,688)
Net decrease from capital share transactions	(14,326)	(15,221)
Net Increase (Decrease) in Net Assets	4,194	(2,621)
Net Assets:
Beginning of period	75,894	78,515
End of period	$80,088	$75,894
Undistributed (distribution in excess of) net investment income	$711	$1,044
Shares:
Class IA
Sold	1,004	1,084
Issued on reinvestment of distributions	68	63
Redeemed	(1,832)	(1,997)
Total share activity	(760)	(850)
Class IB
Sold	406	557
Issued on reinvestment of distributions	23	23
Redeemed	(889)	(1,249)
Total share activity	(460)	(669)

The accompanying notes are an integral part of these financial statements.

17

Hartford Global Research HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Global Research HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

18

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

19

Hartford Global Research HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

20

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

21

Hartford Global Research HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of December 31, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

22

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of December 31, 2013.

b)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. As of December 31, 2013, the Fund had no outstanding futures contracts.

c)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$4	$—	$—	$—	$—	$4
Total	$—	$4	$—	$—	$—	$—	$4

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1	$—	$—	$—	$—	$1
Total	$—	$1	$—	$—	$—	$—	$1

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

23

Hartford Global Research HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on futures	$—	$—	$—	$7	$—	$—	$7
Net realized gain on foreign currency contracts	—	55	—	—	—	—	55
Total	$—	$55	$—	$7	$—	$—	$62

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(38)	$—	$—	$—	$—	$(38)
Total	$—	$(38)	$—	$—	$—	$—	$(38)

d)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of December 31, 2013:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than $0)
Description
Unrealized appreciation on foreign currency contracts	$4	$—	$—	$4
Total subject to a master netting or similar arrangement	$4	$—	$—	$4

*	Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

Certain derivatives held by the Fund, as of December 31, 2013, are not subject to a master netting arrangement and are excluded from the table above.

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the

24

International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$1,106	$855

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$763
Accumulated Capital and Other Losses*	(2,242)
Unrealized Appreciation†	13,280
Total Accumulated Earnings	$11,801

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization

25

Hartford Global Research HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$50
Accumulated Net Realized Gain (Loss)	(50)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$2,242
Total	$2,242

During the year ended December 31, 2013, the Fund utilized $11,342 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

26

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.9000%
On next $500 million	0.8750%
On next $4 billion	0.8500%
On next $5 billion	0.8475%
Over $10 billion	0.8450%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

Effective January 1, 2014, the new accounting services fees schedule based on the Fund’s average daily net assets is as follows:

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.014%
Over $10 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	1.01%
Class IB	1.26

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves

27

Hartford Global Research HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes payments from an affiliate. Had the payments from the affiliate been excluded, the impact and total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.02%	0.02%
Total Return Excluding Payment from Affiliate	42.10%	41.76%

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$73,992
Sales Proceeds Excluding U.S. Government Obligations	89,903

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment

28

fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

13.	Subsequent Events:

At a meeting held on February 5, 2014, the Board of Directors of Hartford Series Fund, Inc. approved an Agreement and Plan of Reorganization relating to the reorganization of the Fund into Hartford Global Growth HLS Fund, a series of Hartford Series Fund, Inc. The Reorganization does not require shareholder approval. The Reorganization is expected to occur on or about June 23, 2014.

29

Hartford Global Research HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$10.56	$0.12	$2.92	$3.04	$(0.19)	$–	$(0.19)	$13.41	29.01%		$56,870	1.01%	1.01%	1.01%
IB	10.52	0.09	2.90	2.99	(0.15)	–	(0.15)	13.36	28.65		23,218	1.26	1.26	0.76

For the Year Ended December 31, 2012 (D)
IA	$9.02	$0.15	$1.51	$1.66	$(0.12)	$–	$(0.12)	$10.56	18.39%		$52,785	1.04%	1.04%	1.28%
IB	8.98	0.13	1.50	1.63	(0.09)	–	(0.09)	10.52	18.10		23,109	1.29	1.29	1.03

For the Year Ended December 31, 2011 (D)
IA	$9.94	$0.11	$(1.03)	$(0.92)	$–	$–	$–	$9.02	(9.28)%		$52,768	1.03%	1.03%	1.01%
IB	9.93	0.09	(1.04)	(0.95)	–	–	–	8.98	(9.51)		25,747	1.28	1.28	0.76

For the Year Ended December 31, 2010 (D)
IA	$8.67	$0.10	$1.28	$1.38	$(0.11)	$–	$(0.11)	$9.94	16.01%		$69,740	1.01%	0.98%	1.03%
IB	8.66	0.08	1.28	1.36	(0.09)	–	(0.09)	9.93	15.72		35,774	1.26	1.23	0.78

For the Year Ended December 31, 2009 (D)
IA	$6.16	$0.08	$2.51	$2.59	$(0.08)	$–	$(0.08)	$8.67	42.13	%(E)	$67,012	1.16%	1.06%	1.17%
IB	6.15	0.07	2.50	2.57	(0.06)	–	(0.06)	8.66	41.79	(E)	37,695	1.41	1.31	0.93

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	97%
For the Year Ended December 31, 2012	85
For the Year Ended December 31, 2011	86
For the Year Ended December 31, 2010	92
For the Year Ended December 31, 2009	124

30

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Global Research HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Global Research HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

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Hartford Global Research HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

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William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

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Hartford Global Research HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34

Hartford Global Research HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,189.00	$5.69	$1,000.00	$1,020.01	$5.25	1.03%	184	365
Class IB	$1,000.00	$1,187.40	$7.06	$1,000.00	$1,018.75	$6.52	1.28%	184	365

35

Hartford Global Research HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Global Research HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

36

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1- and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and

37

Hartford Global Research HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee was in the 4th quintile of its expense group, while its actual management fee was in the 2nd quintile and its total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds and also noted that the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

38

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

39

Hartford Global Research HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Small/Mid-cap Stock Risk: Small- and mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

40

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-GR13 2-14 113540-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD GROWTH HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Growth HLS Fund inception 04/30/2002

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Growth IA	35.48%	18.54%	6.96%
Growth IB	35.14%	18.24%	6.70%
Russell 1000 Growth Index	33.48%	20.39%	7.83%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.83% and 1.08%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Growth HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Manager
Andrew J. Shilling, CFA
Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Growth HLS Fund returned 35.48% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the Russell 1000 Growth Index, which returned 33.48% for the same period. The Fund also outperformed the 35.03% average return of the Variable Products-Underlying Funds Lipper Multi-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities reached another all-time high in December and finished 2013 with a gain of 32.4%, as measured by the S&P 500 Index, the Index’s best return since 1997. The rally in U.S. equities began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better-than-expected corporate earnings, a robust housing market, and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another US government shutdown in early 2014.

All ten sectors of the Russell 1000 Growth Index posted positive returns for the period. Health Care (+48.2%), Consumer Discretionary (+44.5%), and Industrials (+41.2%) sectors performed the best, while Telecommunication Services (17.4%), Consumer Staples (24.0%), and Information Technology (26.2%) lagged on a relative basis. Growth stocks (+33.5%) outperformed value stocks (+32.5%), as measured by the Russell 1000 Growth and Russell 1000 Value Indices.

The Fund’s relative performance benefited from strong security selection in Information Technology, Consumer Staples, and Financials. This performance was partially offset by weaker security selection in Consumer Discretionary, Energy, and Health Care, which detracted from relative returns. Sector allocation, which is a residual of bottom-up stock selection, contributed positively to relative performance. Positive effects from an overweight to consumer Discretionary as well as underweights to Consumer Staples and Telecommunication Services were enough to offset the negative effects of the Fund’s overweight exposure to Information Technology and underweight exposure to Industrials. A modest cash position also detracted from performance in an upward-trending market.

Green Mountain Coffee Roasters (Consumer Staples), Gilead Sciences (Health Care), and Splunk (Information Technology) were the top contributors to relative performance during the period. Shares of Green Mountain Coffee Roasters, the leading provider of single-cup brewers and portion packs, outperformed during the period after the firm posted solid earnings and raised 2013 earnings guidance during the third quarter. Investors also took solace from Starbucks’ tepid sales results for its single serve Verismo machines. Shares of Gilead Sciences, a U.S.-based biopharmaceutical company, moved steadily higher alongside positive news flow, including passing the first hurdle for the firm’s hepatitis C single tablet regimen and growing sales of the firm’s antiviral drug franchise. Splunk, a provider of a software platform for collecting and analyzing data, saw its shares jump after the company posted strong quarterly results with license revenue, total revenue, margins, and operating cash flow all beating consensus estimates. Top absolute contributors for the period also included Google (Information Technology).

Top detractors from relative performance during the period were Edwards Lifesciences (Health Care), Cobalt (Energy), and Altera (Information Technology). Shares of Edwards Lifesciences, a medical device company specializing in heart valve technology and treatments for cardiovascular diseases, declined after the company reported disappointing first quarter results due to poor transcatheter heart value (THV) sales; we eliminated the position to pursue more attractive opportunities, as our research led us to believe the ultimate end market size was smaller than initially expected. U.S. oil and gas exploration company Cobalt saw its shares fall as a result of disappointing well test results at the company’s Lontra well off the coast of Angola. Altera Corporation, a global semiconductor company, posted better-than-expected quarterly earnings but slightly missed revenue expectations. Additionally, fourth quarter sales guidance was well below

3

Hartford Growth HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

consensus estimates. Stocks that detracted most from absolute returns also included Apple (Information Technology).

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We believe the U.S. economy is poised for continued moderate growth, which is in line with consensus expectations at this point. In our view, real gross domestic product (GDP) and Institute of Supply Management (ISM) manufacturing data both point to a fairly healthy outlook, housing remains constructive, and the employment picture is grudgingly improving. The fiscal drag from last year should abate on a year-over-year basis and we believe the Fed is likely to remain accommodative with a zero interest rate policy through 2014 and only modest tapering of bond buying throughout the year. We believe that disruption related to the Affordable Care Act (Obama Care), rising interest rates, and only average valuation support, given the strong equity market this past year, are the biggest domestic risks.

From a global perspective, there are still some outstanding issues that we will be keeping a close eye on this year. For instance, is China’s reform-oriented growth self-sustainable, particularly in the context of their overall debt situation? Will Japanese Prime Minister Shinzo Abe’s economic policy rekindle Japan’s growth? Is Europe truly past the sovereign debt issues and entering a period of sustainable growth? With global central banks still very accommodative, we believe the overall global environment will be reasonable in 2014.

Our investment discipline is focused on finding proven companies with attractive valuations, solid fundamentals, and sustainable growth business models. At the end of the period, the Fund’s largest overweight was to Consumer Discretionary, while the Fund remained underweight to Consumer Staples and Energy, relative to the benchmark.

Diversification by Sector
as of December 31, 2013
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	34.0%
Consumer Staples	8.6
Energy	1.3
Financials	4.1
Health Care	11.1
Industrials	11.6
Information Technology	25.9
Materials	3.0
Total	99.6%
Short-Term Investments	0.3
Other Assets and Liabilities	0.1
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Growth HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Automobiles and Components - 1.6%
57	Harley-Davidson, Inc.	$3,913

	Capital Goods - 4.7%
62	AMETEK, Inc.	3,245
37	Eaton Corp. plc	2,839
7	Precision Castparts Corp.	1,970
170	Safran S.A. ADR	2,937
2	W.W. Grainger, Inc.	540
		11,531
	Commercial and Professional Services - 3.7%
43	Equifax, Inc.	2,988
25	IHS, Inc. ●	2,941
70	Nielsen Holdings N.V.	3,211
		9,140
	Consumer Durables and Apparel - 7.3%
187	D.R. Horton, Inc. ●	4,166
105	Lennar Corp.	4,156
51	Lululemon Athletica, Inc. ●	2,984
26	Michael Kors Holdings Ltd. ●	2,117
18	PVH Corp.	2,391
12	Ralph Lauren Corp.	2,124
		17,938
	Consumer Services - 7.4%
3	Chipotle Mexican Grill, Inc. ●	1,758
71	Dunkin' Brands Group, Inc.	3,428
6	Panera Bread Co. Class A ●	1,078
44	Starwood Hotels & Resorts, Inc.	3,526
34	Wyndham Worldwide Corp.	2,471
17	Wynn Resorts Ltd.	3,393
32	Yum! Brands, Inc.	2,440
		18,094
	Diversified Financials - 3.3%
31	American Express Co.	2,776
9	BlackRock, Inc.	2,992
11	IntercontinentalExchange Group, Inc.	2,496
		8,264
	Energy - 1.3%
23	Anadarko Petroleum Corp.	1,861
81	Cobalt International Energy, Inc. ●	1,326
		3,187
	Food and Staples Retailing - 1.4%
49	CVS Caremark Corp.	3,472

	Food, Beverage and Tobacco - 7.2%
29	Anheuser-Busch InBev N.V. ADR	3,098
17	Diageo plc ADR	2,223
62	Green Mountain Coffee Roasters, Inc. ●	4,656
17	Mead Johnson Nutrition Co.	1,401
93	Mondelez International, Inc.	3,270
44	Monster Beverage Corp. ●	2,975
		17,623
	Health Care Equipment and Services - 1.9%
38	Covidien plc	2,598
6	Intuitive Surgical, Inc. ●	2,197
		4,795
	Materials - 3.0%
40	Monsanto Co.	4,669
14	Sherwin-Williams Co.	2,634
		7,303
	Media - 7.0%
66	Comcast Corp. Class A	3,446
690	Sirius XM Holdings, Inc. ●	2,409
47	Time Warner, Inc.	3,267
109	Twenty-First Century Fox, Inc.	3,838
54	Walt Disney Co.	4,162
		17,122
	Pharmaceuticals, Biotechnology and Life Sciences - 9.2%
27	Allergan, Inc.	2,973
15	Biogen Idec, Inc. ●	4,239
80	Bristol-Myers Squibb Co.	4,258
96	Gilead Sciences, Inc. ●	7,229
9	Regeneron Pharmaceuticals, Inc. ●	2,538
17	Vertex Pharmaceuticals, Inc. ●	1,280
		22,517
	Real Estate - 0.8%
24	American Tower Corp. REIT	1,907

	Retailing - 10.7%
2	Amazon.com, Inc. ●	728
9	AutoZone, Inc. ●	4,175
39	Dollar General Corp. ●	2,326
59	Home Depot, Inc.	4,883
99	Lowe's Cos., Inc.	4,901
4	Priceline.com, Inc. ●	4,498
39	Ross Stores, Inc.	2,947
24	Tory Burch, LLC ● ⌂†	1,875
		26,333
	Software and Services - 23.3%
15	Alliance Data Systems Corp. ●	3,944
19	Citrix Systems, Inc. ●	1,183
49	Cognizant Technology Solutions Corp. ●	4,927
28	eBay, Inc. ●	1,545
87	Facebook, Inc. ●	4,777
9	Google, Inc. ●	9,649
34	Intuit, Inc.	2,632
13	LinkedIn Corp. Class A ●	2,878
6	Mastercard, Inc.	4,641
185	Microsoft Corp.	6,914
76	Oracle Corp.	2,894
66	Salesforce.com, Inc. ●	3,658
33	ServiceNow, Inc. ●	1,854
32	Splunk, Inc. ●	2,181
17	Visa, Inc.	3,674
		57,351
	Technology Hardware and Equipment - 2.6%
7	Apple, Inc.	3,903
114	Juniper Networks, Inc. ●	2,565
		6,468
	Transportation - 3.2%
105	Hertz Global Holdings, Inc. ●	2,991
31	J.B. Hunt Transport Services, Inc.	2,359

The accompanying notes are an integral part of these financial statements.

5

Hartford Growth HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Transportation - 3.2% - (continued)
20	Kansas City Southern		$2,481
			7,831
	Total common stocks
	(cost $177,758)		$244,789

	Total long-term investments (cost $177,758)		$244,789

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $33, collateralized by GNMA 4.00%, 2043, value of $34)
$33	0.005%, 12/31/2013		$33
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $32, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$32)
32	0.01%, 12/31/2013		32
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $112, collateralized by FHLMC
3.00% - 5.00%, 2019 - 2043, FNMA 0.76%
- 6.00%, 2016 - 2043, GNMA 1.50% -
	5.25%, 2028 - 2043, value of $114)
112	0.02%, 12/31/2013		112
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $101, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $103)
101	0.01%, 12/31/2013		101
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $182,
collateralized by U.S. Treasury Bond 3.88%
- 8.13%, 2021 - 2040, U.S. Treasury Note
	0.25% - 3.38%, 2014 - 2020, value of $186)
182	0.01%, 12/31/2013		182
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $59, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $60)
59	0.01%, 12/31/2013		59
TD Securities TriParty Repurchase Agreement
(maturing on 01/02/2014 in the amount of
$142, collateralized by FFCB 0.20% -
0.50%, 2015 - 2016, FHLMC  0.38% -
5.25%, 2014 - 2042, FNMA 0.50% - 7.13%,
	2014 - 2043, value of $145)
142	0.01%, 12/31/2013		142
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $1, collateralized by U.S. Treasury Note 2.13%, 2015, value of $1)
1	0.01%, 12/31/2013		1
			662
	Total short-term investments
	(cost $662)		$662

	Total investments
	(cost $178,420) ▲	99.9%	$245,451
	Other assets and liabilities	0.1%	184
	Total net assets	100.0%	$245,635

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $178,797 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$69,768
Unrealized Depreciation	(3,114)
Net Unrealized Appreciation	$66,654

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At December 31, 2013, the aggregate value of these securities was $1,875, which represents 0.8% of total net assets.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2013	24	Tory Burch LLC	$1,901

At December 31, 2013, the aggregate value of these securities was $1,875, which represents 0.8% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Hartford Growth HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$244,789	$242,914	$–	$1,875
Short-Term Investments	662	–	662	–
Total	$245,451	$242,914	$662	$1,875

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013
Assets:
Common Stocks	$—	$—	$(27	)*	$—	$1,902	$—	$—	$—	$1,875
Total	$—	$—	$(27)		$—	$1,902	$—	$—	$—	$1,875

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $(27).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Growth HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $178,420)	$245,451
Cash	1
Receivables:
Investment securities sold	2,691
Fund shares sold	1
Dividends and interest	119
Total assets	248,263
Liabilities:
Payables:
Investment securities purchased	2,335
Fund shares redeemed	214
Investment management fees	43
Distribution fees	4
Accrued expenses	32
Total liabilities	2,628
Net assets	$245,635
Summary of Net Assets:
Capital stock and paid-in-capital	$131,151
Undistributed net investment income	44
Accumulated net realized gain	47,409
Unrealized appreciation of investments	67,031
Net assets	$245,635
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$17.51
Shares outstanding	10,001
Net assets	$175,124
Class IB: Net asset value per share	$17.12
Shares outstanding	4,118
Net assets	$70,511

The accompanying notes are an integral part of these financial statements.

9

Hartford Growth HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$2,743
Interest	1
Less: Foreign tax withheld	(34)
Total investment income, net	2,710

Expenses:
Investment management fees	2,299
Transfer agent fees	5
Distribution fees - Class IB	170
Custodian fees	3
Accounting services fees	29
Board of Directors' fees	9
Audit fees	13
Other expenses	86
Total expenses (before fees paid indirectly)	2,614
Commission recapture	(1)
Total fees paid indirectly	(1)
Total expenses, net	2,613
Net Investment Income	97

Net Realized Gain on Investments:
Net realized gain on investments	59,442
Net Realized Gain on Investments	59,442

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	28,241
Net Changes in Unrealized Appreciation of Investments	28,241
Net Gain on Investments	87,683
Net Increase in Net Assets Resulting from Operations	$87,780

The accompanying notes are an integral part of these financial statements.

10

Hartford Growth HLS Fund
Statement of Changes in Net Assets
(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$97	$132
Net realized gain on investments	59,442	41,625
Net unrealized appreciation of investments	28,241	13,554
Net Increase in Net Assets Resulting from Operations	87,780	55,311
Distributions to Shareholders:
From net investment income
Class IA	(155)	—
Total distributions	(155)	—
Capital Share Transactions:
Class IA
Sold	24,548	35,467
Issued on reinvestment of distributions	155	—
Redeemed	(149,760)	(88,213)
Total capital share transactions	(125,057)	(52,746)
Class IB
Sold	8,374	7,707
Redeemed	(25,799)	(29,736)
Total capital share transactions	(17,425)	(22,029)
Net decrease from capital share transactions	(142,482)	(74,775)
Net Decrease in Net Assets	(54,857)	(19,464)
Net Assets:
Beginning of period	300,492	319,956
End of period	$245,635	$300,492
Undistributed (distribution in excess of) net investment income	$44	$108
Shares:
Class IA
Sold	1,677	2,848
Issued on reinvestment of distributions	10	—
Redeemed	(9,709)	(7,121)
Total share activity	(8,022)	(4,273)
Class IB
Sold	573	629
Redeemed	(1,776)	(2,436)
Total share activity	(1,203)	(1,807)

The accompanying notes are an integral part of these financial statements.

11

Hartford Growth HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Growth HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written

13

Hartford Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax

14

basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

4.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages

15

Hartford Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

5.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$155	$—

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$863
Undistributed Long-Term Capital Gain	46,967
Unrealized Appreciation*	66,654
Total Accumulated Earnings	$114,484

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

16

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(6)
Accumulated Net Realized Gain (Loss)	6

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

During the year ended December 31, 2013, the Fund utilized $10,765 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

17

Hartford Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.8000%
On next $250 million	0.7500%
On next $500 million	0.7000%
On next $4 billion	0.6750%
On next $5 billion	0.6725%
Over $10 billion	0.6700%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.84%
Class IB	1.09

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

18

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

7.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$139,520
Sales Proceeds Excluding U.S. Government Obligations	282,179

8.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

9.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

10.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the

19

Hartford Growth HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

12.	Subsequent Events:

At a meeting held on February 5, 2014, the Board of Directors of Hartford Series Fund, Inc. approved an Agreement and Plan of Reorganization relating to the reorganization of the Fund into Hartford Growth Opportunities HLS Fund, a series of Hartford HLS Series Fund II, Inc. The Reorganization does not require shareholder approval. The Reorganization is expected to occur on or about June 23, 2014.

20

Hartford Growth HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─									─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$12.93	$0.01	$4.58	$4.59	$(0.01)	$–	$(0.01)	$17.51	35.48%	$175,124	0.84%	0.84%	0.09%
IB	12.67	(0.02)	4.47	4.45	–	–	–	17.12	35.14	70,511	1.09	1.09	(0.15)

For the Year Ended December 31, 2012 (D)
IA	$10.92	$0.01	$2.00	$2.01	$–	$–	$–	$12.93	18.42%	$233,089	0.83%	0.83%	0.10%
IB	10.73	(0.02)	1.96	1.94	–	–	–	12.67	18.12	67,403	1.08	1.08	(0.16)

For the Year Ended December 31, 2011 (D)
IA	$12.02	$0.01	$(1.09)	$(1.08)	$(0.02)	$–	$(0.02)	$10.92	(8.95)%	$243,509	0.82%	0.82%	0.06%
IB	11.81	(0.03)	(1.05)	(1.08)	–	–	–	10.73	(9.18)	76,447	1.07	1.07	(0.19)

For the Year Ended December 31, 2010
IA	$10.07	$0.02	$1.93	$1.95	$–	$–	$–	$12.02	19.37%	$317,464	0.84%	0.84%	0.21%
IB	9.92	–	1.89	1.89	–	–	–	11.81	19.07	108,774	1.09	1.09	(0.04)

For the Year Ended December 31, 2009 (D)
IA	$7.53	$0.04	$2.54	$2.58	$(0.04)	$–	$(0.04)	$10.07	34.24%	$242,406	0.88%	0.88%	0.44%
IB	7.42	0.02	2.49	2.51	(0.01)	–	(0.01)	9.92	33.90	86,556	1.13	1.13	0.20

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.

	Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	49%
For the Year Ended December 31, 2012	64
For the Year Ended December 31, 2011	37
For the Year Ended December 31, 2010	74	(A)
For the Year Ended December 31, 2009	85

(A)	During the year ended December 31, 2010, the Fund incurred $49.9 million in sales associated with the transition of assets from Hartford Fundamental Growth HLS Fund, which merged into the Fund on April 16, 2010. These sales were excluded from the portfolio turnover calculation.

21

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Growth HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Growth HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

22

Hartford Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

23

Hartford Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

24

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

Hartford Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,215.90	$4.74	$1,000.00	$1,020.93	$4.32	0.85%	184	365
Class IB	$1,000.00	$1,214.30	$6.13	$1,000.00	$1,019.67	$5.59	1.10%	184	365

26

Hartford Growth HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Growth HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

27

Hartford Growth HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio manager, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio manager, the number of accounts managed by the portfolio manager, and the Sub-adviser’s method for compensating the portfolio manager.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1- and 3-year periods and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board considered that, in response to questions raised concerning the Fund’s performance, HFMC stated that it has confidence in the Fund’s portfolio management team and investment strategy.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and

28

all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee was in the 4th quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

29

Hartford Growth HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

30

Hartford Growth HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Growth Investing Risk: Growth investments can be volatile, and may fail to increase earnings or grow as quickly as anticipated. Growth-style investing falls in and out of favor, which may result in periods of underperformance.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

31

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-G13 2-14 113541-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD HEALTHCARE HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Healthcare HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Healthcare HLS Fund inception 05/01/2000
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Healthcare IA	51.84%	21.18%	11.27%
Healthcare IB	51.50%	20.88%	11.00%
S&P 500 Index	32.39%	17.94%	7.41%
S&P North American Health Care Sector Index	43.70%	20.08%	10.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

S&P North American Health Care Sector Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the NYSE MKT LLC, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.91% and 1.16%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Healthcare HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Ann C. Gallo	Jean M. Hynes, CFA	Robert L. Deresiewicz	Kirk J. Mayer, CFA
Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst

How did the Fund perform?

The Class IA shares of the Hartford Healthcare HLS Fund returned 51.84% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the S&P North American Health Care Sector Index, which returned 43.70% for the same period. The Fund also outperformed the 46.68% average return of the Variable Products-Underlying Funds Lipper Global Health and Biotechnology peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Health Care stocks (+44%) outperformed both the broader U.S. market (+32%) and the global equity market (+27%) during the period, as measured by the S&P North American Health Care Sector, S&P 500, and the MSCI World Indices, respectively. Within the S&P North American Health Care Sector Index, all four sub-sectors posted positive returns. Specialty Pharmaceuticals/Biotechnology (+69%) gained the most while Health Services rose 42%, Major Pharmaceuticals rose 34%, and Medical Technology rose 31%.

The Fund outperformed its benchmark primarily due to strong security selection. Positive stock selection in Health Services and Medical Technology was the primary driver of the Fund’s relative outperformance. A modest cash position detracted slightly from relative performance in an upward trending market.

Pfizer (Specialty Pharmaceuticals), Alkermes (Specialty Pharmaceuticals), and Anacor (Specialty Pharmaceuticals) were the biggest contributors to benchmark-relative results over the period. Shares of Pfizer, a research-based, global biopharmaceutical company, underperformed during the period as investors have grown concerned that new product launches may not be enough to offset slowing sales from several of the company’s blockbuster drugs. We didn’t hold benchmark-component Pfizer, which contributed to benchmark-relative performance during the period. Shares of drug developer Alkermes rose after the U.S. Food and Drug Administration’s (FDA) recent comments on abuse-deterrent opioids, which is expected to bode positively for Alkermes. Alkermes is using novel technologies to develop analgesics that are more abuse resistant than what is currently available in the market. Shares of Anacor, a U.S.-based biopharmaceutical company, increased due to its two lead compounds in development. Also, Anacor’s most advanced drug, a topical toe nail antifungal, was submitted for approval this quarter and offers both efficacy and safety advantages over the current standard of care. Top contributors to absolute performance during the period also included Gilead Sciences (Specialty Pharmaceuticals), Bristol-Myers (Specialty Pharmaceuticals), and McKesson (Health Services).

Celgene (Specialty Pharmaceuticals), Orthofix International (Medical Technology), and Teva Pharmaceuticals (Specialty Pharmaceuticals) detracted from benchmark-relative performance. Not owning global biotechnology company Celgene hurt relative performance as the stock is a large component of the benchmark and had strong performance during the period due to positive earnings results and long-term guidance that was ahead of expectations. Medical device company Orthofix International saw its shares trade lower following the delayed release of its second quarter earnings results due to an investigation into revenue recognition policies. Shares of Teva Pharmaceuticals, an Israel-based pharmaceutical company, underperformed after the unexpected announcement that CEO Jeremy Levin would step down. Top detractors from absolute performance during the period also included Rigel Pharmaceutical (Specialty Pharmaceuticals) and Infinity Pharmaceutical (Specialty Pharmaceuticals).

What is the outlook?

We continue to find attractive investments within the Pharmaceutical and Biotechnology sectors, across geographies and market caps, despite the recent strength. While valuations have risen over the past two years, we believe the sector should continue to be driven by biopharmaceutical innovation that is occurring at an accelerating pace and a supportive FDA posture that is leading to more timely drug approvals. These two trends, combined with cost management, growth from emerging markets, and ancillary businesses like animal health and over the counter drugs, should allow for the industry to grow through the decade. We believe that Japanese pharmaceutical companies remain attractive given their strong balance sheets and the value of their pipelines relative to the companies’ current market capitalizations. Among smaller biotechnology names, we believe that select opportunities with great upside remain, based on the promise of innovative products to address important unmet medical needs.

Within the Medical Technology sector, we continue to look for companies with what we consider to be underappreciated franchises or promising research and development (R&D) projects. We continue to believe that cardiovascular disease

3

Hartford Healthcare HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

represents one of the strongest areas for growth, with a large, under-penetrated market, particularly for atrial fibrillation procedures, we think that longer-term prospects for the industry remain solid, as procedure volumes return to normal after the slowdown in 2010-2011 and emerging markets become more significant growth drivers.

Within Health Care Services, relative to recent years, our holdings are more diversified among the various subsectors. While uncertainty regarding the implementation of the Affordable Care Act (ACA) exchanges is likely overhang the group in the near/intermediate term, ultimately we believe that the impact on the Health Maintenance Organization (HMO) will not be as bad as feared since these companies are best positioned to address cost issues over the longer term. Going forward we expect the HMOs to benefit from delays in implementation of the more onerous provisions of the ACA and more discretion shifting to the states from the federal government. While cost growth trends have stopped decelerating, the current rate of growth remains below historic levels and is in line with expectations. We believe the uptick will remain muted as employers and individuals look to keep health care spending under control.

We also consider drug distributors and drug stores attractive, as we believe they should continue to benefit from the ongoing conversion of approximately U.S. $100 billion of branded pharmaceuticals to generics over the next several years. Internationally, we see a number of attractive opportunities in emerging market stocks. In addition to the burgeoning middle class, we believe many emerging market countries are attempting to increase domestic spending on health care and are increasingly looking to the private sector to achieve this objective.

Looking ahead, the bar has been raised for companies seeking reimbursement for health care products and services in the U.S. and across the globe. We believe that success will accrue only to those companies able to offer a demonstrable improvement over current standards of care, or alternatively, to those companies able to offer an equivalent level of care but at lower cost. This is one of the key tenets upon which we have structured our portfolio.

Diversification by Sector

as of December 31, 2013

Sector	Percentage of Net Assets
Equity Securities
Consumer Staples	3.3%
Health Care	91.7
Industrials	1.5
Total	96.5%
Short-Term Investments	3.5
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Healthcare HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.5%
	Biotechnology - 25.1%
25	Acorda Therapeutics, Inc. ●	$715
51	Algeta ASA ●	3,001
177	Alkermes plc ●	7,204
53	Alnylam Pharmaceuticals, Inc. ●	3,435
175	Anacor Pharmaceuticals, Inc. ●	2,941
426	Arena Pharmaceuticals, Inc. ●	2,492
270	BioCryst Pharmaceuticals, Inc. ●	2,051
10	Biogen Idec, Inc. ●	2,870
34	Cubist Pharmaceuticals, Inc. ●	2,337
359	Exelixis, Inc. ●	2,202
230	Gilead Sciences, Inc. ●	17,256
72	Incyte Corp. ●	3,646
58	Innate Pharma S.A. ●	394
102	Ironwood Pharmaceuticals, Inc. ●	1,182
127	NPS Pharmaceuticals, Inc. ●	3,847
12	Puma Biotechnology, Inc. ●	1,292
32	Regeneron Pharmaceuticals, Inc. ●	8,739
262	Rigel Pharmaceuticals, Inc. ●	746
49	Seattle Genetics, Inc. ●	1,939
96	Tesaro, Inc. ●	2,714
119	Tetraphase Pharmaceuticals, Inc. ●	1,605
38	Vertex Pharmaceuticals, Inc. ●	2,838
		75,446
	Drug Retail - 3.3%
78	CVS Caremark Corp.	5,585
75	Walgreen Co.	4,294
		9,879
	Health Care Distributors - 5.3%
85	Cardinal Health, Inc.	5,681
64	McKesson Corp.	10,255
		15,936
	Health Care Equipment - 17.2%
132	Abbott Laboratories	5,052
418	Boston Scientific Corp. ●	5,022
130	Covidien plc	8,837
122	Globus Medical, Inc. ●	2,453
24	Heartware International, Inc. ●	2,265
87	Hologic, Inc. ●	1,941
121	Medtronic, Inc.	6,933
99	Orthofix International N.V. ●	2,250
79	St. Jude Medical, Inc.	4,870
61	Stryker Corp.	4,614
131	Tornier N.V. ●	2,452
95	Volcano Corp. ●	2,067
32	Zimmer Holdings, Inc.	3,023
		51,779
	Health Care Facilities - 4.1%
36	Community Health Systems, Inc. ●	1,422
126	HCA Holdings, Inc. ●	6,010
237	NMC Health plc	1,720
1,207	Phoenix Healthcare Group Co., Ltd. ●	1,932
18	Universal Health Services, Inc. Class B	1,438
		12,522
	Health Care Services - 1.0%
95	Al Noor Hospitals Group ●	1,411
46	Envision Healthcare Holdings ●	1,634
		3,045
	Health Care Supplies - 0.6%
38	Dentsply International, Inc.	1,828

	Health Care Technology - 0.2%
39	Allscripts Healthcare Solutions, Inc. ●	600

	Life Sciences Tools and Services - 2.2%
47	Agilent Technologies, Inc.	2,659
25	Covance, Inc. ●	2,230
25	MorphoSys AG ●	1,921
		6,810
	Managed Health Care - 8.2%
87	Aetna, Inc.	5,943
68	CIGNA Corp.	5,910
73	Qualicorp S.A. ●	693
160	UnitedHealth Group, Inc.	12,030
		24,576
	Pharmaceuticals - 27.8%
35	Actavis plc ●	5,927
94	Aerie Pharmaceuticals, Inc. ●	1,695
40	Almirall S.A.	655
27	Astellas Pharma, Inc.	1,585
42	AstraZeneca plc ADR	2,488
347	Bristol-Myers Squibb Co.	18,417
78	Cadence Pharmaceuticals, Inc. ●	709
132	Daiichi Sankyo Co., Ltd.	2,412
36	Dr. Reddy's Laboratories Ltd. ADR	1,477
52	Eisai Co., Ltd.	2,006
99	Eli Lilly & Co.	5,033
142	Forest Laboratories, Inc. ●	8,541
24	H. Lundbeck A/S	600
36	Johnson & Johnson	3,340
93	Medicines Co. ●	3,608
105	Merck & Co., Inc.	5,267
91	Mylan, Inc. ●	3,943
17	Ono Pharmaceutical Co., Ltd.	1,446
11	Salix Pharmaceuticals Ltd. ●	952
199	Shionogi & Co., Ltd.	4,313
131	Teva Pharmaceutical Industries Ltd. ADR	5,250
43	UCB S.A.	3,207
130	Xenoport, Inc. ●	745
		83,616
	Research and Consulting Services - 1.5%
99	Quintiles Transnational Holdings ●	4,564

	Total common stocks
	(cost $191,601)	$290,601

	Total long-term investments
	(cost $191,601)	$290,601

SHORT-TERM INVESTMENTS - 3.5%
	Repurchase Agreements - 3.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $519, collateralized by GNMA 4.00%, 2043, value of $530)
$519	0.005%, 12/31/2013	$519

The accompanying notes are an integral part of these financial statements.

5

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.5% - (continued)
	Repurchase Agreements - 3.5% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $499, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$509)
$499	0.01%, 12/31/2013		$499
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $1,767, collateralized by
FHLMC 3.00% - 5.00%, 2019 - 2043,
FNMA 0.76% - 6.00%, 2016 - 2043,
GNMA 1.50% - 5.25%, 2028 - 2043, value
	of $1,803)
1,767	0.02%, 12/31/2013		1,767
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $1,594, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $1,626)
1,594	0.01%, 12/31/2013		1,594
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $2,868,
collateralized by U.S. Treasury Bond 3.88%
- 8.13%, 2021 - 2040, U.S. Treasury Note
0.25% - 3.38%, 2014 - 2020, value of
	$2,925)
2,868	0.01%, 12/31/2013		2,868
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $932, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $950)
932	0.01%, 12/31/2013		932
TD Securities TriParty Repurchase Agreement
(maturing on 01/02/2014 in the amount of
$2,237, collateralized by FFCB 0.20% -
0.50%, 2015 - 2016, FHLMC  0.38% -
5.25%, 2014 - 2042, FNMA 0.50% - 7.13%,
	2014 - 2043, value of $2,282)
2,237	0.01%, 12/31/2013		2,237
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $19, collateralized by U.S. Treasury Note 2.13%, 2015, value of $20)
19	0.01%, 12/31/2013		19
			10,435
	Total short-term investments
	(cost $10,435)		$10,435

	Total investments
	(cost $202,036) ▲	100.0%	$301,036
	Other assets and liabilities	—%	(130)
	Total net assets	100.0%	$300,906

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $203,553 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$102,980
Unrealized Depreciation	(5,497)
Net Unrealized Appreciation	$97,483

●	Non-income producing.

Foreign Currency Contracts Outstanding at December 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Sell	03/20/2014	DEUT	$5,238	$5,122	$116

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Healthcare HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$290,601	$272,662	$17,939	$–
Short-Term Investments	10,435	–	10,435	–
Total	$301,036	$272,662	$28,374	$–
Foreign Currency Contracts *	116	–	116	–
Total	$116	$–	$116	$–

♦	For the year ended December 31, 2013, investments valued at $660 were transferred from Level 1 to Level 2, and investments valued at $1,893 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Healthcare HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $202,036)	$301,036
Cash	—
Foreign currency on deposit with custodian (cost $—)	—
Unrealized appreciation on foreign currency contracts	116
Receivables:
Fund shares sold	210
Dividends and interest	311
Total assets	301,673
Liabilities:
Payables:
Investment securities purchased	299
Fund shares redeemed	387
Investment management fees	55
Distribution fees	3
Accrued expenses	23
Total liabilities	767
Net assets	$300,906
Summary of Net Assets:
Capital stock and paid-in-capital	$176,666
Undistributed net investment income	268
Accumulated net realized gain	24,855
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	99,117
Net assets	$300,906
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$25.67
Shares outstanding	9,492
Net assets	$243,719
Class IB: Net asset value per share	$25.07
Shares outstanding	2,281
Net assets	$57,187

The accompanying notes are an integral part of these financial statements.

9

Hartford Healthcare HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$2,758
Interest	3
Less: Foreign tax withheld	(57)
Total investment income, net	2,704

Expenses:
Investment management fees	2,124
Transfer agent fees	5
Distribution fees - Class IB	130
Custodian fees	5
Accounting services fees	25
Board of Directors' fees	7
Audit fees	13
Other expenses	62
Total expenses (before fees paid indirectly)	2,371
Commission recapture	(6)
Total fees paid indirectly	(6)
Total expenses, net	2,365
Net Investment Income	339

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	25,087
Net realized gain on foreign currency contracts	1,520
Net realized loss on other foreign currency transactions	(12)
Net Realized Gain on Investments and Foreign Currency Transactions	26,595

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	75,533
Net unrealized depreciation of foreign currency contracts	(489)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	1
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	75,045
Net Gain on Investments and Foreign Currency Transactions	101,640
Net Increase in Net Assets Resulting from Operations	$101,979

The accompanying notes are an integral part of these financial statements.

10

Hartford Healthcare HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$339	$1,264
Net realized gain on investments and foreign currency transactions	26,595	23,084
Net unrealized appreciation of investments and foreign currency transactions	75,045	12,872
Net Increase in Net Assets Resulting from Operations	101,979	37,220
Distributions to Shareholders:
From net investment income
Class IA	(1,076)	(586)
Class IB	(150)	(64)
Total from net investment income	(1,226)	(650)
From net realized gain on investments
Class IA	(13,067)	—
Class IB	(3,368)	—
Total from net realized gain on investments	(16,435)	—
Total distributions	(17,661)	(650)
Capital Share Transactions:
Class IA
Sold	61,195	27,494
Issued on reinvestment of distributions	14,143	586
Redeemed	(47,935)	(42,507)
Total capital share transactions	27,403	(14,427)
Class IB
Sold	9,853	7,528
Issued on reinvestment of distributions	3,518	64
Redeemed	(19,293)	(20,649)
Total capital share transactions	(5,922)	(13,057)
Net increase (decrease) from capital share transactions	21,481	(27,484)
Net Increase in Net Assets	105,799	9,086
Net Assets:
Beginning of period	195,107	186,021
End of period	$300,906	$195,107
Undistributed (distribution in excess of)
net investment income	$268	$1,173
Shares:
Class IA
Sold	2,741	1,592
Issued on reinvestment of distributions	630	34
Redeemed	(2,152)	(2,450)
Total share activity	1,219	(824)
Class IB
Sold	457	452
Issued on reinvestment of distributions	161	4
Redeemed	(895)	(1,218)
Total share activity	(277)	(762)

The accompanying notes are an integral part of these financial statements.

11

Hartford Healthcare HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Healthcare HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or

13

Hartford Healthcare HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

14

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in

15

Hartford Healthcare HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

its records with a value at least equal to the amount of the commitment. As of December 31, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of December 31, 2013.

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$116	$—	$—	$—	$—	$116
Total	$—	$116	$—	$—	$—	$—	$116

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

16

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$1,520	$—	$—	$—	$—	$1,520
Total	$—	$1,520	$—	$—	$—	$—	$1,520

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(489)	$—	$—	$—	$—	$(489)
Total	$—	$(489)	$—	$—	$—	$—	$(489)

c)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of December 31, 2013:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than $0)
Description
Unrealized appreciation on foreign currency contracts	$116	$—	$—	$116
Total subject to a master netting or similar arrangement	$116	$—	$—	$116

* Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related

17

Hartford Healthcare HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$1,226	$650
Long-Term Capital Gains*	16,435	—

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC Sec. 852(b)(3)(C).

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$4,632
Undistributed Long-Term Capital Gain	22,124
Unrealized Appreciation*	97,484
Total Accumulated Earnings	$124,240

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on

18

current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(18)
Accumulated Net Realized Gain (Loss)	18

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

19

Hartford Healthcare HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.8500%
On next $250 million	0.8000%
On next $4.5 billion	0.7500%
On next $5 billion	0.7475%
Over $10 billion	0.7450%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.89%
Class IB	1.14

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

20

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	22.70%	22.39%

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$80,694
Sales Proceeds Excluding U.S. Government Obligations	84,735

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

21

Hartford Healthcare HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

22

Hartford Healthcare HLS Fund
Financial Highlights

	─Selected Per-Share Data(A) ─										─Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$18.11	$0.04	$9.12	$9.16	$(0.12)	$(1.48)	$(1.60)	$25.67	51.84%		$243,719	0.89%	0.89%	0.19%
IB	17.71	(0.01)	8.92	8.91	(0.07)	(1.48)	(1.55)	25.07	51.50		57,187	1.14	1.14	(0.06)

For the Year Ended December 31, 2012 (D)
IA	$15.07	$0.13	$2.98	$3.11	$(0.07)	$–	$(0.07)	$18.11	20.62%		$149,801	0.91%	0.91%	0.69%
IB	14.74	0.09	2.90	2.99	(0.02)	–	(0.02)	17.71	20.32		45,306	1.16	1.16	0.43

For the Year Ended December 31, 2011 (D)
IA	$13.89	$0.06	$1.13	$1.19	$(0.01)	$–	$(0.01)	$15.07	8.54%		$137,088	0.91%	0.91%	0.33%
IB	13.61	0.02	1.11	1.13	–	–	–	14.74	8.27		48,933	1.16	1.16	0.08

For the Year Ended December 31, 2010 (D)
IA	$12.99	$0.08	$0.84	$0.92	$(0.02)	$–	$(0.02)	$13.89	7.10%		$137,454	0.90%	0.90%	0.55%
IB	12.74	0.04	0.83	0.87	–	–	–	13.61	6.84		54,753	1.15	1.15	0.30

For the Year Ended December 31, 2009 (D)
IA	$10.66	$0.07	$2.35	$2.42	$(0.07)	$(0.02)	$(0.09)	$12.99	22.72	%(E)	$154,216	0.91%	0.91%	0.51%
IB	10.46	0.03	2.31	2.34	(0.04)	(0.02)	(0.06)	12.74	22.41	(E)	63,065	1.16	1.16	0.26

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	33%
For the Year Ended December 31, 2012	46
For the Year Ended December 31, 2011	45
For the Year Ended December 31, 2010	32
For the Year Ended December 31, 2009	73

23

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Healthcare HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Healthcare HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

24

Hartford Healthcare HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

25

Hartford Healthcare HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

26

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

27

Hartford Healthcare HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,242.90	$5.03	$1,000.00	$1,020.72	$4.53	0.89%	184	365
Class IB	$1,000.00	$1,241.80	$6.44	$1,000.00	$1,019.46	$5.80	1.14%	184	365

28

Hartford Healthcare HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Healthcare HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

29

Hartford Healthcare HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods. The Board considered that, in response to questions raised concerning the Fund’s performance, HFMC stated that it has confidence in the Fund’s portfolio management team and investment strategy.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also

30

requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the

31

Hartford Healthcare HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

32

Hartford Healthcare HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Health Sector Risk: Risks of focusing investments on the health care sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes and potential product obsolescence, and liquidity risk.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Small/Mid-cap Stock Risk: Small- and mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

33

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-HC13 2-14 113543-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD HIGH YIELD HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford High Yield HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

1

Hartford High Yield HLS Fund inception 09/30/1998
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks to provide high current income, and long-term total return.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
High Yield IA	6.43%	17.36%	7.63%
High Yield IB	6.17%	17.07%	7.36%
Barclays U.S. Corporate High Yield Index	7.44%	18.93%	8.62%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of March 5, 2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Barclays U.S. Corporate High Yield Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.75% and 1.00%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford High Yield HLS Fund

Manager Discussion

December 31, 2013 (Unaudited)

Portfolio Managers
Christopher A. Jones, CFA
Senior Vice President and Fixed Income Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford High Yield HLS Fund returned 6.43% for the twelve-month period ended December 31, 2013, underperforming the Fund’s benchmark, the Barclays U.S. Corporate High Yield Index, which returned 7.44% for the same period. The Fund also underperformed the 6.82% average return of the Variable Products-Underlying Funds Lipper High Current Yield Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global central banks’ unconventional policy measures continued to be one of the biggest influences on the market during the year. Central bank easing and signs of gradual global economic recovery imparted a positive tone to financial markets early in the year. However, concerns about a possible pull back in U.S. Federal Reserve (Fed) stimulus were felt in the second quarter, triggered by Fed Chairman Ben Bernanke’s unexpectedly hawkish tone. Fed officials signaled a readiness to begin tapering the Fed’s asset purchases under quantitative easing (QE) by September and to end purchases by mid-2014 if the economy strengthened sufficiently. The Fed’s earlier-than-expected plan to taper asset purchases sent yields sharply higher and credit spreads gapped out in sympathy. Meanwhile, other major central banks, including the Bank of Japan, European Central Bank, and Bank of England, reiterated their commitment to easy monetary policy for as long it was needed.

Signs of economic momentum and speculation over Fed tapering weighed on U.S. Treasury prices during the year; for the full year 2013, 5-, 10-, and 30-year Treasury yields rose 1.02%, 1.27%, and 1.02%, respectively. Many of the major fixed income sectors, with the exception of high yield and bank loans, posted negative absolute returns due to the rise in yields. However, most sectors outperformed Treasuries on a duration-adjusted basis as credit spreads tightened.

High yield outperformed almost all other U.S. fixed income sectors over the twelve-month period on a total return basis. The Barclays U.S. Corporate High Yield Index returned 7.44% for the twelve-month period ended December 31, 2013, and outperformed duration equivalent treasuries. The Option-Adjusted Spread of the Index was 3.82% on December 31, 2013, a decrease of 129 basis points from December 31, 2012.

The Fund underperformed its benchmark, the Barclays U.S. Corporate High Yield Index. Throughout the year the Fund maintained a slightly defensive positioning with respect to credit risk, which was the primary detractor from relative performance as the strong rally in the overall market caused lower quality, riskier securities to perform better than higher quality securities. We continue to believe that maintaining a slightly defensive risk position at this point in the credit cycle is prudent, as historically investors have not generally been adequately compensated for taking on additional default risk in the high yield market.

In aggregate, security selection detracted from benchmark-relative results with weakest selection coming from the financial services sector. Performance in financial services was driven by a combination of exposure to higher quality, longer duration issues whose increased interest rate sensitivity proved detrimental as rates rose during the year. Moreover, lack of exposure to the benchmark component Springleaf Financial, a troubled former subprime lender that was able to complete an initial public offering in October, detracted from relative performance. The Fund benefitted from positive security selection in chemicals, driven primarily by our position in Ferro Corp. Ferro reported strong third quarter earnings in 2013 that were ahead of expectations. The company has been divesting some non-core businesses and focusing on cost saving measures.

In aggregate, industry allocation detracted modestly from benchmark-relative performance, in part due to an overweight allocation to media cable. We continue to favor the media cable sector due to its historically stable cash flows, high margins and strong balance sheets of issuers across the sectors. These characteristics allow media cable to perform well across the down side of the credit cycle. However, the sector lagged the broader market this year as a number of potential merger and acquisition (M&A) deals kept cable in the headlines and investors feared the potential for increased leverage. An overweight allocation to the technology sector contributed positively to relative performance during the period. We consider the technology sector attractive due to a combination of some long term secular trends, as well as the bottom-up opportunities that we are finding in the space. Within the sector, we see the best opportunities in payment processing and service companies. This is due to their recurring revenue streams, low capital expenditures, and high barriers to entry. We are generally more skeptical of hardware companies.

3

Hartford High Yield HLS Fund

Manager Discussion – (continued)

December 31, 2013 (Unaudited)

A modest cash position detracted from benchmark-relative returns in an upward trending environment. In addition, our credit default swap positions on the Credit Default Swap Index (CDX), which are used to tactically adjust our exposure to the market, contributed positively to performance.

What is the outlook?

Our outlook for high yield remains positive going forward, though we believe returns will be lower in 2014 than they were this past year. We believe economic fundamentals and corporate credit fundamentals continue to be positive and supportive of high yield issuers. In our opinion, while there are some indications of a pickup in shareholder-friendly actions such as M&A activity and leveraged buyouts at the margin, in general we believe issuers continue to manage balance sheets prudently, and proceeds from new issuance have been used mainly to refinance existing debt. The trailing twelve-month par-weighted default rate remains well below its long-term average. We believe valuations are now richer, reducing the prospects for significant capital appreciation going forward, but the sector’s yield still compares favorably to other fixed income options.

Diversification by Security Type

as of December 31, 2013

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.3%
Preferred Stocks	1.5
Total	1.8%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.0%
Corporate Bonds	89.4
Senior Floating Rate Interests	6.9
Total	96.3%
Short-Term Investments	0.8%
Other Assets and Liabilities	1.1
Total	100.0%

Credit Exposure

as of December 31, 2013

Credit Rating *	Percentage of Net Assets
Baa / BBB	1.4%
Ba / BB	30.2
B	39.0
Caa / CCC or Lower	22.6
Not Rated	3.1
Non-Debt Securities and Other Short-Term Instruments	2.6
Other Assets and Liabilities	1.1
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

4

Hartford High Yield HLS Fund

Schedule of Investments

December 31, 2013

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Soundview NIM Trust
$2,490	0.00%, 12/25/2036 ■●	$—

	Total asset & commercial mortgage backed securities
	(cost $2,479)	$—

CORPORATE BONDS - 89.4%
	Administrative Waste Management and Remediation - 1.7%
	Carlson Wagonlit B.V.
$1,675	6.88%, 06/15/2019 ■	$1,738
	Casella Waste Systems, Inc.
1,650	7.75%, 02/15/2019	1,691
	Equinix, Inc.
165	4.88%, 04/01/2020	164
2,050	7.00%, 07/15/2021	2,240
	Servicemaster Co.
3,220	7.00%, 08/15/2020	3,192
		9,025
	Arts, Entertainment and Recreation - 7.8%
	AMC Entertainment, Inc.
4,944	9.75%, 12/01/2020	5,655
	CCO Holdings LLC
4,042	7.38%, 06/01/2020	4,375
	Emdeon, Inc.
1,640	11.00%, 12/31/2019	1,894
	Gannett Co., Inc.
4,390	5.13%, 10/15/2019 ■	4,565
	GLP Capital L.P./Finance II
390	4.38%, 11/01/2018 ■	399
1,645	4.88%, 11/01/2020 ■	1,645
380	5.38%, 11/01/2023 ■	373
	Gray Television, Inc.
4,941	7.50%, 10/01/2020	5,250
	Great Canadian Gaming Co.
CAD 1,361	6.63%, 07/25/2022 ■	1,344
	Greektown Superholdings, Inc.
1,650	13.00%, 07/01/2015	1,708
	NBC Universal Enterprise
2,180	5.25%, 12/19/2049 ■	2,158
	Nexstar Broadcasting, Inc.
2,185	6.88%, 11/15/2020	2,338
	Regal Entertainment Group
246	5.75%, 02/01/2025	232
2,006	9.13%, 08/15/2018	2,176
	Sirius XM Radio, Inc.
860	4.25%, 05/15/2020 ■	813
2,420	4.63%, 05/15/2023 ■	2,190
376	5.25%, 08/15/2022 ■	380
	Univision Communications, Inc.
2,695	6.75%, 09/15/2022 ■	2,951
		40,446
	Chemical Manufacturing - 2.6%
	Ferro Corp.
3,873	7.88%, 08/15/2018	4,086
	Hexion Specialty Chemicals
3,055	8.88%, 02/01/2018	3,174
	Hexion U.S. Finance Corp.
1,245	6.63%, 04/15/2020	1,276
	Ineos Group Holdings plc
3,265	6.13%, 08/15/2018 ■	3,281
	MPM Escrow LLC/MPM Finance Corp.
1,580	8.88%, 10/15/2020	1,663
		13,480
	Computer and Electronic Product Manufacturing - 3.1%
	Alcatel-Lucent USA Inc.
2,430	6.75%, 11/15/2020 ■	2,524
	CDW Escrow Corp.
5,455	8.50%, 04/01/2019	6,028
	Freescale Semiconductor, Inc.
2,115	6.00%, 01/15/2022 ■	2,141
	Lucent Technologies, Inc.
2,181	6.45%, 03/15/2029	1,930
765	6.50%, 01/15/2028	669
	NXP B.V./NXP Funding LLC
1,425	3.75%, 06/01/2018 ■	1,436
	ON Semiconductor Corp.
973	2.63%, 12/15/2026 ۞	1,070
		15,798
	Construction - 3.1%
	K Hovnanian Enterprises, Inc.
1,775	9.13%, 11/15/2020 ■	1,948
	KB Home
2,206	7.50%, 09/15/2022	2,322
2,930	8.00%, 03/15/2020	3,238
	Lennar Corp.
6,475	4.75%, 12/15/2017 - 11/15/2022	6,644
	M/I Homes, Inc.
566	3.00%, 03/01/2018 ۞	627
	Pulte Homes, Inc.
615	6.38%, 05/15/2033	556
	Ryland Group, Inc.
910	5.38%, 10/01/2022	864
		16,199
	Fabricated Metal Product Manufacturing - 0.9%
	BOE Intermediate Holdings Corp.
2,206	9.00%, 11/01/2017 ■Þ	2,300
	Masco Corp.
1,135	5.95%, 03/15/2022	1,200
320	7.13%, 03/15/2020	365
	Ply Gem Industries, Inc.
693	9.38%, 04/15/2017	749
		4,614
	Finance and Insurance - 11.7%
	Barclays Bank plc
3,640	8.25%, 12/15/2018 ۞♠	3,758
	CIT Group, Inc.
3,011	5.25%, 03/15/2018	3,229
2,470	6.63%, 04/01/2018 ■	2,776
	Community Choice Financial, Inc.
3,780	10.75%, 05/01/2019	3,166
	Credit Suisse Group AG
1,400	7.50%, 12/11/2023 ■♠	1,479
	Fibria Overseas Finance Ltd.
1,578	7.50%, 05/04/2020 ■	1,726

The accompanying notes are an integral part of these financial statements.

5

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

December 31, 2013

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 89.4% - (continued)
	Finance and Insurance - 11.7% - (continued)
	Ineos Finance plc
$1,220	7.50%, 05/01/2020 ■	$1,337
715	8.38%, 02/15/2019 ■	795
	ING US, Inc.
1,300	5.65%, 05/15/2053	1,264
	Ladder Capital Finance Holdings LLC
1,335	7.38%, 10/01/2017	1,402
	Nationstar Mortgage LLC
6,335	6.50%, 08/01/2018 - 07/01/2021	6,243
	Nuveen Investments, Inc.
4,880	9.13%, 10/15/2017 ■	4,880
2,681	9.50%, 10/15/2020 ■	2,688
	Provident Funding Associates L.P.
3,025	6.75%, 06/15/2021 ■	3,010
	Royal Bank of Scotland Group plc
2,520	6.99%, 10/05/2017 ■♠	2,684
1,000	7.64%, 09/27/2017 ♠Δ	975
	SLM Corp.
1,960	7.25%, 01/25/2022	2,073
2,335	8.45%, 06/15/2018	2,720
	Societe Generale
3,780	7.88%, 12/18/2023 ■♠	3,807
1,600	8.25%, 11/29/2018 §♠	1,714
	Softbank Corp.
2,825	4.50%, 04/15/2020 ■	2,754
	TMX Finance LLC
3,625	8.50%, 09/15/2018 ■	3,861
	UBS AG Stamford CT
1,665	7.63%, 08/17/2022	1,907
		60,248
	Food Manufacturing - 0.5%
	Pinnacle Foods Finance LLC
2,930	4.88%, 05/01/2021 ■	2,769

	Health Care and Social Assistance - 8.1%
	Alere, Inc.
2,340	6.50%, 06/15/2020	2,393
	Biomet, Inc.
2,710	6.50%, 08/01/2020 - 10/01/2020	2,820
	Community Health Systems, Inc.
2,076	5.13%, 08/15/2018	2,143
2,935	7.13%, 07/15/2020	3,045
	Cubist Pharmaceuticals
568	1.13%, 09/01/2018 ۞■	654
792	1.88%, 09/01/2020 ۞■	905
	Exelixis, Inc.
1,265	4.25%, 08/15/2019 ۞	1,549
	HCA Holdings, Inc.
1,835	6.25%, 02/15/2021	1,920
	HCA, Inc.
4,260	7.25%, 09/15/2020	4,643
8,189	7.50%, 11/15/2095	7,084
	Health Management Associates, Inc.
2,070	7.38%, 01/15/2020	2,316
	Hologic, Inc.
455	6.25%, 08/01/2020	480
	Pinnacle Merger Sub, Inc.
2,540	9.50%, 10/01/2023 ■	2,705
	Salix Pharmaceuticals Ltd.
3,145	6.00%, 01/15/2021 ■	3,224
	Savient Pharmaceuticals, Inc.
3,885	4.75%, 02/01/2018 ۞Ψ	44
	Tenet Healthcare Corp.
2,855	8.13%, 04/01/2022	3,076
	VPII Escrow Corp.
1,230	6.75%, 08/15/2018 ■	1,351
	Wellcare Health Plans, Inc.
1,255	5.75%, 11/15/2020	1,283
		41,635
	Information - 22.1%
	Activision Blizzard
6,152	5.63%, 09/15/2021 ■	6,367
	Altice Financing S.A.
885	6.50%, 01/15/2022 ■	894
1,500	7.88%, 12/15/2019 ■	1,631
295	8.13%, 01/15/2024 ■	306
1,080	9.88%, 12/15/2020 ■	1,215
	DISH DBS Corp.
2,170	5.00%, 03/15/2023	2,024
3,725	5.88%, 07/15/2022	3,725
945	6.75%, 06/01/2021	1,002
4,886	7.88%, 09/01/2019	5,595
	First Data Corp.
1,800	6.75%, 11/01/2020 ■	1,872
5,425	7.38%, 06/15/2019 ■	5,791
6,210	8.25%, 01/15/2021 ■	6,606
	Harron Communications L.P.
1,205	9.13%, 04/01/2020 ■	1,335
	Intelsat Jackson Holdings S.A.
1,300	6.63%, 12/15/2022	1,339
1,030	6.63%, 12/15/2022 ■	1,061
1,445	8.50%, 11/01/2019	1,577
	Intelsat Luxembourg S.A.
695	6.75%, 06/01/2018 ■	738
6,550	7.75%, 06/01/2021 ■	7,025
	Lawson Software
1,890	9.38%, 04/01/2019	2,126
	Level 3 Financing, Inc.
970	6.13%, 01/15/2021 ■	980
	MetroPCS Wireless, Inc.
1,425	6.63%, 11/15/2020	1,511
1,685	7.88%, 09/01/2018	1,809
	Nara Cable Funding Ltd.
3,615	8.88%, 12/01/2018 ■	3,886
	NII Capital Corp.
1,930	7.63%, 04/01/2021	791
	NII International Telecom S.a.r.l.
1,900	7.88%, 08/15/2019 ■	1,435
	Sprint Corp.
6,120	7.25%, 09/15/2021 ■	6,571
5,715	7.88%, 09/15/2023 ■	6,144
	Sprint Nextel Corp.
507	7.00%, 03/01/2020 ■	565
3,092	9.00%, 11/15/2018 ■	3,726
	Syniverse Holdings, Inc.
3,470	9.13%, 01/15/2019	3,791

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 89.4% - (continued)
	Information - 22.1% - (continued)
	T-Mobile USA, Inc.
$275	5.25%, 09/01/2018 ■	$289
330	6.13%, 01/15/2022	336
2,490	6.46%, 04/28/2019	2,646
490	6.50%, 01/15/2024	496
1,030	6.63%, 04/28/2021	1,084
2,865	6.73%, 04/28/2022	2,987
405	6.84%, 04/28/2023	420
	Unitymedia Hessen GmbH & Co.
2,555	5.50%, 01/15/2023 ■	2,478
1,496	7.50%, 03/15/2019 ■	1,627
	UPCB Finance III Ltd.
2,868	6.63%, 07/01/2020 ■	3,047
	UPCB Finance VI Ltd.
1,845	6.88%, 01/15/2022 ■	1,960
	Videotron Ltee
1,138	9.13%, 04/15/2018	1,192
	Wind Acquisition Finance S.A.
1,145	6.50%, 04/30/2020 ■	1,219
6,790	7.25%, 02/15/2018 ■	7,137
	Windstream Corp.
3,400	7.50%, 04/01/2023	3,417
		113,773
	Machinery Manufacturing - 1.6%
	Case New Holland, Inc.
6,921	7.88%, 12/01/2017	8,167

	Mining - 0.3%
	AK Steel Corp.
70	7.63%, 05/15/2020	70
220	8.38%, 04/01/2022	221
	American Rock Salt Co. LLC
1,171	8.25%, 05/01/2018 ■	1,179
		1,470
	Miscellaneous Manufacturing - 0.8%
	BE Aerospace, Inc.
1,286	5.25%, 04/01/2022	1,305
	DigitalGlobe, Inc.
2,945	5.25%, 02/01/2021 ■	2,872
		4,177
	Nonmetallic Mineral Product Manufacturing - 0.9%
	Ardagh Packaging Finance plc
510	4.88%, 11/15/2022 ■	505
1,575	7.00%, 11/15/2020 ■	1,591
480	7.38%, 10/15/2017 ■	516
511	9.13%, 10/15/2020 ■	560
	Cemex S.A.B. de C.V.
1,200	3.75%, 03/15/2018 ۞	1,627
		4,799
	Other Services - 1.6%
	Abengoa Finance
1,815	7.75%, 02/01/2020 ■	1,869
	Service Corp. International
520	5.38%, 01/15/2022 ■	527
5,075	7.63%, 10/01/2018	5,836
		8,232
	Petroleum and Coal Products Manufacturing - 6.9%
	Antero Resources Finance Corp.
2,700	6.00%, 12/01/2020	2,835
2,340	7.25%, 08/01/2019	2,516
	Bonanza Creek Energy, Inc.
1,940	6.75%, 04/15/2021	2,032
	Cobalt International Energy, Inc.
1,790	2.63%, 12/01/2019 ۞	1,583
	Diamondback Energy, Inc.
2,485	7.63%, 10/01/2021 ■	2,622
	Endeavour International Corp.
3,793	12.00%, 03/01/2018	3,897
	EPE Holding/EP Energy Bond
1,509	8.88%, 12/15/2017 ■Þ	1,550
	Everest Acquisition LLC
570	6.88%, 05/01/2019	613
3,792	9.38%, 05/01/2020	4,375
	Ferrellgas Partners L.P.
891	6.50%, 05/01/2021	909
740	6.75%, 01/15/2022 ■	751
	Harvest Operations Corp.
1,315	6.88%, 10/01/2017	1,440
	Rosetta Resources, Inc.
1,875	5.63%, 05/01/2021	1,870
1,860	5.88%, 06/01/2022	1,846
1,898	9.50%, 04/15/2018	2,031
	Seadrill Ltd.
2,585	5.63%, 09/15/2017 ■	2,675
	Tullow Oil plc
1,725	6.00%, 11/01/2020 ■	1,751
		35,296
	Pipeline Transportation - 1.6%
	El Paso Corp.
955	7.75%, 01/15/2032	969
1,025	7.80%, 08/01/2031	1,040
	Energy Transfer Equity L.P.
2,588	7.50%, 10/15/2020	2,905
	Kinder Morgan Finance Co.
2,850	6.00%, 01/15/2018 ■	3,123
		8,037
	Plastics and Rubber Products Manufacturing - 1.5%
	Associated Materials LLC
1,005	9.13%, 11/01/2017	1,073
	Continental Rubber of America Corp.
3,180	4.50%, 09/15/2019 ■	3,370
	Nortek, Inc.
2,785	8.50%, 04/15/2021	3,084
		7,527
	Professional, Scientific and Technical Services - 1.2%
	SunGard Data Systems, Inc.
490	6.63%, 11/01/2019	515
3,685	7.38%, 11/15/2018	3,901
1,520	7.63%, 11/15/2020	1,657
		6,073
	Real Estate, Rental and Leasing - 3.9%
	CBRE Services, Inc.
2,940	5.00%, 03/15/2023	2,826
	Hertz Global Holdings, Inc.
1,075	5.88%, 10/15/2020	1,114
695	6.25%, 10/15/2022	717

The accompanying notes are an integral part of these financial statements.

7

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

December 31, 2013

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 89.4% - (continued)
	Real Estate, Rental and Leasing - 3.9% - (continued)
	International Lease Finance Corp.
$10,126	5.88%, 04/01/2019 - 08/15/2022	$10,739
1,720	6.25%, 05/15/2019	1,862
2,535	8.88%, 09/01/2017	3,017
		20,275
	Retail Trade - 4.7%
	99 Cents Only Stores
3,545	11.00%, 12/15/2019	4,024
	AmeriGas Partners L.P.
3,336	6.25%, 08/20/2019 ‡	3,586
	ARAMARK Corp.
3,825	5.75%, 03/15/2020 ■	3,997
	GRD Holding III Corp.
3,095	10.75%, 06/01/2019 ■	3,373
	Michaels Stores, Inc.
3,190	7.75%, 11/01/2018	3,461
	Party City Holdings, Inc.
1,080	8.88%, 08/01/2020	1,210
	Party City Nextco Holdings
2,995	8.75%, 08/15/2019 ■	3,074
	Sally Holdings LLC
1,425	5.75%, 06/01/2022	1,482
		24,207
	Transportation Equipment Manufacturing - 0.4%
	Huntington Ingalls Industries, Inc.
1,785	7.13%, 03/15/2021	1,959

	Utilities - 1.9%
	AES (The) Corp.
3,230	8.00%, 10/15/2017	3,795
	Calpine Corp.
1,060	7.88%, 01/15/2023 ■	1,158
	Dolphin Subsidiary II, Inc.
2,615	7.25%, 10/15/2021	2,648
	Texas Competitive Electric Co.
2,765	11.50%, 10/01/2020 ■	2,032
		9,633
	Wholesale Trade - 0.5%
	J.M. Huber Corp.
2,290	9.88%, 11/01/2019 ■	2,631

	Total corporate bonds
	(cost $446,286)	$460,470

SENIOR FLOATING RATE INTERESTS ♦ - 6.9%
	Arts, Entertainment and Recreation - 0.6%
	Tribune Co.
$2,810	11/20/2020 ◊☼	$2,792

	Computer and Electronic Product Manufacturing - 0.4%
	Freescale Semiconductor, Inc.
2,045	5.00%, 01/15/2021	2,066

	Finance and Insurance - 0.9%
	Asurion LLC
2,293	3.50%, 07/08/2020	2,248
2,332	4.50%, 05/24/2019	2,331
		4,579
	Mining - 0.5%
	Arch Coal, Inc.
2,640	6.25%, 05/16/2018	2,601

	Other Services - 1.3%
	Gardner Denver
3,007	4.25%, 07/30/2020	3,007
	Rexnord LLC
3,681	4.00%, 08/21/2020	3,689
		6,696
	Petroleum and Coal Products Manufacturing - 0.4%
	Crosby Worldwide, Ltd.
2,145	4.00%, 11/23/2020	2,146

	Retail Trade - 1.7%
	EB Sports Corp.
5,436	11.50%, 12/31/2015 Þ	5,409
	J. C. Penney Co., Inc.
1,443	6.00%, 05/22/2018	1,409
	Neiman Marcus Group, Inc.
1,965	5.00%, 10/25/2020	1,988
		8,806
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Spotless Group
1,397	5.00%, 10/02/2018	1,415

	Utilities - 0.8%
	Calpine Corp.
515	4.00%, 10/31/2020	518
	Texas Competitive Electric Holdings Co. LLC
5,425	4.73%, 10/10/2017	3,746
		4,264
	Total senior floating rate interests
	(cost $35,207)	$35,365

COMMON STOCKS - 0.3%
	Energy - 0.3%
206,275	KCA Deutag ⌂●†	$1,509

	Software and Services - 0.0%
38	Stratus Technologies, Inc. ⌂●†	17

	Total common stocks
	(cost $2,795)	$1,526

PREFERRED STOCKS - 1.5%
	Diversified Financials - 1.2%
5	Citigroup Capital XIII	$146
221	GMAC Capital Trust I ۞	5,902
		6,048
	Software and Services - 0.0%
9	Stratus Technologies, Inc. ⌂†	160

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount ╬			Market Value ╪
PREFERRED STOCKS - 1.5% - (continued)
	Telecommunication Services - 0.3%
25	Intelsat S.A. ۞		$1,436

	Total preferred stocks
	(cost $6,549)		$7,644

	Total long-term investments
	(cost $493,316)		$505,005

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $215, collateralized by GNMA 4.00%, 2043, value of $219)
$215	0.005%, 12/31/2013		$215
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $206, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$210)
206	0.01%, 12/31/2013		206
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $730, collateralized by FHLMC
3.00% - 5.00%, 2019 - 2043, FNMA
0.76% - 6.00%, 2016 - 2043, GNMA
1.50% - 5.25%, 2028 - 2043, value of
	$745)
730	0.02%, 12/31/2013		730
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $659, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $672)
659	0.01%, 12/31/2013		659
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $1,185,
collateralized by U.S. Treasury Bond
3.88% - 8.13%, 2021 - 2040, U.S. Treasury
Note 0.25% - 3.38%, 2014 - 2020, value of
	$1,209)
1,185	0.01%, 12/31/2013		1,185
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $385, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $393)
385	0.01%, 12/31/2013		385
TD Securities TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $924, collateralized by FFCB
0.20% - 0.50%, 2015 - 2016,
FHLMC  0.38% - 5.25%, 2014 - 2042,
FNMA 0.50% - 7.13%, 2014 - 2043,  value
	of $943)
924	0.01%, 12/31/2013		924
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $8, collateralized by U.S. Treasury Note 2.13%, 2015, value of $8)
8	0.01%, 12/31/2013		8
			4,312
	Total short-term investments
	(cost $4,312)		$4,312
	Total investments
	(cost $497,628) ▲	98.9%	$509,317
	Other assets and liabilities	1.1%	5,724
	Total net assets	100.0%	$515,041

The accompanying notes are an integral part of these financial statements.

9

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

December 31, 2013

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $497,766 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,642
Unrealized Depreciation	(10,091)
Net Unrealized Appreciation	$11,551

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At December 31, 2013, the aggregate value of these securities was $1,686, which represents 0.3% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the Fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at December 31, 2013.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of December 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $193,222, which represents 37.5% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $1,714, which represents 0.3% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	206,275	KCA Deutag	$2,796
03/2010 - 04/2010	38	Stratus Technologies, Inc.	–
03/2010 - 04/2010	9	Stratus Technologies, Inc. Preferred	–

At December 31, 2013, the aggregate value of these securities was $1,686, which represents 0.3% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,803 at December 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Þ	This security may pay interest in additional principal instead of cash.

The accompanying notes are an integral part of these financial statements.

10

Foreign Currency Contracts Outstanding at December 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	01/22/2014	RBC	$1,279	$1,281	$(2)

Credit Default Swap Contracts Outstanding at December 31, 2013

Reference Entity	Counterparty/ Clearinghouse	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Sell protection:
CDX.NA.HY.20	CME	$12,590	5.00%	06/20/18	$567	$1,199	$632

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Cash of $489 was pledged as initial margin deposit and collateral for daily variation margin loss on centrally cleared swap contracts as of December 31, 2013.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CME	Chicago Mercantile Exchange
RBC	RBC Dominion Securities

Currency Abbreviations:
CAD	Canadian Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

11

Hartford High Yield HLS Fund

Investment Valuation Hierarchy Level Summary

December 31, 2013

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	1,526	–	–	1,526
Corporate Bonds	460,470	–	460,470	–
Preferred Stocks	7,644	7,484	–	160
Senior Floating Rate Interests	35,365	–	35,365	–
Short-Term Investments	4,312	–	4,312	–
Total	$509,317	$7,484	$500,147	$1,686
Credit Default Swaps *	632	–	632	–
Total	$632	$–	$632	$–
Liabilities:
Foreign Currency Contracts *	2	–	2	–
Total	$2	$–	$2	$–

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Common Stocks	1,073	—	453	†	—	—	—	—	—	1,526
Preferred Stocks	149	—	11	‡	—	—	—	—	—	160
Total	$1,222	$—	$464		$—	$—	$—	$—	$—	$1,686

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $453.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $11.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

12

Hartford High Yield HLS Fund

Statement of Assets and Liabilities

December 31, 2013

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $497,628)	$509,317
Cash	650	*
Receivables:
Fund shares sold	309
Dividends and interest	7,944
Variation margin on financial derivative instruments	37
Total assets	518,257
Liabilities:
Unrealized depreciation on foreign currency contracts	2
Payables:
Investment securities purchased	2,803
Fund shares redeemed	260
Investment management fees	79
Distribution fees	7
Accrued expenses	65
Total liabilities	3,216
Net assets	$515,041
Summary of Net Assets:
Capital stock and paid-in-capital	$487,634
Undistributed net investment income	34,482
Accumulated net realized loss	(19,393)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	12,318
Net assets	$515,041
Shares authorized	2,800,000
Par value	$0.001
Class IA: Net asset value per share	$8.90
Shares outstanding	43,766
Net assets	$389,340
Class IB: Net asset value per share	$8.77
Shares outstanding	14,341
Net assets	$125,701

*Cash of $489 was pledged as initial margin deposit and collateral for daily variation margin loss on open financial derivative instruments at December 31, 2013.

The accompanying notes are an integral part of these financial statements.

13

Hartford High Yield HLS Fund

Statement of Operations

For the Year Ended December 31, 2013

(000’s Omitted)

Investment Income:
Dividends	$652
Interest	38,149
Total investment income, net	38,801

Expenses:
Investment management fees	4,068
Transfer agent fees	5
Distribution fees - Class IB	343
Custodian fees	13
Accounting services fees	117
Board of Directors' fees	15
Audit fees	16
Other expenses	160
Total expenses (before fees paid indirectly)	4,737
Custodian fee offset	—
Total fees paid indirectly	—
Total expenses, net	4,737
Net Investment Income	34,064

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	13,363
Net realized gain on swap contracts	1,247
Net realized gain on foreign currency contracts	86
Net realized loss on other foreign currency transactions	(1)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	14,695

Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(14,291)
Net unrealized appreciation of swap contracts	546
Net unrealized depreciation of foreign currency contracts	(10)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(1)
Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	(13,756)
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	939
Net Increase in Net Assets Resulting from Operations	$35,003

The accompanying notes are an integral part of these financial statements.

14

Hartford High Yield HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$34,064	$43,715
Net realized gain on investments, other financial instruments and foreign currency transactions	14,695	13,105
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(13,756)	33,552
Net Increase in Net Assets Resulting from Operations	35,003	90,372
Distributions to Shareholders:
From net investment income
Class IA	(33,749)	(44,027)
Class IB	(10,240)	(13,154)
Total distributions	(43,989)	(57,181)
Capital Share Transactions:
Class IA
Sold	71,995	117,583
Issued on reinvestment of distributions	33,749	44,027
Redeemed	(213,606)	(232,004)
Total capital share transactions	(107,862)	(70,394)
Class IB
Sold	26,312	28,736
Issued on reinvestment of distributions	10,240	13,154
Redeemed	(57,755)	(60,263)
Total capital share transactions	(21,203)	(18,373)
Net decrease from capital share transactions	(129,065)	(88,767)
Net Decrease in Net Assets	(138,051)	(55,576)
Net Assets:
Beginning of period	653,092	708,668
End of period	$515,041	$653,092
Undistributed (distribution in excess of)
net investment income	$34,482	$43,954
Shares:
Class IA
Sold	7,914	12,934
Issued on reinvestment of distributions	3,933	5,076
Redeemed	(23,548)	(25,580)
Total share activity	(11,701)	(7,570)
Class IB
Sold	2,947	3,207
Issued on reinvestment of distributions	1,210	1,537
Redeemed	(6,452)	(6,746)
Total share activity	(2,295)	(2,002)

The accompanying notes are an integral part of these financial statements.

15

Hartford High Yield HLS Fund

Notes to Financial Statements

December 31, 2013

(000’s Omitted)

1.	Organization:

Hartford High Yield HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to

16

purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded

17

Hartford High Yield HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

18

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations, as applicable.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax

19

Hartford High Yield HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of December 31, 2013.

d)	Senior Floating Rate Interests – The Fund, as shown on the Schedule of Investments, invests in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. The Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments

20

represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to the Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

e)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of December 31, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies

21

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of December 31, 2013.

b)	Swap Contracts – The Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

The Fund’s maximum risk of loss from credit risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to credit risk. The Fund is still exposed to the credit risk of the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to all of its participants through the use of mandatory margin requirements, daily cash settlements, and other procedures designed to protect counterparties utilizing the clearinghouse. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the

22

exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on asset backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund, as shown on the Schedule of Investments, had outstanding credit default swap contracts as of December 31, 2013.

c)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Variation margin receivable *	$—	$—	$37	$—	$—	$—	$37
Total	$—	$—	$37	$—	$—	$—	$37

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$2	$—	$—	$—	$—	$2
Total	$—	$2	$—	$—	$—	$—	$2

* Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation of $632 as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

23

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on swap contracts	$—	$—	$1,247	$—	$—	$—	$1,247
Net realized gain on foreign currency contracts	—	86	—	—	—	—	86
Total	$—	$86	$1,247	$—	$—	$—	$1,333

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of swap contracts	$—	$—	$546	$—	$—	$—	$546
Net change in unrealized depreciation of foreign currency contracts	—	(10)	—	—	—	—	(10)
Total	$—	$(10)	$546	$—	$—	$—	$536

d)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of December 31, 2013:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received		Net Amount (not less than $0)
Description
Swap contracts - Variation margin receivable	$37	$—	$—	†	$37
Total subject to a master netting or similar arrangement	$37	$—	$—		$37

†	$489 was pledged as initial margin deposit and collateral for daily variation margin loss on centrally cleared swap contracts held at December 31, 2013.

Offsetting of Financial Liabilities and Derivative Liabilities as of December 31, 2013:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than $0)
Description
Unrealized depreciation on foreign currency contracts	$2	$—	$—	$2
Total subject to a master netting or similar arrangement	$2	$—	$—	$2

*	Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.

24

5.	Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests, and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

25

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$43,989	$57,181

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$35,155
Accumulated Capital and Other Losses*	(19,258)
Unrealized Appreciation†	12,182
Total Accumulated Earnings	$28,079

*  The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†  Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$453
Accumulated Net Realized Gain (Loss)	(453)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

26

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$19,258
Total	$19,258

During the year ended December 31, 2013, the Fund utilized $13,881 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.7000%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6150%
On next $5 billion	0.6050%
Over $10 billion	0.5950%

27

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.018%
Over $10 billion	0.016%

Effective January 1, 2014, the new accounting services fees schedule based on the Fund’s average daily net assets is as follows:

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.015%
Over $10 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.75%
Class IB	1.00

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

28

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.03%	0.03%
Total Return Excluding Payment from Affiliate	50.41%	50.04%

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$257,928
Sales Proceeds Excluding U.S. Government Obligations	386,602

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

29

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

30

Hartford High Yield HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$9.09	$0.54	$0.01	$0.55	$(0.74)	$–	$(0.74)	$8.90	6.43%		$389,340	0.75%	0.75%	5.90%
IB	8.96	0.50	0.03	0.53	(0.72)	–	(0.72)	8.77	6.17		125,701	1.00	1.00	5.64

For the Year Ended December 31, 2012
IA	$8.70	$0.58	$0.63	$1.21	$(0.82)	$–	$(0.82)	$9.09	14.31%		$504,042	0.75%	0.75%	6.37%
IB	8.59	0.55	0.62	1.17	(0.80)	–	(0.80)	8.96	14.03		149,050	1.00	1.00	6.12

For the Year Ended December 31, 2011
IA	$9.15	$0.71	$(0.31)	$0.40	$(0.85)	$–	$(0.85)	$8.70	4.69%		$548,608	0.74%	0.74%	7.68%
IB	9.04	0.67	(0.30)	0.37	(0.82)	–	(0.82)	8.59	4.44		160,060	0.99	0.99	7.43

For the Year Ended December 31, 2010
IA	$7.94	$0.75	$0.52	$1.27	$(0.06)	$–	$(0.06)	$9.15	16.15%		$602,493	0.75%	0.75%	8.80%
IB	7.86	0.72	0.52	1.24	(0.06)	–	(0.06)	9.04	15.86		186,357	1.00	1.00	8.57

For the Year Ended December 31, 2009
IA	$5.73	$0.73	$2.16	$2.89	$(0.68)	$–	$(0.68)	$7.94	50.46	%(D)	$527,000	0.75%	0.75%	10.32%
IB	5.68	0.70	2.14	2.84	(0.66)	–	(0.66)	7.86	50.08	(D)	188,832	1.00	1.00	10.08

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	46%
For the Year Ended December 31, 2012	94
For the Year Ended December 31, 2011	88
For the Year Ended December 31, 2010	139
For the Year Ended December 31, 2009	173

31

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford High Yield HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custondian, agent banks and brokers or by other appropriate auditing procedures where replies from agent banks and brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford High Yield HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

32

Hartford High Yield HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

33

Hartford High Yield HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

34

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

35

Hartford High Yield HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,053.90	$3.89	$1,000.00	$1,021.41	$3.83	0.75%	184	365
Class IB	$1,000.00	$1,052.70	$5.18	$1,000.00	$1,020.15	$5.10	1.00%	184	365

36

Hartford High Yield HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford High Yield HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

37

Hartford High Yield HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio manager, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio manager, the number of accounts managed by the portfolio manager, and the Sub-adviser’s method for compensating the portfolio manager.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, the 2nd quintile for the 3-year period and the 1st quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and

38

all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 4th quintile of its expense group, while its actual management fee was in the 5th quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the

39

Hartford High Yield HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered the benefits, if any, to the Sub-adviser from any use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

40

Hartford High Yield HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Junk Bond Risk: Investments in junk bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early).

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

41

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-HY13 2-14 113544-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD INDEX HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Index HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Index HLS Fund inception 05/01/1987
(sub-advised by Hartford Investment Management Company)

Investment objective – Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Index IA	31.95%	17.59%	7.08%
Index IB	31.61%	17.30%	6.82%
S&P 500 Index	32.39%	17.94%	7.41%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.33% and 0.58%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Index HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Manager
Deane Gyllenhaal
Vice President

How did the Fund perform?

The Class IA shares of the Hartford Index HLS Fund returned 31.95% for the twelve-month period ended December 31, 2013. The Fund underperformed its benchmark, the S&P 500 Index, which returned 32.39%, and outperformed the Variable Products-Underlying Funds Lipper S&P 500 Index Funds category, a group of funds with investment strategies similar to those of the Fund, which returned 31.91%.

Why did the Fund perform this way?

By design, the Fund is managed to mimic the performance of the S&P 500 Index. Due to this approach, the Fund is expected to perform in line with the Index. However, we do not purchase the stock of our parent, The Hartford Financial Services Group, Inc. (HIG). This exposure to HIG is reallocated across the Life/Health, Property/Casualty and Multi-line Insurance industries. The performance of the Fund tends to marginally differ from the benchmark, primarily due to trading in futures contracts, index events, minimal cash exposure, and lack of exposure to HIG.

All ten of the sectors, as defined by the Global Industry Classification Standard (GICS), within the Index had positive returns during the calendar year 2013. Consumer Discretionary led the way, up 43.2%. Health Care gained 41.2%, followed by Industrials, which returned 40.6%. The two sectors with the lowest returns, while still positive, were Telecommunication Services and Utilities, which rose 11.2% and 13.2%, respectively.

On an individual stock level, the leading constituents in the S&P 500 Index were Netflix, which rallied 296.8%, followed by BestBuy Co. gaining 244.2%. Micro Technology rounded out the top three, finishing the year up 242.7%. Laggards for the year included J.C. Penney, falling 53.6%, and Newmont Mining Co., which fell 48.5%.

What is the outlook?

Despite the start of tapering in bond buying by the U.S. Federal Reserve (Fed), the equity market’s performance, as measured by the S&P 500 Index, accelerated from its 5.2% third quarter pace to 10.5% in the fourth quarter. This was helped by markets moving away from major headwinds such as sequestration, budget battles, and possible military confrontations with Iran and Syria and leveraging tailwinds such as generally positive and improving macro and earnings data. For all of 2013, U.S. equity markets outperformed non-U.S. equities (MSCI All Country World ex USA Index, 15.78%), as well as other asset classes such as cash (3 Month T-Bills, 0.07%), bonds (Long-Term Treasury Bonds, -13.29%), and gold (-27.79%).

Looking forward we expect improving macro, revenue, and earnings data that should support modestly positive ( i.e. not the size we have seen recently) equity returns over the next quarter or so. Our major concern is that this rally is beginning to get a little long in the tooth without having to endure any significant pullback. We don’t subscribe to the equity market bubble thesis, but since June of 2012 the S&P 500 Index has had only one significant drawdown, a 6% pullback that occurred from late-May to late-June 2013. Historically, this is a fairly small drawdown for a given year. Drawdowns of 10% or greater are more typical, and we think we are due for a more typical/significant drawdown. Another concern is that rising interest rates could be a headwind to stocks, especially high dividend yield stocks. We think cyclical growth sectors will be attractive to investors. The risk to this forecast is that earnings, sales and other fundamental factors may come in much better or worse than we currently expect.

The Fund will continue to invest in the securities that comprise the S&P 500 Index, with a focus on risk control and efficient trading. Performance of the Fund is expected to be similar to that of the Index.

Diversification by Sector
as of December 31, 2013
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.6%
Consumer Staples	9.6
Energy	10.2
Financials	16.0
Health Care	12.8
Industrials	10.9
Information Technology	18.5
Materials	3.4
Services	2.3
Utilities	2.9
Total	99.2%
Short-Term Investments	0.9
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

Hartford Index HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Automobiles and Components - 1.2%
16	BorgWarner, Inc.	$899
20	Delphi Automotive plc	1,194
279	Ford Motor Co.	4,308
81	General Motors Co. ●	3,296
18	Goodyear (The) Tire & Rubber Co.	418
16	Harley-Davidson, Inc.	1,086
48	Johnson Controls, Inc.	2,486
		13,687
	Banks - 2.8%
50	BB&T Corp.	1,861
13	Comerica, Inc.	614
62	Fifth Third Bancorp	1,314
34	Hudson City Bancorp, Inc.	320
59	Huntington Bancshares, Inc.	567
63	KeyCorp	851
9	M&T Bank Corp.	1,069
22	People's United Financial, Inc.	340
38	PNC Financial Services Group, Inc.	2,919
97	Regions Financial Corp.	964
38	SunTrust Banks, Inc.	1,395
129	US Bancorp	5,220
339	Wells Fargo & Co.	15,401
13	Zions Bancorporation	390
		33,225
	Capital Goods - 8.2%
45	3M Co.	6,354
17	AMETEK, Inc.	911
49	Boeing Co.	6,682
45	Caterpillar, Inc.	4,094
12	Cummins, Inc.	1,741
42	Danaher Corp.	3,276
27	Deere & Co.	2,475
12	Dover Corp.	1,161
34	Eaton Corp. plc	2,555
50	Emerson Electric Co.	3,498
19	Fastenal Co.	916
10	Flowserve Corp.	782
12	Fluor Corp.	927
24	General Dynamics Corp.	2,259
716	General Electric Co.	20,072
56	Honeywell International, Inc.	5,078
29	Illinois Tool Works, Inc.	2,429
19	Ingersoll-Rand plc	1,171
9	Jacobs Engineering Group, Inc. ●	590
8	Joy Global, Inc.	442
6	L-3 Communications Holdings, Inc.	670
19	Lockheed Martin Corp.	2,831
25	Masco Corp.	575
16	Northrop Grumman Corp.	1,800
25	PACCAR, Inc.	1,481
8	Pall Corp.	671
11	Parker-Hannifin Corp.	1,355
14	Pentair Ltd.	1,092
10	Precision Castparts Corp.	2,774
15	Quanta Services, Inc. ●	483
23	Raytheon Co.	2,046
10	Rockwell Automation, Inc.	1,160
10	Rockwell Collins, Inc.	705
7	Roper Industries, Inc.	975
4	Snap-On, Inc.	448
11	Stanley Black & Decker, Inc.	890
20	Textron, Inc.	733
60	United Technologies Corp.	6,801
4	W.W. Grainger, Inc.	1,115
13	Xylem, Inc.	452
		96,470
	Commercial and Professional Services - 0.7%
14	ADT (The) Corp.	571
7	Avery Dennison Corp.	341
7	Cintas Corp.	424
3	Dun & Bradstreet Corp.	332
9	Equifax, Inc. ●	596
12	Iron Mountain, Inc.	367
18	Nielsen Holdings N.V.	821
14	Pitney Bowes, Inc.	334
19	Republic Services, Inc.	633
10	Robert Half International, Inc.	411
6	Stericycle, Inc. ●	708
33	Tyco International Ltd.	1,351
31	Waste Management, Inc.	1,384
		8,273
	Consumer Durables and Apparel - 1.4%
20	Coach, Inc.	1,114
20	D.R. Horton, Inc. ●	448
4	Fossil Group, Inc. ●	420
9	Garmin Ltd.	404
5	Harman International Industries, Inc.	394
8	Hasbro, Inc.	448
10	Leggett & Platt, Inc.	308
12	Lennar Corp.	466
24	Mattel, Inc.	1,139
13	Michael Kors Holdings Ltd. ●	1,031
4	Mohawk Industries, Inc. ●	640
20	Newell Rubbermaid, Inc.	660
53	NIKE, Inc. Class B	4,156
24	Pulte Group, Inc.	497
6	PVH Corp.	789
4	Ralph Lauren Corp.	739
25	V.F. Corp.	1,576
6	Whirlpool Corp.	865
		16,094
	Consumer Services - 1.8%
31	Carnival Corp.	1,244
2	Chipotle Mexican Grill, Inc. ●	1,178
9	Darden Restaurants, Inc.	500
19	H & R Block, Inc.	562
18	International Game Technology	320
16	Marriott International, Inc. Class A	784
70	McDonald's Corp.	6,829
53	Starbucks Corp.	4,185
14	Starwood Hotels & Resorts, Inc.	1,078
9	Wyndham Worldwide Corp.	677
6	Wynn Resorts Ltd.	1,112
31	Yum! Brands, Inc.	2,380
		20,849
	Diversified Financials - 7.0%
65	American Express Co.	5,918
14	Ameriprise Financial, Inc.	1,587

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Diversified Financials - 7.0% - (continued)
755	Bank of America Corp.	$11,754
81	Bank of New York Mellon Corp.	2,840
9	BlackRock, Inc.	2,838
41	Capital One Financial Corp.	3,125
82	Charles Schwab Corp.	2,134
215	Citigroup, Inc.	11,188
22	CME Group, Inc.	1,753
34	Discover Financial Services, Inc.	1,895
20	E*Trade Financial Corp. ●	399
29	Franklin Resources, Inc.	1,652
30	Goldman Sachs Group, Inc.	5,283
8	IntercontinentalExchange Group, Inc.	1,836
31	Invesco Ltd.	1,140
266	JP Morgan Chase & Co.	15,559
8	Legg Mason, Inc.	327
22	Leucadia National Corp.	629
13	Moody's Corp.	1,049
98	Morgan Stanley	3,076
8	Nasdaq OMX Group, Inc.	328
16	Northern Trust Corp.	982
31	SLM Corp.	810
31	State Street Corp.	2,280
18	T. Rowe Price Group, Inc.	1,546
		81,928
	Energy - 10.2%
36	Anadarko Petroleum Corp.	2,829
28	Apache Corp.	2,424
31	Baker Hughes, Inc.	1,731
30	Cabot Oil & Gas Corp.	1,156
17	Cameron International Corp. ●	1,002
36	Chesapeake Energy Corp.	970
136	Chevron Corp.	17,002
87	ConocoPhillips Holding Co.	6,127
16	Consol Energy, Inc.	617
26	Denbury Resources, Inc. ●	427
27	Devon Energy Corp.	1,671
5	Diamond Offshore Drilling, Inc.	281
17	Ensco plc	946
19	EOG Resources, Inc.	3,244
11	EQT Corp.	955
309	Exxon Mobil Corp.	31,284
17	FMC Technologies, Inc. ●	872
60	Halliburton Co.	3,048
8	Helmerich & Payne, Inc.	638
20	Hess Corp.	1,668
48	Kinder Morgan, Inc.	1,716
49	Marathon Oil Corp.	1,739
21	Marathon Petroleum Corp.	1,952
12	Murphy Oil Corp.	809
19	Nabors Industries Ltd.	315
30	National Oilwell Varco, Inc.	2,413
10	Newfield Exploration Co. ●	238
18	Noble Corp. plc	673
25	Noble Energy, Inc.	1,731
57	Occidental Petroleum Corp.	5,423
19	Peabody Energy Corp.	372
42	Phillips 66	3,271
10	Pioneer Natural Resources Co.	1,857
13	QEP Resources, Inc.	390
12	Range Resources Corp.	975
9	Rowan Cos. plc Class A ●	310
93	Schlumberger Ltd.	8,399
25	Southwestern Energy Co. ●	978
47	Spectra Energy Corp.	1,688
9	Tesoro Corp.	551
24	Transocean, Inc.	1,184
38	Valero Energy Corp.	1,926
48	Williams Cos., Inc.	1,865
14	WPX Energy, Inc. ●	291
		119,958
	Food and Staples Retailing - 2.3%
31	Costco Wholesale Corp.	3,675
84	CVS Caremark Corp.	6,027
37	Kroger (The) Co.	1,457
18	Safeway, Inc.	571
41	Sysco Corp.	1,485
62	Walgreen Co.	3,538
114	Wal-Mart Stores, Inc.	9,007
26	Whole Foods Market, Inc.	1,525
		27,285
	Food, Beverage and Tobacco - 5.2%
142	Altria Group, Inc.	5,434
47	Archer-Daniels-Midland Co.	2,023
12	Beam, Inc.	789
11	Brown-Forman Corp.	864
13	Campbell Soup Co.	549
269	Coca-Cola Co.	11,102
17	Coca-Cola Enterprises, Inc.	753
30	ConAgra Foods, Inc.	1,005
12	Constellation Brands, Inc. Class A ●	827
14	Dr. Pepper Snapple Group	690
45	General Mills, Inc.	2,240
11	Hershey Co.	1,028
9	Hormel Foods Corp.	429
7	J.M. Smucker Co.	773
18	Kellogg Co.	1,109
42	Kraft Foods Group, Inc.	2,272
26	Lorillard, Inc.	1,320
9	McCormick & Co., Inc.	642
14	Mead Johnson Nutrition Co.	1,198
11	Molson Coors Brewing Co.	628
124	Mondelez International, Inc.	4,382
10	Monster Beverage Corp. ●	651
109	PepsiCo, Inc.	9,000
113	Philip Morris International, Inc.	9,883
22	Reynolds American, Inc.	1,111
19	Tyson Foods, Inc. Class A	642
		61,344
	Health Care Equipment and Services - 4.1%
109	Abbott Laboratories	4,193
26	Aetna, Inc.	1,786
16	AmerisourceBergen Corp.	1,143
6	Bard (C.R.), Inc.	738
38	Baxter International, Inc.	2,673
14	Becton, Dickinson & Co.	1,514
95	Boston Scientific Corp. ●	1,136
24	Cardinal Health, Inc.	1,615
15	CareFusion Corp. ●	595
21	Cerner Corp. ●	1,163

The accompanying notes are an integral part of these financial statements.

5

Hartford Index HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Health Care Equipment and Services - 4.1% - (continued)
20	CIGNA Corp.	$1,714
33	Covidien plc	2,218
13	DaVita HealthCare Partners, Inc. ●	794
10	Dentsply International, Inc.	489
8	Edwards Lifesciences Corp. ●	507
57	Express Scripts Holding Co. ●	4,006
11	Humana, Inc.	1,135
3	Intuitive Surgical, Inc. ●	1,019
6	Laboratory Corp. of America Holdings ●	566
16	McKesson Corp.	2,627
71	Medtronic, Inc.	4,058
6	Patterson Cos., Inc.	243
10	Quest Diagnostics, Inc.	550
21	St. Jude Medical, Inc.	1,282
21	Stryker Corp.	1,569
7	Tenet Healthcare Corp. ●	295
71	UnitedHealth Group, Inc.	5,362
7	Varian Medical Systems, Inc. ●	579
21	Wellpoint, Inc.	1,936
12	Zimmer Holdings, Inc.	1,132
		48,637
	Household and Personal Products - 2.1%
31	Avon Products, Inc.	528
9	Clorox Co.	843
62	Colgate-Palmolive Co.	4,055
18	Estee Lauder Co., Inc.	1,365
27	Kimberly-Clark Corp.	2,825
192	Procter & Gamble Co.	15,662
		25,278
	Insurance - 4.3%
24	ACE Ltd.	2,527
35	Aflac, Inc.	2,317
33	Allstate (The) Corp.	1,784
106	American International Group, Inc.	5,404
21	Aon plc	1,786
5	Assurant, Inc.	350
129	Berkshire Hathaway, Inc. Class B ●	15,336
18	Chubb Corp.	1,749
11	Cincinnati Financial Corp.	553
36	Genworth Financial, Inc. ●	552
19	Lincoln National Corp.	1,006
22	Loews Corp.	1,062
39	Marsh & McLennan Cos., Inc.	1,879
83	MetLife, Inc.	4,494
20	Principal Financial Group, Inc.	1,005
40	Progressive Corp.	1,083
34	Prudential Financial, Inc.	3,171
7	Torchmark Corp.	526
26	Travelers Cos., Inc.	2,368
19	Unum Group	680
20	XL Group plc	648
		50,280
	Materials - 3.4%
15	Air Products & Chemicals, Inc.	1,670
5	Airgas, Inc.	522
76	Alcoa, Inc.	805
8	Allegheny Technologies, Inc.	273
10	Ball Corp.	531
7	Bemis Co., Inc.	300
4	CF Industries Holdings, Inc.	934
11	Cliff's Natural Resources, Inc.	284
86	Dow Chemical Co.	3,813
66	E.I. DuPont de Nemours & Co.	4,262
11	Eastman Chemical Co.	881
19	Ecolab, Inc.	2,006
9	FMC Corp.	713
73	Freeport-McMoRan Copper & Gold, Inc.	2,771
6	International Flavors & Fragrances, Inc.	496
31	International Paper Co.	1,538
31	LyondellBasell Industries Class A	2,481
13	MeadWestvaco Corp.	466
37	Monsanto Co.	4,341
24	Mosaic Co.	1,142
35	Newmont Mining Corp.	812
23	Nucor Corp.	1,204
12	Owens-Illinois, Inc. ●	417
10	PPG Industries, Inc.	1,912
21	Praxair, Inc.	2,710
14	Sealed Air Corp.	474
6	Sherwin-Williams Co.	1,122
8	Sigma-Aldrich Corp.	795
10	United States Steel Corp.	301
9	Vulcan Materials Co.	545
		40,521
	Media - 3.8%
15	Cablevision Systems Corp.	271
40	CBS Corp. Class B	2,521
184	Comcast Corp. Class A	9,584
35	DirecTV ●	2,390
16	Discovery Communications, Inc. ●	1,444
16	Gannett Co., Inc.	476
—	Graham Holdings Co. ●	226
29	Interpublic Group of Cos., Inc.	521
19	McGraw Hill Financial, Inc.	1,497
35	News Corp. Class A ●	634
18	Omnicom Group, Inc.	1,357
8	Scripps Networks Interactive Class A	666
20	Time Warner Cable, Inc.	2,708
64	Time Warner, Inc.	4,465
139	Twenty-First Century Fox, Inc.	4,885
29	Viacom, Inc. Class B	2,505
116	Walt Disney Co.	8,833
		44,983
	Pharmaceuticals, Biotechnology and Life Sciences - 8.7%
113	AbbVie, Inc.	5,943
12	Actavis plc ●	2,065
23	Agilent Technologies, Inc.	1,340
14	Alexion Pharmaceuticals, Inc. ●	1,849
21	Allergan, Inc.	2,342
53	Amgen, Inc.	6,098
17	Biogen Idec, Inc. ●	4,688
117	Bristol-Myers Squibb Co.	6,194
29	Celgene Corp. ●	4,925
70	Eli Lilly & Co.	3,581
17	Forest Laboratories, Inc. ●	1,005
108	Gilead Sciences, Inc. ●	8,152
12	Hospira, Inc. ●	485
200	Johnson & Johnson	18,286
12	Life Technologies Corp. ●	923
207	Merck & Co., Inc.	10,352

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 8.7% - (continued)
27	Mylan, Inc. ●	$1,174
8	PerkinElmer, Inc.	329
9	Perrigo Co. plc	1,440
459	Pfizer, Inc.	14,051
6	Regeneron Pharmaceuticals, Inc. ●	1,528
26	Thermo Fisher Scientific, Inc.	2,850
17	Vertex Pharmaceuticals, Inc. ●	1,226
6	Waters Corp. ●	605
35	Zoetis, Inc.	1,156
		102,587
	Real Estate - 1.9%
28	American Tower Corp. REIT	2,233
10	Apartment Investment & Management Co. Class A REIT	268
9	AvalonBay Communities, Inc. REIT	1,014
11	Boston Properties, Inc. REIT	1,084
20	CBRE Group, Inc. ●	518
24	Equity Residential Properties Trust REIT	1,229
38	General Growth Properties, Inc. REIT	763
32	HCP, Inc. REIT	1,173
20	Health Care, Inc. REIT	1,097
53	Host Hotels & Resorts, Inc. REIT	1,040
29	Kimco Realty Corp. REIT	573
10	Macerich Co. REIT	586
13	Plum Creek Timber Co., Inc. REIT	585
35	ProLogis L.P. REIT	1,306
10	Public Storage REIT	1,538
22	Simon Property Group, Inc. REIT	3,346
21	Ventas, Inc. REIT	1,193
12	Vornado Realty Trust REIT	1,097
41	Weyerhaeuser Co. REIT	1,301
		21,944
	Retailing - 4.4%
26	Amazon.com, Inc. ●	10,449
5	AutoNation, Inc. ●	225
2	AutoZone, Inc. ●	1,128
15	Bed Bath & Beyond, Inc. ●	1,220
19	Best Buy Co., Inc.	771
16	CarMax, Inc. ●	745
21	Dollar General Corp. ●	1,258
15	Dollar Tree, Inc. ●	829
7	Expedia, Inc.	510
7	Family Dollar Stores, Inc.	446
8	GameStop Corp. Class A	406
19	Gap, Inc.	734
11	Genuine Parts Co.	906
100	Home Depot, Inc.	8,210
14	Kohl's Corp.	808
17	L Brands, Inc.	1,067
74	Lowe's Cos., Inc.	3,670
26	Macy's, Inc.	1,394
4	Netflix, Inc. ●	1,560
10	Nordstrom, Inc.	624
8	O'Reilly Automotive, Inc. ●	972
7	PetSmart, Inc.	531
4	Priceline.com, Inc. ●	4,195
15	Ross Stores, Inc.	1,150
47	Staples, Inc.	743
45	Target Corp.	2,828
8	Tiffany & Co.	728
50	TJX Cos., Inc.	3,209
8	TripAdvisor, Inc. ●	648
8	Urban Outfitters, Inc. ●	288
		52,252
	Semiconductors and Semiconductor Equipment - 2.0%
23	Altera Corp.	739
22	Analog Devices, Inc.	1,120
85	Applied Materials, Inc.	1,508
38	Broadcom Corp. Class A	1,132
5	First Solar, Inc. ●	274
352	Intel Corp.	9,134
12	KLA-Tencor Corp.	757
11	Lam Research Corp. ●	625
17	Linear Technology Corp.	756
39	LSI Corp.	425
14	Microchip Technology, Inc.	627
74	Micron Technology, Inc. ●	1,619
41	NVIDIA Corp.	656
78	Texas Instruments, Inc.	3,404
19	Xilinx, Inc.	872
		23,648
	Software and Services - 10.2%
45	Accenture plc	3,701
33	Adobe Systems, Inc. ●	1,970
13	Akamai Technologies, Inc. ●	596
3	Alliance Data Systems Corp. ●	894
16	Autodesk, Inc. ●	804
34	Automatic Data Processing, Inc.	2,757
23	CA, Inc.	772
13	Citrix Systems, Inc. ●	835
21	Cognizant Technology Solutions Corp. ●	2,163
10	Computer Sciences Corp.	584
83	eBay, Inc. ●	4,529
22	Electronic Arts, Inc. ●	503
116	Facebook, Inc. ●	6,362
21	Fidelity National Information Services, Inc.	1,104
18	Fiserv, Inc. ●	1,076
20	Google, Inc. ●	22,255
72	IBM Corp.	13,557
20	Intuit, Inc.	1,536
7	Mastercard, Inc.	6,101
538	Microsoft Corp.	20,124
248	Oracle Corp.	9,502
23	Paychex, Inc.	1,046
13	Red Hat, Inc. ●	754
39	Salesforce.com, Inc. ●	2,165
49	Symantec Corp.	1,162
12	Teradata Corp. ●	526
12	Total System Services, Inc.	394
9	VeriSign, Inc. ●	546
36	Visa, Inc.	8,025
39	Western Union Co.	675
67	Yahoo!, Inc. ●	2,702
		119,720
	Technology Hardware and Equipment - 6.3%
6	Allegion plc ●	278
11	Amphenol Corp. Class A	997
64	Apple, Inc.	35,755

The accompanying notes are an integral part of these financial statements.

7

Hartford Index HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Technology Hardware and Equipment - 6.3% - (continued)
378	Cisco Systems, Inc.		$8,494
102	Corning, Inc.		1,825
146	EMC Corp.		3,664
5	F5 Networks, Inc. ●		496
10	FLIR Systems, Inc.		302
8	Harris Corp.		531
136	Hewlett-Packard Co.		3,805
13	Jabil Circuit, Inc.		230
36	Juniper Networks, Inc. ●		806
16	Motorola Solutions, Inc.		1,098
24	NetApp, Inc.		992
120	Qualcomm, Inc.		8,882
16	SanDisk Corp.		1,125
23	Seagate Technology plc		1,295
29	TE Connectivity Ltd.		1,599
15	Western Digital Corp.		1,250
82	Xerox Corp.		997
			74,421
	Telecommunication Services - 2.3%
373	AT&T, Inc.		13,111
42	CenturyLink, Inc.		1,332
24	Crown Castle International Corp. ●		1,736
71	Frontier Communications Co.		329
203	Verizon Communications, Inc.		9,955
42	Windstream Holdings, Inc.		337
			26,800
	Transportation - 2.0%
11	C.H. Robinson Worldwide, Inc.		625
72	CSX Corp.		2,065
61	Delta Air Lines, Inc.		1,663
15	Expeditors International of Washington, Inc.		645
21	FedEx Corp.		3,026
8	Kansas City Southern		960
22	Norfolk Southern Corp.		2,031
4	Ryder System, Inc.		278
49	Southwest Airlines Co.		929
33	Union Pacific Corp.		5,484
51	United Parcel Service, Inc. Class B		5,316
			23,022
	Utilities - 2.9%
46	AES (The) Corp.		675
8	AGL Resources, Inc.		395
17	Ameren Corp.		621
35	American Electric Power Co., Inc.		1,613
30	CenterPoint Energy, Inc.		703
19	CMS Energy Corp.		505
21	Consolidated Edison, Inc.		1,145
41	Dominion Resources, Inc.		2,655
13	DTE Energy Co.		831
50	Duke Energy Corp.		3,449
23	Edison International		1,068
13	Entergy Corp.		800
61	Exelon Corp.		1,662
30	FirstEnergy Corp.		975
6	Integrys Energy Group, Inc.		306
31	NextEra Energy, Inc.		2,614
22	NiSource, Inc.		728
22	Northeast Utilities		946
23	NRG Energy, Inc.		657
15	Oneok, Inc.		907
18	Pepco Holdings, Inc.		340
32	PG&E Corp.		1,281
8	Pinnacle West Capital Corp.		414
45	PPL Corp.		1,341
36	Public Service Enterprise Group, Inc.		1,146
10	SCANA Corp.		465
16	Sempra Energy		1,442
62	Southern Co.		2,566
14	TECO Energy, Inc.		249
16	Wisconsin Energy Corp.		663
35	Xcel Energy, Inc.		983
			34,145
	Total common stocks
	(cost $710,444)		$1,167,351

	Total long-term investments
	(cost $710,444)		$1,167,351

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $10,111, collateralized by U.S. Treasury Note 0.38% - 1.50%, 2016 - 2018, value of $10,317)
$10,111	0.01%, 12/31/2013		$10,111

U.S. Treasury Bills - 0.0%
850	0.04%, 01/09/2014 □○		$850

	Total short-term investments
	(cost $10,961)		$10,961

	Total investments
	(cost $721,405) ▲	100.1%	$1,178,312
	Other assets and liabilities	(0.1)%	(1,325)
	Total net assets	100.0%	$1,176,987

The accompanying notes are an integral part of these financial statements.

8

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $758,213 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$491,555
Unrealized Depreciation	(71,456)
Net Unrealized Appreciation	$420,099

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at December 31, 2013, as listed in the table below:

Futures Contracts Outstanding at December 31, 2013
Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 Futures	27	03/20/2014	$12,134	$12,427	$293

* The number of contracts does not omit 000's.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

Hartford Index HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,167,351	$1,167,351	$–	$–
Short-Term Investments	10,961	–	10,961	–
Total	$1,178,312	$1,167,351	$10,961	$–
Futures *	293	293	–	–
Total	$293	$293	$–	$–

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.
Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

10

Hartford Index HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $721,405)	$1,178,312
Receivables:
Fund shares sold	72
Dividends and interest	1,574
Variation margin on financial derivative instruments	43
Total assets	1,180,001
Liabilities:
Bank overdraft	2
Payables:
Fund shares redeemed	2,837
Investment management fees	77
Distribution fees	23
Accrued expenses	75
Total liabilities	3,014
Net assets	$1,176,987
Summary of Net Assets:
Capital stock and paid-in-capital	$735,887
Undistributed net investment income	1,324
Accumulated net realized loss	(17,424)
Unrealized appreciation of investments	457,200
Net assets	$1,176,987
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$38.54
Shares outstanding	19,818
Net assets	$763,868
Class IB: Net asset value per share	$38.35
Shares outstanding	10,772
Net assets	$413,119

The accompanying notes are an integral part of these financial statements.

11

Hartford Index HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$23,378
Interest	6
Less: Foreign tax withheld	(5)
Total investment income, net	23,379

Expenses:
Investment management fees	3,308
Transfer agent fees	2
Distribution fees - Class IB	916
Custodian fees	5
Accounting services fees	110
Board of Directors' fees	28
Audit fees	19
Other expenses	159
Total expenses (before fees paid indirectly)	4,547
Custodian fee offset	—
Total fees paid indirectly	—
Total expenses, net	4,547
Net Investment Income	18,832

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	25,835
Net realized gain on futures	3,159
Net Realized Gain on Investments and Other Financial Instruments	28,994

Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	254,622
Net unrealized appreciation of futures	294
Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments	254,916
Net Gain on Investments and Other Financial Instruments	283,910
Net Increase in Net Assets Resulting from Operations	$302,742

The accompanying notes are an integral part of these financial statements.

12

Hartford Index HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$18,832	$18,994
Net realized gain on investments and other financial instruments	28,994	8,922
Net unrealized appreciation of investments and other financial instruments	254,916	111,762
Net Increase in Net Assets Resulting from Operations	302,742	139,678
Distributions to Shareholders:
From net investment income
Class IA	(12,238)	(13,809)
Class IB	(5,814)	(5,486)
Total distributions	(18,052)	(19,295)
Capital Share Transactions:
Class IA
Sold	45,696	67,728
Issued on reinvestment of distributions	12,238	13,809
Redeemed	(176,785)	(150,607)
Total capital share transactions	(118,851)	(69,070)
Class IB
Sold	102,184	138,040
Issued on reinvestment of distributions	5,814	5,486
Redeemed	(95,765)	(101,658)
Total capital share transactions	12,233	41,868
Net decrease from capital share transactions	(106,618)	(27,202)
Net Increase in Net Assets	178,072	93,181
Net Assets:
Beginning of period	998,915	905,734
End of period	$1,176,987	$998,915
Undistributed (distribution in excess of) net investment income	$1,324	$821
Shares:
Class IA
Sold	1,353	2,335
Issued on reinvestment of distributions	323	467
Redeemed	(5,158)	(5,199)
Total share activity	(3,482)	(2,397)
Class IB
Sold	3,033	4,800
Issued on reinvestment of distributions	155	186
Redeemed	(2,806)	(3,505)
Total share activity	382	1,481

The accompanying notes are an integral part of these financial statements.

13

Hartford Index HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Index HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

14

Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager

15

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

16

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the

17

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the  Schedule of Investments, had outstanding futures contracts as of December 31, 2013.

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Variation margin receivable *	$—	$—	$—	$43	$—	$—	$43
Total	$—	$—	$—	$43	$—	$—	$43

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $293 as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on futures	$—	$—	$—	$3,159	$—	$—	$3,159
Total	$—	$—	$—	$3,159	$—	$—	$3,159

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of futures	$—	$—	$—	$294	$—	$—	$294
Total	$—	$—	$—	$294	$—	$—	$294

The derivatives held by the Fund as of December 31, 2013 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

18

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$18,052	$19,295

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$1,324
Undistributed Long-Term Capital Gain	19,676
Unrealized Appreciation*	420,100
Total Accumulated Earnings	$441,100

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(277)
Accumulated Net Realized Gain (Loss)	277

19

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

During the year ended December 31, 2013, the Fund utilized $2,042 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $2 billion	0.3000%
On next $3 billion	0.2000%
On next $5 billion	0.1800%
Over $10 billion	0.1700%

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b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.33%
Class IB	0.58

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

21

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$32,478
Sales Proceeds Excluding U.S. Government Obligations	137,845

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

a)	On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the

22

HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

b)	On June 2, 2011, a complaint was filed against Hartford Investment Management Company in the United States District Court of Connecticut (Deutsche Bank Trust Company Americas v. Aetna, Inc., ING Investment Trust Co., Milan E. Chilla, Hartford Investment Management Co., and UBS AG (D. Conn.)). In a similar action, plaintiffs filed a complaint listing Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. as members of the defendant class (The Official Committee of Unsecured Creditors of Tribune Company v. Fitzsimons, et al. (Bankr. D. Del.)). The complaints relate to the bankruptcy of the Tribune Company, which was a public company that repurchased its shares in a leveraged buyout in 2007, but entered bankruptcy a year later. The complaints were served in August 2011. The plaintiffs in each case allege that the repurchase of shares acted as a fraudulent transfer. The plaintiffs in each case seek to recover from each class member the amount of consideration received in the buyout. Each action was recently transferred to the United States District Court for the Southern District of New York. In September 2013, the court dismissed the Deutsche Bank Trust Company Americas action. Plaintiffs appealed and the appeals court has not yet rendered a decision. Defendants plan to file a motion to dismiss The Official Committee of Unsecured Creditors of Tribune Company action, but briefing on that motion has not yet begun. The Hartford intends to vigorously defend these actions.

23

Hartford Index HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─									─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$29.69	$0.62	$8.85	$9.47	$(0.62)	$–	$(0.62)	$38.54	31.95%	$763,868	0.33%	0.33%	1.79%
IB	29.56	0.53	8.80	9.33	(0.54)	–	(0.54)	38.35	31.61	413,119	0.58	0.58	1.54

For the Year Ended December 31, 2012 (D)
IA	$26.20	$0.61	$3.48	$4.09	$(0.60)	$–	$(0.60)	$29.69	15.63%	$691,786	0.33%	0.33%	1.98%
IB	26.09	0.49	3.51	4.00	(0.53)	–	(0.53)	29.56	15.34	307,129	0.58	0.58	1.75

For the Year Ended December 31, 2011 (D)
IA	$26.20	$0.52	$(0.05)	$0.47	$(0.47)	$–	$(0.47)	$26.20	1.81%	$673,275	0.33%	0.33%	1.74%
IB	26.08	0.39	0.03	0.42	(0.41)	–	(0.41)	26.09	1.60	232,459	0.58	0.58	1.51

For the Year Ended December 31, 2010 (D)
IA	$23.22	$0.44	$2.97	$3.41	$(0.43)	$–	$(0.43)	$26.20	14.73%	$809,629	0.34%	0.34%	1.73%
IB	23.12	0.34	2.99	3.33	(0.37)	–	(0.37)	26.08	14.45	209,260	0.59	0.59	1.48

For the Year Ended December 31, 2009 (D)
IA	$18.75	$0.42	$4.48	$4.90	$(0.42)	$(0.01)	$(0.43)	$23.22	26.15%	$811,634	0.35%	0.35%	2.00%
IB	18.69	0.35	4.46	4.81	(0.37)	(0.01)	(0.38)	23.12	25.81	166,162	0.60	0.60	1.75

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	3%
For the Year Ended December 31, 2012	7
For the Year Ended December 31, 2011	3
For the Year Ended December 31, 2010	4
For the Year Ended December 31, 2009	6

24

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Index HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Index HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

25

Hartford Index HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

26

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

27

Hartford Index HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Index HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,161.10	$1.80	$1,000.00	$1,023.54	$1.68	0.33%	184	365
Class IB	$1,000.00	$1,159.70	$3.16	$1,000.00	$1,022.28	$2.96	0.58%	184	365

29

Hartford Index HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Index HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Hartford Investment Management Company (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting,

30

monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio manager, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio manager, the number of accounts managed by the portfolio manager, and the Sub-adviser’s method for compensating the portfolio manager.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods, noting that the Fund is managed to approximate the performance of the S&P 500 Index. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board noted that the fees payable to the Sub-adviser are equal to its estimated costs in providing sub-advisory services. Accordingly, the costs and profitability for the Sub-adviser and HFMC were considered in the aggregate.

31

Hartford Index HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser, to the extent applicable. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee and its total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile of its expense group, while its actual management fee was in the 4th quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds and also noted that the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

32

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered the benefits, if any, to the Sub-adviser from any use of the Fund’s brokerage commissions to obtain soft dollar research.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

33

Hartford Index HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Passive Management Risk: The Fund is not actively managed, and will generally remain fully invested even when stock prices are falling.

Index Tracking Risk: The Fund’s performance may not match or correlate to that of its index, which may cause the Fund’s performance to be lower than expected.

"Standard & Poor's," "S&P®," "S&P 500®," "Standard & Poor's," and "500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. Investment Options are not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Investment Options.

34

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-IX13 2-14 113545-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford International Opportunities HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford International Opportunities HLS Fund inception 07/02/1990
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
International Opportunities IA	21.55%	13.94%	9.06%
International Opportunities IB	21.28%	13.66%	8.79%
MSCI All Country World ex USA Index	15.78%	13.32%	8.04%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.74% and 0.99%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford International Opportunities HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Nicolas M. Choumenkovitch	Tara Connolly Stilwell, CFA
Senior Vice President and Equity Portfolio Manager	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford International Opportunities HLS Fund returned 21.55% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the MSCI All Country World ex USA Index, which returned 15.78% for the same period. The Fund also outperformed the 19.47% average return of the Variable Products-Underlying Funds Lipper International Growth Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities returned 23.4% for the twelve-month period ended December 31, 2013, as measured by the MSCI All Country World Index (USD). Starting in the first quarter, global equities surged as solid corporate earnings results and favorable global liquidity dynamics lifted enthusiasm for stocks. Further monetary easing by the Bank of Japan and a steadily improving U.S. economy also fueled the rally, which continued at a more modest pace in the second quarter. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another U.S. government shutdown in early 2014.

Non-U.S. stocks, as measured by the MSCI AC World ex USA Index, performed well during the period (+15.78%). Nine of the ten sectors in the Index posted positive returns, led by Consumer Discretionary (+30%), Health Care (+30%), and Telecommunication Services (+29%), while Materials (-7%), Energy (4%), and Utilities (10%) lagged on a relative basis.

The Fund’s outperformance versus its benchmark was primarily due to strong stock selection, particularly within Financials, Consumer Discretionary and Materials. This performance was modestly offset by weaker selection in Energy and Consumer Staples. Allocation among sectors, a result of the bottom-up stock selection process, also contributed to positive relative returns, largely due to underweight positions in Materials and Energy.

Top contributors to absolute and benchmark-relative performance during the period included AXA (Financials), Roche (Health Care), and Rolls-Royce (Industrials). Shares of AXA, an insurance company that also provides related financial services, rose as the market began to appreciate that concerns about the company's U.S. operations were excessive given its strong reserve position in the U.S. Shares of Roche, a Swiss-based global health care company, outperformed as investors became positive on the company's near-term product roll out and future drug pipeline as 11 of 14 Phase III trials delivered positive results in 2012. Shares of Rolls-Royce, UK-based manufacturer of engines and power systems for aircraft, particularly those used for long haul routes, rose as investors appreciated the company's steady and visible generation of cash flow.

The largest detractors from benchmark-relative returns were SABESP (Utilities), FANUC (Industrials), and Vodafone (Telecommunication Services). Shares of SABESP, a Brazilian water utility company, underperformed as the market became concerned about the sustainability of tariffs in the wake of massive protests throughout Brazil. Shares of FANUC, a Japan-based manufacturer of factory automation machinery, underperformed during the period as the company was not a direct beneficiary of the weakening yen. Additionally, weakening economic activity in China and the company's exposure to Apple contributed to the stock’s underperformance. Shares of Vodafone, a telecommunications company, surged following the announcement that the company had agreed to sell its stake in Verizon Wireless back to Verizon. Not owning this benchmark component in the portfolio detracted from relative performance. ArcelorMittal (Materials) also detracted on an absolute basis.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We believe Europe continues to improve and, where valuations are not stretched, we see opportunities. Dominated by mining and energy stocks, we believe the equity market in the United Kingdom does not reflect the current strength of its

3

Hartford International Opportunities HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

domestic economy characterized by solid employment trends and a rising housing market. Where the UK goes, so often goes Europe, so we are watching to see what the UK government does and how the market responds to rising rates. Other than problems with China’s domestic banking system, which we believe the central government has the tools to address efficiently, we see few risks on the horizon. This leaves us with less to take a position for or against as uncertainty is low; this also reflects fuller valuations and the fact that, in our view, the easy money has been made. As is consistent with our investment approach, we continue to look for opportunities at a company-by-company level, focusing on those companies which can deliver improvements in return on invested capital (ROIC) or sustain ROIC for longer than the market anticipates.

At the end of the period, relative to the benchmark, we were most overweight in Industrials, Health Care, and Information Technology, and most underweight in Energy, Materials, and Telecommunication Services. On a regional basis, we ended the period with an overweight to select European countries, including France, Italy, and Belgium, and underweight positions in Australia, Canada, China and Germany.

Diversification by Sector

as of December 31, 2013

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.3%
Consumer Staples	8.3
Energy	3.9
Financials	26.3
Health Care	11.9
Industrials	15.0
Information Technology	10.3
Materials	4.8
Services	2.2
Utilities	2.4
Total	98.4%
Short-Term Investments	1.5
Other Assets and Liabilities	0.1
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities

as of December 31, 2013

Percentage of
Description	Net Assets
Brazilian Real	0.2%
British Pound	16.0
Canadian Dollar	2.9
Euro	34.4
Hong Kong Dollar	3.5
Indian Rupee	0.6
Japanese Yen	22.4
Mexican New Peso	0.4
Norwegian Krone	0.5
Republic of Korea Won	1.0
Swedish Krona	1.7
Swiss Franc	8.0
Taiwanese Dollar	2.2
United States Dollar	6.1
Other Assets and Liabilities	0.1
Total	100.0%

4

Hartford International Opportunities HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.8%
	Austria - 0.4%
210	Erste Group Bank AG	$7,303

	Belgium - 3.8%
499	Anheuser-Busch InBev N.V.	53,019
219	Umicore S.A.	10,221
		63,240
	Brazil - 0.2%
270	Mills Estruturas e Servicos de Engenharia S.A.	3,781

	Canada - 2.9%
334	Canadian National Railway Co.	19,030
191	Suncor Energy, Inc.	6,696
380	Tim Hortons, Inc.	22,204
		47,930
	China - 2.1%
1,714	ENN Energy Holdings Ltd.	12,703
17,722	Lenovo Group Ltd.	21,604
		34,307
	Cyprus - 0.3%
90	QIWI plc ADR	5,050

	Finland - 0.5%
201	Kone Oyj Class B	9,060

	France - 17.7%
171	Accor S.A.	8,056
208	Air Liquide	29,392
188	AtoS	17,033
1,315	AXA S.A.	36,608
354	BNP Paribas	27,593
180	Bureau Veritas S.A.	5,248
270	Capital Gemini S.A.	18,291
174	Cie Generale d'Optique Essilor International S.A.	18,542
542	Peugeot S.A.	7,047
964	Rexel S.A.	25,301
204	Safran S.A.	14,180
199	Sanofi-Aventis S.A.	21,272
388	Schneider Electric S.A.	33,838
363	Societe Generale Class A	21,096
105	Technip S.A.	10,088
8	Unibail Rodamco REIT	2,089
		295,674
	Germany - 2.2%
54	Brenntag AG	9,971
88	Continental AG	19,334
119	Lanxess	7,979
		37,284
	Hong Kong - 1.4%
2,166	AIA Group Ltd.	10,901
2,719	MGM China Holdings Ltd.	11,637
		22,538
	India - 0.6%
1,263	ITC Ltd.	6,577
63	United Spirits Ltd.	2,680
		9,257
	Ireland - 2.7%
968	CRH plc	24,588
1,111	Experian plc	20,531
		45,119
	Italy - 5.7%
1,356	Assicurazioni Generali S.p.A.	31,861
356	Banca Generali S.p.A.	11,026
863	Fiat S.p.A.	7,065
5,446	Intesa Sanpaolo S.p.A.	13,396
4,628	Snam S.p.A.	25,866
729	Unicredit S.p.A.	5,378
		94,592
	Japan - 22.4%
596	AEON Co., Ltd.	8,074
124	AEON Mall Co., Ltd.	3,473
392	Aisin Seiki Co., Ltd.	15,941
613	Asahi Group Holdings Ltd.	17,301
912	Bank of Yokohama Ltd.	5,088
36	CyberAgent, Inc.	1,450
109	Daito Trust Construction Co., Ltd.	10,218
496	Daiwa House Industry Co., Ltd.	9,610
396	Dentsu, Inc.	16,188
252	Eisai Co., Ltd.	9,755
172	Honda Motor Co., Ltd.	7,092
2,217	Isuzu Motors Ltd.	13,827
149	Japan Exchange Group, Inc.	4,246
627	Japan Tobacco, Inc.	20,392
352	KDDI Corp.	21,705
1,817	Mitsubishi Electric Corp.	22,848
5,443	Mitsubishi UFJ Financial Group, Inc.	36,135
2,014	Nomura Holdings, Inc.	15,564
277	Nomura Research Institute Ltd.	8,748
279	Olympus Corp.	8,862
218	Ono Pharmaceutical Co., Ltd.	19,118
1,039	ORIX Corp.	18,254
1,177	Rakuten, Inc.	17,557
151	Rohm Co., Ltd. ☼	7,375
1,047	T&D Holdings, Inc.	14,660
172	THK Co., Ltd.	4,293
749	Tokio Marine Holdings, Inc.	25,069
2,815	Toshiba Corp.	11,851
		374,694
	Mexico - 0.8%
549	Cemex S.A.B. de C.V. ADR ●	6,495
1,964	Fibra Uno Administracion S.A. REIT	6,290
		12,785
	Netherlands - 1.8%
68	ASML Holding N.V. ‡	6,390
502	NXP Semiconductors N.V. ●	23,066
		29,456
	Norway - 0.5%
149	Algeta ASA ●	8,785

	Panama - 0.6%
168	Avianca Holdings S.A. ADR ●	2,595
45	Copa Holdings S.A. Class A	7,159
		9,754
	Portugal - 0.6%
600	Galp Energia SGPS S.A.	9,826

The accompanying notes are an integral part of these financial statements.

5

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.8% - (continued)
	Russia - 0.9%
1,196	Sberbank of Russia ADR	$15,083

	South Korea - 1.0%
490	Hynix Semiconductor, Inc. ●	17,151

	Spain - 0.9%
956	Telefonica S.A.	15,631

	Sweden - 1.7%
547	Assa Abloy Ab	28,955

	Switzerland - 8.0%
149	Compagnie Financiere Richemont S.A.	14,860
807	Julius Baer Group Ltd.	38,793
184	Roche Holding AG	51,481
1,472	UBS AG	28,179
		133,313
	Taiwan - 2.2%
10,284	Taiwan Semiconductor Manufacturing Co., Ltd.	36,312

	United Kingdom - 13.3%
253	Al Noor Hospitals Group ●	3,761
688	AstraZeneca plc	40,846
1,243	BAE Systems plc	8,969
2,749	Barclays Bank plc ADR	12,431
1,277	BG Group plc	27,483
1,206	BP plc	9,776
81	Derwent London plc REIT	3,336
916	Diageo Capital plc	30,348
2,230	Direct Line Insurance Group plc	9,218
352	Great Portland Est	3,496
2,789	Kingfisher plc	17,804
942	NMC Health plc	6,836
1,766	Rolls-Royce Holdings plc	37,343
246	Schroders plc	10,613
		222,260
	United States - 0.6%
145	Covidien plc	9,881

	Total common stocks
	(cost $1,330,696)	$1,599,021

PREFERRED STOCKS - 2.6%
	Germany - 2.6%
365	ProSieben Sat.1 Media AG	$18,106
91	Volkswagen AG N.V.	25,666
		43,772
	Total preferred stocks
	(cost $35,213)	$43,772

	Total long-term investments
	(cost $1,365,909)	$1,642,793

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $1,263, collateralized by GNMA 4.00%, 2043, value of $1,288)
$1,263	0.005%, 12/31/2013	$1,263
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $1,213, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$1,238)
1,213	0.01%, 12/31/2013	1,213
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $4,297, collateralized by
FHLMC 3.00% - 5.00%, 2019 - 2043,
FNMA 0.76% - 6.00%, 2016 - 2043,
GNMA 1.50% - 5.25%, 2028 - 2043, value
	of $4,383)
4,297	0.02%, 12/31/2013	4,297
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $3,876, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $3,953)
3,876	0.01%, 12/31/2013	3,876
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $6,974,
collateralized by U.S. Treasury Bond
3.88% - 8.13%, 2021 - 2040, U.S. Treasury
Note 0.25% - 3.38%, 2014 - 2020, value of
	$7,113)
6,974	0.01%, 12/31/2013	6,974
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $2,266, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $2,311)
2,266	0.01%, 12/31/2013	2,266
TD Securities TriParty Repurchase Agreement
(maturing on 01/02/2014 in the amount of
$5,440, collateralized by FFCB 0.20% -
0.50%, 2015 - 2016, FHLMC  0.38% -
5.25%, 2014 - 2042, FNMA 0.50% -
	7.13%, 2014 - 2043, value of $5,549)
5,440	0.01%, 12/31/2013	5,440

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.5% - (continued)
	Repurchase Agreements - 1.5% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $47, collateralized by U.S. Treasury Note 2.13%, 2015, value of $48)
$47	0.01%, 12/31/2013		$47
			25,376
	Total short-term investments
	(cost $25,376)		$25,376

	Total investments
	(cost $1,391,285) ▲	99.9%	$1,668,169
	Other assets and liabilities	0.1%	1,296
	Total net assets	100.0%	$1,669,465

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $1,400,647 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$284,024
Unrealized Depreciation	(16,502)
Net Unrealized Appreciation	$267,522

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,064 at December 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

The accompanying notes are an integral part of these financial statements.

7

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Foreign Currency Contracts Outstanding at December 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Buy	01/06/2014	BCLY	$556	$553	$(3)
JPY	Buy	01/07/2014	DEUT	513	511	(2)
						$(5)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Hartford International Opportunities HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,599,021	$147,237	$1,451,784	$–
Preferred Stocks	43,772	–	43,772	–
Short-Term Investments	25,376	–	25,376	–
Total	$1,668,169	$147,237	$1,520,932	$–
Liabilities:
Foreign Currency Contracts *	5	–	5	–
Total	$5	$–	$5	$–

♦	For the year ended December 31, 2013, investments valued at $24,261 were transferred from Level 1 to Level 2, and investments valued at $46,160 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

9

Hartford International Opportunities HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,391,285)	$1,668,169
Cash	116
Foreign currency on deposit with custodian (cost $205)	205
Receivables:
Fund shares sold	1,475
Dividends and interest	1,647
Total assets	1,671,612
Liabilities:
Unrealized depreciation on foreign currency contracts	5
Payables:
Investment securities purchased	1,064
Fund shares redeemed	654
Investment management fees	244
Distribution fees	12
Accrued expenses	168
Total liabilities	2,147
Net assets	$1,669,465
Summary of Net Assets:
Capital stock and paid-in-capital	$1,926,000
Undistributed net investment income	25,773
Accumulated net realized loss	(559,247)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	276,939
Net assets	$1,669,465
Shares authorized	2,625,000
Par value	$0.001
Class IA: Net asset value per share	$15.03
Shares outstanding	96,712
Net assets	$1,454,018
Class IB: Net asset value per share	$15.20
Shares outstanding	14,173
Net assets	$215,447

The accompanying notes are an integral part of these financial statements.

10

Hartford International Opportunities HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$43,380
Interest	24
Less: Foreign tax withheld	(4,634)
Total investment income, net	38,770

Expenses:
Investment management fees	10,558
Transfer agent fees	5
Distribution fees - Class IB	533
Custodian fees	210
Accounting services fees	248
Board of Directors' fees	39
Audit fees	44
Other expenses	373
Total expenses (before fees paid indirectly)	12,010
Commission recapture	(54)
Custodian fee offset	—
Total fees paid indirectly	(54)
Total expenses, net	11,956
Net Investment Income	26,814

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	165,924
Net realized gain on foreign currency contracts	1,550
Net realized loss on other foreign currency transactions	(2,186)
Net Realized Gain on Investments and Foreign Currency Transactions	165,288

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	113,146
Net unrealized depreciation of foreign currency contracts	(2)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	54
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	113,198
Net Gain on Investments and Foreign Currency Transactions	278,486
Net Increase in Net Assets Resulting from Operations	$305,300

The accompanying notes are an integral part of these financial statements.

11

Hartford International Opportunities HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$26,814	$28,213
Net realized gain on investments and foreign currency transactions	165,288	18,671
Net unrealized appreciation of investments and foreign currency transactions	113,198	235,594
Net Increase in Net Assets Resulting from Operations	305,300	282,478
Distributions to Shareholders:
From net investment income
Class IA	(28,319)	(24,562)
Class IB	(3,870)	(3,573)
Total distributions	(32,189)	(28,135)
Capital Share Transactions:
Class IA
Sold	170,972	85,672
Issued on reinvestment of distributions	28,319	24,562
Redeemed	(284,350)	(311,056)
Total capital share transactions	(85,059)	(200,822)
Class IB
Sold	25,317	23,016
Issued on reinvestment of distributions	3,870	3,573
Redeemed	(71,682)	(76,826)
Total capital share transactions	(42,495)	(50,237)
Net decrease from capital share transactions	(127,554)	(251,059)
Net Increase in Net Assets	145,557	3,284
Net Assets:
Beginning of period	1,523,908	1,520,624
End of period	$1,669,465	$1,523,908
Undistributed (distribution in excess of)
net investment income	$25,773	$28,599
Shares:
Class IA
Sold	12,510	7,362
Issued on reinvestment of distributions	2,067	2,110
Redeemed	(21,051)	(26,480)
Total share activity	(6,474)	(17,008)
Class IB
Sold	1,861	1,956
Issued on reinvestment of distributions	279	303
Redeemed	(5,258)	(6,476)
Total share activity	(3,118)	(4,217)

The accompanying notes are an integral part of these financial statements.

12

Hartford International Opportunities HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford International Opportunities HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using

13

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative

14

source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

15

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and

16

may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund had no illiquid or restricted investments as of December 31, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of December 31, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of December 31, 2013.

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$5	$—	$—	$—	$—	$5
Total	$—	$5	$—	$—	$—	$—	$5

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

17

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$1,550	$—	$—	$—	$—	$1,550
Total	$—	$1,550	$—	$—	$—	$—	$1,550

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(2)	$—	$—	$—	$—	$(2)
Total	$—	$(2)	$—	$—	$—	$—	$(2)

The derivatives held by the Fund as of December 31, 2013 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains

18

may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$32,189	$28,135

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$32,481
Accumulated Capital and Other Losses*	(556,593)
Unrealized Appreciation†	267,577
Total Accumulated Deficit	$(256,535)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$2,549
Accumulated Net Realized Gain (Loss)	(2,549)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

19

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$268,993
2017	287,600
Total	$556,593

During the year ended December 31, 2013, the Fund utilized $154,388 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

20

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.014%
Over $10 billion	0.012%

Effective January 1, 2014, the new accounting services fees schedule based on the Fund’s average daily net assets is as follows:

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.013%
Over $10 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.74%
Class IB	0.99

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

21

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.23%	0.23%
Total Return Excluding Payment from Affiliate	33.15%	32.83%

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$1,517,272
Sales Proceeds Excluding U.S. Government Obligations	1,670,520

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

22

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

23

Hartford International Opportunities HLS Fund
Financial Highlights

	─Selected Per-Share Data(A) ─											─Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$12.63	$0.24		$2.45	$2.69	$(0.29)	$–	$(0.29)	$15.03	21.55%		$1,454,018	0.74%	0.74%	1.76%
IB	12.76	0.21		2.49	2.70	(0.26)	–	(0.26)	15.20	21.28		215,447	0.99	0.99	1.55

For the Year Ended December 31, 2012 (D)
IA	$10.72	$0.26		$1.88	$2.14	$(0.23)	$–	$(0.23)	$12.63	20.20%		$1,303,209	0.74%	0.74%	1.88%
IB	10.82	0.25		1.88	2.13	(0.19)	–	(0.19)	12.76	19.89		220,699	0.99	0.99	1.64

For the Year Ended December 31, 2011 (D)
IA	$12.46	$0.21		$(1.94)	$(1.73)	$(0.01)	$–	$(0.01)	$10.72	(13.97)%		$1,287,917	0.73%	0.73%	1.66%
IB	12.61	0.19		(1.97)	(1.78)	(0.01)	–	(0.01)	10.82	(14.19)		232,707	0.98	0.98	1.41

For the Year Ended December 31, 2010
IA	$11.01	$0.13		$1.46	$1.59	$(0.14)	$–	$(0.14)	$12.46	14.49%		$1,705,757	0.74%	0.74%	1.19%
IB	11.15	0.11		1.46	1.57	(0.11)	–	(0.11)	12.61	14.20		328,671	0.99	0.99	0.94

For the Year Ended December 31, 2009 (D)
IA	$8.40	$0.19	(E)	$2.61	$2.80	$(0.19)	$–	$(0.19)	$11.01	33.46	%(F)	$1,247,179	0.76%	0.76%	1.68%
IB	8.51	0.17	(E)	2.64	2.81	(0.17)	–	(0.17)	11.15	33.13	(F)	216,882	1.01	1.01	1.43

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	The impact of Payment from Affiliate per share was $0.03.
(F)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	100%
For the Year Ended December 31, 2012	95
For the Year Ended December 31, 2011	111
For the Year Ended December 31, 2010	128(A)
For the Year Ended December 31, 2009	152

(A)	During the year ended December 31, 2010, the Fund incurred $456.2 million in sales associated with the transition of assets from Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund, which merged into the Fund on April 16, 2010. These sales were excluded from the portfolio turnover calculation.

24

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford International Opportunities HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford International Opportunities HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

25

Hartford International Opportunities HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

26

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

27

Hartford International Opportunities HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford International Opportunities HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,180.60	$4.06	$1,000.00	$1,021.49	$3.76	0.74%	184	365
Class IB	$1,000.00	$1,179.40	$5.43	$1,000.00	$1,020.22	$5.03	0.99%	184	365

29

Hartford International Opportunities HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford International Opportunities HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

30

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, the 4th quintile for the 3-year period and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods. The Board considered that, in response to questions raised concerning the Fund’s performance, HFMC stated that it has confidence in the Fund’s portfolio management team and investment strategy.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and

31

Hartford International Opportunities HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile of its expense group.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the

32

effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

33

Hartford International Opportunities HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

34

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-IO13 2-14 113546-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD MIDCAP HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford MidCap HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford MidCap HLS Fund* inception 07/14/1997
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
MidCap IA	39.82%	19.98%	10.91%
MidCap IB	39.46%	19.67%	10.63%
S&P MidCap 400 Index	33.50%	21.89%	10.36%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.71% and 0.96%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

* The Fund has restrictions on the purchase of shares. A description of the restrictions can be found in the prospectus.

2

Hartford MidCap HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Philip W. Ruedi, CFA	Mark A. Whitaker, CFA
Senior Vice President and Equity Portfolio Manager	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford MidCap HLS Fund returned 39.82% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the S&P MidCap 400 Index, which returned 33.50% for the same period. The Fund also outperformed the 34.68% average return of the Variable Products-Underlying Funds Lipper Mid-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities reached another all-time high in December and finished 2013 with a gain of 33.5%, as measured by the S&P MidCap 400 Index. The rally in U.S. equities began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better-than-expected corporate earnings, a robust housing market, and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another US government shutdown in early 2014.

Small cap stocks (+39%) outperformed mid cap stocks (+34%) and large cap stocks (+32%) during the period, as measured by the Russell 2000, S&P MidCap 400, and S&P 500 Indices, respectively. Within the S&P MidCap 400 Index, all ten sectors posted positive returns during the twelve-month period. The Health Care (+46.0%), Industrials (+43.9%), and Consumer Discretionary (+42.1%) sectors performed best while the Telecommunication Services (+19.4%), Materials (+24.6%) and Financials (+25.1%) sectors lagged on a relative basis.

Outperformance versus the benchmark during the period was driven by strong security selection in the Health Care, Financials, Information Technology sectors, which more than offset weak stock selection in the Energy, Industrials, and Utilities sectors. Sector allocation, which is a residual of our bottom-up stock selection process, also contributed to relative outperformance during the period primarily driven by our overweight allocation to Health Care and an underweight allocation to Financials.

Top contributors to relative performance during the period were Actavis (Health Care), Incyte (Health Care), and Alkermes (Health Care). Actavis is a global, integrated specialty pharmaceutical company and the third largest generics producer. Shares moved higher after Valeant Pharmaceuticals initiated merger discussions with the company. Management rejected the offer but completed a merger agreement with Warner-Chilcott. Shares of Incyte, a drug developer focused on the treatment of cancers, myelofibrosis, and inflammation, rose on the announcement of favorable test results for the Jakafi drug. Jakafi is a drug that used to treat myelofibrosis, a bone marrow disorder that affects the body's ability to produce blood cells. Shares of Alkermes, a U.S.-based drug developer, rose as a result of strong growth in its base revenues, which consist of manufacturing and royalty revenues. Manpowergroup (Industrials) was also a top contributor to absolute performance during the period.

Top detractors from relative performance during the period were Cobalt International Energy (Energy), Weight Watchers (Consumer Discretionary), and CH Robinson Worldwide (Industrials). U.S. oil and gas exploration company Cobalt saw its shares fall as a result of disappointing well test results at the company’s Lontra well off the coast of Angola. Weight Watchers is a global-branded consumer company and provider of weight management services. Shares declined after the company lowered its earnings guidance to a range more in line with analysts’ estimates. We exited the position. Provider of freight transportation services and logistics solutions, CH Robinson Worldwide, saw shares fall after the company announced disappointing earnings, attributed to a slow volume recovery. We eliminated the position during the period. Newfield Exploration (Energy) also detracted from absolute performance during the period.

3

Hartford MidCap HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

Looking forward to 2014, we are enthusiastic about the holdings in our portfolio. Through our F/V/E framework, which we use to assess each company’s fundamentals (F), valuation (V), and expectations (E), several investment themes have emerged in the portfolio. Health care and social media were among key themes in the portfolio as of year-end. The mid cap asset class remains compelling, presenting a universe of companies that we believe are in the “sweet spot” of their growth cycles.

At the end of the period, our largest overweights, relative to the benchmark, were in the Health Care and Information Technology sectors. Our largest underweights were in the Financials and Materials sectors.

Diversification by Sector

as of December 31, 2013

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.0%
Consumer Staples	2.5
Energy	8.8
Financials	12.4
Health Care	19.4
Industrials	19.8
Information Technology	20.0
Materials	1.9
Utilities	2.0
Total	99.8%
Short-Term Investments	0.3
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford MidCap HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.8%
	Automobiles and Components - 3.0%
709	Allison Transmission Holdings, Inc.	$19,566
391	Harley-Davidson, Inc.	27,074
		46,640
	Banks - 3.8%
89	Cullen/Frost Bankers, Inc.	6,611
191	East West Bancorp, Inc.	6,666
301	First Republic Bank	15,783
260	M&T Bank Corp.	30,215
		59,275
	Capital Goods - 8.8%
246	IDEX Corp.	18,138
350	Jacobs Engineering Group, Inc. ●	22,070
360	Lennox International, Inc.	30,624
268	MSC Industrial Direct Co., Inc.	21,688
318	PACCAR, Inc.	18,805
159	Pall Corp.	13,552
133	Wabco Holdings, Inc. ●	12,435
		137,312
	Commercial and Professional Services - 8.2%
318	Clean Harbors, Inc. ●	19,044
487	Equifax, Inc. ●	33,679
272	Manpowergroup, Inc.	23,326
711	Robert Half International, Inc.	29,848
534	Waste Connections, Inc.	23,286
		129,183
	Consumer Durables and Apparel - 1.6%
25	NVR, Inc. ●	25,641

	Diversified Financials - 4.3%
148	Greenhill & Co., Inc.	8,591
264	Invesco Ltd.	9,595
181	Moody's Corp.	14,179
658	SEI Investments Co.	22,847
148	T. Rowe Price Group, Inc.	12,426
		67,638
	Energy - 8.8%
228	Cabot Oil & Gas Corp.	8,826
770	Cobalt International Energy, Inc. ●	12,668
397	Consol Energy, Inc.	15,095
615	Denbury Resources, Inc. ●	10,112
114	Energen Corp.	8,041
172	EQT Corp.	15,420
156	Oceaneering International, Inc.	12,313
548	Patterson-UTI Energy, Inc.	13,872
37	Pioneer Natural Resources Co.	6,874
204	Range Resources Corp.	17,167
677	Superior Energy Services, Inc. ●	18,024
		138,412
	Food and Staples Retailing - 0.6%
77	PriceSmart, Inc.	8,929

	Food, Beverage and Tobacco - 1.9%
259	Molson Coors Brewing Co.	14,557
228	Monster Beverage Corp. ●	15,434
		29,991
	Health Care Equipment and Services - 5.0%
1,027	Allscripts Healthcare Solutions, Inc. ●	15,880
107	Envision Healthcare Holdings ●	3,805
56	MEDNAX, Inc. ●	2,973
54	Omnicare, Inc.	3,234
407	Patterson Cos., Inc.	16,760
200	Sirona Dental Systems, Inc. ●	14,035
67	Team Health Holdings ●	3,039
220	Universal Health Services, Inc. Class B	17,898
		77,624
	Insurance - 4.1%
48	Alleghany Corp. ●	19,082
28	Fairfax Financial Holdings Ltd.	11,303
39	Markel Corp. ●	22,675
261	W.R. Berkley Corp.	11,326
		64,386
	Materials - 1.9%
195	Packaging Corp. of America	12,363
49	Sherwin-Williams Co.	8,927
169	Silgan Holdings, Inc.	8,108
		29,398
	Media - 1.4%
352	DreamWorks Animation SKG, Inc. ●	12,494
367	Pandora Media, Inc. ●	9,764
		22,258
	Pharmaceuticals, Biotechnology and Life Sciences - 14.4%
231	Actavis plc ●	38,815
820	Alkermes plc ●	33,356
162	Alnylam Pharmaceuticals, Inc. ●	10,389
277	Cubist Pharmaceuticals, Inc. ●	19,067
118	Illumina, Inc. ●	13,026
372	Incyte Corp. ●	18,827
641	Ironwood Pharmaceuticals, Inc. ●	7,447
197	Medivation, Inc. ●	12,542
618	Mylan, Inc. ●	26,808
154	Salix Pharmaceuticals Ltd. ●	13,847
230	Vertex Pharmaceuticals, Inc. ●	17,103
150	Waters Corp. ●	14,975
		226,202
	Real Estate - 0.2%
40	Zillow, Inc. ●	3,262

	Retailing - 7.0%
297	Advance Automotive Parts, Inc.	32,897
418	CarMax, Inc. ●	19,655
421	HomeAway, Inc. ●	17,204
97	Joseph A. Bank Clothiers, Inc. ●	5,294
92	Tiffany & Co.	8,570
319	TripAdvisor, Inc. ●	26,428
		110,048
	Semiconductors and Semiconductor Equipment - 2.5%
559	Maxim Integrated Products, Inc.	15,595
504	NXP Semiconductors N.V. ●	23,139
		38,734
	Software and Services - 13.2%
309	Akamai Technologies, Inc. ●	14,561
156	ANSYS, Inc. ●	13,632
374	Autodesk, Inc. ●	18,816
90	Factset Research Systems, Inc.	9,817
138	Gartner, Inc. Class A ●	9,837
1,820	Genpact Ltd. ●	33,426
199	Informatica Corp. ●	8,252
327	Micros Systems, Inc. ●	18,774

The accompanying notes are an integral part of these financial statements.

5

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.8% - (continued)
	Software and Services - 13.2% - (continued)
80	Solera Holdings, Inc.		$5,653
927	Vantiv, Inc. ●		30,239
225	VeriSign, Inc. ●		13,440
221	WEX, Inc. ●		21,933
114	Yelp, Inc. ●		7,872
			206,252
	Technology Hardware and Equipment - 4.3%
167	Amphenol Corp. Class A		14,911
83	FEI Co.		7,444
522	National Instruments Corp.		16,725
802	Trimble Navigation Ltd. ●		27,828
			66,908
	Transportation - 2.8%
472	Expeditors International of Washington, Inc.		20,889
114	Genesee & Wyoming, Inc. Class A ●		10,953
155	J.B. Hunt Transport Services, Inc.		12,020
			43,862
	Utilities - 2.0%
135	Northeast Utilities		5,716
445	UGI Corp.		18,470
164	Wisconsin Energy Corp.		6,761
			30,947
	Total common stocks
	(cost $1,104,479)		$1,562,902

	Total long-term investments
	(cost $1,104,479)		$1,562,902

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $262, collateralized by GNMA 4.00%, 2043, value of $267)
$262	0.005%, 12/31/2013		$262
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $251, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$256)
251	0.01%, 12/31/2013		251
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $890, collateralized by FHLMC
3.00% - 5.00%, 2019 - 2043, FNMA 0.76%
- 6.00%, 2016 - 2043, GNMA 1.50% -
	5.25%, 2028 - 2043, value of $908)
890	0.02%, 12/31/2013		890
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $803, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $819)
803	0.01%, 12/31/2013		803
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $1,445,
collateralized by U.S. Treasury Bond
3.88% - 8.13%, 2021 - 2040, U.S. Treasury
Note 0.25% - 3.38%, 2014 - 2020, value of
	$1,474)
1,445	0.01%, 12/31/2013		1,445
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $470, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $479)
470	0.01%, 12/31/2013		470
TD Securities TriParty Repurchase Agreement
(maturing on 01/02/2014 in the amount of
$1,127, collateralized by FFCB 0.20% -
0.50%, 2015 - 2016, FHLMC  0.38% -
5.25%, 2014 - 2042, FNMA 0.50% -
	7.13%, 2014 - 2043, value of $1,150)
1,127	0.01%, 12/31/2013		1,127
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $10, collateralized by U.S. Treasury Note 2.13%, 2015, value of $10)
10	0.01%, 12/31/2013		10
			5,258
	Total short-term investments
	(cost $5,258)		$5,258

	Total investments
	(cost $1,109,737) ▲	100.1%	$1,568,160
	Other assets and liabilities	(0.1)%	(2,051)
	Total net assets	100.0%	$1,566,109

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $1,114,726 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$464,579
Unrealized Depreciation	(11,145)
Net Unrealized Appreciation	$453,434

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford MidCap HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,562,902	$1,562,902	$–	$–
Short-Term Investments	5,258	–	5,258	–
Total	$1,568,160	$1,562,902	$5,258	$–

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford MidCap HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,109,737)	$1,568,160
Cash	7
Receivables:
Fund shares sold	182
Dividends and interest	810
Total assets	1,569,159
Liabilities:
Payables:
Investment securities purchased	895
Fund shares redeemed	1,860
Investment management fees	233
Distribution fees	4
Accrued expenses	58
Total liabilities	3,050
Net assets	$1,566,109
Summary of Net Assets:
Capital stock and paid-in-capital	$924,435
Undistributed net investment income	1,609
Accumulated net realized gain	181,642
Unrealized appreciation of investments	458,423
Net assets	$1,566,109
Shares authorized	2,400,000
Par value	$0.001
Class IA: Net asset value per share	$37.87
Shares outstanding	39,179
Net assets	$1,483,626
Class IB: Net asset value per share	$37.52
Shares outstanding	2,199
Net assets	$82,483

The accompanying notes are an integral part of these financial statements.

9

Hartford MidCap HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$14,032
Interest	3
Total investment income, net	14,035

Expenses:
Investment management fees	10,426
Transfer agent fees	6
Distribution fees - Class IB	196
Custodian fees	17
Accounting services fees	153
Board of Directors' fees	39
Audit fees	22
Other expenses	159
Total expenses (before fees paid indirectly)	11,018
Commission recapture	(23)
Custodian fee offset	—
Total fees paid indirectly	(23)
Total expenses, net	10,995
Net Investment Income	3,040

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	203,131
Net realized gain on foreign currency contracts	13
Net realized loss on other foreign currency transactions	(14)
Net Realized Gain on Investments and Foreign Currency Transactions	203,130

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	297,608
Net Changes in Unrealized Appreciation of Investments	297,608
Net Gain on Investments and Foreign Currency Transactions	500,738
Net Increase in Net Assets Resulting from Operations	$503,778

The accompanying notes are an integral part of these financial statements.

10

Hartford MidCap HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$3,040	$11,454
Net realized gain on investments and foreign currency transactions	203,130	115,900
Net unrealized appreciation of investments	297,608	113,137
Net Increase in Net Assets Resulting from Operations	503,778	240,491
Distributions to Shareholders:
From net investment income
Class IA	(1,638)	(10,752)
Class IB	(14)	(400)
Total from net investment income	(1,652)	(11,152)
From net realized gain on investments
Class IA	(53,879)	—
Class IB	(3,100)	—
Total from net realized gain on investments	(56,979)	—
Total distributions	(58,631)	(11,152)
Capital Share Transactions:
Class IA
Sold	98,550	143,048
Issued on reinvestment of distributions	55,517	10,752
Redeemed	(418,031)	(257,552)
Total capital share transactions	(263,964)	(103,752)
Class IB
Sold	11,537	15,835
Issued on reinvestment of distributions	3,114	400
Redeemed	(25,943)	(28,049)
Total capital share transactions	(11,292)	(11,814)
Net decrease from capital share transactions	(275,256)	(115,566)
Net Increase in Net Assets	169,891	113,773
Net Assets:
Beginning of period	1,396,218	1,282,445
End of period	$1,566,109	$1,396,218
Undistributed (distribution in excess of) net investment income	$1,609	$260
Shares:
Class IA
Sold	3,001	5,211
Issued on reinvestment of distributions	1,576	384
Redeemed	(12,467)	(9,535)
Total share activity	(7,890)	(3,940)
Class IB
Sold	353	600
Issued on reinvestment of distributions	90	14
Redeemed	(784)	(1,049)
Total share activity	(341)	(435)

The accompanying notes are an integral part of these financial statements.

11

Hartford MidCap HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford MidCap HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or

13

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

14

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in

15

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

its records with a value at least equal to the amount of the commitment. As of December 31, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of December 31, 2013.

b)	Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the year ended December 31, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$13	$—	$—	$—	$—	$13
Total	$—	$13	$—	$—	$—	$—	$13

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns

16

of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$13,250	$11,152
Long-Term Capital Gains*	45,381	—

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC Sec. 852(b)(3)(C).

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$14,012
Undistributed Long-Term Capital Gain	174,228
Unrealized Appreciation*	453,434
Total Accumulated Earnings	$641,674

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent

17

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(39)
Accumulated Net Realized Gain (Loss)	39

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

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The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.71%
Class IB	0.96

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used

19

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.03%	0.03%
Total Return Excluding Payment from Affiliate	30.92%	30.59%

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$519,156
Sales Proceeds Excluding U.S. Government Obligations	851,919

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

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11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

21

Hartford MidCap HLS Fund
Financial Highlights

	─Selected Per-Share Data(A) ─											─Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$28.16	$0.07		$11.02	$11.09	$(0.04)	$(1.34)	$(1.38)	$37.87	39.82%		$1,483,626	0.71%	0.71%	0.21%
IB	27.95	(0.02)		10.94	10.92	(0.01)	(1.34)	(1.35)	37.52	39.46		82,483	0.96	0.96	(0.05)

For the Year Ended December 31, 2012 (D)
IA	$23.77	$0.24		$4.38	$4.62	$(0.23)	$–	$(0.23)	$28.16	19.44%		$1,325,221	0.71%	0.71%	0.84%
IB	23.59	0.17		4.35	4.52	(0.16)	–	(0.16)	27.95	19.14		70,997	0.96	0.96	0.59

For the Year Ended December 31, 2011 (D)
IA	$26.01	$0.15		$(2.20)	$(2.05)	$(0.19)	$–	$(0.19)	$23.77	(7.92)%		$1,212,257	0.71%	0.71%	0.48%
IB	25.74	0.07		(2.17)	(2.10)	(0.05)	–	(0.05)	23.59	(8.16)		70,188	0.96	0.96	0.18

For the Year Ended December 31, 2010 (D)
IA	$21.12	$0.10		$4.85	$4.95	$(0.06)	$–	$(0.06)	$26.01	23.45%		$1,722,182	0.70%	0.70%	0.44%
IB	20.92	0.04		4.79	4.83	(0.01)	–	(0.01)	25.74	23.15		124,465	0.95	0.95	0.12

For the Year Ended December 31, 2009 (D)
IA	$16.21	$0.12	(E)	$4.89	$5.01	$(0.10)	$–	$(0.10)	$21.12	30.96	%(F)	$1,490,852	0.72%	0.72%	0.48%
IB	16.06	0.05	(E)	4.86	4.91	(0.05)	–	(0.05)	20.92	30.62	(F)	173,205	0.97	0.97	0.23

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	The impact of Payment from Affiliate per share was $0.01.
(F)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	34%
For the Year Ended December 31, 2012	51
For the Year Ended December 31, 2011	69
For the Year Ended December 31, 2010	52
For the Year Ended December 31, 2009	82

22

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford MidCap HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford MidCap HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

23

Hartford MidCap HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

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William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

25

Hartford MidCap HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford MidCap HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,192.70	$3.93	$1,000.00	$1,021.62	$3.62	0.71%	184	365
Class IB	$1,000.00	$1,191.20	$5.30	$1,000.00	$1,020.36	$4.89	0.96%	184	365

27

Hartford MidCap HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford MidCap HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

28

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1- and 5-year periods and the 4th quintile for the 3-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and below its benchmark for the 3- and 5-year periods. The Board considered that, in response to questions raised concerning the Fund’s performance, HFMC stated that it has confidence in the Fund’s portfolio management team and investment strategy.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

29

Hartford MidCap HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee and actual management fee were in the 2nd quintile of its expense group, while its total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information

30

provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

31

Hartford MidCap HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

32

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-MC13 2-14 113547-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD MIDCAP VALUE HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford MidCap Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford MidCap Value HLS Fund* inception 04/30/2001
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
MidCap Value IA	34.71%	22.57%	9.80%
MidCap Value IB	34.37%	22.27%	9.53%
Russell 2500 Value Index	33.32%	19.61%	9.29%
Russell Midcap Value Index	33.46%	21.16%	10.25%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.)

Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratios for Class IA and Class IB shares were 0.85% and 1.10% respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

*	The Fund has restrictions on the purchase of shares. A description of the restrictions can be found in the prospectus

2

Hartford MidCap Value HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Manager
James N. Mordy
Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford MidCap Value HLS Fund returned 34.71% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the Russell 2500 Value Index, which returned 33.32% for the same period. The Fund, however, underperformed the 35.85% average return of the Variable Products-Underlying Funds Lipper Mid-Cap Value Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities reached another all-time high in December and finished 2013 with a gain of 32.4%, as measured by the S&P 500 Index, the Index’s best return since 1997. The rally in U.S. equities began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better-than-expected corporate earnings, a robust housing market, and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another U.S. government shutdown in early 2014.

During the period, mid cap equities (+34%) underperformed small caps (+39%) but outperformed large caps (+32%) as represented by the S&P 400 MidCap, Russell 2000, and S&P 500 Indices, respectively. All ten sectors in the Russell 2500 Value Index gained during the period, with Health Care (+45.3%), Industrials (+45.0%), and Consumer Discretionary (+43.3%) performing the best. Utilities (+20.1%) and Energy (+24.4%) lagged on a relative basis.

The Fund’s relative outperformance versus the benchmark index was primarily due to sector allocation, a result of the bottom-up security selection process. An underweight to Financials and Utilities and an overweight to Information Technology were the primary drivers of benchmark-relative outperformance. Overall, security selection also contributed to positive results driven by strong stock selection within Industrials, Financials, and Materials, which outweighed weaker stock selection within Energy, Consumer Staples, and Health Care.

The largest contributors to benchmark-relative performance included Methanex (Materials), Unum Group (Financials), and Delta Air Lines (Industrials). Shares of Methanex, a Canada-based supplier of methanol to international markets in Asia Pacific, North America, Europe and Latin America, rose as the company started to relocate its idle facility from Chile to the U.S. to take advantage of cheap U.S. natural gas. This is a key element of management's strategy to boost capacity utilization and should provide more visible earnings growth over the next few years. Shares of Unum Group, a benefits and disability insurer, gained as management downplayed the need for additional provisioning against its long-term care exposure and also benefitted as interest rates rose. Shares of Delta Air Lines, a U.S.-based airline, rose during the period as Delta's March quarter was profitable for the first time in thirteen years, and the company announced strong third quarter results with solid earnings and operating profit improvement. Almirall SA (health care) also contributed to the Fund’s absolute performance.

The largest detractors from benchmark-relative returns included Cobalt International Energy (Energy), Impax Lab (Health Care), and BR Properties (Financials). Shares of Cobalt International Energy, an offshore energy explorer, fell as a result of disappointing well test results at the company’s Lontra well off the coast of Angola. Shares of Impax Lab, a U.S.-based pharmaceutical company, declined during the period after the company failed a critical inspection by the U.S. Food and Drug Administration (FDA) of a key manufacturing facility. This will result in further delays to potential new drug approvals. Shares of BR Properties, a Brazil-based company engaged in the real estate sector, underperformed on weaker sentiment towards Brazilian equities (negative money flow) ahead of a potential interest rate tightening cycle in Brazil, and on moderately higher office supply in Sao Paolo. Aeropostale (Consumer Discretionary) also detracted from the Fund’s absolute performance.

3

Hartford MidCap Value HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

Our macroeconomics group projects global gross domestic product (GDP) growth of roughly 3% in 2014. We expect the U.S. to be boosted by reduced fiscal drag, Europe should be somewhat improved, and emerging markets appear mixed with China stabilizing above 7% growth. Policy risk remains, but seems diminished versus recent years. We believe this should still be a healthy environment for equities, even if long-term interest rates edge gradually higher. However, in our opinion consensus expectations for growth have risen, along with valuations, and if unemployment continues to drop, investors are likely to increasingly fret about tighter Fed policy as the year progresses.

We did not make major changes to sector positioning during the quarter, other than to move to a slight overweight in Consumer Discretionary and a slight underweight in Energy. Given our outlook, we continue to believe that pro-cyclical positioning is appropriate; however, some valuation opportunities in some of the more interest rate sensitive groups are starting to emerge.

Despite the rise in mid-cap valuations generally, we continue to find opportunities to buy good companies at relatively discounted prices and observe that our portfolio still sells at a significant discount to our benchmark index on a forward price-earnings (P/E) basis.

As of the end of the period we were most overweight in the Information Technology, Industrials, and Materials sectors and most underweight in the Financials, Utilities, and Energy sectors relative to the benchmark.

Diversification by Sector
as of December 31, 2013
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.9%
Consumer Staples	3.3
Energy	5.4
Financials	25.1
Health Care	8.1
Industrials	16.9
Information Technology	14.5
Materials	9.2
Utilities	4.6
Total	99.0%
Short-Term Investments	0.7
Other Assets and Liabilities	0.3
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford MidCap Value HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles and Components - 0.9%
193	Goodyear (The) Tire & Rubber Co.	$4,591

	Banks - 7.3%
180	BankUnited, Inc.	5,932
182	Comerica, Inc.	8,652
325	EverBank Financial Corp.	5,953
157	First Midwest Bancorp, Inc.	2,747
88	Iberiabank Corp.	5,512
256	Zions Bancorporation	7,664
		36,460
	Capital Goods - 15.9%
265	Barnes Group, Inc.	10,154
86	Chicago Bridge & Iron Co. N.V.	7,183
89	Curtis-Wright Corp.	5,563
95	Esterline Technologies Corp. ●	9,674
76	Hubbell, Inc. Class B	8,255
185	KBR, Inc.	5,893
117	Moog, Inc. Class A ●	7,976
75	Pentair Ltd.	5,794
244	Rexel S.A.	6,416
20	Teledyne Technologies, Inc. ●	1,819
122	WESCO International, Inc. ●	11,147
		79,874
	Consumer Durables and Apparel - 5.8%
135	Lennar Corp.	5,329
279	Newell Rubbermaid, Inc.	9,033
2,513	Samsonite International S.A.	7,666
188	Toll Brothers, Inc. ●	6,963
		28,991
	Consumer Services - 1.4%
191	Norwegian Cruise Line Holdings Ltd. ●	6,775

	Diversified Financials - 1.6%
173	LPL Financial Holdings, Inc.	8,131
452	Solar Cayman Ltd. ⌂■●†	32
		8,163
	Energy - 5.4%
389	Cobalt International Energy, Inc. ●	6,401
49	Diamondback Energy, Inc. ●	2,595
36	HollyFrontier Corp.	1,784
139	Newfield Exploration Co. ●	3,426
114	Ocean Rig UDW, Inc. ●	2,187
187	QEP Resources, Inc.	5,737
395	Trican Well Service Ltd.	4,828
		26,958
	Food, Beverage and Tobacco - 3.3%
15	Bunge Ltd. Finance Corp.	1,256
223	Ebro Foods S.A.	5,236
99	Ingredion, Inc.	6,805
809	Treasury Wine Estates Ltd.	3,488
		16,785
	Health Care Equipment and Services - 3.5%
283	Brookdale Senior Living, Inc. ●	7,678
58	Community Health Systems, Inc. ●	2,270
111	Wellcare Health Plans, Inc. ●	7,810
		17,758
	Insurance - 9.4%
97	Argo Group International Holdings Ltd.	4,519
135	Hanover Insurance Group, Inc.	8,061
55	Principal Financial Group, Inc.	2,732
152	Reinsurance Group of America, Inc.	11,775
356	Unum Group	12,499
237	XL Group plc	7,539
		47,125
	Materials - 9.2%
141	Cabot Corp.	7,232
117	Celanese Corp.	6,471
337	Louisiana-Pacific Corp. ●	6,242
203	Methanex Corp. ADR	12,049
128	Owens-Illinois, Inc. ●	4,587
120	Packaging Corp. of America	7,619
245	Rexam plc	2,155
		46,355
	Media - 1.7%
93	AMC Entertainment Holdings ●	1,917
370	Interpublic Group of Cos., Inc.	6,551
		8,468
	Pharmaceuticals, Biotechnology and Life Sciences - 4.6%
682	Almirall S.A.	11,111
72	Ono Pharmaceutical Co., Ltd.	6,267
75	UCB S.A.	5,591
		22,969
	Real Estate - 6.8%
168	American Assets Trust, Inc. REIT	5,265
218	Blackstone Mortgage Trust, Inc. REIT	5,904
166	Equity Lifestyle Properties, Inc. REIT	6,029
88	Extra Space Storage, Inc. REIT	3,707
255	Forest City Enterprises, Inc. REIT ●	4,878
102	Hatteras Financial Corp. REIT	1,665
138	Plum Creek Timber Co., Inc. REIT	6,395
		33,843
	Retailing - 2.1%
171	Express, Inc. ●	3,183
109	GNC Holdings, Inc.	6,394
13	Ross Stores, Inc.	982
		10,559
	Semiconductors and Semiconductor Equipment - 8.1%
205	Avago Technologies Ltd.	10,858
153	Maxim Integrated Products, Inc.	4,267
313	Microsemi Corp. ●	7,807
212	NXP Semiconductors N.V. ●	9,756
275	Skyworks Solutions, Inc. ●	7,845
		40,533
	Software and Services - 3.7%
214	Booz Allen Hamilton Holding Corp.	4,094
94	Check Point Software Technologies Ltd. ADR ●	6,091
194	Verint Systems, Inc. ●	8,322
		18,507
	Technology Hardware and Equipment - 2.7%
205	Arrow Electronics, Inc. ●	11,105
35	SanDisk Corp.	2,462
		13,567
	Transportation - 1.0%
120	Avis Budget Group, Inc. ●	4,842

	Utilities - 4.6%
104	Alliant Energy Corp.	5,371

The accompanying notes are an integral part of these financial statements.

5

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Utilities - 4.6% - (continued)
148	Great Plains Energy, Inc.		$3,585
182	UGI Corp.		7,529
151	Westar Energy, Inc.		4,861
42	Wisconsin Energy Corp.		1,753
			23,099
	Total common stocks
	(cost $370,131)		$496,222

	Total long-term investments
	(cost $370,131)		$496,222

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $177, collateralized by GNMA 4.00%, 2043, value of $181)
$177	0.005%, 12/31/2013		$177
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $171, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$174)
171	0.01%, 12/31/2013		171
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $604, collateralized by FHLMC
3.00% - 5.00%, 2019 - 2043, FNMA 0.76%
- 6.00%, 2016 - 2043, GNMA 1.50% -
	5.25%, 2028 - 2043, value of $616)
604	0.02%, 12/31/2013		604
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $545, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $556)
545	0.01%, 12/31/2013		545
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $980,
collateralized by U.S. Treasury Bond 3.88%
- 8.13%, 2021 - 2040, U.S. Treasury Note
0.25% - 3.38%, 2014 - 2020, value of
	$1,000)
980	0.01%, 12/31/2013		980
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $318, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $325)
318	0.01%, 12/31/2013		318
TD Securities TriParty Repurchase Agreement
(maturing on 01/02/2014 in the amount of
$765, collateralized by FFCB 0.20% -
0.50%, 2015 - 2016, FHLMC  0.38% -
5.25%, 2014 - 2042, FNMA 0.50% - 7.13%,
	2014 - 2043, value of $780)
765	0.01%, 12/31/2013		765
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $7, collateralized by U.S. Treasury Note 2.13%, 2015, value of $7)
7	0.01%, 12/31/2013		7
			3,567
	Total short-term investments
	(cost $3,567)		$3,567

	Total investments
	(cost $373,698) ▲	99.7%	$499,789
	Other assets and liabilities	0.3%	1,367
	Total net assets	100.0%	$501,156

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $376,281 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$129,510
Unrealized Depreciation	(6,002)
Net Unrealized Appreciation	$123,508

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At December 31, 2013, the aggregate value of these securities was $32, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	452	Solar Cayman Ltd. - 144A	$132

At December 31, 2013, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at December 31, 2013
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	01/06/2014	JPM	$90	$90	$–
AUD	Sell	01/02/2014	DEUT	7	7	–
CAD	Sell	01/03/2014	BOA	11	11	–
CAD	Sell	01/06/2014	SSG	6	6	–
EUR	Sell	01/02/2014	UBS	63	63	–
GBP	Sell	01/02/2014	BCLY	5	5	–
HKD	Sell	01/02/2014	DEUT	17	17	–
JPY	Sell	01/06/2014	BCLY	463	461	2
JPY	Sell	01/07/2014	DEUT	17	17	–
						$2

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

7

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Hartford MidCap Value HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$496,222	$448,260	$47,930	$32
Short-Term Investments	3,567	–	3,567	–
Total	$499,789	$448,260	$51,497	$32
Foreign Currency Contracts *	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013
Assets:
Common Stocks	$4,172	$4,378	$(3,105	)*	$—	$—	$(5,413)	$—	$—	$32
Total	$4,172	$4,378	$(3,105)		$—	$—	$(5,413)	$—	$—	$32

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

9

Hartford MidCap Value HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $373,698)	$499,789
Cash	1
Unrealized appreciation on foreign currency contracts	2
Receivables:
Investment securities sold	3,307
Fund shares sold	80
Dividends and interest	540
Total assets	503,719
Liabilities:
Unrealized depreciation on foreign currency contracts	—
Bank overdraft - foreign cash	—
Payables:
Investment securities purchased	2,097
Fund shares redeemed	324
Investment management fees	88
Distribution fees	7
Accrued expenses	47
Total liabilities	2,563
Net assets	$501,156
Summary of Net Assets:
Capital stock and paid-in-capital	$315,210
Undistributed net investment income	1,667
Accumulated net realized gain	58,187
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	126,092
Net assets	$501,156
Shares authorized	1,200,000
Par value	$0.001
Class IA: Net asset value per share	$15.51
Shares outstanding	24,326
Net assets	$377,272
Class IB: Net asset value per share	$15.42
Shares outstanding	8,034
Net assets	$123,884

The accompanying notes are an integral part of these financial statements.

10

Hartford MidCap Value HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$6,751
Interest	5
Less: Foreign tax withheld	(108)
Total investment income, net	6,648

Expenses:
Investment management fees	3,799
Transfer agent fees	3
Distribution fees - Class IB	298
Custodian fees	8
Accounting services fees	48
Board of Directors' fees	12
Audit fees	15
Other expenses	120
Total expenses (before fees paid indirectly)	4,303
Commission recapture	(26)
Custodian fee offset	—
Total fees paid indirectly	(26)
Total expenses, net	4,277
Net Investment Income	2,371

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	86,320
Net realized gain on foreign currency contracts	58
Net realized loss on other foreign currency transactions	(69)
Net Realized Gain on Investments and Foreign Currency Transactions	86,309

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	51,786
Net unrealized appreciation of foreign currency contracts	2
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(1)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	51,787
Net Gain on Investments and Foreign Currency Transactions	138,096
Net Increase in Net Assets Resulting from Operations	$140,467

The accompanying notes are an integral part of these financial statements.

11

Hartford MidCap Value HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$2,371	$4,416
Net realized gain on investments and foreign currency transactions	86,309	41,884
Net unrealized appreciation of investments and foreign currency transactions	51,787	57,149
Net Increase in Net Assets Resulting from Operations	140,467	103,449
Distributions to Shareholders:
From net investment income
Class IA	(4,389)	(3,876)
Class IB	(1,173)	(1,020)
Total distributions	(5,562)	(4,896)
Capital Share Transactions:
Class IA
Sold	35,081	20,918
Issued on reinvestment of distributions	4,389	3,876
Redeemed	(87,130)	(116,036)
Total capital share transactions	(47,660)	(91,242)
Class IB
Sold	13,985	7,023
Issued on reinvestment of distributions	1,173	1,020
Redeemed	(38,177)	(36,570)
Total capital share transactions	(23,019)	(28,527)
Net decrease from capital share transactions	(70,679)	(119,769)
Net Increase (Decrease) in Net Assets	64,226	(21,216)
Net Assets:
Beginning of period	436,930	458,146
End of period	$501,156	$436,930
Undistributed (distribution in excess of) net investment income	$1,667	$4,238
Shares:
Class IA
Sold	2,657	1,942
Issued on reinvestment of distributions	312	357
Redeemed	(6,440)	(10,694)
Total share activity	(3,471)	(8,395)
Class IB
Sold	1,052	652
Issued on reinvestment of distributions	84	94
Redeemed	(2,853)	(3,421)
Total share activity	(1,717)	(2,675)

The accompanying notes are an integral part of these financial statements.

12

Hartford MidCap Value HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford MidCap Value HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using

13

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the

14

Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

15

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid

16

investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of December 31, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of December 31, 2013.

17

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$2	$—	$—	$—	$—	$2
Total	$—	$2	$—	$—	$—	$—	$2

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$58	$—	$—	$—	$—	$58
Total	$—	$58	$—	$—	$—	$—	$58

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$2	$—	$—	$—	$—	$2
Total	$—	$2	$—	$—	$—	$—	$2

The derivatives held by the Fund as of December 31, 2013 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for

18

corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$5,562	$4,896

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$3,177
Undistributed Long-Term Capital Gain	60,097
Accumulated Capital and Other Losses*	(837)
Unrealized Appreciation†	123,509
Total Accumulated Earnings	$185,946

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

19

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$620
Accumulated Net Realized Gain (Loss)	(620)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$837
Total	$837

As a result of current or past mergers in the Fund, certain provisions in the Internal Revenue Code may limit the future utilization of capital losses.  During the year ended December 31, 2013, the Fund utilized $22,439 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement

20

for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.8000%
On next $500 million	0.7250%
On next $1.5 billion	0.6750%
On next $2.5 billion	0.6700%
On next $5 billion	0.6650%
Over $10 billion	0.6600%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.84%
Class IB	1.09

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the

21

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	44.18%	43.82%

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$228,750
Sales Proceeds Excluding U.S. Government Obligations	300,081

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

22

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

23

Hartford MidCap Value HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$11.65	$0.08	$3.95	$4.03	$(0.17)	$–	$(0.17)	$15.51	34.71%		$377,272	0.84%	0.84%	0.56%
IB	11.59	0.04	3.93	3.97	(0.14)	–	(0.14)	15.42	34.37		123,884	1.09	1.09	0.31

For the Year Ended December 31, 2012 (D)
IA	$9.44	$0.14	$2.20	$2.34	$(0.13)	$–	$(0.13)	$11.65	24.95%		$323,934	0.85%	0.85%	1.03%
IB	9.38	0.10	2.21	2.31	(0.10)	–	(0.10)	11.59	24.64		112,996	1.10	1.10	0.79

For the Year Ended December 31, 2011 (D)
IA	$10.32	$0.07	$(0.95)	$(0.88)	$–	$–	$–	$9.44	(8.56)%		$341,583	0.83%	0.83%	0.57%
IB	10.29	0.04	(0.95)	(0.91)	–	–	–	9.38	(8.79)		116,563	1.08	1.08	0.32

For the Year Ended December 31, 2010
IA	$8.33	$0.05	$2.00	$2.05	$(0.06)	$–	$(0.06)	$10.32	24.67%		$462,281	0.85%	0.85%	0.57%
IB	8.30	0.03	1.99	2.02	(0.03)	–	(0.03)	10.29	24.36		163,498	1.10	1.10	0.30

For the Year Ended December 31, 2009 (D)
IA	$5.82	$0.07	$2.50	$2.57	$(0.06)	$–	$(0.06)	$8.33	44.19	%(E)	$348,742	0.86%	0.86%	0.87%
IB	5.80	0.05	2.49	2.54	(0.04)	–	(0.04)	8.30	43.83	(E)	145,920	1.11	1.11	0.62

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

	Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	49%
For the Year Ended December 31, 2012	45
For the Year Ended December 31, 2011	43
For the Year Ended December 31, 2010	57	(A)
For the Year Ended December 31, 2009	50

(A)	During the year ended December 31, 2010, the Fund incurred $89.7 million in purchases associated with the transition of assets from Hartford SmallCap Value HLS Fund, which merged into the Fund on July 30, 2010. These purchases were excluded from the portfolio turnover calculation.

24

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford MidCap Value HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford MidCap Value HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

25

Hartford MidCap Value HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

26

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

27

Hartford MidCap Value HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford MidCap Value HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,175.50	$4.62	$1,000.00	$1,020.95	$4.30	0.84%	184	365
Class IB	$1,000.00	$1,173.90	$5.99	$1,000.00	$1,019.69	$5.57	1.09%	184	365

29

Hartford MidCap Value HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford MidCap Value HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

30

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio manager, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio manager, the number of accounts managed by the portfolio manager, and the Sub-adviser’s method for compensating the portfolio manager.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1- and 5-year periods and the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period, in line with its benchmark for the 3-year period and above its benchmark for the 5-year period.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

31

Hartford MidCap Value HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements(Unaudited) – (continued)

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile of its expense group.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

32

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

33

Hartford MidCap Value HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Value Investing Risk: Value investments are considered to be undervalued, but they may never attain their potential value. Value-style investing falls in and out of favor, which may result in periods of underperformance.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

34

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-MCV13 2-14 113548-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Portfolio Diversifier HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Portfolio Diversifier HLS Fund inception 06/06/2011
(sub-advised by Hartford Investment Management Company)

Investment objective – Seeks to produce investment performance that mitigates against significant declines in the aggregate value of investment allocations to equity mutual funds under certain variable annuity contracts, while also preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating.

Performance overview 6/06/11 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 12/31/13)

	1 Year	Since Inception▲
Portfolio Diversifier IB	-12.96%	-7.28%
Barclays U.S. Aggregate Bond Index	-2.02%	2.56%
S&P 500 Index	32.39%	17.72%

▲	Inception: 06/06/2011

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 0.85% and the gross total annual operating expense ratio for Class IB shares was 0.91%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect until April 30, 2014, and automatically renew for one-year terms unless terminated by the Fund’s investment adviser (Hartford Funds Management Company, LLC), or upon approval of the Board of Directors of the Fund. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Portfolio Diversifier HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Paul Bukowski, CFA	James Ong, CFA
Executive Vice President and Head of Quantitative Equities	Vice President

How did the Fund perform?

The Class IB shares of the Hartford Portfolio Diversifier HLS Fund returned -12.96% for the twelve-month period ended December 31, 2013, compared to the returns of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which returned -2.02% and 32.39%, respectively, for the same period.

Why did the Fund perform this way?

The Fund performed in line with expectations. The Fund generally invests in securities and other instruments that increase in value as the S&P 500 Index declines (protection), and securities and other instruments that are expected to approximate the performance of the Barclays U.S. Aggregate Bond and S&P 500 Indices.

Overall the Fund declined in value as it is designed to achieve performance generally “contra” to that of the S&P 500 Index, which posted strong performance appreciating over 15% during the second half of the year. The Fund’s protection securities, short S&P 500 futures and a modest short and long term S&P 500 put position declined in value, providing a headwind (i.e. negative impact) to performance during the second half of the year. The fixed income sleeve provided a very modest headwind to Fund performance as it modestly decreased.

What is your outlook?

Despite the start of tapering of bond buying by the U.S. Federal Reserve (Fed), the equity market’s performance, as measured by the S&P 500 Index, accelerated from its 5.2% third quarter pace to 10.5% in the fourth quarter. This was helped by the markets moving beyond major headwinds such as sequestration, budget battles, and possible military confrontations with Iran and Syria and leveraging tailwinds such as generally positive and improving macro and earnings data. For all of 2013, U.S. equity markets outperformed non-U.S. equities (MSCI All Country World ex USA, 15.78%), as well as other asset classes such as cash (3 Month T-Bills, 0.07%), bonds (Long Term Treasury Bonds, -13.29%), and gold (-27.79%).

Looking forward we expect improving macro, revenue, and earnings data that should support modestly positive (i.e. not the size we have seen recently) equity returns over the next quarter or so. Our major concern is that this rally is beginning to get a little long in the tooth without having to endure any significant pull back. We don’t subscribe to the equity market bubble thesis, but since June of 2012 the S&P 500 Index has had only one significant drawdown, a 6% pullback which occurred from late-May to late-June 2013. Historically, this is a fairly small drawdown for a given year. Drawdowns of 10% or greater are more typical, and we think we are due for a more typical/significant drawdown. The risk to this forecast is that earnings, sales and other fundamental factors may come in much better or worse than we currently expect.

Diversification by Security Type

as of December 31, 2013

Category	Percentage of Net Assets
Equity Securities
Common Stocks	22.0%
Exchange Traded Funds	0.1
Put Options Purchased	0.8
Total	22.9%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.8%
Corporate Bonds	10.7
Foreign Government Obligations	0.8
Municipal Bonds	0.2
U.S. Government Agencies	13.4
U.S. Government Securities	16.3
Total	42.2%
Short-Term Investments	36.5%
Other Assets and Liabilities	(1.6)
Total	100.0%

Credit Exposure

as of December 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	13.6%
Aa / AA	18.9
A	4.3
Baa / BBB	5.3
Ba / BB	0.0
Not Rated	0.1
Non-Debt Securities and Other Short-Term Instruments	59.4
Other Assets and Liabilities	(1.6)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

3

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 22.0%
	Automobiles and Components - 0.3%
1	BorgWarner, Inc.	$75
2	Delphi Automotive plc	100
23	Ford Motor Co.	360
7	General Motors Co. ●	275
1	Goodyear (The) Tire & Rubber Co.	35
1	Harley-Davidson, Inc.	91
4	Johnson Controls, Inc.	208
		1,144
	Banks - 0.6%
4	BB&T Corp.	156
1	Comerica, Inc.	51
5	Fifth Third Bancorp	110
3	Hudson City Bancorp, Inc.	26
5	Huntington Bancshares, Inc.	47
5	KeyCorp	71
1	M&T Bank Corp.	89
2	People's United Financial, Inc.	28
3	PNC Financial Services Group, Inc.	244
8	Regions Financial Corp.	81
3	SunTrust Banks, Inc.	117
11	US Bancorp	437
28	Wells Fargo & Co.	1,288
1	Zions Bancorporation	33
		2,778
	Capital Goods - 1.8%
4	3M Co.	531
1	AMETEK, Inc.	77
4	Boeing Co.	559
4	Caterpillar, Inc.	342
1	Cummins, Inc.	146
4	Danaher Corp.	274
2	Deere & Co.	207
1	Dover Corp.	97
3	Eaton Corp. plc	214
4	Emerson Electric Co.	292
2	Fastenal Co.	77
1	Flowserve Corp.	65
1	Fluor Corp.	78
2	General Dynamics Corp.	189
60	General Electric Co.	1,679
5	Honeywell International, Inc.	425
2	Illinois Tool Works, Inc.	203
2	Ingersoll-Rand plc	98
1	Jacobs Engineering Group, Inc. ●	49
1	Joy Global, Inc.	37
1	L-3 Communications Holdings, Inc.	56
2	Lockheed Martin Corp.	237
2	Masco Corp.	48
1	Northrop Grumman Corp.	150
2	PACCAR, Inc.	124
1	Pall Corp.	56
1	Parker-Hannifin Corp.	113
1	Pentair Ltd.	92
1	Precision Castparts Corp.	231
1	Quanta Services, Inc. ●	40
2	Raytheon Co.	171
1	Rockwell Automation, Inc.	97
1	Rockwell Collins, Inc.	59
1	Roper Industries, Inc.	82
—	Snap-On, Inc.	38
1	Stanley Black & Decker, Inc.	75
2	Textron, Inc.	61
5	United Technologies Corp.	568
—	W.W. Grainger, Inc.	95
1	Xylem, Inc.	37
		8,069
	Commercial and Professional Services - 0.2%
1	ADT (The) Corp.	48
1	Avery Dennison Corp.	29
1	Cintas Corp.	36
—	Dun & Bradstreet Corp.	28
1	Equifax, Inc. ●	50
1	Iron Mountain, Inc.	30
1	Nielsen Holdings N.V.	69
1	Pitney Bowes, Inc.	28
2	Republic Services, Inc.	53
1	Robert Half International, Inc.	34
1	Stericycle, Inc. ●	59
3	Tyco International Ltd.	113
3	Waste Management, Inc.	116
		693
	Consumer Durables and Apparel - 0.3%
2	Coach, Inc.	93
2	D.R. Horton, Inc. ●	38
—	Fossil Group, Inc. ●	35
1	Garmin Ltd.	34
—	Harman International Industries, Inc.	32
1	Hasbro, Inc.	38
1	Leggett & Platt, Inc.	26
1	Lennar Corp.	39
2	Mattel, Inc.	95
1	Michael Kors Holdings Ltd. ●	86
—	Mohawk Industries, Inc. ●	54
2	Newell Rubbermaid, Inc.	55
4	NIKE, Inc. Class B	348
2	Pulte Group, Inc.	41
—	PVH Corp.	66
—	Ralph Lauren Corp.	62
2	V.F. Corp.	130
—	Whirlpool Corp.	72
		1,344
	Consumer Services - 0.4%
3	Carnival Corp.	104
—	Chipotle Mexican Grill, Inc. ●	96
1	Darden Restaurants, Inc.	42
2	H & R Block, Inc.	47
1	International Game Technology	27
1	Marriott International, Inc. Class A	65
6	McDonald's Corp.	571
4	Starbucks Corp.	350
1	Starwood Hotels & Resorts, Inc.	90
1	Wyndham Worldwide Corp.	57
—	Wynn Resorts Ltd.	94
3	Yum! Brands, Inc.	199
		1,742
	Diversified Financials - 1.5%
5	American Express Co.	495
1	Ameriprise Financial, Inc.	133

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 22.0% - (continued)
	Diversified Financials - 1.5% - (continued)
63	Bank of America Corp.	$983
7	Bank of New York Mellon Corp.	238
1	BlackRock, Inc.	239
3	Capital One Financial Corp.	262
7	Charles Schwab Corp.	178
18	Citigroup, Inc.	936
2	CME Group, Inc.	146
3	Discover Financial Services, Inc.	158
2	E*Trade Financial Corp. ●	33
2	Franklin Resources, Inc.	138
2	Goldman Sachs Group, Inc.	442
1	IntercontinentalExchange Group, Inc.	154
3	Invesco Ltd.	95
22	JP Morgan Chase & Co.	1,301
1	Legg Mason, Inc.	28
2	Leucadia National Corp.	53
1	Moody's Corp.	88
8	Morgan Stanley	257
1	Nasdaq OMX Group, Inc.	27
1	Northern Trust Corp.	82
3	SLM Corp.	68
3	State Street Corp.	191
2	T. Rowe Price Group, Inc.	130
		6,855
	Energy - 2.3%
3	Anadarko Petroleum Corp.	236
2	Apache Corp.	203
3	Baker Hughes, Inc.	145
2	Cabot Oil & Gas Corp.	97
1	Cameron International Corp. ●	84
3	Chesapeake Energy Corp.	81
11	Chevron Corp.	1,422
7	ConocoPhillips Holding Co.	512
1	Consol Energy, Inc.	51
2	Denbury Resources, Inc. ●	36
2	Devon Energy Corp.	139
—	Diamond Offshore Drilling, Inc.	24
1	Ensco plc	79
2	EOG Resources, Inc.	272
1	EQT Corp.	80
26	Exxon Mobil Corp.	2,617
1	FMC Technologies, Inc. ●	73
5	Halliburton Co.	255
1	Helmerich & Payne, Inc.	53
2	Hess Corp.	140
4	Kinder Morgan, Inc.	143
4	Marathon Oil Corp.	146
2	Marathon Petroleum Corp.	164
1	Murphy Oil Corp.	68
2	Nabors Industries Ltd.	26
3	National Oilwell Varco, Inc.	201
1	Newfield Exploration Co. ●	20
1	Noble Corp. plc	56
2	Noble Energy, Inc.	145
5	Occidental Petroleum Corp.	454
2	Peabody Energy Corp.	31
4	Phillips 66	274
1	Pioneer Natural Resources Co.	156
1	QEP Resources, Inc.	33
1	Range Resources Corp.	81
1	Rowan Cos. plc Class A ●	26
8	Schlumberger Ltd.	702
2	Southwestern Energy Co. ●	82
4	Spectra Energy Corp.	141
1	Tesoro Corp.	46
2	Transocean, Inc.	99
3	Valero Energy Corp.	161
4	Williams Cos., Inc.	156
1	WPX Energy, Inc. ●	24
		10,034
	Food and Staples Retailing - 0.5%
3	Costco Wholesale Corp.	308
7	CVS Caremark Corp.	504
3	Kroger (The) Co.	122
1	Safeway, Inc.	47
3	Sysco Corp.	124
5	Walgreen Co.	296
10	Wal-Mart Stores, Inc.	753
2	Whole Foods Market, Inc.	128
		2,282
	Food, Beverage and Tobacco - 1.2%
12	Altria Group, Inc.	455
4	Archer-Daniels-Midland Co.	169
1	Beam, Inc.	66
1	Brown-Forman Corp.	72
1	Campbell Soup Co.	46
22	Coca-Cola Co.	929
1	Coca-Cola Enterprises, Inc.	63
3	ConAgra Foods, Inc.	84
1	Constellation Brands, Inc. Class A ●	69
1	Dr. Pepper Snapple Group	58
4	General Mills, Inc.	187
1	Hershey Co.	87
1	Hormel Foods Corp.	36
1	J.M. Smucker Co.	64
2	Kellogg Co.	93
4	Kraft Foods Group, Inc.	190
2	Lorillard, Inc.	110
1	McCormick & Co., Inc.	54
1	Mead Johnson Nutrition Co.	100
1	Molson Coors Brewing Co.	53
10	Mondelez International, Inc.	367
1	Monster Beverage Corp. ●	54
9	PepsiCo, Inc.	753
9	Philip Morris International, Inc.	826
2	Reynolds American, Inc.	93
2	Tyson Foods, Inc. Class A	54
		5,132
	Health Care Equipment and Services - 0.9%
9	Abbott Laboratories	351
2	Aetna, Inc.	150
1	AmerisourceBergen Corp.	96
—	Bard (C.R.), Inc.	62
3	Baxter International, Inc.	224
1	Becton, Dickinson & Co.	127
8	Boston Scientific Corp. ●	95
2	Cardinal Health, Inc.	135
1	CareFusion Corp. ●	49

The accompanying notes are an integral part of these financial statements.

5

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 22.0% - (continued)
	Health Care Equipment and Services - 0.9% - (continued)
2	Cerner Corp. ●	$98
2	CIGNA Corp.	143
3	Covidien plc	185
1	DaVita HealthCare Partners, Inc. ●	67
1	Dentsply International, Inc.	41
1	Edwards Lifesciences Corp. ●	42
5	Express Scripts Holding Co. ●	335
1	Humana, Inc.	95
—	Intuitive Surgical, Inc. ●	85
1	Laboratory Corp. of America Holdings ●	47
1	McKesson Corp.	220
6	Medtronic, Inc.	339
—	Patterson Cos., Inc.	20
1	Quest Diagnostics, Inc.	46
2	St. Jude Medical, Inc.	107
2	Stryker Corp.	132
1	Tenet Healthcare Corp. ●	25
6	UnitedHealth Group, Inc.	449
1	Varian Medical Systems, Inc. ●	49
2	Wellpoint, Inc.	162
1	Zimmer Holdings, Inc.	94
		4,070
	Household and Personal Products - 0.5%
3	Avon Products, Inc.	44
1	Clorox Co.	71
5	Colgate-Palmolive Co.	339
2	Estee Lauder Co., Inc.	115
2	Kimberly-Clark Corp.	236
16	Procter & Gamble Co.	1,310
		2,115
	Insurance - 1.0%
2	ACE Ltd.	212
3	Aflac, Inc.	194
3	Allstate (The) Corp.	149
9	American International Group, Inc.	452
2	Aon plc	150
—	Assurant, Inc.	29
11	Berkshire Hathaway, Inc. Class B ●	1,284
2	Chubb Corp.	146
1	Cincinnati Financial Corp.	46
3	Genworth Financial, Inc. ●	46
2	Lincoln National Corp.	84
2	Loews Corp.	89
3	Marsh & McLennan Cos., Inc.	157
7	MetLife, Inc.	376
2	Principal Financial Group, Inc.	84
3	Progressive Corp.	90
3	Prudential Financial, Inc.	266
1	Torchmark Corp.	44
2	Travelers Cos., Inc.	199
2	Unum Group	57
2	XL Group plc	54
		4,208
	Materials - 0.8%
1	Air Products & Chemicals, Inc.	140
—	Airgas, Inc.	44
6	Alcoa, Inc.	67
1	Allegheny Technologies, Inc.	23
1	Ball Corp.	44
1	Bemis Co., Inc.	25
—	CF Industries Holdings, Inc.	80
1	Cliff's Natural Resources, Inc.	23
7	Dow Chemical Co.	319
5	E.I. DuPont de Nemours & Co.	356
1	Eastman Chemical Co.	74
2	Ecolab, Inc.	167
1	FMC Corp.	59
6	Freeport-McMoRan Copper & Gold, Inc.	232
—	International Flavors & Fragrances, Inc.	42
3	International Paper Co.	129
3	LyondellBasell Industries Class A	207
1	MeadWestvaco Corp.	39
3	Monsanto Co.	362
2	Mosaic Co.	95
3	Newmont Mining Corp.	68
2	Nucor Corp.	101
1	Owens-Illinois, Inc. ●	35
1	PPG Industries, Inc.	160
2	Praxair, Inc.	226
1	Sealed Air Corp.	39
1	Sherwin-Williams Co.	93
1	Sigma-Aldrich Corp.	67
1	United States Steel Corp.	25
1	Vulcan Materials Co.	46
		3,387
	Media - 0.8%
1	Cablevision Systems Corp.	22
3	CBS Corp. Class B	210
15	Comcast Corp. Class A	802
3	DirecTV ●	200
1	Discovery Communications, Inc. ●	121
1	Gannett Co., Inc.	40
—	Graham Holdings Co. ●	17
2	Interpublic Group of Cos., Inc.	43
2	McGraw Hill Financial, Inc.	126
3	News Corp. Class A ●	53
2	Omnicom Group, Inc.	113
1	Scripps Networks Interactive Class A	56
2	Time Warner Cable, Inc.	226
5	Time Warner, Inc.	373
12	Twenty-First Century Fox, Inc.	409
2	Viacom, Inc. Class B	210
10	Walt Disney Co.	739
		3,760
	Pharmaceuticals, Biotechnology and Life Sciences - 1.9%
9	AbbVie, Inc.	497
1	Actavis plc ●	173
2	Agilent Technologies, Inc.	112
1	Alexion Pharmaceuticals, Inc. ●	154
2	Allergan, Inc.	196
4	Amgen, Inc.	510
1	Biogen Idec, Inc. ●	391
10	Bristol-Myers Squibb Co.	518
2	Celgene Corp. ●	412
6	Eli Lilly & Co.	299
1	Forest Laboratories, Inc. ●	85

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 22.0% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 1.9% - (continued)
9	Gilead Sciences, Inc. ●	$682
1	Hospira, Inc. ●	41
17	Johnson & Johnson	1,530
1	Life Technologies Corp. ●	78
17	Merck & Co., Inc.	866
2	Mylan, Inc. ●	98
1	PerkinElmer, Inc.	27
1	Perrigo Co. plc	118
38	Pfizer, Inc.	1,175
—	Regeneron Pharmaceuticals, Inc. ●	128
2	Thermo Fisher Scientific, Inc.	239
1	Vertex Pharmaceuticals, Inc. ●	103
1	Waters Corp. ●	51
3	Zoetis, Inc.	97
		8,580
	Real Estate - 0.4%
2	American Tower Corp. REIT	186
1	Apartment Investment & Management Co. Class A REIT	22
1	AvalonBay Communities, Inc. REIT	85
1	Boston Properties, Inc. REIT	91
2	CBRE Group, Inc. ●	43
2	Equity Residential Properties Trust REIT	103
3	General Growth Properties, Inc. REIT	64
3	HCP, Inc. REIT	98
2	Health Care, Inc. REIT	92
4	Host Hotels & Resorts, Inc. REIT	87
2	Kimco Realty Corp. REIT	48
1	Macerich Co. REIT	49
1	Plum Creek Timber Co., Inc. REIT	49
3	ProLogis L.P. REIT	109
1	Public Storage REIT	128
2	Simon Property Group, Inc. REIT	280
2	Ventas, Inc. REIT	100
1	Vornado Realty Trust REIT	92
3	Weyerhaeuser Co. REIT	109
		1,835
	Retailing - 1.0%
2	Amazon.com, Inc. ●	877
—	AutoNation, Inc. ●	19
—	AutoZone, Inc. ●	94
1	Bed Bath & Beyond, Inc. ●	102
2	Best Buy Co., Inc.	64
1	CarMax, Inc. ●	62
2	Dollar General Corp. ●	105
1	Dollar Tree, Inc. ●	70
1	Expedia, Inc.	42
1	Family Dollar Stores, Inc.	37
1	GameStop Corp. Class A	34
2	Gap, Inc.	61
1	Genuine Parts Co.	76
8	Home Depot, Inc.	686
1	Kohl's Corp.	68
1	L Brands, Inc.	89
6	Lowe's Cos., Inc.	307
2	Macy's, Inc.	117
—	Netflix, Inc. ●	130
1	Nordstrom, Inc.	53
1	O'Reilly Automotive, Inc. ●	81
1	PetSmart, Inc.	45
—	Priceline.com, Inc. ●	349
1	Ross Stores, Inc.	96
4	Staples, Inc.	62
4	Target Corp.	237
1	Tiffany & Co.	61
4	TJX Cos., Inc.	268
1	TripAdvisor, Inc. ●	55
1	Urban Outfitters, Inc. ●	24
		4,371
	Semiconductors and Semiconductor Equipment - 0.4%
2	Altera Corp.	62
2	Analog Devices, Inc.	94
7	Applied Materials, Inc.	126
3	Broadcom Corp. Class A	95
—	First Solar, Inc. ●	23
29	Intel Corp.	764
1	KLA-Tencor Corp.	64
1	Lam Research Corp. ●	52
1	Linear Technology Corp.	63
3	LSI Corp.	36
1	Microchip Technology, Inc.	52
6	Micron Technology, Inc. ●	135
3	NVIDIA Corp.	55
6	Texas Instruments, Inc.	285
2	Xilinx, Inc.	73
		1,979
	Software and Services - 2.3%
4	Accenture plc	309
3	Adobe Systems, Inc. ●	165
1	Akamai Technologies, Inc. ●	50
—	Alliance Data Systems Corp. ●	76
1	Autodesk, Inc. ●	67
3	Automatic Data Processing, Inc.	230
2	CA, Inc.	65
1	Citrix Systems, Inc. ●	70
2	Cognizant Technology Solutions Corp. ●	181
1	Computer Sciences Corp.	49
7	eBay, Inc. ●	378
2	Electronic Arts, Inc. ●	42
10	Facebook, Inc. ●	532
2	Fidelity National Information Services, Inc.	93
2	Fiserv, Inc. ●	90
2	Google, Inc. ●	1,863
6	IBM Corp.	1,134
2	Intuit, Inc.	128
1	Mastercard, Inc.	514
45	Microsoft Corp.	1,683
21	Oracle Corp.	795
2	Paychex, Inc.	88
1	Red Hat, Inc. ●	63
3	Salesforce.com, Inc. ●	181
4	Symantec Corp.	97
1	Teradata Corp. ●	44
1	Total System Services, Inc.	33
1	VeriSign, Inc. ●	46
3	Visa, Inc.	670
3	Western Union Co.	56

The accompanying notes are an integral part of these financial statements.

7

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 22.0% - (continued)
	Software and Services - 2.3% - (continued)
6	Yahoo!, Inc. ●	$226
		10,018
	Technology Hardware and Equipment - 1.4%
1	Allegion plc ●	24
1	Amphenol Corp. Class A	84
5	Apple, Inc.	2,990
32	Cisco Systems, Inc.	711
9	Corning, Inc.	153
12	EMC Corp.	306
—	F5 Networks, Inc. ●	42
1	FLIR Systems, Inc.	25
1	Harris Corp.	44
11	Hewlett-Packard Co.	318
1	Jabil Circuit, Inc.	19
3	Juniper Networks, Inc. ●	67
1	Motorola Solutions, Inc.	92
2	NetApp, Inc.	83
10	Qualcomm, Inc.	743
1	SanDisk Corp.	94
2	Seagate Technology plc	108
2	TE Connectivity Ltd.	134
1	Western Digital Corp.	105
7	Xerox Corp.	83
		6,225
	Telecommunication Services - 0.5%
31	AT&T, Inc.	1,097
4	CenturyLink, Inc.	112
2	Crown Castle International Corp. ●	145
6	Frontier Communications Co.	28
17	Verizon Communications, Inc.	832
4	Windstream Holdings, Inc.	28
		2,242
	Transportation - 0.4%
1	C.H. Robinson Worldwide, Inc.	52
6	CSX Corp.	173
5	Delta Air Lines, Inc.	139
1	Expeditors International of Washington, Inc.	54
2	FedEx Corp.	253
1	Kansas City Southern	81
2	Norfolk Southern Corp.	170
—	Ryder System, Inc.	23
4	Southwest Airlines Co.	78
3	Union Pacific Corp.	458
4	United Parcel Service, Inc. Class B	445
		1,926
	Utilities - 0.6%
4	AES (The) Corp.	56
1	AGL Resources, Inc.	33
1	Ameren Corp.	52
3	American Electric Power Co., Inc.	135
3	CenterPoint Energy, Inc.	59
2	CMS Energy Corp.	42
2	Consolidated Edison, Inc.	96
3	Dominion Resources, Inc.	222
1	DTE Energy Co.	70
4	Duke Energy Corp.	288
2	Edison International	89
1	Entergy Corp.	67
5	Exelon Corp.	139
2	FirstEnergy Corp.	82
—	Integrys Energy Group, Inc.	26
3	NextEra Energy, Inc.	218
2	NiSource, Inc.	61
2	Northeast Utilities	79
2	NRG Energy, Inc.	55
1	Oneok, Inc.	76
1	Pepco Holdings, Inc.	28
3	PG&E Corp.	107
1	Pinnacle West Capital Corp.	35
4	PPL Corp.	112
3	Public Service Enterprise Group, Inc.	96
1	SCANA Corp.	39
1	Sempra Energy	121
5	Southern Co.	215
1	TECO Energy, Inc.	21
1	Wisconsin Energy Corp.	55
3	Xcel Energy, Inc.	82
		2,856
	Total common stocks
	(cost $76,866)	$97,645

EXCHANGE TRADED FUNDS - 0.1%
	Diversified Financials - 0.1%
3	Vanguard S&P 500 ETF	$448

	Total exchange traded funds
	(cost $438)	$448

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.8%
	Finance and Insurance - 0.8%
	Ally Automotive Receivables Trust
$13	0.93%, 02/16/2016	$13
	Banc of America Commercial Mortgage, Inc.
25	5.41%, 09/10/2047	27
25	5.45%, 01/15/2049	27
20	5.49%, 02/10/2051 Δ	22
60	5.68%, 07/10/2046	65
35	5.79%, 04/10/2049 Δ	39
30	5.80%, 06/10/2049 Δ	33
25	5.89%, 07/10/2044 Δ	27
15	5.92%, 05/10/2045 Δ	16
10	5.94%, 02/10/2051 Δ	11
	Bear Stearns Commercial Mortgage Securities, Inc.
60	5.20%, 12/11/2038	66
25	5.33%, 02/11/2044	27
60	5.41%, 12/11/2040	64
25	5.70%, 06/13/2050	28
60	5.90%, 06/11/2040 Δ	67
	Chase Issuance Trust
150	0.79%, 06/15/2017	151
100	1.30%, 02/18/2020	98
	Citibank Credit Card Issuance Trust
110	4.85%, 03/10/2017	116
100	5.65%, 09/20/2019	115

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.8% - (continued)
	Finance and Insurance - 0.8% - (continued)
	Citigroup Commercial Mortgage Trust
$35	5.89%, 12/10/2049 Δ	$39
20	6.34%, 12/10/2049 Δ	23
	Citigroup/Deutsche Bank Commercial Mortgage Trust
25	5.32%, 12/11/2049	27
35	5.39%, 07/15/2044 Δ	37
25	5.62%, 10/15/2048	27
34	5.89%, 11/15/2044	38
	Commercial Mortgage Pass-Through Certificates
30	3.15%, 08/15/2045	29
20	5.31%, 12/10/2046	22
25	5.94%, 06/10/2046 Δ	27
15	5.99%, 12/10/2049 Δ	17
	Community or Commercial Mortgage Trust
15	2.94%, 01/10/2046	14
	Credit Suisse Mortgage Capital Certificates
28	5.47%, 09/15/2039	31
50	5.61%, 02/15/2039 Δ	54
24	5.87%, 06/15/2039 Δ	27
	CS First Boston Mortgage Securities Corp.
80	5.10%, 08/15/2038	84
	CW Capital Cobalt Ltd.
40	5.22%, 08/15/2048	43
25	5.48%, 04/15/2047	27
25	5.96%, 05/15/2046 Δ	28
	Ford Credit Automotive Owner Trust
100	0.78%, 05/15/2018	100
	GE Capital Commercial Mortgage Corp.
30	5.54%, 12/10/2049	33
	Goldman Sachs Mortgage Securities Corp.
50	3.38%, 05/10/2045	50
45	5.99%, 08/10/2045 Δ	49
	Goldman Sachs Mortgage Securities Corp. II
35	4.75%, 07/10/2039	36
25	5.56%, 11/10/2039	27
	Goldman Sachs Mortgage Securities Trust
10	2.94%, 02/10/2046	9
20	3.48%, 01/10/2045	20
	Greenwich Capital Commercial Funding Corp.
40	5.22%, 04/10/2037 Δ	42
35	5.44%, 03/10/2039 Δ	38
25	5.74%, 12/10/2049	28
49	6.02%, 07/10/2038 Δ	54
	GS Mortgage Securities Trust
40	3.14%, 06/10/2046	38
	Honda Automotive Receivables Owner Trust
63	0.77%, 01/15/2016	63
	JP Morgan Chase Commercial Mortgage Securities Corp.
10	4.17%, 08/15/2046	11
25	5.34%, 05/15/2047	27
25	5.37%, 12/15/2044 Δ	27
20	5.42%, 01/15/2049	22
35	5.44%, 06/12/2047 Δ	38
20	5.48%, 12/12/2044 Δ	21
38	5.79%, 02/12/2051 Δ	43
25	6.00%, 06/15/2049 Δ	28
100	6.06%, 04/15/2045 Δ	109
	LB-UBS Commercial Mortgage Trust
25	5.37%, 09/15/2039 Δ	27
60	5.42%, 02/15/2040	66
15	5.87%, 09/15/2045	17
10	6.05%, 06/15/2038 Δ	11
	Merrill Lynch/Countrywide Commercial Mortgage Trust
25	5.17%, 12/12/2049 Δ	27
25	5.38%, 08/12/2048	27
40	5.70%, 09/12/2049	44
35	6.08%, 06/12/2046 Δ	38
	Morgan Stanley Capital I
80	4.99%, 08/13/2042	84
50	5.33%, 12/15/2043	54
25	5.69%, 04/15/2049 Δ	28
35	5.84%, 10/15/2042 Δ	37
25	6.11%, 06/11/2049 Δ	28
	Morgan Stanley Capital Investments
25	5.81%, 12/12/2049	28
	Wachovia Bank Commercial Mortgage Trust
25	5.31%, 11/15/2048	27
25	5.34%, 12/15/2043	27
22	5.42%, 01/15/2045 Δ	24
25	5.46%, 12/15/2044 Δ	27
25	5.51%, 04/15/2047	27
40	5.57%, 10/15/2048	44
25	5.68%, 05/15/2046	28
25	5.92%, 06/15/2049 Δ	28
	WF-RBS Commercial Mortgage Trust
40	2.88%, 12/15/2045	37
		3,304

	Total asset & commercial mortgage backed securities
	(cost $3,309)	$3,304

CORPORATE BONDS - 10.7%
	Administrative Waste Management and Remediation - 0.0%
	Republic Services, Inc.
$95	5.00%, 03/01/2020	$104

	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Weyerhaeuser Co.
40	7.38%, 03/15/2032	49

	Arts, Entertainment and Recreation - 0.5%
	CBS Corp.
25	7.88%, 07/30/2030	31
	Comcast Corp.
50	4.65%, 07/15/2042	47
305	5.15%, 03/01/2020	340
55	7.05%, 03/15/2033	67
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	32
145	5.00%, 03/01/2021	152
25	5.15%, 03/15/2042	22

The accompanying notes are an integral part of these financial statements.

9

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.7% - (continued)
	Arts, Entertainment and Recreation - 0.5% - (continued)
	Discovery Communications, Inc.
$50	4.88%, 04/01/2043	$46
85	5.05%, 06/01/2020	93
	NBC Universal Media LLC
125	4.38%, 04/01/2021	132
	News America, Inc.
155	4.50%, 02/15/2021	166
86	6.40%, 12/15/2035	98
	Time Warner Cable, Inc.
345	4.00%, 09/01/2021	320
65	6.75%, 07/01/2018	73
	Time Warner, Inc.
130	4.88%, 03/15/2020	142
120	6.50%, 11/15/2036	136
	Viacom, Inc.
88	4.38%, 03/15/2043	74
	Walt Disney Co.
35	4.13%, 12/01/2041	32
50	5.63%, 09/15/2016	56
		2,059
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
300	4.75%, 05/05/2021	322
6	9.70%, 11/10/2018	8
	Anheuser-Busch InBev Worldwide, Inc.
45	3.75%, 07/15/2042	38
325	5.38%, 01/15/2020	373
	Coca-Cola Co.
170	1.65%, 03/14/2018	169
30	3.15%, 11/15/2020	30
	Diageo Capital plc
50	3.88%, 04/29/2043	43
75	5.50%, 09/30/2016	84
	Dr. Pepper Snapple Group
40	2.90%, 01/15/2016	41
	PepsiCo, Inc.
180	3.13%, 11/01/2020	180
30	5.50%, 01/15/2040	33
	Philip Morris International, Inc.
215	4.50%, 03/26/2020 - 03/20/2042	225
		1,546
	Chemical Manufacturing - 0.2%
	Dow Chemical Co.
200	4.13%, 11/15/2021	207
90	8.55%, 05/15/2019	116
	E.I. DuPont de Nemours & Co.
160	3.63%, 01/15/2021	163
20	5.60%, 12/15/2036	22
	Ecolab, Inc.
95	4.35%, 12/08/2021	98
	Potash Corp. of Saskatchewan, Inc.
35	6.50%, 05/15/2019	42
	PPG Industries, Inc.
20	3.60%, 11/15/2020	20
	Praxair, Inc.
55	2.45%, 02/15/2022	50
25	5.38%, 11/01/2016	28
		746

	Computer and Electronic Product Manufacturing - 0.4%
	Apple, Inc.
210	2.40%, 05/03/2023	189
	Cingular Wireless LLC
25	7.13%, 12/15/2031	30
	Cisco Systems, Inc.
220	4.45%, 01/15/2020	240
40	5.50%, 02/22/2016	44
	EMC Corp.
110	2.65%, 06/01/2020	108
	Hewlett-Packard Co.
45	4.30%, 06/01/2021	46
250	5.50%, 03/01/2018	278
	Intel Corp.
90	2.70%, 12/15/2022	83
100	3.30%, 10/01/2021	99
	Lockheed Martin Corp.
140	4.25%, 11/15/2019	150
15	4.85%, 09/15/2041	15
	Raytheon Co.
95	3.13%, 10/15/2020	95
	Texas Instruments, Inc.
25	2.38%, 05/16/2016	26
	Thermo Fisher Scientific, Inc.
155	2.25%, 08/15/2016	159
		1,562
	Construction - 0.0%
	CRH America, Inc.
125	6.00%, 09/30/2016	140

	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
110	3.13%, 01/15/2021	110

	Educational Services - 0.0%
	Princeton University
75	4.95%, 03/01/2019	85

	Electrical Equipment and Appliance Manufacturing - 0.1%
	Emerson Electric Co.
70	4.88%, 10/15/2019	78
	General Electric Co.
67	4.13%, 10/09/2042	62
120	5.25%, 12/06/2017	136
	Koninklijke Philips Electronics N.V.
58	6.88%, 03/11/2038	71
		347
	Finance and Insurance - 4.2%
	ACE INA Holdings, Inc.
65	2.70%, 03/13/2023	60
	Aetna, Inc.
105	3.95%, 09/01/2020	110
	Allstate (The) Corp.
75	5.55%, 05/09/2035	82
	American Express Co.
153	2.65%, 12/02/2022	142
	American Express Credit Corp.
195	2.75%, 09/15/2015	202

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.7% - (continued)
	Finance and Insurance - 4.2% - (continued)
	American International Group, Inc.
$350	6.40%, 12/15/2020	$414
	Aon Corp.
20	5.00%, 09/30/2020	22
	Asian Development Bank
100	1.75%, 09/11/2018	100
265	2.50%, 03/15/2016	276
	Bank of America Corp.
80	3.30%, 01/11/2023	76
445	5.00%, 05/13/2021	486
560	5.65%, 05/01/2018	637
	Bank of Montreal
150	1.45%, 04/09/2018	146
	Bank of New York Mellon Corp.
135	2.30%, 07/28/2016	140
50	3.55%, 09/23/2021	51
	Bank of Nova Scotia
35	4.38%, 01/13/2021	38
	Barclays Bank plc
100	5.00%, 09/22/2016	110
	BB&T Corp.
80	3.20%, 03/15/2016	84
	Berkshire Hathaway Finance Corp.
40	4.50%, 02/11/2043	37
225	5.40%, 05/15/2018	259
	BlackRock, Inc.
105	5.00%, 12/10/2019	119
	BP Capital Markets plc
160	2.25%, 11/01/2016	165
135	3.25%, 05/06/2022	131
	Capital One Financial Corp.
60	4.75%, 07/15/2021	64
110	6.15%, 09/01/2016	123
	Chubb Corp.
90	5.75%, 05/15/2018	103
	CIGNA Corp.
50	4.00%, 02/15/2022	51
10	5.38%, 02/15/2042	10
	Citigroup, Inc.
40	3.38%, 03/01/2023	38
100	4.45%, 01/10/2017	109
605	5.38%, 08/09/2020	688
65	6.63%, 06/15/2032	72
	Credit Suisse New York
110	5.30%, 08/13/2019	123
	Deutsche Bank AG
110	3.25%, 01/11/2016	115
	European Bank for Reconstruction & Development
285	2.50%, 03/15/2016	297
	European Investment Bank
495	1.25%, 10/14/2016	501
395	2.88%, 09/15/2020	398
	Fifth Third Bancorp
100	3.50%, 03/15/2022	97
35	3.63%, 01/25/2016	37
	Ford Motor Credit Co. LLC
270	6.63%, 08/15/2017	313
	General Electric Capital Corp.
455	4.38%, 09/16/2020	493
445	5.30%, 02/11/2021	498
	Goldman Sachs Group, Inc.
605	5.38%, 03/15/2020	673
169	6.25%, 02/01/2041	195
	HCP, Inc.
160	6.70%, 01/30/2018	186
	Health Care, Inc.
40	3.75%, 03/15/2023	37
55	5.25%, 01/15/2022	59
	HSBC Finance Corp.
40	5.00%, 06/30/2015	42
100	6.68%, 01/15/2021	115
	HSBC Holdings plc
460	5.10%, 04/05/2021	511
	Inter-American Development Bank
145	2.25%, 07/15/2015	149
310	3.88%, 02/14/2020	336
	International Bank for Reconstruction & Development
100	2.38%, 05/26/2015	103
197	7.63%, 01/19/2023	266
	John Deere Capital Corp.
105	1.85%, 09/15/2016	107
165	2.80%, 09/18/2017	173
	JP Morgan Chase & Co.
655	4.95%, 03/25/2020	726
80	6.00%, 01/15/2018	92
365	6.30%, 04/23/2019	431
	KeyCorp
70	3.75%, 08/13/2015	73
	Kreditanstalt fuer Wiederaufbau
450	1.25%, 10/26/2015 - 02/15/2017	456
185	2.63%, 01/25/2022	180
391	4.00%, 01/27/2020	426
	Landwirtschaftliche Rentenbank
180	2.50%, 02/15/2016	187
100	3.13%, 07/15/2015	104
	Lincoln National Corp.
60	4.00%, 09/01/2023	59
60	4.85%, 06/24/2021	65
	LYB Internantional Finance B.V.
100	4.00%, 07/15/2023	99
	Marsh & McLennan Cos., Inc.
35	4.80%, 07/15/2021	37
	MetLife, Inc.
90	5.70%, 06/15/2035	98
120	7.72%, 02/15/2019	149
	Morgan Stanley
200	5.45%, 01/09/2017	222
505	5.50%, 07/28/2021	564
	National Rural Utilities Cooperative Finance Corp.
60	3.05%, 02/15/2022	58
30	5.45%, 04/10/2017	34
	Nomura Holdings, Inc.
130	4.13%, 01/19/2016	137
	Nordic Investment Bank
100	2.50%, 07/15/2015	103

The accompanying notes are an integral part of these financial statements.

11

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.7% - (continued)
	Finance and Insurance - 4.2% - (continued)
	Oesterreichische Kontrollbank AG
$95	4.88%, 02/16/2016	$103
	PNC Funding Corp.
70	2.70%, 09/19/2016	73
70	3.30%, 03/08/2022	69
150	5.13%, 02/08/2020	168
	Principal Financial Group, Inc.
70	3.30%, 09/15/2022	67
	Prudential Financial, Inc.
205	5.38%, 06/21/2020	231
25	5.80%, 11/16/2041	28
	Rabobank Nederland
155	4.50%, 01/11/2021	165
	Royal (The) Bank of Scotland plc
35	6.13%, 01/11/2021	40
	Royal Bank of Canada
185	2.30%, 07/20/2016	191
	Simon Property Group L.P.
220	5.65%, 02/01/2020	250
	Toyota Motor Credit Corp.
70	2.00%, 10/24/2018	70
40	3.20%, 06/17/2015	42
140	3.40%, 09/15/2021	142
	Travelers Cos., Inc.
140	3.90%, 11/01/2020	148
30	4.60%, 08/01/2043	29
	U.S. Bancorp
110	2.45%, 07/27/2015	113
50	4.13%, 05/24/2021	53
	UBS AG Stamford CT
100	5.88%, 07/15/2016	111
	UnitedHealth Group, Inc.
125	6.88%, 02/15/2038	156
	Wellpoint, Inc.
65	4.65%, 01/15/2043	60
135	5.25%, 01/15/2016	146
	Wells Fargo & Co.
330	2.10%, 05/08/2017	336
70	3.50%, 03/08/2022	70
335	4.60%, 04/01/2021	367
	Westpac Banking Corp.
110	3.00%, 12/09/2015	115
		18,612
	Food Manufacturing - 0.2%
	Archer-Daniels Midland Co.
33	4.02%, 04/16/2043	28
	ConAgra Foods, Inc.
120	7.00%, 04/15/2019	142
	General Mills, Inc.
80	5.65%, 02/15/2019	93
	Kellogg Co.
70	4.00%, 12/15/2020	73
	Kraft Foods Group, Inc.
50	5.00%, 06/04/2042	49
113	5.38%, 02/10/2020	128
97	6.88%, 02/01/2038	118
	Unilever Capital Corp.
70	5.90%, 11/15/2032	86
		717
	Food Services - 0.0%
	McDonald's Corp.
49	3.70%, 02/15/2042	41
80	5.35%, 03/01/2018	91
	Yum! Brands, Inc.
7	6.88%, 11/15/2037	8
		140
	Health Care and Social Assistance - 0.7%
	AbbVie, Inc.
265	2.90%, 11/06/2022	248
	Amgen, Inc.
195	3.88%, 11/15/2021	200
67	5.75%, 03/15/2040	72
	AstraZeneca plc
130	5.90%, 09/15/2017	149
	Baxter International, Inc.
130	2.40%, 08/15/2022	118
30	4.50%, 08/15/2019	33
	Boston Scientific Corp.
70	6.00%, 01/15/2020	80
	Bristol-Myers Squibb Co.
25	3.25%, 08/01/2042	19
20	5.45%, 05/01/2018	23
	Celgene Corp.
30	3.25%, 08/15/2022	28
	Covidien International Finance S.A.
45	3.20%, 06/15/2022	43
25	6.00%, 10/15/2017	29
	CVS Caremark Corp.
110	6.13%, 09/15/2039	125
	Eli Lilly & Co.
20	5.20%, 03/15/2017	22
	Express Scripts Holding Co.
205	4.75%, 11/15/2021	217
	Gilead Sciences, Inc.
20	4.40%, 12/01/2021	21
	GlaxoSmithKline Capital, Inc.
40	2.80%, 03/18/2023	37
180	5.65%, 05/15/2018	207
27	6.38%, 05/15/2038	33
	Johnson & Johnson
75	2.15%, 05/15/2016	77
25	5.95%, 08/15/2037	30
	McKesson Corp.
50	4.75%, 03/01/2021	53
	Medtronic, Inc.
15	4.00%, 04/01/2043	13
120	4.45%, 03/15/2020	132
	Merck & Co., Inc.
65	3.60%, 09/15/2042	54
195	3.88%, 01/15/2021	205
	Novartis Capital Corp.
90	2.40%, 09/21/2022	83
	Novartis Securities Investment Ltd.
75	5.13%, 02/10/2019	85

The accompanying notes are an integral part of these financial statements.

12

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.7% - (continued)
	Health Care and Social Assistance - 0.7% - (continued)
	Pfizer, Inc.
$470	6.20%, 03/15/2019	$557
	Quest Diagnostics, Inc.
40	4.70%, 04/01/2021	41
	Sanofi-Aventis S.A.
20	4.00%, 03/29/2021	21
	Teva Pharmaceutical Finance IV B.V.
60	3.65%, 11/10/2021	59
	Walgreen Co.
30	3.10%, 09/15/2022	28
		3,142
	Information - 0.8%
	America Movil S.A.B. de C.V.
110	5.63%, 11/15/2017	124
65	6.13%, 11/15/2037	68
	AT&T, Inc.
310	2.63%, 12/01/2022	280
59	4.35%, 06/15/2045	50
73	5.35%, 09/01/2040	72
200	5.80%, 02/15/2019	229
	British Telecommunications plc
18	9.62%, 12/15/2030 Δ	27
	Cellco Partnership - Verizon Wireless Capital LLC
90	8.50%, 11/15/2018	114
	Deutsche Telekom International Finance B.V.
82	8.75%, 06/15/2030	116
	eBay, Inc.
25	2.60%, 07/15/2022	23
	France Telecom S.A.
80	5.38%, 07/08/2019	89
	Google, Inc.
65	2.13%, 05/19/2016	67
	Microsoft Corp.
150	1.63%, 09/25/2015	153
135	5.20%, 06/01/2039	143
	Oracle Corp.
110	5.38%, 07/15/2040	117
120	5.75%, 04/15/2018	139
	Qwest Corp.
110	6.88%, 09/15/2033	106
	Rogers Communications, Inc.
30	4.50%, 03/15/2043	26
50	6.80%, 08/15/2018	60
	Telefonica Emisiones SAU
180	5.46%, 02/16/2021	190
	Verizon Communications, Inc.
140	3.65%, 09/14/2018	148
310	5.15%, 09/15/2023	333
95	6.00%, 04/01/2041	104
300	6.35%, 04/01/2019	353
200	6.55%, 09/15/2043	234
	Vodafone Group plc
195	5.45%, 06/10/2019	221
20	6.15%, 02/27/2037	22
		3,608
	Machinery Manufacturing - 0.1%
	Baker Hughes, Inc.
46	5.13%, 09/15/2040	49
	Caterpillar, Inc.
50	3.80%, 08/15/2042	42
185	3.90%, 05/27/2021	192
	Deere & Co.
30	3.90%, 06/09/2042	26
	Joy Global, Inc.
10	5.13%, 10/15/2021	10
	Xerox Corp.
20	6.35%, 05/15/2018	23
		342
	Mining - 0.3%
	Barrick Gold Corp.
25	5.25%, 04/01/2042	21
110	6.95%, 04/01/2019	127
	BHP Billiton Finance USA Ltd.
80	3.85%, 09/30/2023	80
15	4.13%, 02/24/2042	13
110	6.50%, 04/01/2019	132
	Freeport-McMoRan Copper & Gold, Inc.
170	3.88%, 03/15/2023	161
	Newmont Mining Corp.
38	6.25%, 10/01/2039	34
	Rio Tinto Finance USA Ltd.
145	3.75%, 09/20/2021	146
170	6.50%, 07/15/2018	201
	Southern Copper Corp.
55	6.75%, 04/16/2040	53
	Teck Resources Ltd.
40	4.50%, 01/15/2021	40
30	5.40%, 02/01/2043	28
	Vale Overseas Ltd.
190	6.25%, 01/23/2017	211
90	6.88%, 11/10/2039	93
		1,340
	Miscellaneous Manufacturing - 0.2%
	3M Co.
75	1.38%, 09/29/2016	76
25	5.70%, 03/15/2037	29
	Boeing Co.
200	4.88%, 02/15/2020	223
	Honeywell International, Inc.
100	4.25%, 03/01/2021	107
	Northrop Grumman Corp.
20	5.05%, 08/01/2019	22
	United Technologies Corp.
150	4.50%, 04/15/2020 - 06/01/2042	154
195	6.13%, 02/01/2019	230
		841
	Motor Vehicle and Parts Manufacturing - 0.1%
	DaimlerChrysler NA Holdings Corp.
18	8.50%, 01/18/2031	26
	Ford Motor Co.
130	7.45%, 07/16/2031	159
	Johnson Controls, Inc.
100	5.00%, 03/30/2020	110
		295

The accompanying notes are an integral part of these financial statements.

13

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.7% - (continued)
	Other Services - 0.0%
	Illinois Tool Works, Inc.
$15	3.90%, 09/01/2042	$13

	Paper Manufacturing - 0.1%
	International Paper Co.
110	7.50%, 08/15/2021	135
	Kimberly-Clark Corp.
12	5.30%, 03/01/2041	13
90	6.13%, 08/01/2017	104
		252
	Petroleum and Coal Products Manufacturing - 0.9%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	45
	Apache Corp.
100	5.10%, 09/01/2040	102
	Atmos Energy Corp.
8	5.50%, 06/15/2041	9
	Canadian Natural Resources Ltd.
60	5.70%, 05/15/2017	68
40	6.50%, 02/15/2037	45
	Cenovus Energy, Inc.
15	4.45%, 09/15/2042	14
25	5.70%, 10/15/2019	28
	Chevron Corp.
35	2.36%, 12/05/2022	32
150	2.43%, 06/24/2020	146
	ConocoPhillips
128	6.50%, 02/01/2039	160
	Devon Financing Corp.
65	7.88%, 09/30/2031	84
	EnCana Corp.
50	6.50%, 02/01/2038	55
	Ensco plc
50	4.70%, 03/15/2021	53
	Hess Corp.
53	5.60%, 02/15/2041	55
	Kerr-McGee Corp.
100	6.95%, 07/01/2024	116
	Marathon Oil Corp.
15	6.60%, 10/01/2037	18
	Marathon Petroleum Corp.
15	5.13%, 03/01/2021	16
	National Oilwell Varco, Inc.
50	2.60%, 12/01/2022	46
15	3.95%, 12/01/2042	13
	Nexen, Inc.
50	7.50%, 07/30/2039	64
	Noble Corp.
45	3.95%, 03/15/2022	44
	Noble Energy, Inc.
20	6.00%, 03/01/2041	21
	Occidental Petroleum Corp.
40	4.10%, 02/01/2021	42
	Pemex Project Funding Master Trust
185	5.75%, 03/01/2018	206
	Petrobras International Finance Co.
425	5.38%, 01/27/2021	422
	Petroleos Mexicanos
170	6.50%, 06/02/2041	178
	Phillips 66
85	4.30%, 04/01/2022	86
	Sempra Energy
65	6.00%, 10/15/2039	72
35	6.50%, 06/01/2016	39
	Shell International Finance B.V.
85	3.63%, 08/21/2042	71
170	4.30%, 09/22/2019	186
	Southern Natural Gas Co. LLC
60	5.90%, 04/01/2017 ■	67
	Statoilhydro ASA
335	5.25%, 04/15/2019	380
	Suncor Energy, Inc.
100	6.50%, 06/15/2038	116
	Talisman Energy, Inc.
25	7.75%, 06/01/2019	30
	Total Capital International S.A.
145	1.50%, 02/17/2017	145
	Total Capital S.A.
95	4.25%, 12/15/2021	101
	Transocean, Inc.
185	6.50%, 11/15/2020	211
	TXU Electric Delivery Co.
95	7.00%, 09/01/2022	113
	Valero Energy Corp.
200	6.13%, 02/01/2020	228
	Weatherford International Ltd.
110	5.13%, 09/15/2020	118
	Williams Partners L.P.
125	5.25%, 03/15/2020	137
		4,182
	Pipeline Transportation - 0.2%
	EL Paso Pipeling Partners Operating Co. LLC
35	4.70%, 11/01/2042	30
	Energy Transfer Partners L.P.
90	6.50%, 02/01/2042	97
64	9.00%, 04/15/2019	81
	Enterprise Products Operating LLC
65	4.45%, 02/15/2043	57
20	4.85%, 03/15/2044	19
140	5.20%, 09/01/2020	156
	Kinder Morgan Energy Partners L.P.
187	6.38%, 03/01/2041	202
	Oneok Partners L.P.
25	6.65%, 10/01/2036	27
	Plains All American Pipeline L.P.
65	6.65%, 01/15/2037	76
	TransCanada Pipelines Ltd.
75	3.75%, 10/16/2023	73
105	3.80%, 10/01/2020	108
90	7.13%, 01/15/2019	109
	Transcontinental Gas Pipe Corp.
20	4.45%, 08/01/2042	18
		1,053

The accompanying notes are an integral part of these financial statements.

14

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.7% - (continued)
	Primary Metal Manufacturing - 0.0%
	Alcoa, Inc.
$120	6.15%, 08/15/2020	$129

	Professional, Scientific and Technical Services - 0.1%
	IBM Corp.
95	5.60%, 11/30/2039	106
100	5.70%, 09/14/2017	115
	Omnicom Group, Inc.
110	3.63%, 05/01/2022	107
		328
	Public Administration - 0.0%
	Waste Management, Inc.
105	4.75%, 06/30/2020	114

	Rail Transportation - 0.2%
	Burlington Northern Santa Fe Corp.
47	4.38%, 09/01/2042	42
170	4.70%, 10/01/2019	186
	Canadian National Railway Co.
40	2.85%, 12/15/2021	38
	Canadian Pacific Railway Co.
60	4.45%, 03/15/2023	62
8	7.13%, 10/15/2031	10
	CSX Corp.
85	3.70%, 10/30/2020	87
105	4.25%, 06/01/2021	110
	Norfolk Southern Corp.
75	4.84%, 10/01/2041	72
	Union Pacific Corp.
34	4.82%, 02/01/2044 ■	33
		640
	Real Estate, Rental and Leasing - 0.0%
	Boston Properties L.P.
100	5.88%, 10/15/2019	115
	ERP Operating L.P.
70	5.75%, 06/15/2017	78
		193
	Retail Trade - 0.4%
	Eaton Corp.
115	2.75%, 11/02/2022	107
	Federated Retail Holdings, Inc.
128	5.90%, 12/01/2016	144
	Home Depot, Inc.
335	4.40%, 04/01/2021	362
	Kroger (The) Co.
40	3.90%, 10/01/2015	42
70	6.80%, 12/15/2018	83
40	7.50%, 04/01/2031	49
	Lowe's Cos., Inc.
70	6.65%, 09/15/2037	85
	Macy's Retail Holdings, Inc.
60	3.88%, 01/15/2022	59
	Target Corp.
180	3.88%, 07/15/2020	190
	Wal-Mart Stores, Inc.
115	3.25%, 10/25/2020	117
150	4.25%, 04/15/2021	162
148	5.63%, 04/15/2041	168
		1,568
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Procter & Gamble Co.
115	4.70%, 02/15/2019	128
20	5.55%, 03/05/2037	23
		151
	Transportation Equipment Manufacturing - 0.0%
	General Dynamics Corp.
15	3.88%, 07/15/2021	16

	Utilities - 0.6%
	Alabama Power Co.
20	6.00%, 03/01/2039	24
	CenterPoint Energy Houston Electric LLC
15	3.55%, 08/01/2042	12
	CMS Energy Corp.
60	5.05%, 03/15/2022	65
	Consolidated Edison Co. of NY
20	3.95%, 03/01/2043	18
25	5.50%, 12/01/2039	27
40	6.65%, 04/01/2019	48
	Dominion Gas Holdings LLC
100	3.55%, 11/01/2023 ■	96
	Dominion Resources, Inc.
295	4.45%, 03/15/2021	313
	Duke Energy Corp.
105	5.30%, 02/15/2040	114
	Entergy Corp.
40	3.63%, 09/15/2015	41
	Exelon Generation Co. LLC
145	4.00%, 10/01/2020	145
85	6.25%, 10/01/2039	86
	Florida Power & Light Co.
105	5.69%, 03/01/2040	120
	Georgia Power Co.
100	2.85%, 05/15/2022	94
50	4.75%, 09/01/2040	48
	Hydro-Quebec
150	1.38%, 06/19/2017	151
70	8.40%, 01/15/2022	91
	Kentucky Utilities Co.
70	5.13%, 11/01/2040	74
	MidAmerican Energy Holdings Co.
170	6.13%, 04/01/2036	193
	Nevada Power Co.
55	6.75%, 07/01/2037	68
	Northern States Power Co.
55	3.40%, 08/15/2042	44
	Ohio Power Co.
155	5.38%, 10/01/2021	173
	Pacific Gas & Electric Co.
125	6.05%, 03/01/2034	143
	Progress Energy, Inc.
270	4.40%, 01/15/2021	285
	PSEG Power LLC
25	5.13%, 04/15/2020	27
	Public Service Electric & Gas Co.
50	3.95%, 05/01/2042	45
	San Diego Gas & Electric Co.
32	4.50%, 08/15/2040	32

The accompanying notes are an integral part of these financial statements.

15

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.7% - (continued)
	Utilities - 0.6% - (continued)
	South Carolina Electric & Gas Co.
$40	6.05%, 01/15/2038	$47
	Southern California Edison Co.
100	4.50%, 09/01/2040	97
	Xcel Energy, Inc.
65	4.70%, 05/15/2020	72
		2,793
	Wholesale Trade - 0.0%
	Georgia-Pacific LLC
40	7.75%, 11/15/2029	51

	Total corporate bonds
	(cost $48,088)	$47,268

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
	Brazil - 0.1%
	Brazil (Republic of)
$225	5.88%, 01/15/2019	$252
187	7.13%, 01/20/2037	214
		$466
	Canada - 0.3%
	British Columbia (Province of)
60	2.10%, 05/18/2016	62
105	2.65%, 09/22/2021	102
	Canada (Government of)
135	0.88%, 02/14/2017	135
	Manitoba (Province of)
60	2.10%, 09/06/2022	54
75	2.63%, 07/15/2015	78
	Nova Scotia (Province of)
35	5.13%, 01/26/2017	39
	Ontario (Province of)
345	4.40%, 04/14/2020	379
	Quebec (Province of)
140	3.50%, 07/29/2020	145
60	5.13%, 11/14/2016	67
50	7.50%, 09/15/2029	66
		1,127
	Colombia - 0.1%
	Colombia (Republic of)
161	8.13%, 05/21/2024	207

	Italy - 0.0%
	Italy (Republic of)
45	5.38%, 06/15/2033	47

	Mexico - 0.1%
	United Mexican States
220	5.13%, 01/15/2020	244
192	6.05%, 01/11/2040	209
		453
	Panama - 0.0%
	Panama (Republic of)
50	6.70%, 01/26/2036	56

	Peru - 0.0%
	Peru (Republic of)
75	5.63%, 11/18/2050	75
30	7.13%, 03/30/2019	36
		111
	Philippines - 0.1%
	Philippines (Republic of)
120	4.00%, 01/15/2021	125
100	6.38%, 10/23/2034	119
		244
	Poland - 0.0%
	Poland (Republic of)
140	5.00%, 03/23/2022	150

	South Africa - 0.0%
	South Africa (Republic of)
100	6.88%, 05/27/2019	114

	Turkey - 0.1%
	Turkey (Republic of)
110	6.75%, 05/30/2040	106
150	7.25%, 03/15/2015	159
190	7.38%, 02/05/2025	205
		470
	Total foreign government obligations
	(cost $3,651)	$3,445

MUNICIPAL BONDS - 0.2%
	Airport Revenues - 0.0%
	Clark County, NV, Airport Rev,
$5	6.82%, 07/01/2045	$6
	New York & New Jersey PA,
50	4.93%, 10/01/2051	47
		53
	General Obligations - 0.1%
	California State GO,
105	7.60%, 11/01/2040	138
	California State GO, Taxable,
55	7.55%, 04/01/2039	71
	Connecticut State GO,
45	5.85%, 03/15/2032	50
	Illionis State, GO,
195	5.10%, 06/01/2033	181
	Massachusetts State GO,
15	5.46%, 12/01/2039	16
	Mississippi State GO,
25	5.25%, 11/01/2034	26
	New York, NY, GO,
15	5.85%, 06/01/2040	17
	Texas State GO,
30	5.52%, 04/01/2039	34
		533
	Higher Education (Univ., Dorms, etc.) - 0.0%
	University of California, Build America Bonds Rev,
50	5.77%, 05/15/2043	55
	University of Texas,
25	4.79%, 08/15/2046	25
		80

The accompanying notes are an integral part of these financial statements.

16

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 0.2% - (continued)
	Miscellaneous - 0.0%
	New Jersey State Econ DA Lease Rev,
$15	7.43%, 02/15/2029	$18

	Tax Allocation - 0.0%
	New York, NY, Dormitory Auth Rev,
20	5.60%, 03/15/2040	22

	Transportation - 0.1%
	Bay Area, CA, Toll Auth Bridge Rev,
30	6.26%, 04/01/2049	36
	Metropolitan Transportation Auth, NY, Rev,
20	5.87%, 11/15/2039	21
25	6.55%, 11/15/2031	29
15	6.65%, 11/15/2039	18
	New Jersey State Turnpike Auth,
45	7.10%, 01/01/2041	57
	New Jersey State Turnpike Auth, Taxable,
15	7.41%, 01/01/2040	20
		181
	Utilities - Electric - 0.0%
	American Municipal Power Ohio, Inc. Rev,
45	6.05%, 02/15/2043	47
	Municipal Elec Auth Georgia,
40	6.64%, 04/01/2057	42
		89
	Utilities - Water and Sewer - 0.0%
	New York City, NY, Municipal Water FA,
45	5.88%, 06/15/2044	51

	Total municipal bonds
	(cost $1,102)	$1,027

U.S. GOVERNMENT AGENCIES - 13.4%
	FHLMC - 3.3%
$270	2.38%, 01/13/2022	$258
764	2.50%, 07/01/2027 - 12/01/2042	746
760	2.88%, 02/09/2015	782
2,125	3.00%, 12/01/2025 - 05/01/2043	2,056
2,792	3.50%, 04/01/2026 - 06/01/2043 ☼	2,815
680	3.75%, 03/27/2019	741
1,831	4.00%, 06/01/2024 - 02/01/2042	1,890
2,035	4.50%, 03/01/2015 - 08/01/2041 ☼	2,159
932	5.00%, 05/01/2023 - 08/01/2041	1,008
360	5.13%, 10/18/2016	404
370	5.25%, 04/18/2016	410
937	5.50%, 05/01/2036 - 08/01/2038	1,023
170	6.00%, 06/01/2036 - 10/01/2037	188
10	6.25%, 07/15/2032	13
		14,493
	FNMA - 6.9%
690	0.88%, 08/28/2017	681
830	1.25%, 01/30/2017	840
1,310	1.63%, 10/26/2015 - 11/27/2018	1,331
2,212	2.50%, 03/01/2027 - 01/01/2043	2,179
6,883	3.00%, 12/01/2025 - 11/01/2043	6,715
5,057	3.50%, 09/01/2025 - 09/01/2043	5,085
4,917	4.00%, 05/01/2020 - 11/01/2043	5,091
2,989	4.50%, 05/01/2025 - 08/01/2041 ☼	3,169
3,097	5.00%, 02/01/2022 - 08/01/2041	3,372
1,359	5.50%, 10/01/2035 - 05/01/2040	1,496
130	5.63%, 07/15/2037	154
374	6.00%, 04/01/2036 - 07/01/2037	415
89	6.50%, 06/01/2039	99
53	6.63%, 11/15/2030	69
		30,696
	GNMA - 3.2%
153	2.50%, 10/15/2027 - 01/15/2043	144
3,185	3.00%, 04/15/2027 - 08/20/2043	3,100
3,256	3.50%, 09/15/2025 - 09/20/2043	3,291
2,666	4.00%, 08/15/2026 - 11/20/2043 ☼	2,778
2,583	4.50%, 05/15/2039 - 10/20/2043 ☼	2,772
1,348	5.00%, 11/20/2035 - 12/20/2041	1,470
297	5.50%, 05/20/2038 - 08/20/2041	326
180	6.00%, 02/15/2036 - 08/20/2041	200
		14,081
	Total U.S. government agencies
	(cost $60,572)	$59,270

U.S. GOVERNMENT SECURITIES - 16.3%
Other Direct Federal Obligations - 0.4%
	FFCB - 0.0%
$165	4.88%, 12/16/2015 - 01/17/2017	$181

	FHLB - 0.3%
540	4.75%, 12/16/2016	603
470	5.00%, 11/17/2017	536
60	5.50%, 07/15/2036	70
		1,209
	Tennessee Valley Authority - 0.1%
213	6.75%, 11/01/2025	270

		1,660
U.S. Treasury Securities - 15.9%
	U.S. Treasury Bonds - 2.3%
5,626	3.13%, 11/15/2041 - 02/15/2043 ‡	4,841
305	3.75%, 08/15/2041 ‡	297
728	4.25%, 11/15/2040	775
3,320	5.38%, 02/15/2031	4,069
		9,982
	U.S. Treasury Notes - 13.6%
1,500	0.25%, 11/30/2015	1,497
400	0.50%, 07/31/2017	392
11,340	0.63%, 05/31/2017 - 04/30/2018	11,001
1,185	0.88%, 11/30/2016	1,189
1,912	1.00%, 08/31/2016	1,930
29,120	1.25%, 08/31/2015 - 11/30/2018	29,564
9,964	1.75%, 05/31/2016 - 05/15/2022	9,581
3,878	1.88%, 09/30/2017 Ø	3,977
345	2.13%, 08/15/2021	334
1,000	2.75%, 11/15/2023	978
215	3.13%, 05/15/2021	224
		60,667
		70,649
	Total U.S. government securities
	(cost $73,946)	$72,309

The accompanying notes are an integral part of these financial statements.

17

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.8%
Equity Contracts - 0.8%
	S&P 500 Option
97	Expiration: 06/06/2016, Exercise Price: $1,170.00 Я	$3,740

	Total put options purchased
	(cost $22,592)	$3,740

	Total long-term investments (cost $290,564)	$288,456

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 36.5%
Other Direct Federal Obligations - 5.6%
	Federal Home Loan Bank
$20,000	0.11%, 4/4/2014 ○	$19,997
5,000	0.29%, 3/5/2014 ○	4,998
		24,995
Other Investment Pools and Funds - 0.0%
1	JP Morgan U.S. Government Money Market Fund	$1

Repurchase Agreements - 3.0%
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $1,691, collateralized by U.S. Treasury Note 1.75%, 2023, value of $1,725)
$1,691	0.02%, 12/31/2013	$1,691
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $5,326, collateralized by U.S. Treasury Note 0.38% - 1.50%, 2016 - 2018, value of $5,434)
5,326	0.01%, 12/31/2013	5,326
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $6,356, collateralized by U.S. Treasury Note 0.75%, 2018, value of $6,483)
6,356	0.01%, 12/31/2013	6,356
		13,373
U.S. Government Agencies - 16.5%
	FHLMC
$25,000	0.10%, 4/21/2014 ○	$24,996
3,000	0.11%, 5/6/2014 ○	2,999
10,000	0.13%, 6/19/2014 ○	9,996
	FNMA
20,000	0.08%, 2/26/2014 ○	19,998
10,000	0.11%, 7/1/2014 ○	9,996
5,000	0.12%, 5/14/2014 ○	4,999
		72,984

	U.S. Treasury Bills - 11.4%
10,500	0.04%, 01/09/2014 □○		10,500
40,000	0.05%, 03/06/2014 ○		39,996
			50,496
	Total short-term investments
	(cost $161,837)		$161,849

	Total investments
	(cost $452,401) ▲	101.6%	$450,305
	Other assets and liabilities	(1.6)%	(7,184)
	Total net assets	100.0%	$443,121

The accompanying notes are an integral part of these financial statements.

18

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $434,272 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,821
Unrealized Depreciation	(5,788)
Net Unrealized Appreciation	$16,033

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at December 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $196, which rounds to zero percent of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,792 at December 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Я	The broker deposited securities valued at $2,895 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund. Since the broker retains legal title to the securities, the securities are not considered assets of the Fund and are not included in the Statement of Assets and Liabilities.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at December 31, 2013, as listed in the table below:

Futures Contracts Outstanding at December 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	1	03/21/2014	$92	$92	$–
Short position contracts:
S&P 500 (E-Mini) Future	2,318	03/21/2014	$205,670	$213,383	$(7,713)
					$(7,713)

* The number of contracts does not omit 000's.

Cash of $1,235 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at December 31, 2013.

The accompanying notes are an integral part of these financial statements.

19

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Ø	At December 31, 2013, this security, or a portion of this security, collateralized the written put options in the table below:

Written Put Options Outstanding at December 31, 2013

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Option (BCLY)	Equity	$910.00	06/06/2016	32,964	$500	$4,457	$3,957
S&P 500 Option (JPM)	Equity	$910.00	06/06/2016	31,850	484	4,300	3,816
S&P 500 Option (BOA)	Equity	$910.00	06/06/2016	20,282	307	2,564	2,257
S&P 500 Option (CSI)	Equity	$910.00	06/06/2016	3,348	51	509	458
S&P 500 Option (UBS)	Equity	$910.00	06/06/2016	8,811	133	1,388	1,255
					$1,475	$13,218	$11,743

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Index Abbreviations:
S&P	Standard & Poors

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

20

Hartford Portfolio Diversifier HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,304	$–	$3,304	$–
Common Stocks ‡	97,645	97,645	–	–
Corporate Bonds	47,268	–	47,268	–
Exchange Traded Funds	448	448	–	–
Foreign Government Obligations	3,445	–	3,445	–
Municipal Bonds	1,027	–	1,027	–
Put Options Purchased	3,740	–	3,740	–
U.S. Government Agencies	59,270	–	59,270	–
U.S. Government Securities	72,309	978	71,331	–
Short-Term Investments	161,849	1	161,848	–
Total	$450,305	$99,072	$351,233	$–
Futures *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Written Options	1,475	–	1,475	–
Total	$1,475	$–	$1,475	$–
Futures *	7,713	7,713	–	–
Total	$7,713	$7,713	$–	$–

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

21

Hartford Portfolio Diversifier HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $452,401)	$450,305
Cash	1,235	*
Receivables:
Investment securities sold	1,055
Dividends and interest	1,319
Variation margin on financial derivative instruments	—
Other assets	20
Total assets	453,934
Liabilities:
Bank overdraft	999
Payables:
Investment securities purchased	7,432
Fund shares redeemed	28
Variation margin on financial derivative instruments	742
Investment management fees	58
Distribution fees	24
Other liabilities	30
Accrued expenses	25
Written options (proceeds $13,218)	1,475
Total liabilities	10,813
Net assets	$443,121
Summary of Net Assets:
Capital stock and paid-in-capital	$508,740
Undistributed net investment income	9
Accumulated net realized loss	(67,562)
Unrealized appreciation of investments	1,934
Net assets	$443,121
Shares authorized	1,000,000
Par value	$0.001
Class IB: Net asset value per share	$8.13
Shares outstanding	54,471
Net assets	$443,121

* Cash of $1,235 was pledged as initial margin deposit and collateral for daily variation margin loss on open financial derivative instruments at December 31, 2013.

The accompanying notes are an integral part of these financial statements.

22

Hartford Portfolio Diversifier HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$1,657
Interest	2,789
Less: Foreign tax withheld	—
Total investment income, net	4,446

Expenses:
Investment management fees	2,331
Transfer agent fees	2
Distribution fees - Class IB	971
Custodian fees	8
Accounting services fees	70
Board of Directors' fees	10
Audit fees	14
Other expenses	58
Total expenses (before waivers and fees paid indirectly)	3,464
Expense waivers	(162)
Custodian fee offset	—
Total waivers and fees paid indirectly	(162)
Total expenses, net	3,302
Net Investment Income	1,144

Net Realized Loss on Investments and Other Financial Instruments:
Net realized gain on investments	2,233
Net realized loss on futures	(52,778)
Net Realized Loss on Investments and Other Financial Instruments	(50,545)

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	11,282
Net unrealized depreciation of purchased options	(10,534)
Net unrealized depreciation of futures	(7,839)
Net unrealized appreciation of written options	5,561
Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments	(1,530)
Net Loss on Investments and Other Financial Instruments	(52,075)
Net Decrease in Net Assets Resulting from Operations	$(50,931)

The accompanying notes are an integral part of these financial statements.

23

Hartford Portfolio Diversifier HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$1,144	$567
Net realized loss on investments and other financial instruments	(50,545)	(15,883)
Net unrealized appreciation (depreciation) of investments and other financial instruments	(1,530)	2,972
Net Decrease in Net Assets Resulting from Operations	(50,931)	(12,344)
Distributions to Shareholders:
From net investment income
Class IB	(1,833)	(1,025)
Total distributions	(1,833)	(1,025)
Capital Share Transactions:
Class IB
Sold	220,554	218,964
Issued on reinvestment of distributions	1,833	1,025
Redeemed	(22,264)	(17,439)
Total capital share transactions	200,123	202,550
Net increase from capital share transactions	200,123	202,550
Net Increase in Net Assets	147,359	189,181
Net Assets:
Beginning of period	295,762	106,581
End of period	$443,121	$295,762
Undistributed (distribution in excess of) net investment income	$9	$—
Shares:
Class IB
Sold	25,310	22,772
Issued on reinvestment of distributions	224	109
Redeemed	(2,594)	(1,815)
Total share activity	22,940	21,066

The accompanying notes are an integral part of these financial statements.

24

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Portfolio Diversifier HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates. The Fund’s shares are available only to separate accounts of HLIC and its affiliates as a required investment option for variable annuity contracts whose holders have elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

Class IB shares of the Fund are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance

25

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along

26

with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations, as applicable.

d)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined by dividing the Fund’s net assets by the number of shares outstanding.

27

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss.

28

During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of December 31, 2013.

d)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of December 31, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of December 31, 2013.

b)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities or commodities. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying

29

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund, as shown on the  Schedule of Investments, had outstanding purchased options and written options contracts as of December 31, 2013. Transactions involving written options contracts during the year ended December 31, 2013, are summarized below:

Options Contract Activity During the Year Ended December 31, 2013
Put Options Written During the Year	Number of Contracts*	Premium Amounts
Beginning of the year	97,255	$13,218
Written	—	—
Expired	—	—
Closed	—	—
Exercised	—	—
End of year	97,255	$13,218

* The number of contracts does not omit 000's.

30

c)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$3,740	$—	$—	$3,740
Variation margin receivable *	—	—	—	—	—	—	—
Total	$—	$—	$—	$3,740	$—	$—	$3,740

Liabilities:
Variation margin payable *	$—	$—	$—	$742	$—	$—	$742
Written options, market value	—	—	—	1,475	—	—	1,475
Total	$—	$—	$—	$2,217	$—	$—	$2,217

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative depreciation of $(7,713) as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on futures	$—	$—	$—	$(52,778)	$—	$—	$(52,778)
Total	$—	$—	$—	$(52,778)	$—	$—	$(52,778)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of investments in purchased options	$—	$—	$—	$(10,534)	$—	$—	$(10,534)
Net change in unrealized depreciation of futures	—	—	—	(7,839)	—	—	(7,839)
Net change in unrealized appreciation of written options	—	—	—	5,561	—	—	5,561
Total	$—	$—	$—	$(12,812)	$—	$—	$(12,812)

d)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

31

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

Offsetting of Financial Assets and Derivative Assets as of December 31, 2013:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than $0)
Description
Purchased options at market value	$3,740	$(1,475)	$(2,895)	$—
Total subject to a master netting or similar arrangement	$3,740	$(1,475)	$(2,895)	$—

Offsetting of Financial Liabilities and Derivative Liabilities as of December 31, 2013:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than $0)
Description
Written options at market value	$1,475	$(1,475)	$—	$—
Total subject to a master netting or similar arrangement	$1,475	$(1,475)	$—	$—

* Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.

Certain derivatives held by the Fund, as of December 31, 2013, are not subject to a master netting arrangement and are excluded from the table above.

5.	Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

32

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$1,833	$1,025

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$9
Accumulated Capital and Other Losses	(81,661)
Unrealized Appreciation*	16,033
Total Accumulated Deficit	$(65,619)

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$698
Accumulated Net Realized Gain (Loss)	(690)
Capital Stock and Paid-in-Capital	(8)

33

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Capital loss carryforwards with no expiration:

Amount
Short-Term Capital Loss Carryforward	$36,057
Long-Term Capital Loss Carryforward	45,604
Total	$81,661

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.60%
On next $500 million	0.55%
On next $4 billion	0.50%
On next $5 billion	0.48%
Over $10 billion	0.47%

34

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

Effective January 1, 2014, the new accounting services fees schedule based on the Fund’s average daily net assets is as follows:

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.014%
Over $10 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund in proportion to the average daily net assets of the Fund, except where allocation of certain expenses is more fairly made directly to the Fund. HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.85% of the Fund’s average daily net assets. This contractual arrangement will remain in effect until April 30, 2014, and shall renew automatically for one-year terms unless HFMC provides written notice of termination prior to the start date of the next term or upon approval of the Board of Directors of the Company.

d)	Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IB	0.85%

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

35

Hartford Portfolio Diversifier HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of December 31, 2013, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of Class
Class IB	11%

9.	Investment Transactions:

For the year ended December 31, 2013, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$172,091
Sales Proceeds Excluding U.S. Government Obligations	85,831
Cost of Purchases for U.S. Government Obligations	65,252
Sales Proceeds for U.S. Government Obligations	29,992

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

36

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

37

Hartford Portfolio Diversifier HLS Fund

Financial Highlights

	─ Selected Per-Share Data(A) ─										─Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IB	$9.38	$0.03	$(1.25)	$(1.22)	$(0.03)	$–	$(0.03)	$8.13	(12.96)%		$443,121	0.89%		0.85%		0.29%

For the Year Ended December 31, 2012 (D)
IB	$10.18	$0.02	$(0.79)	$(0.77)	$(0.03)	$–	$(0.03)	$9.38	(7.58)%		$295,762	0.91%		0.85%		0.27%

From June 6, 2011 (commencement of operations) through December 31, 2011
IB(E)	$10.00	$0.04	$0.19	$0.23	$(0.03)	$(0.02)	$(0.05)	$10.18	2.38	%(F)	$106,581	0.93	%(G)	0.85	%(G)	0.58	%(G)

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable annuity product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	Commenced operations on June 6, 2011.
(F)	Not annualized.
(G)	Annualized.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	31%
For the Year Ended December 31, 2012	61
From June 6, 2011 (commencement of operations) through December 31, 2011	43

38

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of

Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Portfolio Diversifier HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 6, 2011 (commencement of operations) to December 31, 2011. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Portfolio Diversifier HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 6, 2011 (commencement of operations) to December 31, 2011, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

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Hartford Portfolio Diversifier HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

40

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

41

Hartford Portfolio Diversifier HLS Fund

Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

42

Hartford Portfolio Diversifier HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IB	$1,000.00	$944.70	$4.16	$1,000.00	$1,020.92	$4.33	0.85%	184	365

43

Hartford Portfolio Diversifier HLS Fund

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Portfolio Diversifier HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Hartford Investment Management Company (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. In addition, the Board noted that it had previously approved a compliance policy and procedures specific to the Fund to provide safeguards and controls designed to assure that the Fund is operated in accordance with its stated objectives and strategies, and not in a manner intended to inappropriately benefit the Advisers’ affiliates to the detriment of the Fund and its shareholders. The Board also noted the

44

Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and

45

Hartford Portfolio Diversifier HLS Fund

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

all aspects of their relationship with the Fund. The Board noted that the fees payable to the Sub-adviser are equal to its estimated costs in providing sub-advisory services. Accordingly, the costs and profitability for the Sub-adviser and HFMC were considered in the aggregate.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser, to the extent applicable. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee, actual management fee, and total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile of its expense group. The Board also noted that the Fund has an automatically renewable contractual expense cap, which resulted in reimbursement of certain expenses incurred in 2012.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also considered that expense limitations and fee waivers that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds and also noted that the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

46

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable annuity products offered by The Hartford. The Board noted that HLIC, an affiliate of HFMC, and its affiliates benefit from the Fund’s strategy of seeking to replicate the performance of the Portfolio Diversifier Index through a reduced need to hedge their obligations under certain guaranteed benefit riders (each, a “Rider”) in their general accounts, the reduced potential risk of loss, and the potential for additional assets garnered due to the appeal to investors of the Riders combined with a particular asset allocation model. The Board also noted, on the other hand, that investors benefit from the ability to elect the Rider at a comparatively reduced guarantee price (in light of the performance profile of the Fund) and on comparatively better terms, than would be available in the absence of the Fund, while maintaining a decreased possibility of downside risk as well as decreased volatility of an investor’s overall fund allocation. The Board considered the reports of the Advisers and the Fund’s Chief Compliance Officer that demonstrated that the Fund continues to be managed in the interests of contract holders, and not in the interests of HLIC to the detriment of contract holders.

The Board reviewed information noting that HLIC receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered the benefits, if any, to the Sub-adviser from any use of the Fund’s brokerage commissions to obtain soft dollar research.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

47

Hartford Portfolio Diversifier HLS Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market and Selection Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform compared to the market or relevant benchmarks.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early). These risks also apply to the Fund’s investment in U.S. government securities, which may not be guaranteed by the U.S. government.

Fund Strategy Risk: The Fund is available solely to holders of variable annuity contracts issued by Hartford Life and its affiliates and by Forethought Life Insurance Company (“Forethought”) who have elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund (a “Rider”). The Fund is designed to replicate the Portfolio Diversifier Index (the “Index”), which is designed to produce investment performance that may mitigate against significant declines in the values of the equity mutual funds (the “Allocated Funds”) held by Rider holders. Hartford Life and its affiliates and Forethought have financial obligations to holders of the Riders arising from guarantee obligations under the Riders. To the extent that the Fund’s strategy is successful, Hartford Life and its affiliates and Forethought will benefit from a reduction of the risk arising from their guarantee obligations under the Riders, and they will have less risk to hedge under the Riders than would be the case if holders did not allocate to the Fund.

As a holder of a Rider, you also will have exposure to changes in the values of the Allocated Funds, although your particular exposure will differ from the aggregated exposure that the Index is designed to address, depending on your allocations and investment activity, among other factors. Although the Fund may have the effect of mitigating declines in your contract value under a Rider in the event of a significant decline in equity market valuations, the strategy followed by the Fund, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising. This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your variable annuity contract. Depending on future market conditions, you might benefit more from selecting alternative allocations under a guaranteed benefit rider (if available) or alternate investments. In addition, there is no guarantee that the Fund’s strategy will have its intended effect, and it may not work as effectively as is intended. Depending on your particular allocation to the Allocated Funds under a Rider, the Fund’s strategy may be more or less effective in mitigating potential losses under your variable annuity contract than may be the case for others who elect a Rider and allocate contract value differently among the Allocated Funds. In particular, the Fund’s investment strategy is not as likely to be as effective with respect to allocations that have relatively lower anticipated correlation to the investment performance of the S&P 500 Index.

Hartford Life’s and Forethought’s financial interest in reducing the volatility of overall contract value invested under the Riders, in light of their obligations under the Riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the Riders, in that Hartford Life’s and Forethought’s interest may at times conflict with the Fund’s goal of preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating. HFMC and the Fund have developed procedures designed to address this potential conflict by (i) specifying the processes for developing and communicating the data used to calculate the Index, calculating the Index and managing the Fund to replicate the performance of the Index and (ii) monitoring for compliance with the specified processes.

48

Index and Information Risk: The data used by HFMC to calculate the Index may not always be current. To the extent the data, and in particular the market-related data, is outdated or inaccurate, the Derivative Sleeve may fail to hedge or may hedge less effectively against equity market declines. In addition, when the values of investments are increasing, the Fund’s value could increase to a lesser extent, or decrease to a greater extent, than would be the case if the data used to calculate the Index were current.

In addition, the Index is intended to hedge against the aggregate allocations of holders of the Riders to the Allocated Funds and not the allocation of any individual contract owner. The Derivative Sleeve may not be successful in providing an effective hedge, and the hedge, even if effective, will benefit some Rider holders more than others, depending upon the allocations to funds selected by the holders. In particular, contract owners whose allocations have a relatively higher anticipated correlation to the investment performance of the S&P 500 Index will benefit to a greater extent from the hedge during periods of equity market declines.

49

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-PD13 2-14 113550-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD SMALL COMPANY HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Small Company HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Small Company HLS Fund inception 08/09/1996
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Small Company IA	44.38%	20.96%	10.56%
Small Company IB	43.97%	20.65%	10.29%
Russell 2000 Growth Index	43.30%	22.58%	9.41%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, NYSE MKT LLC and Nasdaq.)

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.72% and 0.97%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

For additional information regarding the prior performance history of the Fund, please see the section entitled “Performance Notes” in the Fund’s prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Small Company HLS Fund

Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Steven C. Angeli, CFA	Stephen C. Mortimer	Jamie A. Rome, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager

Mario E. Abularach, CFA	Mammen Chally, CFA
Senior Vice President and Equity Research Analyst	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Small Company HLS Fund returned 44.38% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the Russell 2000 Growth Index, which returned 43.30% for the same period. The Fund also outperformed the 42.29% average return of the Variable Products-Underlying Funds Lipper Small-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. small cap growth equities reached another all-time high in December and finished 2013 with a gain of 43.3%%, as measured by the Russell 2000 Growth Index. The rally in U.S. equities began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better-than-expected corporate earnings, a robust housing market, and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another U.S. government shutdown in early 2014.

Small cap stocks (+38.2%) outperformed large cap stocks (+32.4%) during the period, as measured by the Russell 2000 and S&P 500 Indices, respectively. Value stocks (+32.7%) underperformed growth stocks (+34.2%) during the period, as measured by the Russell 3000 Value and Russell 3000 Growth Indices, respectively. All ten sectors in the Russell 2000 Growth Index had positive returns during the period. Health Care (+51.5%), Consumer Staples (+48.4%), and Telecommunication Services (+45.9%) sectors performed best, while Utilities (11.5%) and Materials (27.4%) lagged on a relative basis.

Stock selection was the main driver of relative outperformance versus the benchmark, primarily in the Health Care, Industrials, and Materials sectors. This was partially offset by weak selection in the Information Technology, Consumer Staples, and Energy sectors. Sector allocation, which is the result of bottom-up stock selection, also contributed to relative returns, primarily due to overweights to the Information Technology and Consumer Discretionary sectors. A modest cash position in an upward trending equity market environment detracted from relative returns in the period.

Top contributors to relative and absolute performance during the period included WageWorks (Industrials), NPS Pharmaceuticals (Health Care), and KapStone Paper (Materials). Shares of WageWorks, an on-demand provider of tax-advantaged programs for consumer-directed health, commuter and other employee spending account benefits, outperformed after the company posted better-than-expected quarterly revenue and earnings and management raised its 2013 revenue and earnings guidance. Strong performance in the commuter benefits division supported higher growth in revenue. Shares of NPS Pharmaceutical, a U.S.-based drug developer focused on creating and marketing “orphan drugs” for the treatment of rare diseases, rose during the period due to favorable earnings on the back of a strong launch of its drug Gattex developed for the treatment of short bowel syndrome. Packaging and containerboard manufacturer KapStone Paper shares climbed after the company announced it would purchase Longview Fiber Paper and Packaging.

Stocks that detracted the most from relative returns during the period included Angie’s List (Information Technology), VeriFone Systems (Information Technology), and Elizabeth Arden (Consumer Discretionary). Shares of Angie’s List, an internet-based home services information provider, underperformed during the period after the company released weak earnings results due to controversial discounting of membership fees. Shares of VeriFone Systems, an electronic payment solution provider, fell sharply after it was announced

3

Hartford Small Company HLS Fund

Manager Discussion – (continued)
December 31, 2013 (Unaudited)

that the company was being investigated for violations of federal securities laws. Shares of Elizabeth Arden, a beauty products company, declined after management issued disappointing earnings guidance for the fiscal second quarter. BroadSoft (Information Technology) also detracted from absolute returns during the period.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We continue to challenge ourselves to discover emerging growth companies and to be opportunistic to uncover re-emerging growth companies. We believe the Fund is well positioned to succeed in an improving economy. We continue to focus the Fund on high-conviction ideas and maintain broad exposure across industries.

As a result of our bottom-up, stock-by-stock investment decisions, the Fund ended the period most overweight to the Information Technology and Industrials sectors relative to the Russell 2000 Growth Index. The Fund ended the period most underweight to the Health Care, Materials, and Financials sectors.

Diversification by Sector
as of December 31, 2013
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.8%
Consumer Staples	3.0
Energy	3.5
Financials	5.7
Health Care	16.8
Industrials	20.7
Information Technology	30.5
Materials	2.0
Utilities	0.1
Total	99.1%
Short-Term Investments	0.9
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Small Company HLS Fund

Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles and Components - 1.2%
83	Dana Holding Corp.	$1,628
12	Standard Motor Products, Inc.	456
275	Tenneco Automotive, Inc. ●	15,537
2	Tesla Motors, Inc. ●	261
		17,882
	Banks - 1.2%
106	EverBank Financial Corp.	1,950
62	First Merchants Corp.	1,401
61	Flushing Financial Corp.	1,265
19	Home Loan Servicing Solutions Ltd.	425
256	PacWest Bancorp	10,799
61	Umpqua Holdings Corp.	1,166
30	Wintrust Financial Corp.	1,399
		18,405
	Capital Goods - 12.6%
33	A.O. Smith Corp.	1,796
34	AAON, Inc.	1,089
90	Acuity Brands, Inc.	9,827
5	AGCO Corp.	320
570	Altra Industrial Motion Corp.	19,490
352	Applied Industrial Technologies, Inc.	17,290
274	Armstrong World Industries, Inc. ●	15,793
39	Astronics Corp. ●	1,985
2	Astronics Corp. Class B ●	88
32	AZZ, Inc.	1,578
16	Belden, Inc.	1,117
20	CAI International, Inc. ●	462
6	Carlisle Cos., Inc.	438
23	Chart Industries, Inc. ●	2,159
6	Crane Co.	434
433	DigitalGlobe, Inc. ●	17,824
10	EMCOR Group, Inc.	443
12	Esterline Technologies Corp. ●	1,218
8	Franklin Electric Co., Inc.	362
230	Generac Holdings, Inc.	13,053
87	GrafTech International Ltd. ●	973
15	H & E Equipment Services, Inc. ●	447
431	HD Supply Holdings, Inc. ●	10,339
35	Heico Corp.	2,054
14	John Bean Technologies Corp.	419
22	Lennox International, Inc.	1,882
15	Lindsay Corp.	1,222
24	Luxfer Holdings plc	509
250	Moog, Inc. Class A ●	16,967
397	Owens Corning, Inc. ●	16,179
27	Sun Hydraulics Corp.	1,122
142	Teledyne Technologies, Inc. ●	13,071
9	Textainer Group Holdings Ltd.	374
29	Titan International, Inc.	529
28	Trimas Corp. ●	1,099
170	WESCO International, Inc. ●	15,477
		189,429
	Commercial and Professional Services - 3.6%
161	Clean Harbors, Inc. ●	9,672
41	Deluxe Corp.	2,160
26	Exponent, Inc.	2,048
18	Gategroup Holding AG	475
49	GP Strategies Corp. ●	1,452
250	On Assignment, Inc. ●	8,744
31	Performant Financial Corp. ●	322
34	RPX Corp. ●	568
487	TrueBlue, Inc. ●	12,560
261	Wageworks, Inc. ●	15,514
		53,515
	Consumer Durables and Apparel - 4.4%
32	Arctic Cat, Inc.	1,827
75	Fifth & Pacific Cos., Inc. ●	2,392
16	Leapfrog Enterprises, Inc. ●	130
28	LGI Homes, Inc. ●	496
19	M/I Schottenstein Homes, Inc. ●	473
3,363	Samsonite International S.A.	10,258
414	Skechers USA, Inc. Class A ●	13,713
1,671	Standard-Pacific Corp. ●	15,124
228	Steven Madden Ltd. ●	8,325
532	Taylor Morrison Home Corp. ●	11,936
29	Vince Holding Corp. ●	881
11	William Lyon Homes ●	244
		65,799
	Consumer Services - 3.2%
696	Bloomin' Brands, Inc. ●	16,707
36	Brinker International, Inc.	1,676
78	Buffalo Wild Wings, Inc. ●	11,537
82	Del Frisco's Restaurant Group, Inc. ●	1,944
108	Ignite Restaurant Group, Inc. ●	1,355
38	Marriott Vacations Worldwide Corp. ●	2,017
61	Panera Bread Co. Class A ●	10,844
39	Sotheby's Holdings	2,053
2	Steiner Leisure Ltd. ●	113
		48,246
	Diversified Financials - 2.9%
61	Artisan Partners Asset Management, Inc.	3,989
75	DFC Global Corp. ●	858
43	Fifth Street Finance Corp.	394
220	Financial Engines, Inc.	15,279
45	HFF, Inc. ●	1,217
30	Marcus & Millichap, Inc. ●	447
3	Marlin Business Services Corp.	71
18	Portfolio Recovery Associates, Inc. ●	939
13	Regional Management Corp. ●	448
12	Springleaf Holdings, Inc. ●	306
54	Virtus Investment Partners, Inc. ●	10,821
495	Wisdomtree Investment, Inc. ●	8,763
		43,532
	Energy - 3.5%
184	Athlon Energy, Inc. ●	5,580
342	BPZ Resources, Inc. ●	622
19	C&J Energy Services, Inc. ●	437
201	Diamondback Energy, Inc. ●	10,622
58	Energy XXI (Bermuda) Ltd.	1,582
49	EPL Oil & Gas, Inc. ●	1,383
107	Jones Energy, Inc. ●	1,550
121	Karoon Gas Australia Ltd. ●	470
44	PBF Energy, Inc.	1,397
92	PDC Energy, Inc. ●	4,899
147	Rex Energy Corp. ●	2,901
258	Rosetta Resources, Inc. ●	12,375
119	SemGroup Corp.	7,790

The accompanying notes are an integral part of these financial statements.

5

Hartford Small Company HLS Fund

Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Energy - 3.5% - (continued)
40	Synergy Resources Corp. ●	$369
		51,977
	Food and Staples Retailing - 0.6%
109	Casey's General Stores, Inc.	7,643
34	Natural Grocers by Vitamin Cottage, Inc. ●	1,429
		9,072
	Food, Beverage and Tobacco - 1.4%
19	Alliance Grain Traders, Inc.	301
74	Darling International, Inc. ●	1,537
20	TreeHouse Foods, Inc. ●	1,369
767	WhiteWave Foods Co. Class A ●	17,592
		20,799
	Health Care Equipment and Services - 7.7%
244	Acadia Healthcare Co., Inc. ●	11,572
9	AmSurg Corp. ●	390
4	Atrion Corp.	1,246
37	Corvel Corp. ●	1,741
26	Cyberonics, Inc. ●	1,681
461	Dexcom, Inc. ●	16,333
11	Ensign Group, Inc.	474
349	Envision Healthcare Holdings ●	12,389
320	Examworks Group, Inc. ●	9,550
121	Globus Medical, Inc. ●	2,435
11	Greatbatch, Inc. ●	504
67	HealthSouth Corp.	2,239
117	Heartware International, Inc. ●	10,950
29	ICU Medical, Inc. ●	1,858
331	Insulet Corp. ●	12,278
8	MEDNAX, Inc. ●	432
19	Natus Medical, Inc. ●	423
9	Omnicell, Inc. ●	240
12	Photomedex, Inc. ●	159
303	Team Health Holdings ●	13,823
49	U.S. Physical Therapy, Inc.	1,713
82	Vascular Solutions, Inc. ●	1,896
147	Wellcare Health Plans, Inc. ●	10,335
		114,661
	Household and Personal Products - 1.0%
39	Elizabeth Arden, Inc. ●	1,383
57	Prestige Brands Holdings, Inc. ●	2,036
170	Spectrum Brands Holdings, Inc.	12,001
		15,420
	Insurance - 0.2%
35	Amerisafe, Inc.	1,465
43	Partnership Assurance Group ●	208
29	Protective Life Corp.	1,465
		3,138
	Materials - 2.0%
8	Advanced Emissions Solutions, Inc. ●	456
19	Cabot Corp.	1,002
200	Graphic Packaging Holding Co. ●	1,920
144	Headwaters, Inc. ●	1,406
9	Innospec, Inc.	411
299	KapStone Paper & Packaging Corp. ●	16,706
11	LSB Industries, Inc. ●	447
22	Myers Industries, Inc.	467
64	New Gold, Inc. ●	337
36	Olin Corp.	1,043
116	Omnova Solutions, Inc. ●	1,061
73	PolyOne Corp.	2,586
441	Romarco Minerals, Inc. ●	156
31	Silgan Holdings, Inc.	1,479
		29,477
	Media - 2.3%
447	Imax Corp. ●	13,164
284	Pandora Media, Inc. ●	7,558
171	Shutterstock, Inc. ●	14,264
		34,986
	Pharmaceuticals, Biotechnology and Life Sciences - 9.1%
35	Acorda Therapeutics, Inc. ●	1,017
53	Agios Pharmaceuticals, Inc. ●	1,275
45	Albany Molecular Research, Inc. ●	451
43	Alkermes plc ●	1,760
126	Alnylam Pharmaceuticals, Inc. ●	8,095
88	Arena Pharmaceuticals, Inc. ●	514
82	Bruker Corp. ●	1,629
125	Cadence Pharmaceuticals, Inc. ●	1,134
173	Covance, Inc. ●	15,239
159	Cubist Pharmaceuticals, Inc. ●	10,960
62	Durata Therapeutics, Inc. ●	793
1,137	Exelixis, Inc. ●	6,967
13	Foundation Medicine, Inc. ●	317
237	Hyperion Therapeutics, Inc. ●	4,785
434	Immunogen, Inc. ●	6,373
40	Infinity Pharmaceuticals, Inc. ●	554
488	Ironwood Pharmaceuticals, Inc. ●	5,668
301	Medicines Co. ●	11,612
384	NPS Pharmaceuticals, Inc. ●	11,656
140	Pacira Pharmaceuticals, Inc. ●	8,024
39	PAREXEL International Corp. ●	1,747
330	Portola Pharmaceuticals, Inc. ●	8,503
12	Puma Biotechnology, Inc. ●	1,246
135	Salix Pharmaceuticals Ltd. ●	12,150
178	Seattle Genetics, Inc. ●	7,102
193	Tesaro, Inc. ●	5,437
153	Xenoport, Inc. ●	881
		135,889
	Real Estate - 1.2%
30	Altisource Residential Corp.	902
59	Arbor Realty Trust	394
43	Armada Hoffler Properties, Inc.	397
36	Coresite Realty Corp. REIT	1,145
88	Glimcher Realty Trust REIT	827
30	Medical Properties Trust, Inc. REIT	372
13	Pebblebrook Hotel Trust REIT	406
53	Ramco-Gershenson Properties Trust REIT	831
45	Summit Hotel Properties, Inc. REIT	406
105	Sunstone Hotel Investors, Inc. REIT	1,402
18	Whitestone REIT	241
135	Zillow, Inc. ●	11,014
		18,337
	Retailing - 5.7%
5,016	Allstar Co. ⌂●†	10,884
15	Cato Corp.	484
29	Core-Mark Holding Co., Inc.	2,195
248	Debenhams plc	300
32	DSW, Inc.	1,381
17	Finish Line (The), Inc.	476

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Retailing - 5.7% - (continued)
187	Five Below, Inc. ●	$8,065
21	Group 1 Automotive, Inc.	1,464
283	HSN, Inc.	17,643
126	Lumber Liquidators Holdings, Inc. ●	12,914
649	Pier 1 Imports, Inc.	14,979
6	Shoe Carnival, Inc.	182
105	Tory Burch LLC ⌂†	8,113
357	Tuesday Morning Corp. ●	5,691
		84,771
	Semiconductors and Semiconductor Equipment - 1.7%
177	First Solar, Inc. ●	9,689
126	GT Advanced Technologies, Inc. ●	1,097
34	Inphi Corp. ●	437
20	Integrated Silicon Solution, Inc. ●	238
1,793	Lattice Semiconductor Corp. ●	9,881
62	Nanometrics, Inc. ●	1,183
186	SunEdison, Inc. ●	2,422
44	Ultratech Stepper, Inc. ●	1,289
		26,236
	Software and Services - 26.9%
55	Actuate Corp. ●	420
281	Acxiom Corp. ●	10,385
639	Angie's List, Inc. ●	9,684
52	Aspen Technology, Inc. ●	2,165
898	Bankrate, Inc. ●	16,110
30	Blackhawk Network Holdings, Inc. ●	749
871	Cadence Design Systems, Inc. ●	12,207
81	Carbonite, Inc. ●	957
34	Cass Information Systems, Inc.	2,321
160	Concur Technologies, Inc. ●	16,496
500	Constant Contact, Inc. ●	15,532
220	Cornerstone OnDemand, Inc. ●	11,758
92	CoStar Group, Inc. ●	16,963
15	CSG Systems International, Inc.	432
27	Cvent, Inc. ●	975
337	DealerTrack Technologies, Inc. ●	16,193
167	Demandware, Inc. ●	10,719
22	Digital River, Inc. ●	409
38	Ellie Mae, Inc. ●	1,020
149	Envestnet, Inc. ●	5,992
9	ePlus, Inc. ●	512
58	Exlservice Holdings, Inc. ●	1,606
38	Fair Isaac, Inc.	2,411
570	Fleetmatics Group Ltd. ●	24,648
239	Global Payments, Inc.	15,517
376	Heartland Payment Systems, Inc.	18,754
115	Higher One Holdings, Inc. ●	1,119
25	Imperva, Inc. ●	1,223
55	j2 Global, Inc.	2,757
45	Kofax, Ltd. ●	331
21	Manhattan Associates, Inc. ●	2,484
208	MAXIMUS, Inc.	9,164
121	Mitek Systems, Inc. ●	717
60	Model N, Inc. ●	702
45	Netscout Systems, Inc. ●	1,337
29	Nuance Communications, Inc. ●	445
163	Opentable, Inc. ●	12,956
465	PTC, Inc. ●	16,452
125	Sapient Corp. ●	2,169
645	ServiceSource International LLC ●	5,408
20	Silver Spring Networks, Inc. ●	425
162	Solera Holdings, Inc.	11,494
141	Tableau Software, Inc. ●	9,702
270	Trulia, Inc. ●	9,508
122	Tyler Corp. ●	12,505
389	Verint Systems, Inc. ●	16,700
260	Virtusa Corp. ●	9,921
773	Web.com Group, Inc. ●	24,579
32	WebMD Health Corp. ●	1,271
157	WEX, Inc. ●	15,530
268	Wix.com Ltd. ●	7,195
512	WNS Holdings Ltd. ADR ●	11,219
		402,248
	Technology Hardware and Equipment - 1.9%
20	Arris Group, Inc. ●	483
46	CDW Corp. of Delaware	1,078
9	Coherent, Inc. ●	701
36	Emulex Corp. ●	258
22	FEI Co.	1,965
45	Mitel Networks Corp. ●	453
151	Mobileye N.V. ⌂●†	5,876
14	Netgear, Inc. ●	448
51	Oplink Communications, Inc. ●	952
193	Palo Alto Networks, Inc. ●	11,105
144	ParkerVision, Inc. ●	655
46	Plantronics, Inc.	2,132
33	Polycom, Inc. ●	372
37	Ubiquiti Networks, Inc. ●	1,696
		28,174
	Transportation - 4.3%
338	Avis Budget Group, Inc. ●	13,656
47	Celadon Group, Inc.	923
336	Con-way, Inc.	13,355
51	Marten Transport Ltd.	1,038
287	Old Dominion Freight Line, Inc. ●	15,202
402	Spirit Airlines, Inc. ●	18,253
1,069	Telogis, Inc. ⌂●†	1,907
		64,334
	Utilities - 0.1%
7	ALLETE, Inc.	369
14	Pattern Energy Group, Inc.	431
9	Westar Energy, Inc.	302
		1,102
	Total common stocks
	(cost $1,123,379)	$1,477,429

PREFERRED STOCKS - 0.2%
	Transportation - 0.2%
1,456	Telogis, Inc. ⌂●†	$2,885

	Total preferred stocks
	(cost $3,206)	$2,885

The accompanying notes are an integral part of these financial statements.

7

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
EXCHANGE TRADED FUNDS - 0.2%
	Other Investment Pools and Funds - 0.2%
26	iShares Russell 2000 Growth Index Fund		$3,503

	Total exchange traded funds
	(cost $3,485)		$3,503

	Total long-term investments
	(cost $1,130,070)		$1,483,817

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $646, collateralized by GNMA 4.00%, 2043, value of $659)
$646	0.005%, 12/31/2013		$646
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $620, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$633)
620	0.01%, 12/31/2013		620
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $2,197, collateralized by
FHLMC 3.00% - 5.00%, 2019 - 2043,
FNMA 0.76% - 6.00%, 2016 - 2043,
GNMA 1.50% - 5.25%, 2028 - 2043, value
	of $2,241)
2,197	0.02%, 12/31/2013		2,197
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $1,982, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $2,021)
1,982	0.01%, 12/31/2013		1,982
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $3,566,
collateralized by U.S. Treasury Bond
3.88% - 8.13%, 2021 - 2040, U.S. Treasury
Note 0.25% - 3.38%, 2014 - 2020, value of
	$3,637)
3,566	0.01%, 12/31/2013		3,566
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $1,159, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $1,182)
1,159	0.01%, 12/31/2013		1,159
TD Securities TriParty Repurchase Agreement
(maturing on 01/02/2014 in the amount of
$2,782, collateralized by FFCB 0.20% -
0.50%, 2015 - 2016, FHLMC  0.38% -
5.25%, 2014 - 2042, FNMA 0.50%
	- 7.13%, 2014 - 2043, value of $2,837)
2,781	0.01%, 12/31/2013		2,781
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $24, collateralized by U.S. Treasury Note 2.13%, 2015, value of $24)
24	0.01%, 12/31/2013		24
			12,975
	Total short-term investments
	(cost $12,975)		$12,975

	Total investments
	(cost $1,143,045) ▲	100.0%	$1,496,792
	Other assets and liabilities	—%	(180)
	Total net assets	100.0%	$1,496,612

The accompanying notes are an integral part of these financial statements.

8

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $1,146,607 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$373,627
Unrealized Depreciation	(23,442)
Net Unrealized Appreciation	$350,185

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At December 31, 2013, the aggregate value of these securities was $29,665, which represents 2.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	$2,964
08/2013	151	Mobileye N.V.	5,273
09/2013	1,069	Telogis, Inc.	2,119
09/2013	1,456	Telogis, Inc. Preferred	3,206
11/2013	105	Tory Burch LLC	8,228

At December 31, 2013, the aggregate value of these securities was $29,665, which represents 2.0% of total net assets.

Foreign Currency Contracts Outstanding at December 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Buy	01/02/2014	BOA	$163	$164	$1
CAD	Sell	01/02/2014	SSG	33	33	–
						$1

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
SSG	State Street Global Markets LLC

Currency Abbreviations:
CAD	Canadian Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

Hartford Small Company HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,477,429	$1,439,413	$11,236	$26,780
Exchange Traded Funds	3,503	3,503	–	–
Preferred Stocks	2,885	–	–	2,885
Short-Term Investments	12,975	–	12,975	–
Total	$1,496,792	$1,442,916	$24,211	$29,665
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the year ended December 31, 2013, investments valued at $1,076 were transferred from Level 1 to Level 2, and investments valued at $3,550 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013
Assets:
Common Stocks	$7,074	$—	$4,086	*	$—	$15,620	$—	$—	$—	$26,780
Preferred Stocks	—	—	(321	)†	—	3,206	—	—	—	2,885
Total	$7,074	$—	$3,765		$—	$18,826	$—	$—	$—	$29,665

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $4,086.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $(321).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

10

Hartford Small Company HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,143,045)	$1,496,792
Cash	2
Foreign currency on deposit with custodian (cost $—)	—
Unrealized appreciation on foreign currency contracts	1
Receivables:
Investment securities sold	29,773
Fund shares sold	1,619
Dividends and interest	211
Other assets	—
Total assets	1,528,398
Liabilities:
Unrealized depreciation on foreign currency contracts	—
Payables:
Investment securities purchased	5,740
Fund shares redeemed	25,738
Investment management fees	223
Distribution fees	8
Accrued expenses	77
Total liabilities	31,786
Net assets	$1,496,612
Summary of Net Assets:
Capital stock and paid-in-capital	$896,098
Distributions in excess of net investment income	(134)
Accumulated net realized gain	246,901
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	353,747
Net assets	$1,496,612
Shares authorized	1,500,000
Par value	$0.001
Class IA: Net asset value per share	$26.43
Shares outstanding	51,267
Net assets	$1,354,821
Class IB: Net asset value per share	$25.46
Shares outstanding	5,568
Net assets	$141,791

The accompanying notes are an integral part of these financial statements.

11

Hartford Small Company HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$5,789
Interest	16
Less: Foreign tax withheld	(54)
Total investment income, net	5,751

Expenses:
Investment management fees	9,350
Transfer agent fees	6
Distribution fees - Class IB	326
Custodian fees	14
Accounting services fees	164
Board of Directors' fees	35
Audit fees	21
Other expenses	199
Total expenses (before fees paid indirectly)	10,115
Commission recapture	(125)
Custodian fee offset	—
Total fees paid indirectly	(125)
Total expenses, net	9,990
Net Investment Loss	(4,239)

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	258,218
Net realized gain on foreign currency contracts	73
Net realized loss on other foreign currency transactions	(78)
Net Realized Gain on Investments and Foreign Currency Transactions	258,213

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	244,342
Net unrealized depreciation of foreign currency contracts	(2)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	1
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	244,341
Net Gain on Investments and Foreign Currency Transactions	502,554
Net Increase in Net Assets Resulting from Operations	$498,315

The accompanying notes are an integral part of these financial statements.

12

Hartford Small Company HLS Fund
Statement of Changes in Net Assets
(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income (loss)	$(4,239)	$1,596
Net realized gain on investments and foreign currency transactions	258,213	105,170
Net unrealized appreciation of investments and foreign currency transactions	244,341	81,683
Net Increase in Net Assets Resulting from Operations	498,315	188,449
Distributions to Shareholders:
From net investment income
Class IA	(1,038)	—
Total from net investment income	(1,038)	—
From net realized gain on investments
Class IA	(89,056)	(70)
Class IB	(9,991)	(10)
Total from net realized gain on investments	(99,047)	(80)
Total distributions	(100,085)	(80)
Capital Share Transactions:
Class IA
Sold	161,148	86,327
Issued on reinvestment of distributions	90,094	70
Redeemed	(383,841)	(217,332)
Total capital share transactions	(132,599)	(130,935)
Class IB
Sold	27,421	17,856
Issued on reinvestment of distributions	9,991	10
Redeemed	(49,914)	(78,670)
Total capital share transactions	(12,502)	(60,804)
Net decrease from capital share transactions	(145,101)	(191,739)
Net Increase (Decrease) in Net Assets	253,129	(3,370)
Net Assets:
Beginning of period	1,243,483	1,246,853
End of period	$1,496,612	$1,243,483
Undistributed (distribution in excess of) net investment income	$(134)	$1,412
Shares:
Class IA
Sold	6,827	4,505
Issued on reinvestment of distributions	3,820	4
Redeemed	(16,433)	(11,366)
Total share activity	(5,786)	(6,857)
Class IB
Sold	1,220	962
Issued on reinvestment of distributions	439	1
Redeemed	(2,236)	(4,236)
Total share activity	(577)	(3,273)

The accompanying notes are an integral part of these financial statements.

13

Hartford Small Company HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Small Company HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s portfolio managers are Steven C. Angeli (81.70%), Mammen Chally (15.72%) and Jamie A. Rome (2.58%). The portfolio management team also includes Stephen C. Mortimer and Mario E. Abularach. The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The

14

value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

15

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid.

16

Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions

17

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of December 31, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of December 31, 2013.

18

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$1	$—	$—	$—	$—	$1
Total	$—	$1	$—	$—	$—	$—	$1

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$73	$—	$—	$—	$—	$73
Total	$—	$73	$—	$—	$—	$—	$73

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(2)	$—	$—	$—	$—	$(2)
Total	$—	$(2)	$—	$—	$—	$—	$(2)

The derivatives held by the Fund as of December 31, 2013 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related

19

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$1,351	$—
Long-Term Capital Gains*	98,734	80

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC Sec. 852(b)(3)(C).

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$93,037
Undistributed Long-Term Capital Gain	157,292
Unrealized Appreciation*	350,185
Total Accumulated Earnings	$600,514

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

20

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$3,731
Accumulated Net Realized Gain (Loss)	(3,731)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2013.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

21

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $500 million	0.6000%
On next $3.5 billion	0.5500%
On next $5 billion	0.5300%
Over $10 billion	0.5200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.71%
Class IB	0.96

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

22

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes payments from affiliates. Had the payments from the affiliates been excluded, the impact and total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.08%	0.09%
Total Return Excluding Payment from Affiliate	29.18%	28.90%

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$1,289,293
Sales Proceeds Excluding U.S. Government Obligations	1,545,772

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

23

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

24

Hartford Small Company HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─											─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$19.74	$(0.07)		$8.60	$8.53	$(0.02)	$(1.82)	$(1.84)	$26.43	44.38%		$1,354,821	0.71%	0.71%	(0.29)%
IB	19.06	(0.12)		8.34	8.22	–	(1.82)	(1.82)	25.46	44.28		141,791	0.96	0.96	(0.54)

For the Year Ended December 31, 2012 (D)
IA	$17.07	$0.03		$2.64	$2.67	$–	$–	$–	$19.74	15.64%		$1,126,350	0.72%	0.72%	0.16%
IB	16.56	(0.03)		2.53	2.50	–	–	–	19.06	15.10		117,133	0.97	0.97	(0.13)

For the Year Ended December 31, 2011 (D)
IA	$17.66	$(0.02)		$(0.57)	$(0.59)	$–	$–	$–	$17.07	(3.36)%		$1,090,883	0.71%	0.71%	(0.13)%
IB	17.18	(0.09)		(0.53)	(0.62)	–	–	–	16.56	(3.62)		155,970	0.96	0.96	(0.38)

For the Year Ended December 31, 2010 (D)
IA	$14.23	$(0.01)		$3.44	$3.43	$–	$–	$–	$17.66	24.13%		$1,180,045	0.73%	0.73%	(0.08)%
IB	13.88	(0.06)		3.36	3.30	–	–	–	17.18	23.83		212,281	0.98	0.98	(0.33)

For the Year Ended December 31, 2009 (D)
IA	$11.01	$–	(E)	$3.22	$3.22	$–	$–	$–	$14.23	29.29	%(F)	$1,026,150	0.75%	0.75%	(0.07)%
IB	10.76	(0.03	)(E)	3.15	3.12	–	–	–	13.88	29.01	(F)	208,358	1.00	1.00	(0.32)

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	The impact of Payment from Affiliate per share was $0.01.
(F)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	96%
For the Year Ended December 31, 2012	110
For the Year Ended December 31, 2011	99
For the Year Ended December 31, 2010	171
For the Year Ended December 31, 2009	184

25

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Small Company HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Small Company HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN
February 17, 2014

26

Hartford Small Company HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

27

Hartford Small Company HLS Fund
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

28

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

29

Hartford Small Company HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,213.00	$3.97	$1,000.00	$1,021.62	$3.63	0.71%	184	365
Class IB	$1,000.00	$1,211.10	$5.36	$1,000.00	$1,020.36	$4.90	0.96%	184	365

30

Hartford Small Company HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Small Company HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting,

31

Hartford Small Company HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1- and 3-year periods and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 5-year periods and in line with its benchmark for the 3-year period.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

32

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

33

Hartford Small Company HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

34

Hartford Small Company HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Small-cap Stock Risk: Small-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

35

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-SC13 2-14 113551-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD STOCK HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Stock HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Stock HLS Fund inception 08/31/1977
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview 12/31/03 – 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Stock IA	32.25%	19.44%	6.72%
Stock IB	31.92%	19.14%	6.46%
Russell 1000 Index	33.11%	18.59%	7.78%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.51% and 0.76%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Stock HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Donald J. Kilbride
Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Stock HLS Fund returned 32.25% for the twelve-month period ended December 31, 2013, underperforming the Fund’s benchmark, the Russell 1000 Index, which returned 33.11% for the same period. The Fund, however, outperformed the 31.34% average return of the Variable Products-Underlying Funds Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities reached another all-time high in December and finished 2013 with a gain of 32.4%, as measured by the S&P 500 Index, the Index’s best return since 1997. The rally in U.S. equities began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better-than-expected corporate earnings, a robust housing market, and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another US government shutdown in early 2014.

Overall equity market performance was positive for the period across all market capitalizations: large cap (+33%), mid cap (+34%) and small cap equities (+39%) all rose meaningfully, as represented by the Russell 1000, S&P 400 MidCap, and Russell 2000 Indices, respectively. During the twelve-month period all ten sectors rose within the Russell 1000 Index, led by Consumer Discretionary (+44%), Industrials (+42%), and Health Care (+42%). Telecommunication Services (+14%), Utilities (+15%), and Materials (+24%) lagged on a relative basis.

The Fund’s underperformance versus the benchmark was primarily driven by weak security selection within Consumer Discretionary, Health Care, and Energy. Sector allocation, a residual of the bottom-up stock selection process, contributed positively to relative performance due to an overweight to Health Care and an underweight to Telecommunication Services. This performance was partially offset by a modest cash position in a generally rising market environment.

Stocks that detracted the most from benchmark relative returns during the period were Enbridge (Energy), Target (Consumer Discretionary) and CH Robinson Worldwide (Industrials). Shares of Enbridge, a transporter and distributor of energy across North America, underperformed during the period as some investors were disappointed by management's cautious tone for the remainder of the year (during the second quarter). Additionally, a large secondary offering added temporary pressure on the shares. Shares of Target, a discount retailer, underperformed after the company reported a third quarter miss in its Canadian operations, which overshadowed U.S. earnings that tracked within guidance. Shares of CH Robinson Worldwide, a freight transportation services and logistics solutions provider, fell after the company announced disappointing earnings, which were challenged by a slow volume recovery. IBM (Information Technology) was also among top detractors from performance on an absolute basis.

Top contributors to relative performance during the period were Apple (Information Technology), Cardinal Health (Health Care), and Lockheed Martin (Industrials). Shares of Apple, a designer, manufacturer, and retailer of a range of interconnected computing devices and personal electronic products, underperformed as the company had mixed results during the period. Apple missed revenue expectations and issued disappointing earnings guidance early in the period, and posted strong earnings due to robust iPhone sales and promising growth in China later in the period. Not holding the benchmark component during the period aided relative performance. Shares of global pharmaceutical distributor Cardinal Health surged after the firm posted a 25% year-over-year quarterly profit jump and hiked its earnings forecast for next year. Lockheed Martin, a security and aerospace company, saw its shares rise after reporting higher-than-expected profits and improved margins. Microsoft (Information Technology) also contributed to performance on an absolute basis.

3

Hartford Stock HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

As has been the case for much of the last few years, we remain highly cautious in our investment posture. The reasons remain the same. In our opinion, soft, underlying economic conditions globally are being masked by central bank liquidity measures. While we remain uncertain as to the virtue of such programs from a public policy perspective, we believe these measures have buoyed the markets. And when ultimately unwound, we believe they present risk to all assets, especially stocks.

We therefore have remained singularly focused on enhancing the quality of the Fund every day using dividend growth as our primary lens.

At the end of the period, our bottom-up investment approach resulted in overweight exposures in Health Care, Consumer Staples, and Consumer Discretionary as we continued to find attractive investment opportunities in these sectors. The Fund’s largest underweights, relative to the Russell 1000 Index, were in Information Technology, Financials, and Telecommunication Services.

Diversification by Sector

as of December 31, 2013

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	17.1%
Consumer Staples	13.1
Energy	8.4
Financials	10.5
Health Care	18.1
Industrials	13.8
Information Technology	11.3
Materials	4.1
Utilities	1.2
Total	97.6%
Short-Term Investments	2.2
Other Assets and Liabilities	0.2
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Stock HLS Fund
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6%
	Banks - 3.4%
406	PNC Financial Services Group, Inc.	$31,490
699	Wells Fargo & Co.	31,752
		63,242
	Capital Goods - 10.8%
299	Emerson Electric Co.	20,991
397	General Dynamics Corp.	37,962
332	Honeywell International, Inc.	30,321
302	Lockheed Martin Corp.	44,887
219	Northrop Grumman Corp.	25,044
374	United Technologies Corp.	42,569
		201,774
	Consumer Durables and Apparel - 3.5%
698	Mattel, Inc.	33,231
416	NIKE, Inc. Class B	32,694
		65,925
	Consumer Services - 2.8%
532	McDonald's Corp.	51,601

	Diversified Financials - 1.7%
103	BlackRock, Inc.	32,715

	Energy - 8.4%
1,505	BG Group plc	32,389
341	Chevron Corp.	42,554
763	Enbridge, Inc.	33,307
300	Exxon Mobil Corp.	30,339
194	Occidental Petroleum Corp.	18,405
		156,994
	Food and Staples Retailing - 4.6%
509	CVS Caremark Corp.	36,407
623	Wal-Mart Stores, Inc.	49,019
		85,426
	Food, Beverage and Tobacco - 5.2%
315	Anheuser-Busch InBev N.V.	33,496
763	Coca-Cola Co.	31,518
949	Diageo Capital plc	31,462
		96,476
	Health Care Equipment and Services - 6.8%
666	Cardinal Health, Inc.	44,518
684	Medtronic, Inc.	39,258
584	UnitedHealth Group, Inc.	43,968
		127,744
	Household and Personal Products - 3.3%
416	Colgate-Palmolive Co.	27,124
430	Procter & Gamble Co.	35,038
		62,162
	Insurance - 4.3%
362	ACE Ltd.	37,443
200	Chubb Corp.	19,309
499	Marsh & McLennan Cos., Inc.	24,152
		80,904
	Materials - 4.1%
298	Ecolab, Inc.	31,028
353	Praxair, Inc.	45,871
		76,899
	Media - 3.6%
527	Omnicom Group, Inc.	39,192
381	Walt Disney Co.	29,083
		68,275
	Pharmaceuticals, Biotechnology and Life Sciences - 11.3%
265	Amgen, Inc.	30,301
479	Johnson & Johnson	43,858
973	Merck & Co., Inc.	48,720
877	Pfizer, Inc.	26,865
152	Roche Holding AG	42,497
480	Teva Pharmaceutical Industries Ltd. ADR	19,227
		211,468
	Real Estate - 1.1%
135	Public Storage REIT	20,350

	Retailing - 7.2%
9,440	Allstar Co. ⌂●†	20,482
715	Lowe's Cos., Inc.	35,411
665	Target Corp.	42,092
585	TJX Cos., Inc.	37,271
		135,256
	Software and Services - 11.3%
428	Accenture plc	35,177
536	Automatic Data Processing, Inc.	43,286
220	IBM Corp.	41,267
1,363	Microsoft Corp.	51,018
1,051	Oracle Corp.	40,200
		210,948
	Transportation - 3.0%
538	United Parcel Service, Inc. Class B	56,502

	Utilities - 1.2%
360	Dominion Resources, Inc.	23,312

	Total common stocks
	(cost $1,403,534)	$1,827,973

	Total long-term investments
	(cost $1,403,534)	$1,827,973

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $2,025, collateralized by GNMA 4.00%, 2043, value of $2,066)
$2,025	0.005%, 12/31/2013	$2,025
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $1,946, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$1,985)
1,946	0.01%, 12/31/2013	1,946

The accompanying notes are an integral part of these financial statements.

5

Hartford Stock HLS Fund
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.2% - (continued)
Repurchase Agreements - 2.2% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $6,892, collateralized by
FHLMC 3.00% - 5.00%, 2019 - 2043,
FNMA 0.76% - 6.00%, 2016 - 2043,
GNMA 1.50% - 5.25%, 2028 - 2043, value
	of $7,030)
$6,892	0.02%, 12/31/2013		$6,892
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $6,216, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $6,340)
6,216	0.01%, 12/31/2013		6,216
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $11,185,
collateralized by U.S. Treasury Bond
3.88% - 8.13%, 2021 - 2040, U.S. Treasury
Note 0.25% - 3.38%, 2014 - 2020, value of
	$11,408)
11,185	0.01%, 12/31/2013		11,185
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $3,634, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $3,707)
3,634	0.01%, 12/31/2013		3,634
TD Securities TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $8,724, collateralized by FFCB
0.20% - 0.50%, 2015 - 2016,
FHLMC  0.38% - 5.25%, 2014 - 2042,
FNMA 0.50% - 7.13%, 2014 - 2043,  value
	of $8,899)
8,724	0.01%, 12/31/2013		8,724
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $75, collateralized by U.S. Treasury Note 2.13%, 2015, value of $76)
75	0.01%, 12/31/2013		75
			40,697
	Total short-term investments
	(cost $40,697)		$40,697

	Total investments
	(cost $1,444,231) ▲	99.8%	$1,868,670
	Other assets and liabilities	0.2%	3,045
	Total net assets	100.0%	$1,871,715

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $1,446,713 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$428,940
Unrealized Depreciation	(6,983)
Net Unrealized Appreciation	$421,957

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At December 31, 2013, the aggregate value of these securities was $20,482, which represents 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	$5,578

At December 31, 2013, the aggregate value of these securities was $20,482, which represents 1.1% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Hartford Stock HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,827,973	$1,667,647	$139,844	$20,482
Short-Term Investments	40,697	–	40,697	–
Total	$1,868,670	$1,667,647	$180,541	$20,482

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013
Assets:
Common Stocks	$21,169	$8,320	$1,266	*	$—	$—	$(10,273)	$—	$—	$20,482
Total	$21,169	$8,320	$1,266		$—	$—	$(10,273)	$—	$—	$20,482

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $7,170.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Stock HLS Fund
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,444,231)	$1,868,670
Cash	—
Foreign currency on deposit with custodian (cost $—)	—
Receivables:
Investment securities sold	315
Fund shares sold	1,605
Dividends and interest	2,714
Total assets	1,873,304
Liabilities:
Payables:
Fund shares redeemed	1,253
Investment management fees	193
Distribution fees	11
Accrued expenses	132
Total liabilities	1,589
Net assets	$1,871,715
Summary of Net Assets:
Capital stock and paid-in-capital	$2,010,524
Undistributed net investment income	927
Accumulated net realized loss	(564,197)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	424,461
Net assets	$1,871,715
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$58.07
Shares outstanding	28,709
Net assets	$1,667,278
Class IB: Net asset value per share	$58.04
Shares outstanding	3,522
Net assets	$204,437

The accompanying notes are an integral part of these financial statements.

9

Hartford Stock HLS Fund
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Dividends	$44,237
Interest	23
Less: Foreign tax withheld	(603)
Total investment income, net	43,657

Expenses:
Investment management fees	8,650
Transfer agent fees	1
Distribution fees - Class IB	512
Custodian fees	12
Accounting services fees	182
Board of Directors' fees	48
Audit fees	22
Other expenses	308
Total expenses (before fees paid indirectly)	9,735
Commission recapture	(12)
Custodian fee offset	—
Total fees paid indirectly	(12)
Total expenses, net	9,723
Net Investment Income	33,934

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	160,462
Net realized gain on foreign currency contracts	613
Net realized loss on other foreign currency transactions	(567)
Net Realized Gain on Investments and Foreign Currency Transactions	160,508

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	313,052
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	20
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	313,072
Net Gain on Investments and Foreign Currency Transactions	473,580
Net Increase in Net Assets Resulting from Operations	$507,514

The accompanying notes are an integral part of these financial statements.

10

Hartford Stock HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$33,934	$33,887
Net realized gain on investments and foreign currency transactions	160,508	236,957
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	313,072	(18,825)
Net Increase in Net Assets Resulting from Operations	507,514	252,019
Distributions to Shareholders:
From net investment income
Class IA	(30,025)	(32,577)
Class IB	(3,209)	(3,720)
Total distributions	(33,234)	(36,297)
Capital Share Transactions:
Class IA
Sold	30,364	24,409
Issued on reinvestment of distributions	30,025	32,577
Redeemed	(345,934)	(328,593)
Total capital share transactions	(285,545)	(271,607)
Class IB
Sold	11,893	8,307
Issued on reinvestment of distributions	3,209	3,720
Redeemed	(64,391)	(70,038)
Total capital share transactions	(49,289)	(58,011)
Net decrease from capital share transactions	(334,834)	(329,618)
Net Increase (Decrease) in Net Assets	139,446	(113,896)
Net Assets:
Beginning of period	1,732,269	1,846,165
End of period	$1,871,715	$1,732,269
Undistributed (distribution in excess of) net investment income	$927	$204
Shares:
Class IA
Sold	588	554
Issued on reinvestment of distributions	528	728
Redeemed	(6,660)	(7,451)
Total share activity	(5,544)	(6,169)
Class IB
Sold	231	190
Issued on reinvestment of distributions	56	83
Redeemed	(1,242)	(1,592)
Total share activity	(955)	(1,319)

The accompanying notes are an integral part of these financial statements.

11

Hartford Stock HLS Fund
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Stock HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the

13

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

14

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such

15

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of December 31, 2013.

b)	Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the year ended December 31, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$613	$—	$—	$—	$—	$613
Total	$—	$613	$—	$—	$—	$—	$613

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention

16

(or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$33,234	$36,297

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$927
Accumulated Capital and Other Losses*	(561,715)
Unrealized Appreciation†	421,979
Total Accumulated Deficit	$(138,809)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization

17

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$23
Accumulated Net Realized Gain (Loss)	(23)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$561,715
Total	$561,715

During the year ended December 31, 2013, the Fund utilized $156,817 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

18

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $4 billion	0.4500%
On next $5 billion	0.4475%
Over $10 billion	0.4450%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.51%
Class IB	0.76

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

19

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	41.53%	41.18%

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$484,408
Sales Proceeds Excluding U.S. Government Obligations	839,183

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

20

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

21

Hartford Stock HLS Fund
Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets
For the Year Ended December 31, 2013
IA	$44.73	$0.99	$13.41	$14.40	$(1.06)	$–	$(1.06)	$58.07	32.25%		$1,667,278	0.51%	0.51%	1.89%
IB	44.71	0.85	13.40	14.25	(0.92)	–	(0.92)	58.04	31.92		204,437	0.76	0.76	1.64

For the Year Ended December 31, 2012 (D)
IA	$39.95	$0.91	$4.83	$5.74	$(0.96)	$–	$(0.96)	$44.73	14.38%		$1,532,116	0.51%	0.51%	1.86%
IB	39.92	0.82	4.81	5.63	(0.84)	–	(0.84)	44.71	14.10		200,153	0.76	0.76	1.61

For the Year Ended December 31, 2011 (D)
IA	$40.98	$0.62	$(1.07)	$(0.45)	$(0.58)	$–	$(0.58)	$39.95	(1.09)%		$1,614,788	0.50%	0.50%	1.37%
IB	40.94	0.51	(1.06)	(0.55)	(0.47)	–	(0.47)	39.92	(1.34)		231,377	0.75	0.75	1.11

For the Year Ended December 31, 2010 (D)
IA	$36.10	$0.44	$4.89	$5.33	$(0.45)	$–	$(0.45)	$40.98	14.80%		$1,980,502	0.50%	0.50%	1.09%
IB	36.06	0.35	4.88	5.23	(0.35)	–	(0.35)	40.94	14.51		300,279	0.75	0.75	0.84

For the Year Ended December 31, 2009 (D)
IA	$25.86	$0.48	$10.25	$10.73	$(0.49)	$–	$(0.49)	$36.10	41.54	%(E)	$2,055,227	0.51%	0.51%	1.43%
IB	25.84	0.39	10.24	10.63	(0.41)	–	(0.41)	36.06	41.18	(E)	328,275	0.76	0.76	1.19

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	27%
For the Year Ended December 31, 2012	82
For the Year Ended December 31, 2011	43
For the Year Ended December 31, 2010	77
For the Year Ended December 31, 2009	84

22

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Stock HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Stock HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN
February 17, 2014

23

Hartford Stock HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

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William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

25

Hartford Stock HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS

(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Stock HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,142.60	$2.74	$1,000.00	$1,022.65	$2.58	0.51%	184	365
Class IB	$1,000.00	$1,141.20	$4.09	$1,000.00	$1,021.39	$3.86	0.76%	184	365

27

Hartford Stock HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Stock HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

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With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio manager, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio manager, the number of accounts managed by the portfolio manager, and the Sub-adviser’s method for compensating the portfolio manager.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, the 3rd quintile for the 3-year period and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 3-year periods and in line with its benchmark for the 5-year period.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

29

Hartford Stock HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile of its expense group.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

30

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

31

Hartford Stock HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

Market and Selection Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform compared to the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

32

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-S13 2-14 113554-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD TOTAL RETURN BOND HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Total Return Bond HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Total Return Bond HLS Fund inception 08/31/1977
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks a competitive total return, with income as a secondary objective.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Total Return Bond IA	-1.36%	7.01%	4.30%
Total Return Bond IB	-1.66%	6.73%	4.04%
Barclays U.S. Aggregate Bond Index	-2.02%	4.44%	4.55%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of March 5, 2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Barclays U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.50% and 0.75%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Total Return Bond HLS Fund
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Managers
Joseph F. Marvan, CFA	Lucius T. Hill, III	Campe Goodman, CFA
Senior Vice President and Fixed Income Portfolio Manager	Senior Vice President and Fixed Income Portfolio Manager	Vice President and Fixed Income Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Total Return Bond HLS Fund returned -1.36% for the twelve-month period ended December 31, 2013, outperforming the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.02% for the same period. The Fund also outperformed the -1.87% average return of the Variable Products-Underlying Funds Lipper Intermediate Investment Grade Debt Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global central banks’ unconventional policy measures continued to be one of the biggest influences on the market during the year. Central Bank easing and signs of gradual global economic recovery imparted a positive tone to financial markets early in the year. However, concerns about a possible pull back in U.S. Federal Reserve (Fed) stimulus were felt in the second quarter, triggered by Fed Chairman Ben Bernanke’s unexpectedly hawkish tone. Fed officials signaled a readiness to begin tapering the Fed’s asset purchases under quantitative easing (QE) by September and to end purchases by mid-2014 if the economy strengthened sufficiently. The Fed’s earlier-than-expected plan to taper asset purchases sent yields sharply higher and credit spreads gapped out in sympathy. Meanwhile, other major central banks, including the Bank of Japan, European Central Bank, and Bank of England, reiterated their commitment to easy monetary policy for as long it was needed.

Signs of economic momentum and speculation over Fed tapering weighed on U.S. Treasury prices during the year; for the full year 2013, 5-, 10-, and 30-year Treasury yields rose 1.02%, 1.27%, and 1.02%, respectively. Many of the major fixed income sectors, with the exception of high yield and bank loans, posted negative absolute returns due to the rise in yields. However, most sectors outperformed Treasuries on a duration-adjusted basis as credit spreads tightened.

The drivers of the Fund’s outperformance stemmed from its credit sector positioning. The Fund’s positioning in investment grade credit contributed the most to relative outperformance during the period largely due to the Fund’s overweight to financial institutions. The Fund’s allocation to non-agency mortgage backed securities (MBS) was a significant contributor to relative results as non-agencies performed strongly amid improving housing fundamentals and strong data. The Fund’s positioning within high yield credit contributed positively to performance overall. Positive results from an allocation to bank loans and BB-rated high yield issuers more than offset the negative impact of high yield credit default swap index positions, which were used as a source of liquidity and to manage overall portfolio risk.

The Fund’s agency MBS pass-through positioning detracted during the period due largely to an underweight to middle- and higher-coupons in favor of lower-coupon MBS. Allocations to Emerging Market Debt and Non Dollar detracted modestly during the period.

What is the outlook?

In the U.S., we maintain a moderately procyclical risk posture as we see positive economic momentum in the U.S. going forward.

In our opinion, we expect moderately stronger U.S. growth in 2014, underpinned by still extremely loose monetary policy and much less fiscal drag compared to 2013. Corporate and personal balance sheets are also as strong as they have been in years. Although valuations in many fixed income sectors have risen closer to fair value, we believe accommodative monetary policy and reasonable economic growth will bode well for credit spreads.

We ended the year favoring most credit sectors. This view is expressed through an overweight to U.S. financials within investment-grade credit, and through allocations to upper-tier high-yield bonds and bank loans. Non-agency residential MBS still appear attractive to us against the backdrop of an improving housing market. We ended the period with a neutral view on agency MBS as we believe their valuations are slightly overvalued and continue to have an overweight to commercial mortgage-backed securities based on our view of their attractive valuations.

We believe accommodative monetary policy will continue to promote moderate economic growth through 2014, which should be supportive of higher interest rates. Therefore, we have a short duration bias.

3

Hartford Total Return Bond HLS Fund
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

Diversification by Security Type

as of December 31, 2013

Category	Percentage of Net Assets
Equity Securities
Call Options Purchased	0.0%
Preferred Stocks	0.1
Put Options Purchased	0.1
Total	0.2%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	16.2%
Corporate Bonds	30.3
Foreign Government Obligations	0.2
Municipal Bonds	1.7
Senior Floating Rate Interests	4.4
U.S. Government Agencies	35.3
U.S. Government Securities	20.1
Total	108.2%
Short-Term Investments	13.3%
Other Assets and Liabilities	(21.7)
Total	100.0%

Credit Exposure

as of December 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	39.5%
Aa / AA	24.1
A	7.1
Baa / BBB	21.1
Ba / BB	6.4
B	3.1
Caa / CCC or Lower	6.0
Not Rated	0.9
Non-Debt Securities and Other Short-Term Instruments	13.5
Other Assets and Liabilities	(21.7)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
December 31, 2013 (000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.2%
Computer and Electronic Product Manufacturing - 0.4%
	Computer and Peripheral Equipment Manufacturing - 0.4%
	SBA Tower Trust
$5,620	2.93%, 12/15/2017 ■	$5,720
7,645	3.60%, 04/15/2043 ■	7,473
		13,193
Finance and Insurance - 15.8%
	Captive Auto Finance - 1.7%
	Ally Automotive Receivables Trust
5,675	3.38%, 09/15/2017 ■	5,769
5,650	3.61%, 08/15/2016 ■	5,655
	CPS Automotive Trust
3,525	1.54%, 07/16/2018 ■	3,522
2,371	1.82%, 12/16/2019 ■	2,360
	Credit Acceptance Automotive Loan Trust
5,325	1.21%, 10/15/2020 ■	5,329
3,865	1.50%, 04/15/2021 ■	3,864
1,860	2.21%, 09/15/2020 ■	1,870
5,115	3.12%, 03/16/2020 ■	5,133
	Ford Credit Automotive Owner Trust
4,600	2.54%, 02/15/2016	4,684
3,680	3.21%, 07/15/2017	3,794
1,730	5.53%, 05/15/2016 ■	1,747
	Harley-Davidson Motorcycle Trust
4,180	2.12%, 08/15/2017	4,203
	Hyundai Automotive Receivables Trust
6,710	2.27%, 02/15/2017	6,832
	Prestige Automotive Receivables Trust
3,855	2.49%, 04/16/2018 ■	3,887
	Santander Drive Automotive Receivables Trust
4,969	3.89%, 07/17/2017	5,052
	SNAAC Automotive Receivables Trust
327	1.78%, 06/15/2016 ■	328
		64,029
	Captive Retail Finance - 0.1%
	CNH Equipment Trust
3,075	2.97%, 05/15/2017	3,182

	Real Estate Credit (Mortgage Banking) - 14.0%
	American Home Mortgage Assets Trust
2,498	1.08%, 10/25/2046 Δ	1,759
	Asset Backed Funding Certificates
4,612	0.38%, 01/25/2037 Δ	2,630
	Aventura Mall Trust
4,465	3.74%, 12/05/2032 ■Δ	4,578
	Banc of America Commercial Mortgage, Inc.
6,965	5.36%, 09/10/2047 Δ	7,414
11,725	5.44%, 11/10/2042 Δ	12,156
2,780	5.63%, 07/10/2046 Δ	3,014
	Banc of America Funding Corp.
7,063	0.47%, 05/20/2047 Δ	5,874
9,328	5.77%, 05/25/2037	7,737
411	5.85%, 01/25/2037	323
	BB-UBS Trust
2,790	3.43%, 11/05/2036 ■	2,557
	BCAP LLC Trust
1,457	0.33%, 01/25/2037 Δ	1,052
3,829	0.34%, 03/25/2037 Δ	3,122
	Bear Stearns Adjustable Rate Mortgage Trust
5,823	2.25%, 08/25/2035 ‡Δ	5,828
8,973	2.43%, 10/25/2035 ‡Δ	8,813
	Bear Stearns Alt-A Trust
826	0.54%, 05/25/2036 Δ	529
	Bear Stearns Commercial Mortgage Securities, Inc.
2,010	5.47%, 01/12/2045	2,227
3,600	5.54%, 10/12/2041 ‡	3,934
	Cal Funding II Ltd.
1,806	3.47%, 10/25/2027 ■	1,782
	Cent CLO L.P.
9,345	1.70%, 01/25/2026 ■☼	9,345
	Citigroup Commercial Mortgage Trust
3,480	3.09%, 04/10/2046 Δ	3,283
2,160	4.25%, 09/10/2046 ■	1,567
1,430	5.11%, 09/10/2046	1,443
6,460	6.34%, 12/10/2049 Δ	7,314
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,950	5.32%, 12/11/2049 ‡	8,706
	Commercial Mortgage Loan Trust
4,215	6.01%, 12/10/2049 Δ	4,679
	Commercial Mortgage Pass-Through Certificates
27,389	1.50%, 07/10/2046 ■►	1,689
650	2.85%, 10/15/2045	610
3,555	4.02%, 07/10/2045	3,604
870	4.40%, 07/10/2045 ■	732
4,190	4.48%, 12/10/2045 ■Δ	3,231
8,135	5.94%, 06/10/2046 Δ	8,846
	Commercial Mortgage Trust
2,575	3.42%, 03/10/2031 ■	2,448
2,540	4.75%, 11/15/2045 ■	2,006
	Community or Commercial Mortgage Trust
4,610	3.21%, 03/10/2046	4,400
685	4.35%, 08/10/2030 ■	695
2,745	4.38%, 07/10/2045 Δ	2,844
	Countrywide Alternative Loan Trust
3,643	0.48%, 11/25/2035 Δ	2,937
	Countrywide Home Loans, Inc.
6,807	2.68%, 09/25/2047 Δ	5,623
1,190	2.90%, 04/20/2036 Δ	821
3,955	5.06%, 11/20/2035 Δ	3,376
	CPS Automotive Trust
454	5.01%, 06/17/2019 ■	467
	Credit Suisse Mortgage Capital Certificates
6,786	5.47%, 09/15/2039	7,382
	CS First Boston Mortgage Securities Corp.
6,530	4.88%, 04/15/2037	6,563
5,017	5.50%, 06/25/2035	4,778
	CW Capital Cobalt Ltd.
7,951	5.22%, 08/15/2048	8,579
	DBUBS Mortgage Trust
26,156	1.52%, 01/01/2021 ■►	956
	Fieldstone Mortgage Investment Corp.
3,773	0.43%, 05/25/2036 Δ	2,161

The accompanying notes are an integral part of these financial statements.

5

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2013 (000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.2% - (continued)
Finance and Insurance - 15.8% - (continued)
	Real Estate Credit (Mortgage Banking) - 14.0% - (continued)
	Fieldstone Mortgage Investment Corp. - (continued)
$3,102	0.50%, 04/25/2047 Δ	$1,929
	First Franklin Mortgage Loan Trust
14,867	0.40%, 04/25/2036 ‡Δ	8,619
	First Horizon Alternative Mortgage Securities
12,851	2.21%, 04/25/2036 ‡Δ	10,515
13,942	2.24%, 09/25/2035 ‡Δ	12,123
	FREMF Mortgage Trust
3,130	3.60%, 05/25/2046 ■	2,790
1,495	3.74%, 07/25/2046 ■Δ	1,239
1,015	3.95%, 08/25/2023 ■Δ	849
195	4.07%, 07/25/2045 ■	169
850	4.18%, 05/25/2045 ■	809
	Fremont Home Loan Trust
1,859	0.31%, 10/25/2036 Δ	920
	GE Business Loan Trust
5,297	1.17%, 05/15/2034 ■Δ	3,785
	GMAC Commercial Mortgage Securities, Inc.
905	5.24%, 11/10/2045 Δ	951
	GMAC Mortgage Corp. Loan Trust
5,550	3.41%, 09/19/2035 Δ	5,193
92	3.90%, 04/19/2036 Δ	78
	Goldman Sachs Mortgage Securities Corp.
805	3.38%, 05/10/2045	799
	Goldman Sachs Mortgage Securities Trust
3,585	2.77%, 11/10/2045	3,337
3,325	2.95%, 11/05/2034 ■	3,078
	Greenwich Capital Commercial Funding Corp.
4,425	5.74%, 12/10/2049	4,942
4,468	6.02%, 07/10/2038 Δ	4,880
	GSAA Home Equity Trust
4,136	0.20%, 03/25/2047 Δ	2,388
16,034	0.24%, 02/25/2037 Δ	8,270
3,126	0.25%, 12/25/2036 Δ	1,561
11,734	0.26%, 03/25/2037 Δ	5,794
2,539	0.32%, 07/25/2036 Δ	1,197
1,569	0.39%, 04/25/2047 Δ	894
4,435	5.98%, 06/25/2036	2,582
	GSAMP Trust
16,458	0.25%, 01/25/2037 Δ	8,635
2,435	0.26%, 12/25/2046 Δ	1,315
1,805	0.36%, 11/25/2036 Δ	967
	GSR Mortgage Loan Trust
11,414	2.69%, 01/25/2036 Δ	10,273
	Harborview Mortgage Loan Trust
5,533	0.36%, 01/19/2038 Δ	4,498
8,253	0.39%, 05/19/2047 Δ	3,685
19,277	0.41%, 12/19/2036 Δ	12,682
4,523	0.50%, 09/19/2035 Δ	3,468
	Hilton USA Trust
7,015	2.66%, 11/05/2030 ■	6,945
1,200	2.92%, 11/05/2030 ■	1,200
	IndyMac Index Mortgage Loan Trust
4,391	0.44%, 07/25/2035 Δ	3,625
730	0.45%, 01/25/2036 Δ	462
9,769	0.56%, 07/25/2046 Δ	4,910
1,774	2.45%, 08/25/2035 Δ	1,353
2,770	2.47%, 01/25/2036 Δ	2,530
11,055	2.58%, 03/25/2036 Δ	7,991
71	2.68%, 12/25/2036 Δ	61
	JP Morgan Chase Commercial Mortgage Securities Corp.
9,350	1.67%, 02/12/2051 Δ	8,897
2,070	2.75%, 10/15/2045 ■	1,360
575	2.83%, 10/15/2045	541
2,675	3.91%, 05/05/2030 ■Δ	2,624
700	4.82%, 10/15/2045 ■Δ	623
4,586	5.34%, 08/12/2037	4,769
9,995	5.37%, 12/15/2044 Δ	10,649
6,876	5.42%, 01/12/2043 Δ	7,298
1,890	5.49%, 08/15/2046 ■Δ	1,866
1,057	5.71%, 02/12/2049 Δ	1,174
	JP Morgan Mortgage Trust
763	2.72%, 04/25/2037 Δ	647
3,578	2.74%, 09/25/2035 Δ	3,463
4,953	2.75%, 05/25/2036 Δ	4,458
	LB-UBS Commercial Mortgage Trust
8,647	4.95%, 09/15/2030	9,032
4,396	5.43%, 02/15/2040	4,842
2,908	6.05%, 06/15/2038 Δ	3,163
2,050	6.32%, 04/15/2041 Δ	2,343
	Lehman Brothers Small Balance Commercial
1,272	5.52%, 09/25/2030 ■Δ	1,212
	Lehman XS Trust
2,933	0.37%, 07/25/2046 Δ	2,281
	Luminent Mortgage Trust
4,146	0.36%, 02/25/2046 Δ	2,917
2,776	0.42%, 11/25/2035 Δ	2,394
	Merrill Lynch Mortgage Investors Trust
167	2.50%, 12/25/2035 Δ	153
1,741	2.79%, 07/25/2035 Δ	1,461
2,176	3.02%, 03/25/2036 Δ	1,499
	Merrill Lynch Mortgage Trust
1,255	4.75%, 06/12/2043	1,304
5,135	5.20%, 09/12/2042	5,284
	Morgan Stanley Capital I
100,341	2.35%, 09/15/2047 ■►	2,428
10,889	5.69%, 04/15/2049 ╦Δ	12,059
780	5.84%, 10/15/2042 Δ	836
	Morgan Stanley Mortgage Loan Trust
5,995	0.33%, 05/25/2036 - 11/25/2036 Δ	2,845
	National Credit Union Administration
2,364	1.84%, 10/07/2020 Δ	2,384
	Residential Accredit Loans, Inc.
9,071	1.42%, 11/25/2037 Δ	5,040
	Residential Asset Securitization Trust
3,648	0.61%, 03/25/2035 Δ	2,766
	RFMSI Trust
623	3.18%, 04/25/2037 Δ	531

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.2% - (continued)
Finance and Insurance - 15.8% - (continued)
	Real Estate Credit (Mortgage Banking) - 14.0% - (continued)
	Securitized Asset Backed Receivables LLC
$2,374	0.25%, 07/25/2036 Δ	$1,082
	Sequoia Mortgage Trust
1,018	2.40%, 07/20/2037 Δ	807
	Soundview Home Equity Loan Trust, Inc.
3,900	0.34%, 07/25/2037 Δ	2,049
7,820	0.41%, 06/25/2036 Δ	5,196
	Springleaf Mortgage Loan Trust
6,285	3.52%, 12/25/2065 ■	6,181
	Structured Adjustable Rate Mortgage Loan Trust
1,744	0.46%, 09/25/2034 Δ	1,499
	Structured Asset Mortgage Investments Trust
3,471	0.38%, 05/25/2046 Δ	1,959
	UBS-Barclays Commercial Mortgage Trust
5,400	3.18%, 03/10/2046 Δ	5,153
2,090	4.23%, 03/10/2046 ■	1,723
	Wachovia Bank Commercial Mortgage Trust
1,315	5.42%, 01/15/2045 Δ	1,402
	Wells Fargo Alternative Loan Trust
6,514	6.25%, 11/25/2037	5,860
	Wells Fargo Commercial Mortgage Trust
6,965	2.92%, 10/15/2045	6,570
	Wells Fargo Mortgage Backed Securities Trust
2,179	5.16%, 10/25/2035 Δ	2,124
	WF-RBS Commercial Mortgage Trust
3,470	3.20%, 03/15/2048	3,312
175	3.44%, 04/15/2045	174
2,330	4.32%, 03/15/2045 ■Δ	1,766
515	4.42%, 03/01/2048 Δ	488
3,135	4.61%, 12/15/2045 ■Δ	2,382
550	4.90%, 06/15/2044 ■‡	598
2,780	5.00%, 06/15/2044 ■	2,368
1,045	5.75%, 04/15/2045 ■Δ	999
		519,540
		586,751
	Total asset & commercial mortgage backed securities
	(cost $587,757)	$599,944

CORPORATE BONDS - 30.3%
Administrative Waste Management and Remediation - 0.1%
	Investigation and Security Services - 0.1%
	ADT Corp.
$2,045	6.25%, 10/15/2021 ■	$2,147

	Waste Treatment and Disposal - 0.0%
	Clean Harbors, Inc.
345	5.13%, 06/01/2021	348
1,385	5.25%, 08/01/2020	1,427
		1,775
		3,922
Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Continental Airlines, Inc.
4,570	4.00%, 10/29/2024 ‡	4,547

Apparel Manufacturing - 0.0%
	Cut and Sew Apparel Manufacturing - 0.0%
	Hanesbrands, Inc.
1,530	6.38%, 12/15/2020	1,672

Arts, Entertainment and Recreation - 1.8%
	Cable and Other Subscription Programming - 1.1%
	DirecTV Holdings LLC
4,880	3.80%, 03/15/2022 ‡	4,688
4,000	5.00%, 03/01/2021 ‡	4,202
	Time Warner Cable, Inc.
2,500	5.88%, 11/15/2040 ╦	2,163
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033 ╦	8,906
	Time Warner, Inc.
2,540	3.40%, 06/15/2022	2,479
2,550	4.75%, 03/29/2021	2,719
3,800	6.10%, 07/15/2040 ╦	4,147
2,700	6.50%, 11/15/2036	3,051
	Viacom, Inc.
7,000	5.63%, 09/15/2019 ‡	7,961
		40,316
	Data Processing, Hosting and Related Services - 0.1%
	NCR Corp.
1,845	4.63%, 02/15/2021	1,767

	Newspaper, Periodical, Book and Database Publisher - 0.3%
	Gannett Co., Inc.
4,570	5.13%, 10/15/2019 - 07/15/2020 ■	4,737
	News America, Inc.
5,500	6.15%, 03/01/2037 ╦	6,045
1,675	6.20%, 12/15/2034	1,854
		12,636
	Radio and Television Broadcasting - 0.3%
	NBC Universal Media LLC
4,630	5.15%, 04/30/2020	5,175
3,390	5.95%, 04/01/2041 ╦	3,708
2,490	6.40%, 04/30/2040 ╦	2,863
		11,746
		66,465
Beverage and Tobacco Product Manufacturing - 0.2%
	Beverage Manufacturing - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
4,050	7.75%, 01/15/2019 ‡	5,057
	Molson Coors Brewing Co.
1,825	3.50%, 05/01/2022 ╦	1,792
		6,849
	Tobacco Manufacturing - 0.0%
	Altria Group, Inc.
1,203	10.20%, 02/06/2039 ‡	1,877

		8,726

The accompanying notes are an integral part of these financial statements.

7

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2013 (000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 30.3% - (continued)
Chemical Manufacturing - 0.2%
	Basic Chemical Manufacturing - 0.2%
	Dow Chemical Co.
$6,000	8.55%, 05/15/2019 ‡	$7,747

Computer and Electronic Product Manufacturing - 0.3%
	Computer and Peripheral Equipment Manufacturing - 0.2%
	Hewlett-Packard Co.
2,970	2.65%, 06/01/2016	3,060
3,600	4.65%, 12/09/2021	3,707
	Seagate HDD Cayman
1,850	6.88%, 05/01/2020 ╦	2,001
		8,768
	Navigational, Measuring and Control Instruments - 0.1%
	Esterline Technologies Corp.
1,690	7.00%, 08/01/2020 ‡	1,825

		10,593
Fabricated Metal Product Manufacturing - 0.1%
	Other Fabricated Metal Product Manufacturing - 0.1%
	Crown Americas, Inc.
2,400	6.25%, 02/01/2021 ‡	2,604

Finance and Insurance - 15.9%
	Agencies, Brokerages and Other Insurance - 0.1%
	Marsh & McLennan Cos., Inc.
3,040	2.55%, 10/15/2018	3,044

	Captive Auto Finance - 0.4%
	Credit Acceptance Corp.
356	9.13%, 02/01/2017	374
	Ford Motor Credit Co. LLC
5,400	4.21%, 04/15/2016	5,754
2,245	5.00%, 05/15/2018	2,501
6,485	5.88%, 08/02/2021	7,352
475	6.63%, 08/15/2017	550
		16,531
	Commercial Banking - 1.4%
	Barclays Bank plc
16,740	6.05%, 12/04/2017 ■	18,715
	BNP Paribas
11,625	2.38%, 09/14/2017	11,869
6,000	2.40%, 12/12/2018	6,004
	Credit Suisse New York
6,775	5.40%, 01/14/2020	7,529
	State Street Corp.
7,610	4.96%, 03/15/2018	8,256
		52,373
	Consumer Lending - 0.0%
	Minerva Luxembourg S.A.
1,645	7.75%, 01/31/2023 ■	1,633

	Depository Credit Banking - 3.1%
	Bank of America Corp.
3,835	2.60%, 01/15/2019	3,852
6,500	5.63%, 07/01/2020 ‡	7,428
3,290	5.75%, 12/01/2017 ‡	3,744
3,330	5.88%, 01/05/2021 ‡	3,827
1,700	7.63%, 06/01/2019	2,109
	Citigroup, Inc.
4,075	1.30%, 04/01/2016 ‡	4,085
1,850	1.70%, 07/25/2016	1,867
2,200	2.50%, 09/26/2018	2,211
2,060	3.88%, 10/25/2023	2,025
4,150	4.59%, 12/15/2015 ‡	4,435
1,427	4.88%, 05/07/2015	1,497
3,570	5.50%, 09/13/2025	3,760
4,102	6.13%, 08/25/2036 ‡	4,373
3,350	6.63%, 06/15/2032 ‡	3,727
7,705	6.68%, 09/13/2043	8,866
4,839	8.50%, 05/22/2019 ‡	6,202
	HSBC Holdings plc
1,765	6.50%, 09/15/2037	2,088
8,500	6.80%, 06/01/2038	10,456
	PNC Bank NA
2,235	6.00%, 12/07/2017 ╦	2,547
1,874	6.88%, 04/01/2018 ╦	2,215
	PNC Funding Corp.
9,000	5.25%, 11/15/2015	9,665
	Santander UK plc
2,375	5.00%, 11/07/2023 ■	2,384
	Wells Fargo & Co.
4,165	3.45%, 02/13/2023	3,938
7,470	4.13%, 08/15/2023	7,364
8,865	5.38%, 11/02/2043	9,078
		113,743
	Insurance Carriers - 1.6%
	American International Group, Inc.
4,595	2.38%, 08/24/2015 ‡	4,694
1,300	3.80%, 03/22/2017 ‡	1,388
2,100	8.25%, 08/15/2018	2,627
	Massachusetts Mutual Life Insurance Co.
2,493	8.88%, 06/01/2039 ■	3,573
	MetLife, Inc.
6,690	4.37%, 09/15/2023	6,830
	Nationwide Financial Services, Inc.
4,280	5.38%, 03/25/2021 ■╦	4,589
	Nationwide Mutual Insurance Co.
5,925	9.38%, 08/15/2039 ■╦	8,309
	Prudential Financial, Inc.
5,230	5.10%, 08/15/2043	5,194
	Teachers Insurance & Annuity Association of America
5,748	6.85%, 12/16/2039 ■	7,095
	Wellpoint, Inc.
2,920	1.88%, 01/15/2018 ‡	2,887
3,670	2.30%, 07/15/2018	3,641
7,500	5.10%, 01/15/2044 ‡	7,437
		58,264
	International Trade Financing (Foreign Banks) - 1.6%
	BPCE S.A.
5,715	2.50%, 12/10/2018	5,685
6,680	5.70%, 10/22/2023 ■	6,882
	Royal (The) Bank of Scotland plc
5,000	3.95%, 09/21/2015 ╦	5,237
	Royal Bank of Scotland Group plc
7,875	2.55%, 09/18/2015	8,054
4,590	6.13%, 12/15/2022	4,691

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 30.3% - (continued)
Finance and Insurance - 15.9% - (continued)
	International Trade Financing (Foreign Banks) - 1.6% - (continued)
	Santander U.S. Debt S.A.
$8,000	3.72%, 01/20/2015 ■╦	$8,159
	Societe Generale
1,250	8.25%, 11/29/2018 §♠	1,339
	Standard Chartered plc
13,250	5.20%, 01/26/2024 ■	13,224
	TSMC Global LTD
4,920	0.95%, 04/03/2016 ■	4,887
		58,158
	Nondepository Credit Banking - 1.8%
	Capital One Financial Corp.
8,063	2.15%, 03/23/2015	8,196
4,000	6.15%, 09/01/2016 ‡	4,474
	CIT Group, Inc.
45	5.00%, 05/15/2017	48
3,108	5.50%, 02/15/2019 ■	3,333
1,175	6.63%, 04/01/2018 ■‡	1,321
	Discover Financial Services, Inc.
5,970	5.20%, 04/27/2022	6,212
	General Electric Capital Corp.
5,000	4.63%, 01/07/2021	5,452
4,475	4.65%, 10/17/2021	4,875
11,000	5.30%, 02/11/2021 ‡	12,305
8,490	5.63%, 05/01/2018 ╦	9,750
3,900	6.25%, 12/15/2022 ╦♠	4,027
	SLM Corp.
1,590	5.50%, 01/15/2019	1,650
1,915	7.25%, 01/25/2022 ╦	2,025
2,830	8.45%, 06/15/2018 ╦	3,297
		66,965
	Other Financial Investment Activities - 0.0%
	Ladder Capital Finance Holdings LLC
481	7.38%, 10/01/2017	505

	Real Estate Investment Trust (REIT) - 1.9%
	Brandywine Operating Partnership L.P.
6,200	3.95%, 02/15/2023	5,812
	HCP, Inc.
3,000	2.63%, 02/01/2020	2,860
3,810	4.25%, 11/15/2023	3,727
4,825	6.00%, 01/30/2017	5,407
	Health Care, Inc.
2,305	2.25%, 03/15/2018	2,279
2,260	4.13%, 04/01/2019	2,380
8,600	4.50%, 01/15/2024	8,491
	Kimco Realty Corp.
8,525	3.13%, 06/01/2023	7,753
1,390	4.30%, 02/01/2018	1,495
	Liberty Property L.P.
2,165	3.38%, 06/15/2023	1,970
1,930	4.13%, 06/15/2022	1,900
	Mid-America Apartments L.P.
3,695	4.30%, 10/15/2023	3,593
	Realty Income Corp.
3,966	3.25%, 10/15/2022	3,629
6,315	4.65%, 08/01/2023	6,360
	UDR, Inc.
1,845	3.70%, 10/01/2020	1,855
	Ventas Realty L.P.
1,895	2.00%, 02/15/2018	1,863
3,425	2.70%, 04/01/2020	3,275
6,400	3.25%, 08/15/2022 ‡	5,929
		70,578
	Securities and Commodity Contracts and Brokerage - 4.0%
	Bear Stearns & Co., Inc.
5,192	5.55%, 01/22/2017	5,786
365	7.25%, 02/01/2018	437
	Goldman Sachs Group, Inc.
6,805	5.75%, 01/24/2022 ╦	7,660
6,637	6.00%, 06/15/2020 ╦	7,610
4,400	6.45%, 05/01/2036 ╦	4,712
12,370	6.75%, 10/01/2037	13,762
	JP Morgan Chase & Co.
7,345	3.38%, 05/01/2023	6,845
11,645	4.35%, 08/15/2021 ╦	12,273
800	4.50%, 01/24/2022 ╦	846
1,100	4.63%, 05/10/2021	1,186
9,885	5.63%, 08/16/2043	10,446
6,375	6.00%, 01/15/2018 ╦	7,341
	Merrill Lynch & Co., Inc.
3,006	5.70%, 05/02/2017 ╦	3,341
22,325	6.05%, 05/16/2016	24,563
5,580	7.75%, 05/14/2038	7,204
	Morgan Stanley
5,425	2.13%, 04/25/2018	5,378
3,685	4.88%, 11/01/2022	3,772
2,750	5.75%, 01/25/2021	3,111
15,000	6.25%, 08/28/2017 ╦	17,164
1,600	7.30%, 05/13/2019	1,943
	UBS AG Stamford CT
1,600	7.63%, 08/17/2022	1,833
		147,213
		589,007
Health Care and Social Assistance - 1.3%
	General Medical and Surgical Hospitals - 0.5%
	HCA, Inc.
4,160	6.50%, 02/15/2020	4,571
2,135	7.25%, 09/15/2020 ╦	2,327
3,177	7.50%, 11/15/2095 ‡	2,748
120	8.50%, 04/15/2019 ╦	127
	Memorial Sloan-Kettering Cancer Center
4,710	5.00%, 07/01/2042 ╦	4,643
	Tenet Healthcare Corp.
3,695	6.00%, 10/01/2020 ■	3,857
		18,273
	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
1,175	2.75%, 12/01/2022	1,084
7,900	8.35%, 07/10/2031 ■‡	9,904
		10,988
	Individual and Family Services - 0.0%
	Wellcare Health Plans, Inc.
720	5.75%, 11/15/2020	736

The accompanying notes are an integral part of these financial statements.

9

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2013 (000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 30.3% - (continued)
Health Care and Social Assistance - 1.3% - (continued)
	Offices and Physicians - 0.1%
	Partners Healthcare System, Inc.
$2,815	3.44%, 07/01/2021 ╦	$2,757

	Pharmaceutical and Medicine Manufacturing - 0.3%
	AbbVie, Inc.
4,145	1.75%, 11/06/2017	4,138
	Express Scripts Holding Co.
4,762	2.10%, 02/12/2015	4,831
	Mylan, Inc.
2,095	1.80%, 06/24/2016 ■	2,136
2,250	6.00%, 11/15/2018 ■	2,397
		13,502
	Specialty Hospital-Except Psychiatric & Drug Abuse - 0.1%
	Fresenius Medical Care U.S. Finance II, Inc.
3,185	5.63%, 07/31/2019 ■	3,440

		49,696
Information - 2.7%
	Cable and Other Program Distribution - 0.4%
	Cox Communications, Inc.
10,095	2.95%, 06/30/2023 ■‡	8,821
	DISH DBS Corp.
4,060	7.88%, 09/01/2019 ‡	4,649
	TCI Communications, Inc.
2,025	8.75%, 08/01/2015 ╦	2,278
		15,748
	Data Processing Services - 0.1%
	Audatex North America, Inc.
1,850	6.00%, 06/15/2021 ■	1,938

	Software Publishers - 0.2%
	Activision Blizzard
3,415	5.63%, 09/15/2021 ■	3,534
	Brocade Communications Systems, Inc.
2,536	4.63%, 01/15/2023 ■	2,346
		5,880
	Telecommunications - Other - 0.2%
	Sprint Nextel Corp.
2,995	7.00%, 03/01/2020 ■	3,339
1,306	9.00%, 11/15/2018 ■	1,574
	Telefonica Emisiones SAU
1,775	3.99%, 02/16/2016 ╦	1,864
	Wind Acquisition Finance S.A.
2,275	7.25%, 02/15/2018 ■	2,385
		9,162
	Telecommunications - Wired Carriers - 0.1%
	Unitymedia Hessen GmbH & Co.
1,650	5.50%, 01/15/2023 ■	1,600
1,814	7.50%, 03/15/2019 ■	1,973
		3,573
	Telecommunications - Wireless Carriers - 0.4%
	Qwest Corp.
1,906	7.25%, 10/15/2035 ‡	1,846
	T-Mobile USA, Inc.
1,315	5.25%, 09/01/2018 ■	1,384
155	6.13%, 01/15/2022	158
1,995	6.46%, 04/28/2019	2,120
860	6.63%, 04/28/2021	905
2,380	6.73%, 04/28/2022	2,481
	Vimpelcom Holdings
3,915	5.95%, 02/13/2023 ■	3,690
	Vodafone Group plc
3,860	4.15%, 06/10/2014	3,921
		16,505
	Wireless Communications Services - 1.3%
	Cellco Partnership - Verizon Wireless Capital LLC
2,525	8.50%, 11/15/2018	3,197
	Verizon Communications, Inc.
6,220	3.65%, 09/14/2018	6,584
10,570	5.15%, 09/15/2023	11,349
5,020	6.40%, 02/15/2038	5,638
18,245	6.55%, 09/15/2043 ‡	21,346
		48,114
		100,920
Machinery Manufacturing - 0.2%
	Agriculture, Construction, Mining and Machinery - 0.2%
	Case New Holland, Inc.
6,066	7.88%, 12/01/2017 ‡	7,158

Mining - 0.2%
	Metal Ore Mining - 0.2%
	Glencore Funding LLC
7,605	1.70%, 05/27/2016 ■	7,611

Miscellaneous Manufacturing - 0.1%
	Aerospace Product and Parts Manufacturing - 0.1%
	Rockwell Collins, Inc.
3,415	3.70%, 12/15/2023	3,371

Petroleum and Coal Products Manufacturing - 2.5%
	Natural Gas Distribution - 0.1%
	Ferrellgas Partners L.P.
2,770	6.50%, 05/01/2021 ‡	2,825

	Oil and Gas Extraction - 2.1%
	Anadarko Petroleum Corp.
3,315	6.38%, 09/15/2017 ‡	3,806
	BG Energy Capital plc
3,675	4.00%, 10/15/2021 ■	3,770
	Cenovus Energy, Inc.
16,200	5.20%, 09/15/2043 ‡	16,065
	CNPC General Capital
9,560	1.45%, 04/16/2016 ■	9,469
	Continental Resources, Inc.
1,395	5.00%, 09/15/2022 ‡	1,449
	EDC Finance Ltd.
3,135	4.88%, 04/17/2020 ■	3,045
	Gazprom Neft OAO via GPN Capital S.A.
2,786	4.38%, 09/19/2022 ■	2,553

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 30.3% - (continued)
Petroleum and Coal Products Manufacturing - 2.5% - (continued)
	Oil and Gas Extraction - 2.1% - (continued)
	Harvest Operations Corp.
$1,695	6.88%, 10/01/2017	$1,856
	Lukoil International Finance B.V.
8,525	3.42%, 04/24/2018 ■	8,600
	Nexen, Inc.
2,735	7.50%, 07/30/2039	3,488
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035 ╦	6,531
	Petrobras Global Finance Co.
3,810	3.00%, 01/15/2019	3,565
	Petrobras International Finance Co.
1,900	5.38%, 01/27/2021	1,886
6,950	5.75%, 01/20/2020 ╦	7,151
	Pioneer Natural Resources Co.
660	6.65%, 03/15/2017	752
2,090	7.50%, 01/15/2020	2,534
		76,520
	Petroleum and Coal Products Manufacturing - 0.2%
	Rosneft Oil Co.
1,770	4.20%, 03/06/2022 ■	1,624
	Valero Energy Corp.
4,791	9.38%, 03/15/2019 ‡	6,175
		7,799
	Support Activities For Mining - 0.1%
	Transocean, Inc.
4,525	6.38%, 12/15/2021	5,085

		92,229
Pipeline Transportation - 0.9%
	Pipeline Transportation of Natural Gas - 0.9%
	El Paso Corp.
2,075	7.00%, 06/15/2017 ‡	2,346
287	7.80%, 08/01/2031 ‡	291
	Energy Transfer Equity L.P.
3,137	7.50%, 10/15/2020 ‡	3,521
	Energy Transfer Partners L.P.
5,965	3.60%, 02/01/2023	5,524
9,305	5.95%, 10/01/2043	9,440
6,110	6.50%, 02/01/2042 ‡	6,567
	Kinder Morgan Finance Co.
3,980	6.00%, 01/15/2018 ■	4,361
		32,050
Primary Metal Manufacturing - 0.1%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
	ArcelorMittal
2,975	9.50%, 02/15/2015 ‡	3,232

Rail Transportation - 0.1%
	Rail Transportation - 0.1%
	Canadian Pacific Railway
1,780	9.45%, 08/01/2021	2,361

Real Estate, Rental and Leasing - 1.1%
	Activities Related To Real Estate - 0.1%
	Duke Realty L.P.
4,000	3.63%, 04/15/2023	3,692

	General Rental Centers - 0.1%
	ERAC USA Finance Co.
4,295	6.38%, 10/15/2017 ■‡	4,970

	Industrial Machinery and Equipment Rental and Leasing - 0.4%
	International Lease Finance Corp.
9,920	5.88%, 04/01/2019 ╦	10,565
2,500	6.75%, 09/01/2016 ■	2,788
1,597	8.88%, 09/01/2017 ╦	1,900
		15,253
	Lessors of Real Estate - 0.5%
	ProLogis L.P.
16,575	3.35%, 02/01/2021	16,096

		40,011
Retail Trade - 0.8%
	Automotive Parts, Accessories and Tire Stores - 0.2%
	AutoZone, Inc.
8,000	3.70%, 04/15/2022 ‡	7,719

	Building Material and Supplies Dealers - 0.1%
	Building Materials Corp.
219	6.75%, 05/01/2021 ■	237
1,962	7.50%, 03/15/2020 ■	2,119
		2,356
	Clothing Stores - 0.1%
	Carter's, Inc.
3,220	5.25%, 08/15/2021 ■	3,268

	Electronics and Appliance Stores - 0.1%
	Arcelik AS
2,810	5.00%, 04/03/2023 ■	2,425

	Other Miscellaneous Store Retailers - 0.3%
	Hutchison Whampoa International Ltd.
10,500	2.00%, 11/08/2017 ■	10,363
	Sotheby's
2,390	5.25%, 10/01/2022 ■	2,241
		12,604
		28,372
Transportation Equipment Manufacturing - 0.1%
	Railroad Rolling Stock Manufacturing - 0.1%
	Kansas City Southern de Mexico S.A. de C.V.
3,110	3.00%, 05/15/2023	2,827

	Ship and Boat Building - 0.0%
	Huntington Ingalls Industries, Inc.
2,190	6.88%, 03/15/2018 ╦	2,365

		5,192
Truck Transportation - 0.3%
	Specialized Freight Trucking - 0.3%
	Penske Truck Leasing Co.
7,625	2.88%, 07/17/2018 ■	7,670
2,840	4.88%, 07/11/2022 ■	2,913
		10,583

The accompanying notes are an integral part of these financial statements.

11

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2013 (000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 30.3% - (continued)
Utilities - 0.9%
	Electric Generation, Transmission and Distribution - 0.9%
	AES (The) Corp.
$890	9.75%, 04/15/2016 ‡	$1,048
	Calpine Corp.
3,203	7.50%, 02/15/2021 ■‡	3,495
	Carolina Power & Light Co.
3,240	4.10%, 05/15/2042	2,992
	CenterPoint Energy, Inc.
4,175	6.85%, 06/01/2015 ‡	4,514
	Dolphin Subsidiary II, Inc.
2,925	7.25%, 10/15/2021	2,962
	MidAmerican Energy Holdings Co.
7,665	8.48%, 09/15/2028 ‡	10,364
	Pacific Gas & Electric Co.
3,700	8.25%, 10/15/2018 ╦	4,627
	Xcel Energy, Inc.
3,100	6.50%, 07/01/2036	3,693
		33,695
Wholesale Trade - 0.3%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.3%
	Heineken N.V.
2,880	1.40%, 10/01/2017 ■	2,826
	SABMiller Holdings, Inc.
6,840	2.45%, 01/15/2017 ■╦	7,004
2,425	3.75%, 01/15/2022 ■	2,434
		12,264
	Total corporate bonds
	(cost $1,097,115)	$1,124,028

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Brazil - 0.0%
	Brazil (Republic of)
$2,655	4.25%, 01/07/2025	$2,529

	Mexico - 0.2%
	United Mexican States
7,260	4.75%, 03/08/2044	6,543

	Total foreign government obligations
	(cost $9,798)	$9,072

MUNICIPAL BONDS - 1.7%
	General Obligations - 0.5%
	California State GO
$3,180	7.50%, 04/01/2034	$4,057
	California State GO, Taxable
10,720	7.55%, 04/01/2039 ‡	13,866
		17,923
	Higher Education (Univ., Dorms, etc.) - 0.4%
	Curators University, System Facs Rev Build America Bonds
2,020	5.79%, 11/01/2041	2,324
	University of California
5,580	4.60%, 05/15/2031	5,564
7,140	5.00%, 05/15/2038 ‡	7,443
		15,331
	Miscellaneous - 0.2%
	Employees Retire System Govt of Cmwlth Puerto Rico
3,575	6.20%, 07/01/2039	1,715
	Puerto Rico Commonwealth Govt EE Retirement System
7,965	6.30%, 07/01/2043	3,862
		5,577
	Tax Allocation - 0.2%
	Industry, CA, Urban Development Agency
275	6.10%, 05/01/2024	262
	New York City, NY, Transitional FA Rev
7,280	5.00%, 11/01/2038 - 05/01/2042	7,564
		7,826
	Utilities - Electric - 0.1%
	Municipal Elec Auth Georgia
3,185	6.64%, 04/01/2057 ╦	3,348

	Utilities - Water and Sewer - 0.3%
	Baltimore MD Proj Rev
1,530	4.53%, 07/01/2042	1,586
1,530	5.00%, 07/01/2043	1,583
	San Francisco City & County, CA, Public Utilities
7,820	6.00%, 11/01/2040 ╦	8,904
		12,073
	Total municipal bonds
	(cost $62,053)	$62,078

SENIOR FLOATING RATE INTERESTS♦ - 4.4%
Accommodation and Food Services - 0.1%
	Traveler Accommodation - 0.1%
	Caesars Entertainment Operating Co., Inc.
$2,599	4.49%, 01/28/2018	$2,453
2,648	5.49%, 01/28/2018	2,525
		4,978
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.1%
	Audio Visual Services Group, Inc.
1,158	6.75%, 11/09/2018	1,161
	ISS A/S
701	3.75%, 04/30/2018	702
		1,863
Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Delta Air Lines, Inc.
960	4.00%, 10/18/2018	964
	United Airlines, Inc.
1,453	4.00%, 04/01/2019	1,460
		2,424
Apparel Manufacturing - 0.0%
	Apparel Knitting Mills - 0.0%
	PVH Corp.
536	3.25%, 02/13/2020	538

Arts, Entertainment and Recreation - 0.1%
	Cable and Other Subscription Programming - 0.0%
	Cequel Communications LLC
501	3.50%, 02/14/2019	501

The accompanying notes are an integral part of these financial statements.

12

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.4% - (continued)
Arts, Entertainment and Recreation - 0.1% - (continued)
	Cable and Other Subscription Programming - 0.0% - (continued)
	CSC Holdings, Inc.
$980	2.67%, 04/17/2020	$970
		1,471
	Gambling Industries - 0.1%
	MGM Resorts International
1,371	3.50%, 12/20/2019	1,374
	Seminole (The) Tribe of Florida, Inc.
1,421	3.00%, 04/29/2020	1,418
		2,792
	Radio and Television Broadcasting - 0.0%
	Sinclair Television Group, Inc.
650	3.00%, 04/09/2020	645

		4,908
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
2,382	2.75%, 06/05/2020	2,382

Chemical Manufacturing - 0.2%
	Basic Chemical Manufacturing - 0.2%
	Huntsman International LLC, Extended Term Loan B
800	2.71%, 04/19/2017	799
	Pinnacle Operating Corp.
2,595	3.25%, 04/29/2020	2,591
889	4.75%, 11/15/2018	892
	PQ Corp.
1,337	4.50%, 08/07/2017	1,345
		5,627
	Other Chemical and Preparations Manufacturing - 0.0%
	Cytec Industries, Inc.
248	4.50%, 10/04/2019	250
	DuPont Performance Coatings, Inc.
293	4.75%, 02/01/2020	295
	Monarch, Inc.
478	4.50%, 10/04/2019	482
	Utex Industries, Inc.
244	4.50%, 04/10/2020	244
		1,271
	Paint, Coating and Adhesive Manufacturing - 0.0%
	Tronox Pigments Holland
1,109	4.50%, 03/19/2020	1,123

		8,021
Computer and Electronic Product Manufacturing - 0.1%
	Computer and Peripheral - 0.1%
	CDW LLC
2,868	3.25%, 04/29/2020	2,857

	Semiconductor, Electronic Components - 0.0%
	NXP Semiconductors Netherlands B.V.
1,573	3.25%, 01/11/2020	1,575

		4,432
Educational Services - 0.0%
	Educational Support Services - 0.0%
	Bright Horizons Family Solutions, Inc.
322	4.00%, 01/30/2020	323

Finance and Insurance - 0.5%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
5,099	3.50%, 04/17/2020	4,959

	Agencies, Brokerages and Other Insurance - 0.0%
	Cooper Gay Swett & Crawford Ltd.
811	5.00%, 04/16/2020	790
	USI Insurance Services LLC
893	5.00%, 12/27/2019	896
		1,686
	Captive Auto Finance - 0.1%
	Chrysler Group LLC
4,309	3.50%, 05/24/2017	4,335

	Insurance Carriers - 0.0%
	Asurion LLC
1,096	4.50%, 05/24/2019	1,095

	Other Financial Investment Activities - 0.2%
	Nuveen Investments, Inc.
5,975	4.17%, 05/13/2017 ☼	5,947
	Ocwen Financial Corp.
417	5.00%, 02/15/2018	421
		6,368
	Real Estate Investment Trust (REIT) - 0.1%
	Walter Investment Management Corp.
1,747	4.75%, 12/18/2020 ☼	1,748

		20,191
Food Manufacturing - 0.2%
	Other Food Manufacturing - 0.2%
	H.J. Heinz Co.
5,084	3.50%, 06/05/2020	5,120
	Hostess Brands, Inc.
365	6.75%, 04/09/2020	378
	U.S. Foodservice, Inc.
1,147	4.50%, 03/31/2019	1,157
		6,655
Food Services - 0.2%
	Full-Service Restaurants - 0.2%
	ARAMARK Corp.
2,520	3.75%, 07/26/2016	2,523
645	4.00%, 09/09/2019	649
	OSI Restaurant Partners, Inc.
3,728	3.53%, 10/28/2019	3,728
		6,900
Furniture and Related Product Manufacturing - 0.1%
	Household, Institution Furniture, Kitchen Cabinet - 0.1%
	Tempur-Pedic International, Inc.
1,013	3.50%, 03/18/2020	1,011

The accompanying notes are an integral part of these financial statements.

13

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2013 (000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.4% - (continued)
Furniture and Related Product Manufacturing - 0.1% - (continued)
	Other Furniture Related Product Manufacturing - 0.0%
	Wilsonart International Holding LLC
$852	4.00%, 10/31/2019	$845

		1,856
Health Care and Social Assistance - 0.1%
	General Medical and Surgical Hospitals - 0.1%
	HCA, Inc.
1,272	2.92%, 03/31/2017	1,272
2,180	3.00%, 05/01/2018	2,179
		3,451
	Scientific Research and Development Services - 0.0%
	IMS Health, Inc.
652	3.75%, 09/01/2017	653

		4,104
Information - 1.0%
	Cable and Other Program Distribution - 0.3%
	Charter Communications Operating LLC
4,162	3.00%, 07/01/2020 - 12/31/2020	4,128
	UPC Financing Partnership
1,165	3.25%, 06/30/2021	1,163
760	4.00%, 01/31/2021	762
	Virgin Media Finance plc
4,400	3.50%, 06/08/2020	4,407
		10,460
	Data Processing Services - 0.2%
	Emdeon, Inc.
1,429	3.75%, 11/02/2018	1,431
	First Data Corp.
1,820	4.16%, 03/24/2017 - 09/24/2018	1,821
	First Data Corp., Extended 1st Lien Term Loan
5,740	4.16%, 03/23/2018	5,744
		8,996
	Software Publishers - 0.2%
	Epicor Software Corp.
433	4.50%, 05/16/2018	434
	Infor US, Inc.
1,891	5.25%, 04/05/2018	1,895
	Kronos, Inc.
2,118	4.50%, 10/30/2019	2,135
410	9.75%, 04/30/2020	424
	Web.com Group, Inc.
901	4.50%, 10/27/2017	908
		5,796
	Telecommunications - Other - 0.1%
	Nine Entertainment Group Ltd.
1,239	3.25%, 02/05/2020	1,232
	Sorenson Communications, Inc.
1,757	9.50%, 10/31/2014	1,777
		3,009
	Telecommunications - Wireless Carriers - 0.1%
	Alcatel-Lucent
4,215	5.75%, 01/30/2019 ☼	4,230
	Light Tower Fiber LLC
537	4.50%, 04/13/2020	539
	Syniverse Holdings, Inc.
1,008	4.00%, 04/23/2019	1,012
		5,781
	Wireless Communications Services - 0.1%
	Leap Wireless International, Inc.
2,736	4.75%, 03/08/2020	2,746

		36,788
Mining - 0.2%
	Metal Ore Mining - 0.1%
	Fortescue Metals Group Ltd.
2,624	4.25%, 06/28/2019	2,656

	Mining and Quarrying Nonmetallic Mineral - 0.1%
	Arch Coal, Inc.
3,203	6.25%, 05/16/2018	3,155

		5,811
Miscellaneous Manufacturing - 0.2%
	Aerospace Product and Parts Manufacturing - 0.1%
	DigitalGlobe, Inc.
804	3.75%, 01/31/2020	807
	Doncasters plc
2,764	5.50%, 04/09/2020	2,790
	Hamilton Sundstrand Corp.
951	4.00%, 12/13/2019	952
	TransDigm Group, Inc.
217	3.75%, 02/28/2020	218
		4,767
	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
1,733	4.00%, 12/01/2018	1,747

		6,514
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Federal Mogul Corp., Tranche B Term Loan
1,303	2.11%, 12/29/2014	1,287
	Federal Mogul Corp., Tranche C Term Loan
767	2.11%, 12/28/2015	757
	Tower Automotive Holdings USA LLC
1,408	4.75%, 04/23/2020	1,414
		3,458
Other Services - 0.1%
	Commercial/Industrial Machine and Equipment - 0.1%
	Apex Tool Group LLC
224	4.50%, 01/31/2020	225
	Rexnord LLC
2,025	4.00%, 08/21/2020 ☼	2,029
		2,254
Petroleum and Coal Products Manufacturing - 0.0%
	Oil and Gas Extraction - 0.0%
	Ruby Western Pipeline Holdings LLC
1,324	3.50%, 03/27/2020	1,323

The accompanying notes are an integral part of these financial statements.

14

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.4% - (continued)
Pipeline Transportation - 0.1%
	Pipeline Transportation of Crude Oil - 0.0%
	Philadelphia Energy Solutions LLC
$824	6.25%, 04/04/2018	$721

	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
1,404	4.50%, 04/30/2019	1,407

		2,128
Plastics and Rubber Products Manufacturing - 0.1%
	Plastics Product Manufacturing - 0.1%
	Berry Plastics Group, Inc.
3,350	3.50%, 02/08/2020	3,336
	Consolidated Container Co.
1,185	5.00%, 07/03/2019	1,191
		4,527
Primary Metal Manufacturing - 0.1%
	Alumina and Aluminum Production and Processing - 0.1%
	Novelis, Inc.
5,224	3.75%, 03/10/2017	5,239

Professional, Scientific and Technical Services - 0.1%
	Professional Services - Computer System Design and Related - 0.1%
	MoneyGram International, Inc.
1,742	4.25%, 03/27/2020	1,757
	SunGard Data Systems, Inc.
794	4.50%, 01/31/2020	797
		2,554
Real Estate, Rental and Leasing - 0.0%
	Automotive Equipment Rental and Leasing - 0.0%
	Hertz (The) Corp.
923	3.00%, 03/11/2018	921

Retail Trade - 0.4%
	Automobile Dealers - 0.0%
	TI Automotive Ltd.
918	5.50%, 03/28/2019	929

	Automotive Parts, Accessories and Tire Stores - 0.0%
	Affinia Group, Inc.
682	4.75%, 04/25/2020	690

	Building Material and Supplies Dealers - 0.0%
	American Builders & Contractors Supply Co.
938	3.50%, 04/16/2020	939

	Department Stores - 0.0%
	J. C. Penney Co., Inc.
700	6.00%, 05/22/2018 ☼	684

	Grocery Stores - 0.0%
	Sprouts Farmers Markets Holdings LLC
491	4.00%, 04/23/2020	492

	Other Miscellaneous Store Retailers - 0.0%
	Rite Aid Corp.
705	4.00%, 02/21/2020	707
250	5.75%, 08/21/2020	256
		963
	Specialty Food Stores - 0.2%
	Weight Watchers International, Inc.
5,920	3.75%, 04/02/2020	5,264

	Sporting Goods, Hobby and Musical Instrument Store - 0.2%
	EB Sports Corp.
5,188	11.50%, 12/31/2015 Þ	5,162
	Michaels Stores, Inc.
1,020	3.75%, 01/28/2020	1,023
		6,185
		16,146
Truck Transportation - 0.0%
	Freight Trucking - General - 0.0%
	Nexeo Solutions LLC
647	5.00%, 09/09/2017	645

Utilities - 0.1%
	Electric Generation, Transmission and Distribution - 0.1%
	Dynegy Power LLC
548	4.00%, 04/23/2020	550
	Star West Generation LLC
2,992	4.25%, 03/13/2020	3,019
		3,569
	Total senior floating rate interests
	(cost $161,442)	$161,452

U.S. GOVERNMENT AGENCIES - 35.3%
	FHLMC - 7.1%
$33,360	2.08%, 08/25/2018 ►	$2,652
71,222	2.49%, 10/25/2020 ►	1,232
56,000	3.00%, 01/15/2043 ☼	53,042
94,124	4.00%, 08/01/2025 - 01/15/2040 ‡☼	97,218
35,700	4.50%, 01/15/2040 ☼	37,774
42,577	5.50%, 10/01/2018 - 06/01/2041 ‡	46,430
15,160	6.00%, 04/01/2017 - 11/01/2037 ‡	16,831
694	6.50%, 07/01/2031 - 12/01/2037	771
5	7.50%, 09/01/2029 - 11/01/2031	6
7,394	13.42%, 05/15/2037 ►	1,250
5,377	14.26%, 01/15/2039 ►	723
13,198	15.95%, 12/15/2036 ►	2,177
25,890	16.42%, 01/15/2041 ►	3,368
		263,474
	FNMA - 16.6%
7,662	2.14%, 11/01/2022	7,088
10,714	2.15%, 10/01/2022	9,994
5,138	2.20%, 12/01/2022	4,769
2,986	2.28%, 11/01/2022	2,788
2,532	2.34%, 11/01/2022	2,372
2,306	2.40%, 10/01/2022	2,173
1,994	2.42%, 11/01/2022	1,881
2,048	2.47%, 11/01/2022	1,937
57,940	2.50%, 01/12/2028 - 10/01/2043 ☼	55,429
113,620	3.00%, 01/15/2029 - 01/15/2043 ☼	110,567
160,900	3.50%, 01/15/2026 - 01/15/2041 ☼	160,607
106,448	4.00%, 06/01/2025 - 01/15/2040 ☼	109,932
2,936	4.02%, 11/01/2028	2,918
21,603	4.50%, 04/01/2025 - 08/01/2040 ☼	22,937
36,295	5.00%, 02/01/2018 - 01/15/2040 ☼	39,244
53,088	5.50%, 01/01/2017 - 01/15/2040 ☼	58,452

The accompanying notes are an integral part of these financial statements.

15

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2013 (000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 35.3% - (continued)
	FNMA - 16.6% - (continued)
$9,349	6.00%, 06/01/2014 - 02/01/2037	$10,419
17	6.50%, 11/01/2014 - 07/01/2032	18
238	7.00%, 02/01/2016 - 10/01/2037	242
267	7.50%, 11/01/2015 - 05/01/2032	303
2	8.00%, 04/01/2032	2
8,255	10.11%, 06/25/2042 ►	1,458
13,708	12.48%, 11/25/2039 ►	2,114
20,004	15.49%, 09/25/2040 ►	3,135
13,567	20.97%, 10/25/2036 ►	2,242
		613,021
	GNMA - 11.6%
41,500	3.00%, 02/15/2043 ☼	40,077
83,579	3.50%, 01/15/2042 - 05/15/2043 ☼	84,335
112,354	4.00%, 07/20/2040 - 01/15/2041	117,042
96,716	4.50%, 11/15/2039 - 07/15/2041 ☼	103,540
33,827	5.00%, 08/15/2039 - 05/20/2040 ☼	36,840
8,198	5.50%, 03/15/2033 - 10/20/2034	9,194
29,024	6.00%, 12/15/2023 - 06/15/2041	32,302
5,614	6.50%, 06/15/2028 - 09/15/2032	6,278
20	7.00%, 06/20/2030 - 08/15/2031	24
1	8.50%, 11/15/2024	1
		429,633
	Total U.S. government agencies
	(cost $1,307,701)	$1,306,128

U.S. GOVERNMENT SECURITIES - 20.1%
U.S. Treasury Securities - 20.1%
	U.S. Treasury Bonds - 3.3%
$36,975	0.63%, 02/15/2043 ◄‡	$28,880
4,500	2.88%, 05/15/2043 ‡	3,647
70,625	3.63%, 08/15/2043 ‡	66,696
18,400	3.75%, 11/15/2043 ‡	17,785
4,702	4.38%, 05/15/2041 ‡	5,102
3	4.75%, 02/15/2041 ‡	3
		122,113
	U.S. Treasury Notes - 16.8%
247,500	0.13%, 04/15/2018 ◄‡	255,036
155,250	0.25%, 07/31/2015 □╦	155,244
143,663	0.88%, 01/31/2017 - 04/30/2017 ╦‡	143,245
9,319	1.00%, 10/31/2016 □	9,390
10,000	2.00%, 04/30/2016 ‡	10,345
33,315	2.75%, 11/15/2023 ‡	32,591
16,975	3.13%, 04/30/2017 ‡	18,173
		624,024
		746,137
	Total U.S. government securities
	(cost $753,578)	$746,137

Contracts
CALL OPTIONS PURCHASED - 0.0%
	Interest Rate Contracts - 0.0%
	Interest Rate Swaption USD
19,570	Expiration: 11/27/2023, Exercise Rate: 4.42%	$1,790

	Total call options purchased
	(cost $2,070)	$1,790

PUT OPTIONS PURCHASED - 0.1%
	Interest Rate Contracts - 0.1%
	Interest Rate Swaption USD
19,570	Expiration: 11/27/2023, Exercise Rate: 4.42%	$2,209

	Total put options purchased
	(cost $2,071)	$2,209

Shares or Principal Amount
PREFERRED STOCKS - 0.1%
	Diversified Banks - 0.0%
2	U.S. Bancorp	$1,646

	Other Diversified Financial Services - 0.1%
68	Citigroup Capital XIII	1,861

	Total preferred stocks
	(cost $3,492)	$3,507

	Total long-term investments (cost $3,987,077)	$4,016,345

SHORT-TERM INVESTMENTS - 13.3%
Repurchase Agreements - 13.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $24,483, collateralized by GNMA 4.00%, 2043, value of $24,972)
$24,483	0.005%, 12/31/2013	$24,483
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in
the amount of $23,522, collateralized by
FNMA 1.58% - 4.50%, 2020 - 2043, U.S.
Treasury Note 0.25% - 4.00%, 2015 -
	2020, value of $23,993)
23,522	0.01%, 12/31/2013	23,522
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in
the amount of $83,308, collateralized by
FHLMC 3.00% - 5.00%, 2019 - 2043,
FNMA 0.76% - 6.00%, 2016 - 2043,
GNMA 1.50% - 5.25%, 2028 - 2043,
	value of $84,974)
83,308	0.02%, 12/31/2013	83,308
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $75,134, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $76,637)
75,134	0.01%, 12/31/2013	75,134

The accompanying notes are an integral part of these financial statements.

16

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 13.3% - (continued)
Repurchase Agreements - 13.3% - (continued)
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $135,194,
collateralized by U.S. Treasury Bond
3.88% - 8.13%, 2021 - 2040, U.S.
Treasury Note 0.25% - 3.38%, 2014 -
	2020, value of $137,898)
$135,194	0.01%, 12/31/2013		$135,194
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $43,928, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $44,807)
43,928	0.01%, 12/31/2013		43,928
TD Securities TriParty Repurchase
Agreement (maturing on 01/02/2014 in
the amount of $105,458, collateralized by
FFCB 0.20% - 0.50%, 2015 - 2016,
FHLMC  0.38% - 5.25%, 2014 - 2042,
FNMA 0.50% - 7.13%, 2014 -
	2043, value of $107,567)
105,458	0.01%, 12/31/2013		105,458
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $901, collateralized by U.S. Treasury Note 2.13%, 2015, value of $922)
900	0.01%, 12/31/2013		900
			491,927
	Total short-term investments
	(cost $491,927)		$491,927

	Total investments
	(cost $4,479,004) ▲	121.7%	$4,508,272
	Other assets and liabilities	(21.7)%	(802,740)
	Total net assets	100.0%	$3,705,532

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $4,479,870 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$79,272
Unrealized Depreciation	(50,870)
Net Unrealized Appreciation	$28,402

Δ	Variable rate securities; the rate reported is the coupon rate in effect at December 31, 2013.

Þ	This security may pay interest in additional principal instead of cash.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at December 31, 2013.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The accompanying notes are an integral part of these financial statements.

17

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2013 (000’s Omitted)

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of December 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $372,796, which represents 10.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $1,339, which rounds to zero percent of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $811,715 at December 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $21,923 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $9,214, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts. Since the broker retains legal title to the securities, the securities are not considered assets of the Fund and are not included in the Statement of Assets and Liabilities.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at December 31, 2013, as listed in the table below:

Futures Contracts Outstanding at December 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note Future	394	03/31/2014	$86,697	$86,606	$(91)
5-Year U.S. Treasury Note Future	4,531	03/31/2014	546,536	540,605	(5,931)
U.S. Treasury Long Bond Future	1,484	03/20/2014	192,022	190,416	(1,606)
					$(7,628)
Short position contracts:
10-Year U.S. Treasury Note Future	4,778	03/20/2014	$598,445	$587,918	$10,527
Japan 10-Year Bond Future	76	03/11/2014	103,780	103,431	349
Long Gilt Future	468	03/27/2014	83,883	82,583	1,300
U.S. Treasury Ultra Long Term Bond Future	505	03/20/2014	69,887	68,806	1,081
					$13,257
					$5,629

* The number of contracts does not omit 000's.

The accompanying notes are an integral part of these financial statements.

18

Credit Default Swap Contracts Outstanding at December 31, 2013

Reference Entity	Counterparty/ Clearinghouse	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.6	BCLY		$5,855	(0.32)%	07/25/45	$2,185	$1,523	$(662)
ABX.HE.AAA.6	BCLY		11,189	(0.18)%	07/25/45	1,170	440	(730)
ABX.HE.AAA.6	BOA		5,610	(0.18)%	07/25/45	305	221	(84)
ABX.HE.AAA.6	GSC		3,174	(0.18)%	07/25/45	260	125	(135)
ABX.HE.AAA.6	JPM		2,102	(0.18)%	07/25/45	77	83	6
ABX.HE.AAA.6	JPM		864	(0.18)%	07/25/45	35	34	(1)
ABX.HE.AAA.6	MSC		900	(0.18)%	07/25/45	29	35	6
ABX.HE.AAA.6	MSC		4,247	(0.18)%	07/25/45	347	167	(180)
ABX.HE.PENAAA.6	BCLY		972	(0.11)%	05/25/46	159	183	24
ABX.HE.PENAAA.6	BOA		2,536	(0.11)%	05/25/46	577	477	(100)
ABX.HE.PENAAA.6	GSC		2,387	(0.11)%	05/25/46	597	449	(148)
ABX.HE.PENAAA.6	JPM		4,309	(0.11)%	05/25/46	1,051	810	(241)
ABX.HE.PENAAA.6	MSC		3,007	(0.11)%	05/25/46	729	566	(163)
ABX.HE.PENAAA.7	JPM		3,337	(0.09)%	08/25/37	1,373	1,039	(334)
CMBX.NA.A.1	BOA		2,910	(0.35)%	10/12/52	928	1,092	164
CMBX.NA.A.1	DEUT		5,450	(0.35)%	10/12/52	2,517	2,043	(474)
CMBX.NA.A.1	GSC		2,510	(0.35)%	10/12/52	1,136	941	(195)
CMBX.NA.A.1	JPM		1,075	(0.35)%	10/12/52	407	403	(4)
CMBX.NA.A.1	MSC		1,025	(0.35)%	10/12/52	424	384	(40)
CMBX.NA.AA.1	CSI		6,640	(0.25)%	10/12/52	1,519	1,260	(259)
CMBX.NA.AA.1	DEUT		6,550	(0.25)%	10/12/52	1,384	1,243	(141)
CMBX.NA.AA.1	JPM		2,230	(0.25)%	10/12/52	429	423	(6)
CMBX.NA.AA.1	UBS		17,925	(0.25)%	10/12/52	4,065	3,401	(664)
CMBX.NA.AA.2	BOA		9,146	(0.15)%	03/15/49	3,480	3,104	(376)
CMBX.NA.AA.2	CSI		1,593	(0.15)%	03/15/49	558	541	(17)
CMBX.NA.AA.2	DEUT		712	(0.15)%	03/15/49	260	242	(18)
CMBX.NA.AA.2	GSC		2,169	(0.15)%	03/15/49	793	737	(56)
CMBX.NA.AA.2	JPM		993	(0.15)%	03/15/49	374	337	(37)
CMBX.NA.AA.2	MSC		2,372	(0.15)%	03/15/49	880	806	(74)
CMBX.NA.AJ.1	DEUT		1,430	(0.84)%	10/12/52	100	54	(46)
CMBX.NA.AJ.1	JPM		915	(0.84)%	10/12/52	54	34	(20)
CMBX.NA.AJ.1	MSC		2,550	(0.84)%	10/12/52	179	97	(82)
CMBX.NA.AJ.4	JPM		378	(0.96)%	02/17/51	96	87	(9)
CMBX.NA.AJ.4	MSC		4,192	(0.96)%	02/17/51	1,640	964	(676)
CMBX.NA.AM.2	CSI		7,960	(0.50)%	03/15/49	488	197	(291)
CMBX.NA.AM.2	DEUT		7,960	(0.50)%	03/15/49	458	197	(261)
CMBX.NA.AM.2	JPM		1,620	(0.50)%	03/15/49	55	40	(15)
CMBX.NA.AM.2	MSC		2,050	(0.50)%	03/15/49	102	51	(51)
CMBX.NA.AM.4	BOA		1,910	(0.50)%	02/17/51	229	131	(98)
CMBX.NA.AM.4	CSI		1,230	(0.50)%	02/17/51	143	85	(58)
CMBX.NA.AM.4	GSC		1,125	(0.50)%	02/17/51	140	77	(63)
CMBX.NA.AM.4	JPM		245	(0.50)%	02/17/51	21	17	(4)
CMBX.NA.AM.4	MSC		4,750	(0.50)%	02/17/51	809	325	(484)
ITRX.XOV.20	ICE	EUR	6,650	(5.00)%	12/20/18	(623)	(858)	(235)
Total						$31,939	$24,607	$(7,332)
Sell protection:
ABX.HE.AAA.6	CSI		$884	0.11%	05/25/46	$(287)	$(222)	$65
ABX.HE.AAA.6	DEUT		11,936	0.11%	05/25/46	(3,763)	(3,003)	760
ABX.HE.AAA.6	JPM		321	0.11%	05/25/46	(87)	(81)	6
CDX.EM.20	GSC		30,195	5.00%	12/20/18	3,319	3,065	(254)
CDX.NA.HY.21	CME		50,980	5.00%	12/20/18	3,375	4,346	971
CDX.NA.IG.21	CME		93,140	1.00%	12/20/18	1,270	1,666	396
CMBX.NA.AAA.6	CSI		18,190	0.50%	05/11/63	(405)	(461)	(56)
CMBX.NA.AAA.6	CSI		32,370	0.50%	05/11/63	(1,113)	(820)	293
CMBX.NA.AAA.6	DEUT		12,125	0.50%	05/11/63	(295)	(307)	(12)

The accompanying notes are an integral part of these financial statements.

19

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2013 (000’s Omitted)

Credit Default Swap Contracts Outstanding at December 31, 2013 - (continued)

Reference Entity	Counterparty/ Clearinghouse	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
CMBX.NA.AAA.6	JPM		$9,585	0.50%	05/11/63	$(327)	$(243)	$84
CMBX.NA.AAA.6	UBS		11,130	0.50%	05/11/63	(257)	(282)	(25)
CMBX.NA.AAA.6	UBS		15,710	0.50%	05/11/63	(419)	(398)	21
CMBX.NA.BB.6	CSI		2,080	5.00%	05/11/63	(176)	(45)	131
CMBX.NA.BB.6	CSI		2,765	5.00%	05/11/63	(49)	(59)	(10)
CMBX.NA.BB.6	JPM		1,295	5.00%	05/11/63	(73)	(28)	45
CMBX.NA.BB.6	MSC		4,020	5.00%	05/11/63	(285)	(86)	199
CMBX.NA.BB.6	UBS		3,520	5.00%	05/11/63	85	(76)	(161)
CMBX.NA.BB.6	UBS		465	5.00%	05/11/63	(8)	(10)	(2)
CMBX.NA.BB.6	UBS		1,515	5.00%	05/11/63	(74)	(32)	42
CMBX.NA.BBB-.6	CSI		6,715	3.00%	05/11/63	17	(111)	(128)
CMBX.NA.BBB-.6	CSI		4,815	3.00%	05/11/63	(419)	(80)	339
CMBX.NA.BBB-.6	DEUT		2,737	3.00%	05/11/63	(78)	(45)	33
CMBX.NA.BBB-.6	JPM		1,055	3.00%	05/11/63	(50)	(17)	33
ITRX.EUR.20	ICE	EUR	13,035	1.00%	12/20/18	173	256	83
PrimeX.ARM.1	JPM		96	4.42%	06/25/36	10	10	–
PrimeX.ARM.1	MSC		1,159	4.42%	06/25/36	34	118	84
PrimeX.ARM.2	JPM		836	4.58%	12/25/37	25	25	–
PrimeX.ARM.2	MSC		8,105	4.58%	06/25/36	(595)	240	835
PrimeX.ARM.2	MSC		1,057	4.58%	12/25/37	35	31	(4)
PrimeX.FRM.1	JPM		82	4.42%	07/25/36	8	8	–
PrimeX.FRM.1	JPM		913	4.42%	07/25/36	94	93	(1)
Total						$(315)	$3,452	$3,767
Total traded indices						$31,624	$28,059	$(3,565)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Spreadlock Swap Contracts Outstanding at December 31, 2013

Counterparty	Strike	Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CBK†	73.0 bps Fixed*	$390,000	04/21/14	$–	$294	$294

*	This is a spreadlock swap between the 10-Year constant maturity swap curve ("CMS") and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is greater than the strike, the Fund will receive money from the counterparty based on this differential on the determination date. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than the strike, the Fund will pay the counterparty on the determination date.

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At December 31, 2013, the aggregate value of these securities was $294, which rounds to zero percent of total net assets.

The accompanying notes are an integral part of these financial statements.

20

Securities Sold Short Outstanding at December 31, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC TBA, 3.50%	$28,300	01/15/2041	$28,079	$91
FHLMC TBA, 5.50%	46,700	01/15/2040	51,005	(79)
FNMA TBA, 3.50%	4,800	01/15/2026	5,019	14
FNMA TBA, 5.00%	12,600	01/15/2040	13,684	(11)
FNMA TBA, 6.00%	3,700	01/15/2043	4,104	(21)
GNMA TBA, 3.00%	45,600	01/15/2042	44,057	201
GNMA TBA, 3.50%	20,500	01/15/2041	20,661	50
GNMA TBA, 4.00%	74,300	01/15/2040	77,209	389
GNMA TBA, 4.50%	5,700	01/15/2040	6,082	29
			$249,900	$663

At December 31, 2013, the aggregate value of these securities represents 6.7% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
EUR	EURO

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
FA	Finance Authority
GO	General Obligation
Rev	Revenue

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

21

Hartford Total Return Bond HLS Fund
Investment Valuation Hierarchy Level Summary
December 31, 2013 (000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$599,944	$–	$498,969	$100,975
Call Options Purchased	1,790	–	1,790	–
Corporate Bonds	1,124,028	–	1,119,481	4,547
Foreign Government Obligations	9,072	–	9,072	–
Municipal Bonds	62,078	–	62,078	–
Preferred Stocks	3,507	1,861	1,646	–
Put Options Purchased	2,209	–	2,209	–
Senior Floating Rate Interests	161,452	–	161,452	–
U.S. Government Agencies	1,306,128	–	1,306,128	–
U.S. Government Securities	746,137	334,292	411,845	–
Short-Term Investments	491,927	–	491,927	–
Total	$4,508,272	$336,153	$4,066,597	$105,522
Credit Default Swaps *	4,620	–	4,620	–
Futures *	13,257	13,257	–	–
Spreadlock Swaps *	294	–	–	294
Total	$18,171	$13,257	$4,620	$294
Liabilities:
Securities Sold Short	$249,900	$–	$249,900	$–
Total	$249,900	$–	$249,900	$–
Credit Default Swaps *	8,185	–	8,185	–
Futures *	7,628	7,628	–	–
Total	$15,813	$7,628	$8,185	$–

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of December 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$90,626	$9,711		$(2,902	)†	$7,426	$56,686	$(46,666)	$—	$(13,906)	$100,975
Corporate Bonds	8,928	97		(436	)‡	(3)	—	(3,842)	—	(197)	4,547
Total	$99,554	$9,808		$(3,338)		$7,423	$56,686	$(50,508)	$—	$(14,103)	$105,522
Swaps§	$—	$—	**	$294	††	$—	$—	$—	$—	$—	$294
Total	$—	$—		$294		$—	$—	$—	$—	$—	$294

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $(29).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $(407).
§	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
**	The realized gain (loss) earned for swaps during the period ended December 31, 2013 was $46.
††	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $294.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

22

Hartford Total Return Bond HLS Fund
Statement of Assets and Liabilities
December 31, 2013 (000’s Omitted)

Assets:
Investments in securities, at market value (cost $3,987,077)	$4,016,345
Investments in repurchase agreements, at market value (cost $491,927)	491,927
Foreign currency on deposit with custodian (cost $—)	—
Unrealized appreciation on OTC swap contracts	3,464
Receivables:
Investment securities sold	416,293
Fund shares sold	269
Dividends and interest	21,513
Variation margin on financial derivative instruments	1,484
OTC swap premiums paid	36,189
Total assets	4,987,484
Liabilities:
Unrealized depreciation on OTC swap contracts	7,950
Bank overdraft	10,184
Securities sold short, at market value (proceeds $250,563)	249,900
Payables:
Investment securities purchased	977,730
Fund shares redeemed	3,673
Collateral received from broker	21,923
Variation margin on financial derivative instruments	1,155
Investment management fees	372
Distribution fees	23
Other liabilities	7
Accrued expenses	275
OTC swap premiums received	8,760
Total liabilities	1,281,952
Net assets	$3,705,532
Summary of Net Assets:
Capital stock and paid-in-capital	$3,606,335
Undistributed net investment income	107,442
Accumulated net realized loss	(40,538)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	32,293
Net assets	$3,705,532
Shares authorized	5,000,000
Par value	$0.001
Class IA: Net asset value per share	$11.35
Shares outstanding	289,939
Net assets	$3,290,622
Class IB: Net asset value per share	$11.27
Shares outstanding	36,800
Net assets	$414,910

The accompanying notes are an integral part of these financial statements.

23

Hartford Total Return Bond HLS Fund
Statement of Operations
For the Year Ended December 31, 2013 (000’s Omitted)

Investment Income:
Dividends	$388
Interest	125,507
Total investment income, net	125,895

Expenses:
Investment management fees	17,715
Transfer agent fees	5
Distribution fees - Class IB	1,217
Custodian fees	78
Accounting services fees	771
Board of Directors' fees	102
Audit fees	39
Other expenses	665
Total expenses (before fees paid indirectly)	20,592
Custodian fee offset	—
Total fees paid indirectly	—
Total expenses, net	20,592
Net Investment Income	105,303

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized loss on investments	(16,852)
Net realized gain on purchased options	2,135
Net realized gain on securities sold short	20,174
Net realized gain on futures	14,696
Net realized gain on written options	3,712
Net realized loss on swap contracts	(20,732)
Net realized loss on foreign currency contracts	(732)
Net realized loss on other foreign currency transactions	(119)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	2,282

Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(155,708)
Net unrealized depreciation of purchased options	(808)
Net unrealized appreciation of securities sold short	1,222
Net unrealized appreciation of futures	2,838
Net unrealized depreciation of swap contracts	(4,844)
Net unrealized depreciation of foreign currency contracts	(511)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	5
Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	(157,806)
Net Loss on Investments, Other Financial Instruments and Foreign Currency Transactions	(155,524)
Net Decrease in Net Assets Resulting from Operations	$(50,221)

The accompanying notes are an integral part of these financial statements.

24

Hartford Total Return Bond HLS Fund
Statement of Changes in Net Assets
(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$105,303	$127,213
Net realized gain on investments, other financial instruments and foreign currency transactions	2,282	150,173
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(157,806)	32,054
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,221)	309,440
Distributions to Shareholders:
From net investment income
Class IA	(133,325)	(149,453)
Class IB	(17,335)	(22,764)
Total distributions	(150,660)	(172,217)
Capital Share Transactions:
Class IA
Sold	655,332	332,218
Issued on reinvestment of distributions	133,325	149,453
Redeemed	(895,940)	(745,553)
Total capital share transactions	(107,283)	(263,882)
Class IB
Sold	52,736	85,231
Issued on reinvestment of distributions	17,335	22,764
Redeemed	(195,160)	(193,845)
Total capital share transactions	(125,089)	(85,850)
Net decrease from capital share transactions	(232,372)	(349,732)
Net Decrease in Net Assets	(433,253)	(212,509)
Net Assets:
Beginning of period	4,138,785	4,351,294
End of period	$3,705,532	$4,138,785
Undistributed (distribution in excess of) net investment income	$107,442	$150,659
Shares:
Class IA
Sold	56,799	27,974
Issued on reinvestment of distributions	11,960	12,783
Redeemed	(76,678)	(62,562)
Total share activity	(7,919)	(21,805)
Class IB
Sold	4,520	7,217
Issued on reinvestment of distributions	1,564	1,959
Redeemed	(16,836)	(16,407)
Total share activity	(10,752)	(7,231)

The accompanying notes are an integral part of these financial statements.

25

Hartford Total Return Bond HLS Fund
Notes to Financial Statements
December 31, 2013 (000’s Omitted)

1.	Organization:

Hartford Total Return Bond HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using

26

market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

27

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013 (000’s Omitted)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price. For more information on specific valuation techniques and unobservable inputs, please see table below titled "Quantitative Information about Level 3 Fair Value Measurements".

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

28

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Quantitative Information about Level 3 Fair Value Measurements:

Security Type/Valuation Technique	Unobservable Input *	Range (Weighted Average) ‡	Fair Value at December 31, 2013
Asset & Commercial Mortgage Backed Securities:
Cost	Recent trade price	$100.00, 12/19/2013	$9,345
Discounted cash flow	Internal rate of return	3.3% - 6.6% (5.3%)	88,034
	Life expectancy (in months)	72 - 329 (195)
Independent pricing service	Prior day valuation	$95.32	1,212
Indicative market quotations	Broker Quote †	$100.82	2,384
Corporate Bonds:
Indicative market quotations	Broker Quote †	$99.50	4,547
Swap Contracts:
Independent pricing service	Prior day valuation	0.075493	294
Total			$105,816

*	Significant changes to any observable inputs may result in a significant change to the fair value.
‡	Unless otherwise noted, inputs were weighted based on the fair value of the investments included in the range.
†	The broker quote represents the best available estimate of fair value per share as of December 31, 2013.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations, as applicable.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

29

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions

30

between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of December 31, 2013.

In connection with the Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although the Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, the Fund realizes a gain or loss. In a TBA roll transaction, the Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

The Fund may enter into “dollar rolls” in which the Fund sells securities and contracts with the same counterparty to repurchase substantially similar securities (for example, same issuer, coupon and maturity) on a specified future date at an agreed upon price. The Fund gives up the right to receive interest paid on the investments sold. The Fund would benefit to the extent of any differences between the price received for the security and the lower forward price for the future purchase. Dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. The Fund records dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions are excluded from the Fund’s portfolio turnover rate. The Fund had open dollar roll transactions as of December 31, 2013.

d)	Senior Floating Rate Interests – The Fund, as shown on the Schedule of Investments, invests in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. The Fund may invest in multiple series or tranches of a senior floating rate interest, which

31

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

may have varying terms and carry different associated risks. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to the Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

e)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of December 31, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the

32

counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of December 31, 2013.

b)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of December 31, 2013.

c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund, as shown on the Schedule of Investments, had outstanding purchased options contracts as of December 31, 2013. The Fund had no outstanding written options contracts as of December 31, 2013. Transactions involving written options contracts during the year ended December 31, 2013, are summarized below:

33

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

Options Contract Activity During the Year Ended December 31, 2013
Call Options Written During the Year	Number of Contracts*	Premium Amounts
Beginning of the year	—	$—
Written	647,300,000	2,536
Expired	(647,300,000)	(2,536)
Closed	—	—
Exercised	—	—
End of year	—	$—

Put Options Written During the Year	Number of Contracts*	Premium Amounts
Beginning of the year	—	$—
Written	647,300,000	1,176
Expired	(647,300,000)	(1,176)
Closed	—	—
Exercised	—	—
End of year	—	$—

* The number of contracts does not omit 000's.

d)	Swap Contracts – The Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

The Fund’s maximum risk of loss from credit risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is

34

positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to credit risk. The Fund is still exposed to the credit risk of the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to all of its participants through the use of mandatory margin requirements, daily cash settlements, and other procedures designed to protect counterparties utilizing the clearinghouse. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on asset backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund, as shown on the Schedule of Investments, had outstanding credit default swap contracts as of December 31, 2013.

Interest Rate Swap Contracts – The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or inflation benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a “notional principal amount”, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When the interest rate swap contract is terminated early, the

35

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The Fund had no outstanding interest rate swap contracts as of December 31, 2013.

Spreadlock Swap Contracts – The Fund may invest in spreadlock swap contracts. These contracts involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread at a specific forward date. Settlement amounts paid or received are recorded as a realized gain or loss on the Statement of Operations at the determination date. The Fund, as shown on the Schedule of Investments, had outstanding spreadlock swap contracts as of December 31, 2013.

e)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$3,999	$—	$—	$—	$—	$—	$3,999
Unrealized appreciation on OTC swap contracts	294	—	3,170	—	—	—	3,464
Variation margin receivable *	1,280	—	204	—	—	—	1,484
Total	$5,573	$—	$3,374	$—	$—	$—	$8,947

Liabilities:
Variation margin payable *	$1,148	$—	$7	$—	$—	$—	$1,155
Total	$1,148	$—	$7,957	$—	$—	$—	$9,105

* Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $5,629 and open centrally cleared swaps cumulative appreciation of $1,215 as reported in the Schedule of Investments.

The ratio of futures contracts market value to net assets at December 31, 2013 was 30.82%, compared to the one year average of 24.89% for the year ended December 31, 2013. The volume of other derivatives that are presented in the Schedule of Investments is consistent with the derivative activity during the year ended December 31, 2013.

36

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain on purchased options	$1,217	$918	$—	$—	$—	$—	$2,135
Net realized gain on futures	14,696	—	—	—	—	—	14,696
Net realized gain on written options	—	—	3,712	—	—	—	3,712
Net realized loss on swap contracts	(971)	—	(19,761)	—	—	—	(20,732)
Net realized loss on foreign currency contracts	—	(732)	—	—	—	—	(732)
Total	$14,942	$186	$(16,049)	$—	$—	$—	$(921)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of investments in purchased options	$(638)	$(170)	$—	$—	$—	$—	$(808)
Net change in unrealized appreciation of futures	2,838	—	—	—	—	—	2,838
Net change in unrealized appreciation (depreciation) of swap contracts	251	—	(5,095)	—	—	—	(4,844)
Net change in unrealized depreciation of foreign currency contracts	—	(511)	—	—	—	—	(511)
Total	$2,451	$(681)	$(5,095)	$—	$—	$—	$(3,325)

f)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of December 31, 2013:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than $0)
Description
Futures contracts - Variation margin receivable	$1,280	$(1,148)	$—	$132
Swap contracts - Variation margin receivable	204	(7)	—	197
Purchased options at market value	3,999	—	—	3,999
OTC swap contracts at market value	29,349	(6,406)	(31,137)	—
Total subject to a master netting or similar arrangement	$34,832	$(7,561)	$(31,137)	$4,328

37

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

Offsetting of Financial Liabilities and Derivative Liabilities as of December 31, 2013:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged		Net Amount (not less than $0)
Description
Futures contracts - Variation margin payable	$1,148	$(1,148)	$(9,657	)†	$—
Swaps contracts - Variation margin payable	7	(7)	(3,588	)†	—
OTC swap contracts at market value	6,406	(6,406)	—		—
Total subject to a master netting or similar arrangement	$7,561	$(7,561)	$(13,245)		$—

* Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.

† Pledged as initial margin deposit and collateral for daily variation margin loss on open financial derivative contracts held at December 31, 2013.

5.	Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests, and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages

38

or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$150,660	$172,217

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$108,767
Accumulated Capital and Other Losses*	(34,392)
Unrealized Appreciation†	26,147
Total Accumulated Earnings	$100,522

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

39

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$2,140
Accumulated Net Realized Gain (Loss)	(2,140)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$28,282
Total	$28,282

Capital loss carryforwards with no expiration:
Amount
Short-Term Capital Loss Carryforward	$6,110
Total	$6,110

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has

40

contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $1.5 billion	0.4500%
On next $2.5 billion	0.4450%
On next $5 billion	0.4300%
Over $10 billion	0.4200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.018%
Over $10 billion	0.016%

Effective January 1, 2014, the new accounting services fees schedule based on the Fund’s average daily net assets is as follows:

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.015%
Over $10 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.50%
Class IB	0.75

41

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $4. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$21,418,843
Sales Proceeds Excluding U.S. Government Obligations	21,763,248
Cost of Purchases for U.S. Government Obligations	1,296,307
Sales Proceeds for U.S. Government Obligations	1,424,608

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

42

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

43

Hartford Total Return Bond HLS Fund

Financial Highlights

	─ Selected Per-Share Data(A) ─									─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$11.99	$0.32	$(0.49)	$(0.17)	$(0.47)	$–	$(0.47)	$11.35	(1.36)%	$3,290,622	0.50%	0.50%	2.76%
IB	11.91	0.29	(0.50)	(0.21)	(0.43)	–	(0.43)	11.27	(1.66)	414,910	0.75	0.75	2.51

For the Year Ended December 31, 2012 (D)
IA	$11.63	$0.41	$0.45	$0.86	$(0.50)	$–	$(0.50)	$11.99	7.54%	$3,572,511	0.50%	0.50%	3.01%
IB	11.55	0.40	0.43	0.83	(0.47)	–	(0.47)	11.91	7.27	566,274	0.75	0.75	2.76

For the Year Ended December 31, 2011 (D)
IA	$10.90	$0.44	$0.31	$0.75	$(0.02)	$–	$(0.02)	$11.63	6.99%	$3,718,609	0.49%	0.49%	3.60%
IB	10.84	0.42	0.31	0.73	(0.02)	–	(0.02)	11.55	6.72	632,685	0.74	0.74	3.35

For the Year Ended December 31, 2010 (D)
IA	$10.58	$0.45	$0.34	$0.79	$(0.47)	$–	$(0.47)	$10.90	7.51%	$4,026,583	0.50%	0.50%	3.90%
IB	10.53	0.44	0.31	0.75	(0.44)	–	(0.44)	10.84	7.25	722,317	0.75	0.75	3.65

For the Year Ended December 31, 2009 (D)
IA	$9.54	$0.46	$0.98	$1.44	$(0.40)	$–	$(0.40)	$10.58	15.01%	$3,902,957	0.51%	0.51%	4.67%
IB	9.50	0.46	0.95	1.41	(0.38)	–	(0.38)	10.53	14.72	789,541	0.76	0.76	4.42

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.

Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	81%
For the Year Ended December 31, 2012	88
For the Year Ended December 31, 2011	107
For the Year Ended December 31, 2010	188
For the Year Ended December 31, 2009	215

44

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Total Return Bond HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, agent banks and brokers or by other auditing procedures where replies from agent banks and brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Total Return Bond HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN
February 17, 2014

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Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

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William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

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Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Hartford Total Return Bond HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,016.70	$2.55	$1,000.00	$1,022.68	$2.55	0.50%	184	365
Class IB	$1,000.00	$1,014.90	$3.82	$1,000.00	$1,021.42	$3.83	0.75%	184	365

49

Hartford Total Return Bond HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Total Return Bond HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting,

50

monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1- and 3-year periods and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods. The Board noted that certain changes had recently been made to the Fund’s principal investment strategy.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

51

Hartford Total Return Bond HLS Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile of its expense group.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

52

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered the benefits, if any, to the Sub-adviser from any use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

53

Hartford Total Return Bond HLS Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early). These risks also apply to the Fund’s investments in U.S. government securities, which may not be guaranteed by the U.S. government.

Mortgage-Backed Securities Risk: Mortgage-backed securities are subject to interest rate risk, credit risk, prepayment risk, extension risk, and the risk that an investment’s value may be reduced or become worthless if it receives interest or income payments only after other investments in the same pool.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

54

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-TRB13 2-14 113555-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD ULTRASHORT BOND HLS FUND 2013 Annual Report *Prior to October 21, 2013, Hartford Ultrashort Bond HLS Fund was known as Hartford Money Market HLS Fund

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Ultrashort Bond HLS Fund

(formerly Hartford Money Market HLS Fund)

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Ultrashort Bond HLS Fund inception 08/31/1977
(formerly Hartford Money Market HLS Fund)

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks total return and income consistent with preserving capital and maintaining liquidity.

Performance Overview 10/21/13 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

Cumulative Return*
Ultrashort Bond IA	0.00%
Ultrashort Bond IB	-0.10%
Barclays 9-12 Month U.S. Treasury Index	0.04%

*	On October 21, 2013, the Fund converted from a money market fund to an ultrashort bond fund. Total returns shown are from conversion date (October 21, 2013) to December 31, 2013.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Prior to October 21, 2013, the Fund was managed as a money market fund. Accordingly, performance of the Fund prior to October 21, 2013 is not shown. Past performance information for when the Fund was managed as a money market fund is available upon request by calling 1-800-862-6668.

Barclays 9-12 Month U.S. Treasury Index measures the performance of U.S. Treasury securities that have a remaining maturity between one and twelve months.

You cannot invest directly in an index.

As of the Fund's current prospectus dated October 21, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.42% and 0.67%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Manager Discussion
December 31, 2013 (Unaudited)

Portfolio Manager
Timothy E. Smith*
Senior Vice President and Fixed Income Portfolio Manager

* Appointed as a Portfolio Manager for the Fund as of October 21, 2013. As of the same date, Robert Crusha and Shannon Carbray no longer served as Portfolio Managers for the Fund.

How did the Fund perform?

The Class IA shares of the Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund) returned 0.00% for the period October 21, 2013 (the date of the Fund’s conversion to an ultrashort bond fund) through December 31, 2013, underperforming the Fund’s benchmark, the Barclays 9-12 Month Treasury Index, which returned 0.04% for the same period. The Fund outperformed the -0.20% average return of the Variable Products-Underlying Funds Lipper Short-Intermediate Investment Grade Debt Funds peer group, a group of funds that invest primarily in investment grade issues with dollar-weighted average maturities of one to five years.

Why did the Fund perform this way?

Global central banks’ unconventional policy measures continued to be one of the biggest influences on the market during the year. Central bank easing and signs of gradual global economic recovery imparted a positive tone to financial markets early in the year. However, concerns about a possible pull back in U.S. Federal Reserve (Fed) stimulus were felt in the second quarter, triggered by Fed Chairman Ben Bernanke’s unexpectedly hawkish tone. Fed officials signaled a readiness to begin tapering the Fed’s asset purchases under quantitative easing (QE) by September and to end purchases by mid-2014 if the economy strengthened sufficiently. The Fed’s earlier-than-expected plan to taper asset purchases sent yields sharply higher and credit spreads gapped out in sympathy. Meanwhile, other major central banks, including the Bank of Japan, European Central Bank, and Bank of England, reiterated their commitment to easy monetary policy for as long it was needed.

Signs of economic momentum and speculation over Fed tapering weighed on U.S. Treasury prices during the year; for the full year 2013, 5-, 10-, and 30-year Treasury yields rose 1.02%, 1.27%, and 1.02%, respectively. Many of the major fixed income sectors, with the exception of high yield and bank loans, posted negative absolute returns due to the rise in yields. However, most sectors outperformed Treasuries on a duration-adjusted basis as credit spreads tightened.

The Fund modestly outperformed the benchmark for the period October 21, 2013 (when the Fund converted from a money market fund) through December 31, 2013 on a gross-of-fee basis. Allocations to investment grade credit and asset backed securities contributed to relative performance during the period. Most sectors outperformed Treasuries on a duration-adjusted basis as credit spreads tightened.

Yield curve and duration positioning slightly detracted from relative returns during the period.

We use Treasury futures and interest rate swaps to manage duration and yield curve exposure. The portfolio’s slightly long duration bias, concentrated in the 2- and 3-year sector of the curve, contributed to underperformance during a rising rate and steepening curve environment.

Note that derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

In the U.S., we believe there will be positive gross domestic product (GDP) growth of about 3% as the fiscal drag reverses. In our opinion, we estimate that fiscal policies reduced GDP by 1.5% in 2013 (and some of these effects may linger in early 2014), but importantly, state and local governments now appear to be moving back to expansionary mode. We believe the employment picture continues to improve and housing should remain constructive. Housing paused recently in part due to the uptick in mortgage rates but we expect it to reaccelerate in the spring selling season, in our view. While higher rates can be a hurdle to further recovery, they are still low historically and we believe early signs of wage growth should boost consumer confidence. The Fed is expected to remain accommodative throughout the year and we view the Fed’s decision to start unwinding quantitative easing as a healthy sign for the economy. We have been encouraged by recent data out of Europe that suggests Europe has stabilized. We believe the euro area economy could expand by 1 to 1.5% in 2014. We are watching France as an ongoing risk. France is Europe’s second largest economy and government policies have so far failed to revive growth as GDP is still contracting. Data out of Japan has been positive as Prime Minister Shinzo Abe’s bid to revitalize the economy appears to be rekindling growth after decades of economic malaise.

3

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Manager Discussion – (continued)
December 31, 2013 (Unaudited)

At the end of the period our duration positioning was in line with the benchmark’s as we believe short-term rates will remain range bound in the near term. We continue to be positioned with out-of-benchmark allocations to investment grade corporates and asset backed securities (ABS). Within investment grade corporates, we believe U.S. financials will perform well, as financial companies have de-leveraged significantly. Within ABS, we consider auto, credit card and equipment issuers attractive, as consumer fundamentals are supported by improving labor markets.

Diversification by Security Type

as of December 31, 2013

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	27.5%
Certificates of Deposit	0.6
Corporate Bonds	39.1
Municipal Bonds	0.1
U.S. Government Agencies	20.7
U.S. Government Securities	0.4
Total	88.4%
Short-Term Investments	11.7%
Other Assets and Liabilities	(0.1)
Total	100.0%

Credit Exposure

as of December 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	27.6%
Aa / AA	27.4
A	18.7
Baa / BBB	13.4
Not Rated	1.3
Non-Debt Securities and Other Short-Term Instruments	11.7
Other Assets and Liabilities	(0.1)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

4

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Schedule of Investments
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 27.5%
Finance and Insurance - 26.0%
	Captive Auto Finance - 12.9%
	Ally Automotive Receivables Trust
$5,285	0.40%, 07/15/2016 Δ	$5,285
6,539	0.52%, 05/20/2015	6,538
4,395	0.63%, 05/15/2017	4,396
6,000	0.70%, 12/21/2015	6,007
	Ally Master Owner Trust
7,995	1.54%, 09/15/2016	8,046
	AmeriCredit Automobile Receivables Trust
1,975	0.55%, 03/08/2017 Δ	1,976
	BMW Vehicle Owner Trust
2,405	0.41%, 02/25/2016	2,405
	Capital Automotive Receivables Asset Trust
3,910	0.55%, 03/21/2016 Δ	3,911
	Carmax Automotive Owner Trust
4,665	0.52%, 11/15/2016	4,666
	Credit Acceptance Automotive Loan Trust
1,985	1.50%, 04/15/2021 ■	1,985
	Ford Credit Floorplan Master Owner Trust
7,000	0.74%, 09/15/2016	7,009
	Honda Automotive Receivables Owner Trust
5,990	0.45%, 04/18/2016	5,990
7,000	0.70%, 02/16/2016	7,014
	Huntington Automotive Trust
7,127	0.81%, 09/15/2016	7,145
	Hyundai Automotive Lease Securitization Trust
7,000	0.92%, 08/17/2015 ■	7,015
	M&T Bank Automotive Receivables Trust
6,535	1.06%, 11/15/2017 ■	6,573
	Mercedes-Benz Automotive Lease Trust
6,635	0.59%, 02/15/2016	6,639
3,980	0.61%, 12/17/2018	3,976
3,445	0.62%, 07/15/2016	3,442
	Nissan Automotive Lease Trust
2,450	0.40%, 06/15/2016	2,449
1,370	0.44%, 01/15/2016 Δ	1,370
2,890	0.61%, 09/15/2015	2,889
925	0.75%, 06/15/2016	925
6,281	0.98%, 05/15/2015	6,289
	Penarth Master Issuer
4,450	0.55%, 11/18/2017 Δ	4,450
	Porsche Innovative Lease Owner Trust
3,250	0.54%, 01/22/2016 ■	3,250
	Santander Drive Automotive Receivables Trust
3,730	0.55%, 04/17/2017 Δ	3,732
6,500	1.04%, 08/15/2016	6,514
7,500	2.39%, 06/15/2017 ■	7,557
	Volkswagen Automotive Loan Enhanced Trust
5,105	0.42%, 06/20/2015	5,104
	Volvo Financial Equipment LLC
1,257	0.91%, 08/17/2015 ■	1,259
	World Omni Automotive Receivables Trust
6,535	0.48%, 11/15/2016	6,535
		152,341
	Captive Retail Finance - 0.3%
	CNH Equipment Trust
3,170	0.49%, 07/15/2015	3,169

	Credit Card Issuing - 7.0%
	American Express Credit Account Master Trust
1,520	0.98%, 05/15/2019	1,516
	Capital One Multi-Asset Execution Trust
6,000	0.35%, 02/15/2019 Δ	5,992
3,605	0.96%, 09/16/2019	3,587
	Chase Issuance Trust
6,000	0.59%, 11/16/2020 Δ	6,000
6,850	0.59%, 08/15/2017	6,851
6,905	0.79%, 06/15/2017	6,928
	Citibank Credit Card Issuance Trust
7,000	0.26%, 04/24/2017 Δ	6,995
3,660	0.47%, 11/07/2018 Δ	3,660
4,965	1.32%, 09/07/2018	4,999
	Citibank Omni Master Trust
6,567	4.90%, 11/15/2018 ■Δ	6,808
7,000	5.35%, 08/15/2018 ■Δ	7,204
	Discover Card Master Trust
7,000	0.81%, 08/15/2017	7,025
7,480	0.86%, 11/15/2017	7,510
	Golden Credit Card Trust
4,465	0.42%, 02/15/2018 ■Δ	4,457
3,275	0.79%, 09/15/2017 ■	3,278
		82,810
	Real Estate Credit (Mortgage Banking) - 5.8%
	CNH Equipment Trust
7,000	0.63%, 01/17/2017	7,008
5,140	0.86%, 09/15/2017	5,155
2,512	1.19%, 12/15/2016	2,523
	First Investors Automotive Owner Trust
2,260	0.89%, 09/15/2017 ■	2,260
	Ford Credit Automotive Lease Trust
7,000	0.45%, 08/15/2016	6,999
1,575	0.76%, 09/15/2016	1,577
	Ford Credit Automotive Owner Trust
3,000	0.57%, 06/15/2016	3,004
	Ford Credit Floorplan Master Owner Trust
2,450	0.85%, 01/15/2018	2,450
	GE Capital Credit Card Master Note Trust
6,735	1.03%, 01/15/2018	6,754
	GE Dealer Floorplan Master Note Trust
6,500	0.61%, 10/20/2017 Δ	6,505
8,345	0.66%, 06/20/2017 Δ	8,367
	Hilton USA Trust
1,885	1.17%, 11/05/2030 Δ ■	1,887
	John Deere Owner Trust
6,000	0.69%, 01/15/2019	5,983
6,000	0.87%, 08/15/2017	6,018
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,386	3.85%, 06/15/2043 ■	1,431
		67,921
		306,241

The accompanying notes are an integral part of these financial statements.

5

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 27.5% - (continued)
Real Estate and Rental and Leasing - 1.0%
	Automotive Equipment Rental and Leasing - 1.0%
	Enterprise Fleet Financing LLC
$5,970	0.68%, 09/20/2018 ■	$5,963
2,570	1.06%, 03/20/2019 ■	2,574
	Hertz Fleet Lease Funding L.P.
2,735	0.72%, 12/10/2027 ■Δ	2,736
		11,273
Transportation Equipment Manufacturing - 0.5%
	Railroad Rolling Stock Manufacturing - 0.5%
	GE Equipment Transportation LLC
2,410	0.61%, 06/24/2016	2,410
3,000	0.92%, 09/25/2017	2,999
		5,409
	Total asset & commercial mortgage backed securities
	(cost $323,091)	$322,923

CERTIFICATES OF DEPOSIT - 0.6%
Finance and Insurance - 0.6%
	Commercial Banking - 0.6%
	Credit Suisse New York,
$7,000	0.65%, 12/7/2015 Δ	$6,997

	Total certificates of deposit
	(cost $7,000)	$6,997

CORPORATE BONDS - 39.1%
Arts, Entertainment and Recreation - 1.7%
	Cable and Other Subscription Programming - 1.1%
	Comcast Corp.
$3,000	5.85%, 11/15/2015	$3,282
	DirecTV Holdings LLC
5,000	3.55%, 03/15/2015	5,165
	Time Warner Cable, Inc.
4,580	7.50%, 04/01/2014	4,656
		13,103
	Motion Picture and Video Industries - 0.3%
	Thomson Reuters Corp.
700	0.88%, 05/23/2016	695
3,000	1.30%, 02/23/2017	2,987
		3,682
	Radio and Television Broadcasting - 0.3%
	NBC Universal Enterprise
3,000	0.93%, 04/15/2018 ■Δ	3,011

		19,796
Beverage and Tobacco Product Manufacturing - 1.7%
	Beverage Manufacturing - 1.0%
	Anheuser-Busch InBev Worldwide, Inc.
6,000	0.80%, 07/15/2015	6,030
	Coca-Cola Enterprises
5,000	2.13%, 09/15/2015	5,097
		11,127
	Tobacco Manufacturing - 0.7%
	BAT International Finance plc
2,105	1.40%, 06/05/2015 ■	2,122
	Philip Morris International, Inc.
6,000	2.50%, 05/16/2016	6,227
		8,349
		19,476
Chemical Manufacturing - 0.0%
	Agricultural Chemical Manufacturing - 0.0%
	Yara International ASA
200	5.25%, 12/15/2014 ■	207

Computer and Electronic Product Manufacturing - 0.1%
	Navigational, Measuring, and Control Instruments - 0.1%
	Thermo Fisher Scientific, Inc.
1,450	1.30%, 02/01/2017	1,444

Finance and Insurance - 27.1%
	Captive Auto Finance - 2.7%
	American Honda Finance Corp.
6,000	0.74%, 10/07/2016 Δ	6,031
	Ford Motor Credit Co. LLC
2,150	1.02%, 01/17/2017 Δ	2,158
5,000	1.49%, 05/09/2016 Δ	5,074
	Nissan Motor Acceptance Corp.
6,000	0.95%, 09/26/2016 ■Δ	6,032
	Volkswagen International Finance N.V.
6,100	0.68%, 11/18/2016 ■Δ	6,114
6,000	0.84%, 11/20/2014 ■Δ	6,024
		31,433
	Commercial Banking - 4.1%
	BNP Paribas
5,000	0.83%, 12/12/2016 Δ	5,007
	Branch Banking & Trust Co.
2,500	0.59%, 10/28/2015 Δ	2,504
2,500	0.67%, 12/01/2016 Δ	2,502
	Commonwealth Bank of Australia
6,000	0.75%, 09/20/2016 ■Δ	6,015
	HSBC Bank plc
3,000	0.88%, 05/15/2018 ■Δ	3,006
	ING Bank N.V.
6,000	1.89%, 09/25/2015 ■Δ	6,129
	Intesa Sanpaolo S.P.A.
5,000	2.66%, 02/24/2014 ■Δ	5,015
	Nordea Bank AB
6,000	0.70%, 05/13/2016 ■Δ	6,017
	Rabobank Netherlands
6,000	0.72%, 03/18/2016 Δ	6,022
	Svenska Handelsbanken AB
6,000	0.72%, 09/23/2016 Δ	6,007
		48,224
	Depository Credit Banking - 5.6%
	Bank of America Corp.
6,000	1.07%, 03/22/2016 Δ	6,043
2,000	1.32%, 03/22/2018 Δ	2,026
	Bank of Montreal
6,000	0.76%, 07/15/2016 Δ	6,024
	Bank of New York Mellon Corp.
6,000	0.47%, 03/04/2016 Δ	5,991

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 39.1% - (continued)
Finance and Insurance - 27.1% - (continued)
	Depository Credit Banking - 5.6% - (continued)
	Bank of Nova Scotia
$6,000	0.76%, 07/15/2016 Δ	$6,024
	Citigroup, Inc.
4,550	0.51%, 06/09/2016 Δ	4,476
6,500	0.92%, 11/15/2016 Δ	6,509
	Fifth Third Bancorp
4,500	0.75%, 11/18/2016 Δ	4,512
	HSBC Bank USA
3,000	2.38%, 02/13/2015	3,061
	PNC Bank NA
7,500	1.15%, 11/01/2016	7,509
	Toronto-Dominion Bank
6,000	0.70%, 09/09/2016 Δ	6,018
	U.S. Bancorp
3,000	0.73%, 11/15/2018 Δ	3,009
	Wells Fargo & Co.
2,500	0.87%, 04/23/2018 Δ	2,514
2,500	1.50%, 07/01/2015	2,535
		66,251
	Insurance Carriers - 3.8%
	MetLife Global Funding I
19,500	0.47%, 03/07/2014 ■Δ	19,509
	Monumental Global Funding
6,000	0.44%, 01/15/2014 ■Δ	6,001
	Pricoa Global Funding I
3,500	1.15%, 11/25/2016 ■	3,494
	Principal Life Global Funding II
1,350	0.61%, 05/27/2016 ■Δ	1,352
	Prudential Financial, Inc.
4,000	1.02%, 08/15/2018 Δ	4,013
	UnitedHealth Group, Inc.
6,000	0.85%, 10/15/2015	6,024
	Wellpoint, Inc.
4,000	1.25%, 09/10/2015	4,028
		44,421
	International Trade Financing (Foreign Banks) - 2.8%
	Australia & New Zealand Banking Group Ltd.
6,000	0.44%, 05/07/2015 ■Δ	6,005
	BPCE S.A.
6,000	1.49%, 04/25/2016 Δ	6,078
	Canadian Imperial Bank of Commerce
6,000	0.77%, 07/18/2016 Δ	6,024
	Credit Agricole S.A.
6,000	1.10%, 10/03/2016 ■Δ	6,016
	Royal Bank of Canada
6,000	0.61%, 03/08/2016 Δ	6,012
	Societe Generale
3,000	1.33%, 10/01/2018 Δ	3,017
		33,152
	Monetary Authorities - Central Bank - 0.2%
	Lloyds Banking Group plc
2,595	4.38%, 01/12/2015 ■	2,689

	Nondepository Credit Banking - 3.3%
	American Express Credit Corp.
6,000	0.75%, 07/29/2016 Δ	6,029
	Capital One Bank
4,000	1.15%, 11/21/2016	3,983
	Caterpillar Financial Services Corp.
2,200	0.36%, 11/25/2015 Δ	2,199
6,000	0.48%, 02/26/2016 Δ	6,006
	General Electric Capital Corp.
3,000	0.96%, 04/02/2018 Δ	3,024
1,649	1.11%, 05/09/2016 Δ	1,667
	John Deere Capital Corp.
6,000	0.36%, 06/15/2015 Δ	6,002
	National Rural Utilities Cooperative Finance Corp.
4,000	0.54%, 11/23/2016 Δ	3,996
	Toyota Motor Credit Corp.
6,000	0.53%, 05/17/2016 Δ	6,017
		38,923
	Other Financial Investment Activities - 0.6%
	BP Capital Markets plc
3,000	0.79%, 11/07/2016 Δ	3,013
4,000	0.88%, 09/26/2018 Δ	4,005
		7,018
	Real Estate Investment Trust (REIT) - 0.3%
	Ventas Realty L.P.
4,000	1.55%, 09/26/2016	4,028

	Securities and Commodity Contracts and Brokerage - 3.7%
	Goldman Sachs Group, Inc.
3,000	1.44%, 04/30/2018 Δ	3,036
4,000	1.60%, 11/23/2015	4,043
	JP Morgan Chase & Co.
15,500	0.32%, 12/05/2014 Δ	15,500
6,000	0.86%, 02/26/2016 Δ	6,025
	Morgan Stanley
6,000	1.49%, 02/25/2016 Δ	6,078
	UBS AG Stamford CT
7,440	5.88%, 07/15/2016	8,273
		42,955
		319,094
Food Manufacturing - 0.3%
	Other Food Manufacturing - 0.3%
	Kraft Foods Group, Inc.
3,000	1.63%, 06/04/2015	3,038

Health Care and Social Assistance - 1.5%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.4%
	McKesson Corp.
5,000	0.95%, 12/04/2015	4,997

	Health and Personal Care Stores - 0.5%
	CVS Caremark Corp.
2,585	1.20%, 12/05/2016	2,588
	Express Scripts, Inc.
3,000	3.13%, 05/15/2016	3,131
		5,719
	Pharmaceutical and Medicine Manufacturing - 0.6%
	AbbVie, Inc.
6,000	1.00%, 11/06/2015 Δ	6,061

The accompanying notes are an integral part of these financial statements.

7

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 39.1% - (continued)
Health Care and Social Assistance - 1.5% - (continued)
	Pharmaceutical and Medicine Manufacturing - 0.6% - (continued)
	Perrigo Co Ltd
$935	1.30%, 11/08/2016 ■	$932
		6,993
		17,709
Information - 1.4%
	Telecommunications - Wired Carriers - 0.9%
	AT&T, Inc.
6,000	0.62%, 02/12/2016 Δ	5,988
	British Telecommunications plc
4,180	1.63%, 06/28/2016	4,217
		10,205
	Wireless Communications Services - 0.5%
	Verizon Communications, Inc.
6,000	1.99%, 09/14/2018 Δ	6,309

		16,514
Miscellaneous Manufacturing - 0.7%
	Aerospace Product and Parts Manufacturing - 0.7%
	Rockwell Collins, Inc.
2,300	0.59%, 12/15/2016 Δ	2,300
	United Technologies Corp.
6,000	0.74%, 06/01/2015 Δ	6,038
		8,338
Petroleum and Coal Products Manufacturing - 0.9%
	Oil and Gas Extraction - 0.9%
	Devon Energy Corp.
4,250	0.78%, 12/15/2016 Δ	4,257
	Petrobras Global Finance
3,000	1.86%, 05/20/2016 Δ	2,993
	Statoil ASA
3,000	0.70%, 11/08/2018 Δ	3,014
		10,264
Pipeline Transportation - 0.8%
	Pipeline Transportation of Crude Oil - 0.4%
	Enbridge, Inc.
4,000	0.90%, 10/01/2016 Δ	4,015

	Pipeline Transportation of Natural Gas - 0.4%
	Enterprise Products Operating LLC
5,000	1.25%, 08/13/2015	5,033
		9,048
Rail Transportation - 0.3%
	Rail Transportation - 0.3%
	Canadian National Railway Co.
3,860	0.53%, 11/06/2015 Δ	3,863

Real Estate and Rental and Leasing - 0.2%
	Automotive Equipment Rental and Leasing - 0.2%
	PACCAR Financial Services Corp.
3,000	0.84%, 12/06/2018 Δ	3,004

Retail Trade - 0.6%
	Grocery Stores - 0.4%
	Kroger (The) Co.
4,500	0.80%, 10/17/2016 Δ	4,510

	Other Motor Vehicle Dealers - 0.2%
	Harley-Davidson Financial Services, Inc.
2,600	3.88%, 03/15/2016 ■	2,742
		7,252
Transportation Equipment Manufacturing - 0.2%
	Railroad Rolling Stock Manufacturing - 0.2%
	Kansas City Southern de Mexico S.A. de C.V.
1,840	0.94%, 10/28/2016 Δ	1,841

Utilities - 1.1%
	Electric Generation, Transmission and Distribution - 1.1%
	Dominion Resources, Inc.
4,000	1.05%, 11/01/2016 ■	3,987
	Duke Energy Indiana, Inc.
6,000	0.60%, 07/11/2016 Δ	6,007
	Nstar Electric Co.
3,165	0.48%, 05/17/2016 Δ	3,161
		13,155
Wholesale Trade - 0.5%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.5%
	SABMiller Holdings, Inc.
6,000	0.93%, 08/01/2018 ■Δ	6,030

	Total corporate bonds
	(cost $460,034)	$460,073

MUNICIPAL BONDS - 0.1%
	Tax Allocation - 0.1%
	New York State Dormitory Auth Rev
$1,000	4.81%, 12/15/2014	$1,040

	Total municipal bonds
	(cost $1,041)	$1,040

U.S. GOVERNMENT AGENCIES - 20.7%
	FHLMC - 3.0%
$9,595	0.35%, 03/18/2015	$9,603
25,000	0.63%, 12/29/2014	25,108
		34,711
	FNMA - 17.7%
75,000	0.50%, 07/02/2015	75,179
100,000	0.75%, 12/19/2014	100,539
31,873	4.63%, 10/15/2014	32,987
		208,705
	Total U.S. government agencies
	(cost $243,486)	$243,416

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 0.4%
Other Direct Federal Obligations - 0.4%
	FHLB - 0.4%
$4,600	1.63%, 09/28/2015		$4,698

	Total U.S. government securities
	(cost $4,700)		$4,698

	Total long-term investments
	(cost $1,039,352)		$1,039,147

SHORT-TERM INVESTMENTS - 11.7%
Municipal Bonds - 0.5%
	County of Suffolk, NY, GO
$6,000	1.50%, 8/14/2014		$6,028

Repurchase Agreements - 0.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $83, collateralized by GNMA 4.00%, 2043, value of $84)
$83	0.005%, 12/31/2013		$83
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in
the amount of $79, collateralized by
FNMA 1.58% - 4.50%, 2020 - 2043, U.S.
Treasury Note 0.25% - 4.00%, 2015 -
	2020, value of $81)
79	0.01%, 12/31/2013		79
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in
the amount of $282, collateralized by
FHLMC 3.00% - 5.00%, 2019 - 2043,
FNMA 0.76% - 6.00%, 2016 - 2043,
GNMA 1.50% - 5.25%, 2028 - 2043,
	value of $287)
282	0.02%, 12/31/2013		282
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $254, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $259)
254	0.01%, 12/31/2013		254
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $457,
collateralized by U.S. Treasury Bond
3.88% - 8.13%, 2021 - 2040, U.S.
Treasury Note 0.25% - 3.38%, 2014 -
	2020, value of $466)
457	0.01%, 12/31/2013		457
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $149, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $152)
149	0.01%, 12/31/2013		149
TD Securities TriParty Repurchase
Agreement (maturing on 01/02/2014 in
the amount of $357, collateralized by
FFCB 0.20% - 0.50%, 2015 - 2016,
FHLMC  0.38% - 5.25%, 2014 - 2042,
FNMA 0.50% - 7.13%, 2014 -
	2043, value of $364)
357	0.01%, 12/31/2013		357
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $3, collateralized by U.S. Treasury Note 2.13%, 2015, value of $3)
3	0.01%, 12/31/2013		3
			1,664
U.S. Government Securities - 11.1%
	FHLB - 11.1%
	FHLB
$60,000	0.18%, 10/1/2014		$60,004
38,375	0.16%, 11/21/2014		38,368
32,050	0.13%, 11/18/2014		32,049
			130,421
	Total short-term investments
	(cost $138,106)		$138,113

	Total investments
	(cost $1,177,458) ▲	100.1%	$1,177,260
	Other assets and liabilities	(0.1)%	(1,092)
	Total net assets	100.0%	$1,176,168

The accompanying notes are an integral part of these financial statements.

9

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Schedule of Investments – (continued)
December 31, 2013
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $1,177,458 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$392
Unrealized Depreciation	(590)
Net Unrealized Depreciation	$(198)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at December 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $174,686, which represents 14.9% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation
Rev	Revenue

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

10

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Investment Valuation Hierarchy Level Summary
December 31, 2013
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$322,923	$–	$315,737	$7,186
Certificates of Deposit	6,997	–	6,997	–
Corporate Bonds	460,073	–	460,073	–
Municipal Bonds	1,040	–	1,040	–
U.S. Government Agencies	243,416	–	243,416	–
U.S. Government Securities	4,698	–	4,698	–
Short-Term Investments	138,113	–	138,113	–
Total	$1,177,260	$–	$1,170,074	$7,186

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$1	*	$—	$7,185	$—	$—	$—	$7,186
Total	$—	$—	$1		$—	$7,185	$—	$—	$—	$7,186

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was $1.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

11

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Statement of Assets and Liabilities
December 31, 2013
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,177,458)	$1,177,260
Cash	—
Receivables:
Fund shares sold	39
Dividends and interest	1,962
Other assets	—
Total assets	1,179,261
Liabilities:
Payables:
Fund shares redeemed	2,878
Investment management fees	104
Distribution fees	9
Accrued expenses	102
Total liabilities	3,093
Net assets	$1,176,168
Summary of Net Assets:
Capital stock and paid-in-capital	$1,176,370
Accumulated net realized loss	(4)
Unrealized depreciation of investments	(198)
Net assets	$1,176,168
Shares authorized	14,000,000
Par value	$0.01
Class IA: Net asset value per share	$10.00
Shares outstanding	101,350
Net assets	$1,013,110
Class IB: Net asset value per share	$9.99
Shares outstanding	16,320
Net assets	$163,058

The accompanying notes are an integral part of these financial statements.

12

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Statement of Operations
For the Year Ended December 31, 2013
(000’s Omitted)

Investment Income:
Interest	$3,222
Total investment income, net	3,222

Expenses:
Investment management fees	6,565
Transfer agent fees	3
Distribution fees - Class IB	89
Custodian fees	14
Accounting services fees	164
Board of Directors' fees	46
Audit fees	22
Other expenses	563
Total expenses (before waivers and fees paid indirectly)	7,466
Expense waivers	(3,875)
Custodian fee offset	—
Total waivers and fees paid indirectly	(3,875)
Total expenses, net	3,591
Net Investment Loss	(369)
Net Realized Gain on Investments:
Net realized gain on investments	2
Net Realized Gain on Investments	2

Net Changes in Unrealized Depreciation of Investments:
Net unrealized depreciation of investments	(198)
Net Changes in Unrealized Depreciation of Investments	(198)
Net Decrease in Net Assets Resulting from Operations	$(565)

The accompanying notes are an integral part of these financial statements.

13

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment loss	$(369)	$(5)
Net realized gain on investments	2	5
Net unrealized depreciation of investments	(198)	—
Net Decrease in Net Assets Resulting from Operations	(565)	—
Capital Share Transactions:
Class IA
Sold	1,019,371	1,183,777
Redeemed	(1,609,509)	(1,550,432)
Total capital share transactions	(590,138)	(366,655)
Class IB
Sold	142,018	156,549
Redeemed	(251,269)	(260,732)
Total capital share transactions	(109,251)	(104,183)
Net decrease from capital share transactions	(699,389)	(470,838)
Net Decrease in Net Assets	(699,954)	(470,838)
Net Assets:
Beginning of period	1,876,122	2,346,960
End of period	$1,176,168	$1,876,122
Undistributed (distribution in excess of) net investment income	$—	$—
Shares*:
Class IA
Sold	1,011,310	1,183,777
Redeemed	(2,513,617)†	(1,550,432)
Total share activity	(1,502,307)	(366,655)
Class IB
Sold	138,053	156,549
Redeemed	(394,198)†	(260,732)
Total share activity	(256,145)	(104,183)

*	Please see Reverse Stock Split note in the Notes to Financial Statements for more information. The share amounts reflect actual activity during the years ended December 31, 2013 and 2012, and do not reflect the impact of the reverse stock split.
†	Share amounts include adjustments made for reverse stock split of 1,080,670 shares and 182,596 shares for Class IA and Class IB, respectively.

The accompanying notes are an integral part of these financial statements.

14

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Notes to Financial Statements
December 31, 2013
(000’s Omitted)

1.	Organization:

Hartford Ultrashort Bond HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

Effective October 21, 2013, the Fund: (1) ceased to operate as a money market fund; (2) no longer sought to maintain a stable $1.00 NAV per share; and (3) began being managed as an ultrashort bond fund. For more detailed information regarding the Fund’s conversion to an ultrashort bond fund, please see the Fund’s prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – The Fund's investments, prior to October 21, 2013, were valued at amortized cost, which approximates market value. Effective October 21, 2013, for purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are

15

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted

16

or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class.

17

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

18

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of December 31, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

In connection with the Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although the Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, the Fund realizes a gain or loss. In a TBA roll transaction, the Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

The Fund may enter into “dollar rolls” in which the Fund sells securities and contracts with the same counterparty to repurchase substantially similar securities (for example, same issuer, coupon and maturity) on a specified future date at an agreed upon price. The Fund gives up the right to receive interest paid on the investments sold. The Fund would benefit to the extent of any differences between the price received for the security and the lower forward price for the future purchase. Dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. The Fund records dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions are excluded from the Fund’s portfolio turnover rate. The Fund had no open dollar roll transactions as of December 31, 2013.

d)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of December 31, 2013.

19

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

4.	Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests, and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

5.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to

20

wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Components of Distributable Earnings – The Fund’s components of distributable earnings (deficit) on a tax basis at December 31, 2013, are as follows:

Amount
Accumulated Capital and Other Losses	$(4)
Unrealized Depreciation*	(198)
Total Accumulated Deficit	$(202)

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$369
Accumulated Net Realized Gain (Loss)	(6)
Capital Stock and Paid-in-Capital	(363)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Capital loss carryforwards with no expiration:

Amount
Short-Term Capital Loss Carryforward	$4
Total	$4

21

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. Effective October 21, 2013, the investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. Prior to October 21, 2013, Hartford Investment Management Company was the sub-adviser for the Fund. The Fund pays a fee to the investment manager, a portion of which may be used to compensate the sub-advisers.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On next $5 billion	0.4000%
On next $5 billion	0.3800%
Over $10 billion	0.3700%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

Prior to the Fund’s October 21, 2013 conversion from a money market fund to an ultrashort bond fund, the investment manager agreed to reimburse expenses or waive fees to the extent necessary to prevent earnings from falling below the level of expenses. Any such expense reimbursement or waiver, as shown on the Statement of Operations, was voluntary and could have been changed or terminated at any time without notice. There was no guarantee that the Fund maintained a $1.00 net asset value per share or any particular level of yield. Upon the Fund’s conversion to the Hartford Ultrashort Bond HLS Fund, as of October 21, 2013, any such expense reimbursement or waiver was terminated.

d)	Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

22

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.21%
Class IB	0.25

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

At a meeting held on February 4, 2009, the Board of Directors approved the temporary reduction of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero for Class IB for a period of six months, effective March 1, 2009. The Board of Directors extended the reduction of payment of distribution and service fees until October 21, 2013, the conversion date to the Hartford Ultrashort Bond HLS Fund. The Fund’s action resulted in a corresponding temporary reduction of 12b-1 payments of amounts paid to financial intermediaries by the Fund’s distributor to zero for Class IB until October 21, 2013.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

7.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$1,130,367
Sales Proceeds Excluding U.S. Government Obligations	344,161
Cost of Purchases for U.S. Government Obligations	273,945
Sales Proceeds for U.S. Government Obligations	625,248

23

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Notes to Financial Statements – (continued)
December 31, 2013
(000’s Omitted)

8.	Line of Credit:

Effective October 21, 2013, the Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

9.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

10.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

12.	Reverse Stock Split:

On October 21, 2013, a reverse stock split was declared for the Class IA and Class IB shares at a ten to one ratio. The effect of the reverse stock split was to divide the number of outstanding shares by the reverse split factor, with a corresponding increase in the net asset value per share. The split was executed at the closing rounded NAV as of the prior business day. This transaction did not change the net assets of the Fund and the total value of a shareholder’s investment in the Fund did not change as a result of the reverse stock split. Prior year values represented in the Statement of Changes in Net Assets have not been adjusted. Data presented in the Financial Highlights has been adjusted retroactively to account for the reverse stock split.

24

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Financial Highlights

	─ Selected Per-Share Data(A) ─									─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets
For the Year Ended December 31, 2013 (D),(E)
IA	$10.00	$–	$–	$–	$–	$–	$–	$10.00	–%	$1,013,110	0.45%	0.21%	(0.02)%
IB	10.00	(0.01)	–	(0.01)	–	–	–	9.99	(0.10)	163,058	0.49	0.25	(0.06)

For the Year Ended December 31, 2012 (D),(E)
IA	$10.00	$–	$–	$–	$–	$–	$–	$10.00	–%	$1,603,657	0.42%	0.18%	–%
IB	10.00	–	–	–	–	–	–	10.00	–	272,464	0.42	0.18	–

For the Year Ended December 31, 2011 (D),(E)
IA	$10.00	$–	$–	$–	$–	$–	$–	$10.00	–%	$1,970,312	0.42%	0.16%	–%
IB	10.00	–	–	–	–	–	–	10.00	–	376,648	0.42	0.16	–

For the Year Ended December 31, 2010 (D),(E)
IA	$10.00	$–	$–	$–	$–	$–	$–	$10.00	–%	$2,086,014	0.43%	0.22%	–%
IB	10.00	–	–	–	–	–	–	10.00	–	419,519	0.43	0.22	–

For the Year Ended December 31, 2009 (D),(E)
IA	$10.00	$–	$–	$–	$–	$–	$–	$10.00	0.06%	$2,820,121	0.48%	0.32%	0.02%
IB	10.00	–	–	–	–	–	–	10.00	0.05	548,134	0.53	0.34	0.00

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Per share amounts have been restated to reflect a reverse stock split effective October 21, 2013. Please see Notes to Financial Statements.
(E)	Net investment income (loss) per share amounts have been calculated using the SEC method.

Portfolio Turnover Rate for All Share Classes
For the Period Ended December 31, 2013	6	%(A)
For the Year Ended December 31, 2012	N/A	(B)
For the Year Ended December 31, 2011	N/A	(B)
For the Year Ended December 31, 2010	N/A	(B)
For the Year Ended December 31, 2009	N/A	(B)

(A)	Portfolio turnover shown is from October 21, 2013 (conversion date) through December 31, 2013.
(B)	The Fund was managed as a money market fund and portfolio turnover was not calculated.

25

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders of
Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Ultrashort Bond HLS Fund (formery known as Hartford Money Market HLS Fund) (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Ultrashort Bond HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

February 17, 2014

26

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

27

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Directors and Officers (Unaudited) – (continued)

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

28

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

29

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,000.00	$1.36	$1,000.00	$1,023.84	$1.38	0.27%	184	365
Class IB	$1,000.00	$999.00	$1.78	$1,000.00	$1,023.42	$1.81	0.35%	184	365

30

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund) (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) (the “HFMC Agreement”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Hartford Investment Management Company (“Hartford Investment Management” or the “Sub-adviser” and, together with HFMC, the “Advisers”) (the “Hartford Investment Management Agreement” and, together with the HFMC Agreement, the “Agreements”).

As disclosed in the Fund’s semi-annual report dated June 30, 2013, at its June 18, 2013 meeting, the Board approved certain changes to the Fund to convert the Fund from a money market fund to an ultra-short bond fund. To effect the conversion, the Board approved changes to the Fund’s name, investment objective and principal investment strategy, and also approved a new investment sub-advisory agreement with Wellington Management Company, LLP with respect to the Fund (the “Wellington Agreement”). Each of these changes and the Wellington Agreement took effect on October 21, 2013, the date on which the Fund’s conversion to an ultra-short bond fund occurred (the “Conversion Date”). At its August 2013 meeting, the Board considered the continuation of the Hartford Investment Management Agreement through the Conversion Date as Hartford Investment Management would no longer serve as the Fund’s sub-adviser after the Conversion Date and the Hartford Investment Management Agreement would terminate at such time.

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and

31

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team. It was also noted that the Board had approved HFMC’s proposal to convert the Fund to an ultra-short bond fund.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

32

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board noted that the fees payable to the Sub-adviser are equal to its estimated costs in providing sub-advisory services. Accordingly, the costs and profitability for the Sub-adviser and HFMC were considered in the aggregate.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser, to the extent applicable. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile. The Board noted that the Fund’s investment manager has waived a portion of the Fund’s contractual management fee and other expenses since 2008 and the Fund’s distributor has waived 12b-1 fees since 2009.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or

33

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered the benefits, if any, to the Sub-adviser from any use of the Fund’s brokerage commissions to obtain soft dollar research.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

34

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early). These risks also apply to the Fund’s investments in U.S. government securities, which may not be guaranteed by the U.S. government.

Mortgage-Backed Securities Risk: Mortgage-backed securities are subject to interest rate risk, credit risk, prepayment risk, extension risk, and the risk that an investment’s value may be reduced or become worthless if it receives interest or income payments only after other investments in the same pool.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Reverse Repurchase Agreements and Dollar Rolls Risk: Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the repurchase price. These investments may also subject the Fund to the risk that the counterparty will not fulfill its obligations.

35

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-USB13 2-14 113549-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD VALUE HLS FUND 2013 Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) generated their strongest year since 1997 in 2013, rising 32.39% for the year. During the fourth quarter, equities rose without looking back, pushing the S&P 500 Index and the Dow Jones Industrial Average to new all-time highs. Despite previously cheering delays to quantitative-easing tapering, the stock market received an additional boost at the end of the year following the U.S. Federal Reserve’s (Fed) announcement of a $10-billion-a-month reduction in bond purchases beginning in January.

The Fed’s decision to begin tapering its bond purchases is generally considered a vote of confidence in the recovering U.S. economy. Consumer spending has stabilized, the housing market is showing steady improvement, the unemployment rate is slowly declining and economic growth clocked in at a healthy 4.1% in the third quarter. Equities have also recovered since the market low in March 2009: The S&P 500 Index has gained 173% from the market low through December 31, 2013.

Signs of improvement are also visible outside the U.S. Europe appears to have begun its own economic recovery, and emerging markets have reversed their recent lackluster performance. Fiscal policy continues to wield significant influence in today’s economy and central banks across the globe are maintaining their accommodative stances, including the appointment of Janet Yellen, who is widely expected to continue current monetary policies, to succeed Ben Bernanke as U.S. Federal Reserve chairman.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio incorporating both domestic and international holdings to take advantage of the global economic recovery?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial advisor can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

2The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

Hartford Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Value HLS Fund inception 04/30/2001
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term total return.

Performance Overview 12/31/03 - 12/31/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 12/31/13)

	1 Year	5 Years	10 Years
Value IA	31.94%	16.63%	8.51%
Value IB	31.65%	16.35%	8.24%
Russell 1000 Value Index	32.53%	16.67%	7.58%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on December 31, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB were 0.76% and 1.01%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended December 31, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Value HLS Fund

Manager Discussion

December 31, 2013 (Unaudited)

Portfolio Managers
Karen H. Grimes, CFA	W. Michael Reckmeyer, III, CFA	Ian R. Link, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Director and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Value HLS Fund returned 31.94% for the twelve-month period ended December 31, 2013, underperforming the Fund’s benchmark, the Russell 1000 Value Index, which returned 32.53% for the same period. The Fund underperformed the 32.37% average return of the Variable Products-Underlying Funds Lipper Large Cap Value Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities reached another all-time high in December and finished 2013 with a gain of 32.4%, as measured by the S&P 500 Index, the Index’s best return since 1997. The rally in U.S. equities began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first quarter by better-than-expected corporate earnings, a robust housing market, and a steadily improving employment picture. Solid gains in April and the first part of May paused following comments by U.S. Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing sooner than investors anticipated. Nonetheless, equities resumed their ascent in the third quarter as the surprising “no taper” decision by the Federal Open Market Committee eased near-term concerns about rapidly rising interest rates derailing the recovery. Additionally, accommodative rhetoric from the European Central Bank, along with encouraging data in China and further evidence of a European economic recovery, contributed to a broad-based global equity rally that extended through the end of the year. In December, the year ended with an optimistic tone as investors cheered the elimination of two market overhangs: the timing of Fed tapering and the threat of another U.S. government shutdown in early 2014.

In this environment, all ten sectors within the Russell 1000 Value Index posted positive returns during the period. Information Technology (+48%), Consumer Discretionary (+44%), and Industrials (+43%) gained the most, while Telecommunication Services (+13%), Utilities (+14%), and Materials (+21%) lagged on a relative basis.

The Fund’s underperformance versus its benchmark was primarily driven by weak stock selection within the Information Technology, Health Care, and Consumer Discretionary sectors. This was partially offset by strong security selection within Financials and Industrials. Sector allocation, a residual of the bottom up stock selection process, contributed positively to the Fund’s relative performance largely due to an underweight allocation to the lagging Utilities sector and an overweight allocation to the Information Technology sector. This was partially offset by a modest cash position in a generally rising market environment.

Among the top detractors from benchmark-relative returns were Mosaic (Materials), Apple (Information Technology), and Baxter International (Health Care). Shares of Mosaic, one of the largest global fertilizer producers, underperformed amid a deteriorating demand and pricing environment for phosphates and potash. Shares of Apple, a designer, manufacturer, and retailer of a range of personal electronic products, surged after the company posted solid quarterly earnings led by better-than-expected iPhone sales. Not owning this benchmark component in the portfolio detracted from relative performance. Baxter International, a diversified global healthcare company, saw its shares fall in part due to concerns about competitive pressures. Barrick Gold (Materials) and Verizon Communications (Telecommunication Services) also detracted on an absolute basis.

The largest contributors to benchmark-relative returns were Spirit Aerosystems (Industrials), Ameriprise Financial (Financials), and Boeing (Industrials). Shares of Spirit Aerosystems, an aerospace and defense company, moved higher after the company reported better-than-expected quarterly earnings, driven by operating performance improvements in its mature programs. Ameriprise Financial, a diversified financial services company, saw its shares rise as asset growth in the advice and wealth management division, combined with strong equity markets, have led to solid earnings growth. Boeing, an aerospace company, saw its shares rise as concerns over electrical issues with its 787 Dreamliner subsided. The company continued to see strong demand for commercial airplanes in the U.S. and abroad. Top absolute contributors included JPMorgan Chase (Financials), Wells Fargo (Financials) and BlackRock (Financials).

3

Hartford Value HLS Fund

Manager Discussion – (continued)

December 31, 2013 (Unaudited)

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

In the U.S., we believe there will be positive gross domestic product (GDP) growth of about 3% for 2014 as the fiscal drag reverses. In our opinion, we estimate that fiscal policies reduced GDP by 1.5% in 2013 (and some of these effects may linger in early 2014), but importantly, state and local governments now appear to be moving back to expansionary mode. We believe the employment picture continues to improve and housing should remain constructive. Housing paused recently in part due to the uptick in mortgage rates but we expect it to reaccelerate in the spring selling season. While higher rates can be a hurdle to further recovery, they are still low historically and we believe early signs of wage growth should boost consumer confidence. The Fed is expected to remain accommodative throughout the year and we view the Fed’s decision to start unwinding quantitative easing as a healthy sign for the economy.

We have been encouraged by recent data out of Europe that suggests Europe has stabilized. We believe the euro area economy could expand by 1 to 1.5% in 2014. We are watching France as an ongoing risk. France is Europe’s second largest economy and government policies have so far failed to revive growth as GDP is still contracting. Data out of Japan has been positive as Prime Minister Shinzo Abe’s bid to revitalize the economy appears to be rekindling growth after decades of economic malaise.

In terms of portfolio positioning, the Consumer Discretionary sector represented our largest overweight at the end of the period. The annual reconstitution of the Russell 1000 Value Index resulted in an increase in the benchmark’s Information Technology sector, with the inclusion of Apple as a notable highlight. This brought the Index more in-line with our positioning, as Information Technology had been the largest overweight before the Index rebalanced. We remained moderately overweight to the sector after the change.

Diversification by Sector

as of December 31, 2013

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.5%
Consumer Staples	5.2
Energy	11.9
Financials	27.4
Health Care	11.8
Industrials	10.3
Information Technology	12.0
Materials	4.1
Services	1.7
Utilities	2.6
Total	99.5%
Short-Term Investments	0.8
Other Assets and Liabilities	(0.3)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Value HLS Fund

Schedule of Investments

December 31, 2013

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Automobiles and Components - 0.4%
61	General Motors Co. ●	$2,475

	Banks - 7.3%
206	BB&T Corp.	7,698
188	PNC Financial Services Group, Inc.	14,553
573	Wells Fargo & Co.	25,997
		48,248
	Capital Goods - 10.3%
49	3M Co.	6,930
34	Boeing Co.	4,706
131	Eaton Corp. plc	9,950
475	General Electric Co.	13,307
68	Illinois Tool Works, Inc.	5,758
107	Ingersoll-Rand plc	6,576
79	PACCAR, Inc.	4,658
215	Spirit Aerosystems Holdings, Inc. ●	7,329
77	United Technologies Corp.	8,818
		68,032
	Consumer Durables and Apparel - 3.3%
209	Newell Rubbermaid, Inc.	6,766
290	Pulte Group, Inc.	5,900
64	PVH Corp.	8,710
		21,376
	Diversified Financials - 11.9%
77	Ameriprise Financial, Inc.	8,853
33	BlackRock, Inc.	10,404
230	Citigroup, Inc.	11,978
110	Credit Suisse Group ADR	3,400
56	Goldman Sachs Group, Inc.	9,889
42	IntercontinentalExchange Group, Inc.	9,398
419	JP Morgan Chase & Co.	24,528
230	Solar Cayman Ltd. ⌂■●†	16
		78,466
	Energy - 11.9%
73	Anadarko Petroleum Corp.	5,802
169	Chevron Corp.	21,150
37	EOG Resources, Inc.	6,206
134	Exxon Mobil Corp.	13,540
190	Halliburton Co.	9,626
212	Marathon Oil Corp.	7,486
91	Occidental Petroleum Corp.	8,664
160	Southwestern Energy Co. ●	6,303
		78,777
	Food and Staples Retailing - 1.4%
127	CVS Caremark Corp.	9,118

	Food, Beverage and Tobacco - 3.8%
74	Anheuser-Busch InBev N.V. ADR	7,915
55	Diageo plc ADR	7,244
76	Kraft Foods Group, Inc.	4,103
64	Philip Morris International, Inc.	5,609
		24,871
	Health Care Equipment and Services - 4.4%
108	Baxter International, Inc.	7,544
131	Covidien plc	8,934
168	UnitedHealth Group, Inc.	12,681
		29,159
	Insurance - 7.4%
123	ACE Ltd.	12,691
157	American International Group, Inc.	8,034
61	Chubb Corp.	5,918
237	Marsh & McLennan Cos., Inc.	11,449
110	Principal Financial Group, Inc.	5,403
156	Unum Group	5,473
		48,968
	Materials - 4.1%
174	Dow Chemical Co.	7,738
65	E.I. DuPont de Nemours & Co.	4,229
127	International Paper Co.	6,215
73	Nucor Corp.	3,906
260	Steel Dynamics, Inc.	5,080
		27,168
	Media - 3.9%
88	CBS Corp. Class B	5,607
177	Comcast Corp. Class A	9,180
274	Interpublic Group of Cos., Inc.	4,850
167	Thomson Reuters Corp.	6,321
		25,958
	Pharmaceuticals, Biotechnology and Life Sciences - 7.4%
66	Amgen, Inc.	7,525
55	AstraZeneca plc ADR	3,292
70	Johnson & Johnson	6,392
319	Merck & Co., Inc.	15,969
116	Pfizer, Inc.	3,540
34	Roche Holding AG	9,550
83	Zoetis, Inc.	2,712
		48,980
	Real Estate - 0.8%
281	Host Hotels & Resorts, Inc. REIT	5,470

	Retailing - 4.9%
18	AutoZone, Inc. ●	8,450
82	Home Depot, Inc.	6,711
72	Kohl's Corp.	4,072
168	Lowe's Cos., Inc.	8,310
77	Nordstrom, Inc.	4,755
		32,298
	Semiconductors and Semiconductor Equipment - 4.9%
134	Analog Devices, Inc.	6,809
436	Intel Corp.	11,325
216	Maxim Integrated Products, Inc.	6,033
183	Xilinx, Inc.	8,389
		32,556
	Software and Services - 2.7%
219	Microsoft Corp.	8,208
395	Symantec Corp.	9,311
		17,519
	Technology Hardware and Equipment - 4.4%
786	Cisco Systems, Inc.	17,639
453	EMC Corp.	11,397
		29,036
	Telecommunication Services - 1.7%
227	Verizon Communications, Inc.	11,171

	Utilities - 2.6%
104	Edison International	4,816
61	Entergy Corp.	3,842
38	NextEra Energy, Inc.	3,248

The accompanying notes are an integral part of these financial statements.

5

Hartford Value HLS Fund

Schedule of Investments – (continued)

December 31, 2013

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Utilities - 2.6% - (continued)
126	Northeast Utilities		$5,336
			17,242
	Total common stocks
	(cost $451,020)		$656,888

	Total long-term investments
	(cost $451,020)		$656,888

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $272, collateralized by GNMA 4.00%, 2043, value of $278)
$272	0.005%, 12/31/2013		$272
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $262, collateralized by FNMA
1.58% - 4.50%, 2020 - 2043, U.S. Treasury
Note 0.25% - 4.00%, 2015 - 2020, value of
	$267)
262	0.01%, 12/31/2013		262
Bank of Montreal TriParty Repurchase
Agreement (maturing on 01/02/2014 in the
amount of $927, collateralized by FHLMC
3.00% - 5.00%, 2019 - 2043, FNMA 0.76%
- 6.00%, 2016 - 2043, GNMA 1.50% -
	5.25%, 2028 - 2043, value of $946)
927	0.02%, 12/31/2013		927
	Barclays Capital TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $836, collateralized by U.S. Treasury Note 0.50% - 2.25%, 2017, value of $853)
836	0.01%, 12/31/2013		836
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
01/02/2014 in the amount of $1,504,
collateralized by U.S. Treasury Bond 3.88%
- 8.13%, 2021 - 2040, U.S. Treasury Note
0.25% - 3.38%, 2014 - 2020, value of
	$1,534)
1,504	0.01%, 12/31/2013		1,504
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 01/02/2014 in the amount of $489, collateralized by U.S. Treasury Note 0.25% - 1.00%, 2015 - 2017, value of $499)
489	0.01%, 12/31/2013		489
TD Securities TriParty Repurchase Agreement
(maturing on 01/02/2014 in the amount of
$1,174, collateralized by FFCB 0.20% -
0.50%, 2015 - 2016, FHLMC  0.38% -
5.25%, 2014 - 2042, FNMA 0.50% - 7.13%,
	2014 - 2043, value of $1,197)
1,174	0.01%, 12/31/2013		1,174
	UBS Securities, Inc. Repurchase Agreement (maturing on 01/02/2014 in the amount of $10, collateralized by U.S. Treasury Note 2.13%, 2015, value of $10)
10	0.01%, 12/31/2013		10
			5,474
	Total short-term investments
	(cost $5,474)		$5,474

	Total investments
	(cost $456,494) ▲	100.3%	$662,362
	Other assets and liabilities	(0.3)%	(1,931)
	Total net assets	100.0%	$660,431

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At December 31, 2013, the cost of securities for federal income tax purposes was $461,005 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$208,257
Unrealized Depreciation	(6,900)
Net Unrealized Appreciation	$201,357

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At December 31, 2013, the aggregate value of these securities was $16, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2013, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	230	Solar Cayman Ltd. - 144A	$67

At December 31, 2013, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Hartford Value HLS Fund

Investment Valuation Hierarchy Level Summary

December 31, 2013

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$656,888	$647,322	$9,550	$16
Short-Term Investments	5,474	–	5,474	–
Total	$662,362	$647,322	$15,024	$16

♦	For the year ended December 31, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013
Assets:
Common Stocks	$2,190	$2,294	$(1,625	)*	$—	$—	$(2,843)	$—	$—	$16
Total	$2,190	$2,294	$(1,625)		$—	$—	$(2,843)	$—	$—	$16

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at December 31, 2013 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

Hartford Value HLS Fund

Statement of Assets and Liabilities

December 31, 2013

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $456,494)	$662,362
Cash	—
Receivables:
Investment securities sold	15,993
Fund shares sold	38
Dividends and interest	920
Other assets	—
Total assets	679,313
Liabilities:
Payables:
Investment securities purchased	3,389
Fund shares redeemed	15,322
Investment management fees	108
Distribution fees	6
Accrued expenses	57
Total liabilities	18,882
Net assets	$660,431
Summary of Net Assets:
Capital stock and paid-in-capital	$509,520
Undistributed net investment income	341
Accumulated net realized loss	(55,302)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	205,872
Net assets	$660,431
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$15.39
Shares outstanding	35,822
Net assets	$551,350
Class IB: Net asset value per share	$15.38
Shares outstanding	7,093
Net assets	$109,081

The accompanying notes are an integral part of these financial statements.

9

Hartford Value HLS Fund

Statement of Operations

For the Year Ended December 31, 2013

(000’s Omitted)

Investment Income:
Dividends	$16,668
Interest	4
Less: Foreign tax withheld	(145)
Total investment income, net	16,527

Expenses:
Investment management fees	4,981
Transfer agent fees	2
Distribution fees - Class IB	273
Custodian fees	5
Accounting services fees	68
Board of Directors' fees	19
Audit fees	15
Other expenses	117
Total expenses (before fees paid indirectly)	5,480
Commission recapture	(3)
Total fees paid indirectly	(3)
Total expenses, net	5,477
Net Investment Income	11,050

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	76,594
Net realized gain on foreign currency contracts	39
Net realized loss on other foreign currency transactions	(54)
Net Realized Gain on Investments and Foreign Currency Transactions	76,579

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	100,298
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	4
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	100,302
Net Gain on Investments and Foreign Currency Transactions	176,881
Net Increase in Net Assets Resulting from Operations	$187,931

The accompanying notes are an integral part of these financial statements.

10

Hartford Value HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$11,050	$13,773
Net realized gain on investments and foreign currency transactions	76,579	45,302
Net unrealized appreciation of investments and foreign currency transactions	100,302	51,181
Net Increase in Net Assets Resulting from Operations	187,931	110,256
Distributions to Shareholders:
From net investment income
Class IA	(9,100)	(12,440)
Class IB	(1,489)	(2,077)
Total distributions	(10,589)	(14,517)
Capital Share Transactions:
Class IA
Sold	40,796	29,616
Issued on reinvestment of distributions	9,100	12,440
Redeemed	(196,892)	(164,750)
Total capital share transactions	(146,996)	(122,694)
Class IB
Sold	13,072	10,336
Issued on reinvestment of distributions	1,489	2,077
Redeemed	(37,142)	(35,556)
Total capital share transactions	(22,581)	(23,143)
Net decrease from capital share transactions	(169,577)	(145,837)
Net Increase (Decrease) in Net Assets	7,765	(50,098)
Net Assets:
Beginning of period	652,666	702,764
End of period	$660,431	$652,666
Undistributed (distribution in excess of) net investment income	$341	$—
Shares:
Class IA
Sold	2,970	2,604
Issued on reinvestment of distributions	602	1,054
Redeemed	(14,071)	(14,358)
Total share activity	(10,499)	(10,700)
Class IB
Sold	945	906
Issued on reinvestment of distributions	99	176
Redeemed	(2,682)	(3,113)
Total share activity	(1,638)	(2,031)

The accompanying notes are an integral part of these financial statements.

11

Hartford Value HLS Fund

Notes to Financial Statements

December 31, 2013

(000’s Omitted)

1.	Organization:

Hartford Value HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or

13

Hartford Value HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

14

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of December 31, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid

15

Hartford Value HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of December 31, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of December 31, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of December 31, 2013.

b)	Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the year ended December 31, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$39	$—	$—	$—	$—	$39
Total	$—	$39	$—	$—	$—	$—	$39

16

5.	Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Ordinary Income	$10,589	$14,517

17

Hartford Value HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

As of December 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$341
Accumulated Capital and Other Losses*	(50,791)
Unrealized Appreciation†	201,361
Total Accumulated Earnings	$150,911

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(120)
Accumulated Net Realized Gain (Loss)	129
Capital Stock and Paid-in-Capital	(9)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2013 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$6,782
2017	44,009
Total	$50,791

During the year ended December 31, 2013, the Fund utilized $75,456 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

18

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended December 31, 2013, these amounts, if any, are included in the Statement of Operations.

19

Hartford Value HLS Fund

Notes to Financial Statements – (continued)

December 31, 2013

(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Year Ended December 31, 2013
Class IA	0.76%
Class IB	1.01

e)	Distribution Plan for Class IB shares – Effective June 14, 2013, Hartford Investment Financial Services, LLC was renamed Hartford Funds Distributors, LLC (“HFD”). HFD, a wholly owned, ultimate subsidiary of The Hartford, serves as the Fund’s principal underwriter and distributor. The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the year ended December 31, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	24.37%	24.05%

20

8.	Investment Transactions:

For the year ended December 31, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$125,702
Sales Proceeds Excluding U.S. Government Obligations	297,727

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the year ended December 31, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend the advisory fee claims vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

21

Hartford Value HLS Fund

Financial Highlights

	─ Selected Per-Share Data(A) ─										─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income (Loss) to Average Net Assets

For the Year Ended December 31, 2013
IA	$11.86	$0.23	$3.55	$3.78	$(0.25)	$–	$(0.25)	$15.39	31.94%		$551,350	0.76%	0.76%	1.66%
IB	11.85	0.20	3.54	3.74	(0.21)	–	(0.21)	15.38	31.65		109,081	1.01	1.01	1.41

For the Year Ended December 31, 2012 (D)
IA	$10.37	$0.26	$1.50	$1.76	$(0.27)	$–	$(0.27)	$11.86	16.99%		$549,228	0.76%	0.76%	2.02%
IB	10.36	0.23	1.50	1.73	(0.24)	–	(0.24)	11.85	16.69		103,438	1.01	1.01	1.77

For the Year Ended December 31, 2011 (D)
IA	$10.77	$0.20	$(0.41)	$(0.21)	$(0.19)	$–	$(0.19)	$10.37	(1.96)%		$591,278	0.75%	0.75%	1.65%
IB	10.76	0.17	(0.41)	(0.24)	(0.16)	–	(0.16)	10.36	(2.20)		111,486	1.00	1.00	1.40

For the Year Ended December 31, 2010
IA	$9.50	$0.13	$1.26	$1.39	$(0.12)	$–	$(0.12)	$10.77	14.67%		$741,230	0.78%	0.78%	1.36%
IB	9.50	0.11	1.25	1.36	(0.10)	–	(0.10)	10.76	14.38		154,731	1.03	1.03	1.11

For the Year Ended December 31, 2009 (D)
IA	$7.77	$0.14	$1.75	$1.89	$(0.16)	$–	$(0.16)	$9.50	24.37	%(E)	$244,909	0.87%	0.87%	1.65%
IB	7.77	0.13	1.74	1.87	(0.14)	–	(0.14)	9.50	24.06	(E)	63,003	1.12	1.12	1.40

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(E)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

	Portfolio Turnover Rate for All Share Classes
For the Year Ended December 31, 2013	19%
For the Year Ended December 31, 2012	22
For the Year Ended December 31, 2011	16
For the Year Ended December 31, 2010	47	(A)
For the Year Ended December 31, 2009	50

(A)	During the year ended December 31, 2010, the Fund incurred $269.8 million in sales associated with the transition of assets from Hartford Equity Income HLS Fund and Hartford Value Opportunities HLS Fund, which merged into the Fund on March 19, 2010. These sales were excluded from the portfolio turnover calculation.

22

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of

Hartford Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hartford Value HLS Fund (one of the portfolios constituting Hartford Series Fund, Inc. (the Funds)) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Value HLS Fund of the Hartford Series Fund, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN
February 17, 2014

23

Hartford Value HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of December 31, 2013, collectively consist of 91 funds. Correspondence may be sent to directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee since 2005

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee since 2003

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

24

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee since 2002

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee since 2005

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present).

25

Hartford Value HLS Fund

Directors and Officers (Unaudited) – (continued)

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO and HFMC. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HASCO and HFD. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and HFD. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Value HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of June 30, 2013 through December 31, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Beginning Account Value June 30, 2013	Ending Account Value December 31, 2013	Expenses paid during the period June 30, 2013 through December 31, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,134.10	$4.12	$1,000.00	$1,021.35	$3.90	0.77%	184	365
Class IB	$1,000.00	$1,133.00	$5.46	$1,000.00	$1,020.09	$5.17	1.02%	184	365

27

Hartford Value HLS Fund

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve the continuation of the investment management agreement for Hartford Value HLS Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and the continuation of the investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Wellington Management Company, LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the August 6-7, 2013 meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. The Board considered information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the annual approval of the Agreements at the Board’s meetings held on June 18-19, 2013 and August 6-7, 2013. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The Board also received in-person presentations by Fund officers and representatives of HFMC at the Board’s meetings on June 18-19, 2013 and August 6-7, 2013 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, other non-management fees, overall expense ratios and investment performance compared to those of mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management fees, sub-advisory fees, other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement.

In determining whether to continue the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to improve services to the Fund. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

28

With respect to HFMC, the Board noted that under the Agreements, HFMC is responsible for the management of the Fund, including overseeing fund operations and service providers, as well as investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ approximately 40 portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered HFMC’s oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades by the Sub-adviser, and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered HFMC’s oversight of compliance with the Fund’s objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred in connection with fund combinations in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Fund’s officers. The Board also noted that Hartford Life Insurance Company (“HLIC”) provides administrative services to the Fund. The Board considered its experiences with HFMC and HLIC with respect to each of these services.

With respect to the Sub-adviser, who provides day-to-day portfolio management services, the Board considered the quality of the Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-adviser.

Performance of the Fund and the Advisers

The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Lipper comparing the investment performance of the Fund to an appropriate benchmark and universe of peer funds. The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-and 3-year periods and above its benchmark for the 5-year period.

The Board considered the detailed investment analytics reports provided by Hartford Funds’ Investment Advisory Group throughout the year. These reports include, among other things, information on the Fund’s gross and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and

29

Hartford Value HLS Fund

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) - (continued)

all aspects of their relationship with the Fund. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

The Board considered the Consultant’s review of the profitability calculations utilized by HFMC in connection with the continuation of the investment management agreement, noting the Consultant’s view that Hartford Funds’ process for calculating and reporting Fund profitability is reasonable. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and well within common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and total operating expenses for the Fund. The Board considered that the management fee for the Fund includes the fee paid to HLIC for providing certain administrative services to the Fund. With respect to the sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also reviewed information from Lipper comparing the Fund’s contractual management fees, actual management fees and overall expense ratios relative to a group of funds selected by Lipper, in consultation with the Consultant, and a broader universe of funds selected by Lipper. The Board noted that the Fund’s contractual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile.

While the Board recognized that comparisons between the Fund and peer funds are imprecise, given the differing service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s management and sub-advisory fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management and sub-advisory fees and total operating expenses.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board recognized that a fund with assets beyond the last breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board noted the effect of the sale and run-off of the variable annuity business on the HLS Funds.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the

30

effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund, including the role of the Fund in supporting the variable life insurance and variable annuity products offered by The Hartford.

The Board reviewed information noting that HLIC, an affiliate of HFMC, receives fees for providing certain administrative services to the Fund and that HFMC receives fees for fund accounting and related services from the Fund. The Board considered information on profits to HLIC and HFMC for such services. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund, and the Board reviewed information on the profitability of the Fund’s transfer agency function to HASCO. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund were fair and reasonable based on publicly available information.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives 12b-1 fees from the Fund. The Board also noted that certain affiliates of HFD distribute shares of the Fund and receive compensation in that connection.

The Board considered benefits to the Sub-adviser from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HFMC and the Sub-adviser that the Sub-adviser would not make any revenue-sharing payments or any other type of distribution payments to HFMC or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds. The Board considered HFMC’s efforts to provide investors in the family with a broad range of investment styles and asset classes.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

31

Hartford Value HLS Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Value Investing Risk: Value investments are considered to be undervalued, but they may never attain their potential value. Value-style investing falls in and out of favor, which may result in periods of underperformance.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

32

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a) “opt-out;” or
b) “opt-in;”
as required by law.

We only disclose Personal Health Information with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

Personal Health Information means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a) Personal Financial Information; and
b) Personal Health Information .

Transaction means your business dealings with us, such as:
a) your Application;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Catalyst360, LLC; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised December 2013

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 877-836-5854 (institutional). Investors should read them carefully before they invest.

HLSAR-V13 2-14 113557-2 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed herewith.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the Registrant has designated Phillip O. Peterson as an Audit Committee Financial Expert. Mr. Peterson is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$430,041 for the fiscal year ended December 31, 2012; $439,560 for the fiscal year ended December 31, 2013.

(b)	Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$13,567 for the fiscal year ended December 31, 2012; $13,567 for the fiscal year ended December 31, 2013. Audit-related services principally in connection with Rule 17Ad-13 under the Securities and Exchange Act of 1934.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$85,500 for the fiscal year ended December 31, 2012; $134,165 for the fiscal year ended December 31, 2013. Tax-related services are principally in connection with, but not limited to, general tax services and Passive Foreign Investment Company (PFIC) analysis.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$0 for the fiscal year ended December 31, 2012; $0 for the fiscal year ended December 31, 2013.

(e)	(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the Registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the Independent Auditor for the Registrant may be pre-approved. The following are some main provisions from the Policy.

1.	The Audit Committee must pre-approve all audit services and non-audit services that the Independent Auditor provides to the Fund.

2.	The Audit Committee must pre-approve any engagement of the Independent Auditor to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the Independent Auditor’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

3.	The Audit Committee shall pre-approve certain non-audit services to the Fund and its Service Affiliates pursuant to procedures set forth in the Policy.

4.	The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services. Any action by the Designated Member in approving a requested non-audit service shall be reported to the Audit Committee not later than at its next scheduled meeting.

5.	The Independent Auditor may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e)	(2) One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee's Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the year ended December 31, 2013, were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

Non-Audit Fees: $2,267,351 for the fiscal year ended December 31, 2012; $2,701,266 for the fiscal year ended December 31, 2013.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: February 12, 2014	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 12, 2014	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Date: February 12, 2014	By:	/s/ Mark A. Annoni
Mark A. Annoni, Vice President,
Treasurer and Controller